                                                          iShares Russell Series
                                                               SEMIANNUAL REPORT
                                                              September 30, 2000






i Shares                                                 The way you invest now.
  -------------------------
  BARCLAYS GLOBAL INVESTORS                                         Only better.

TABLE OF CONTENTS

Shareholder Letter...............................................    1
Market Overview..................................................    2
Managers' Discussion & Analysis..................................    3
Schedules of Investments.........................................    9
   iShares Russell 3000 Index Fund...............................    9
   iShares Russell 3000 Growth Index Fund........................   42
   iShares Russell 3000 Value Index Fund.........................   62
   iShares Russell 2000 Index Fund...............................   84
   iShares Russell 2000 Growth Index Fund........................  104
   iShares Russell 2000 Value Index Fund.........................  119
   iShares Russell 1000 Index Fund...............................  133
   iShares Russell 1000 Growth Index Fund........................  144
   iShares Russell 1000 Value Index Fund.........................  150
Financial Statements.............................................  159
Financial Highlights.............................................  165
Notes to Financial Statements....................................  167

To Our Shareholders

The iShares Funds' semiannual period ended September 30, 2000 was one of continued market volatility. Significant events during this period include:

[_] The Federal Reserve Board raised rates 0.50% at its May 16 meeting. This increase was the sixth in 12 months and brought the Federal Funds rate to 6.5%. This is the rate's highest level since it was 6.75% in January of 1991.

[_] The price of crude oil rose to $37.20 a barrel, the highest level since November of 1990.

[_]  The euro sank to a 21-month low since its introduction in January 1999.

[_] More than 50 IPOs occurred in August, representing 25% of the IPOs launched so far in 2000.

As you read through this report and review the performance of the funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long term market opinions, while ignoring temporary market swings.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long-term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iShares Funds                                                      November 2000

--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

Market Overview

Despite a bumpy ride, US equity markets delivered positive returns during the six-months ended September 30, 2000. Mid-capitalization stocks were the performance leaders for the period: The S&P MidCap 400 Index returned 16.82% for the period. Small-capitalization stocks also fared well, advancing 11.20% and 11.02% in the S&P 600 Index and the Russell 2000 Index, respectively. Conversely, large-capitalization stocks were flatter: the S&P 500 Index and the Russell 1000 Index returned (0.68)% and 1.15%, respectively.

Value stocks outperformed growth stocks across all indices in this period. The S&P 500/BARRA Value Index increased by 5.10%, and the S&P 600 Value/BARRA Index increased by 5.68%. Both the S&P 500/BARRA Growth Index and the S&P 600/BARRA Growth Index were relatively flat, returning 0.83% and 1.37%, respectively.

Interest rate concerns dominated investors' attention at the beginning of the period. On May 16, the Federal reserve instituted its sixth interest rate hike in 12 months, amid continued signs of an overheated economy. However, by the end of May, economic figures began to reveal signs of a slowing economy. Lower durable goods orders and new home sales suggested that the economy might be approaching the Fed's desired "soft landing", and the Fed chose to leave rates unchanged at its June meeting.

Less optimistic news arrived in July, however, in the form of higher-than-expected figures for both the Gross Domestic Product (GDP) and Consumer Price Index (CPI). Investors responded by selling off technology stocks and other high-valuation shares, and buying more defensive stocks. August brought more encouraging economic reports: US factory orders (excluding transportation equipment) had fallen 4.8% in July, compared with a 0.5% increase in June.

Meanwhile, both the CPI and the core rate, which exclude food and energy, had risen 0.2% in July, reflecting no acceleration in inflation. Finally, a record drop in durable goods orders and an increase in jobless claims in July suggested that the demand for workers and goods was slowing enough to relieve inflationary pressures. The positive data led to another pause in Fed tightening, and markets welcomed the news with a strong rally.

With concerns about inflation apparently behind them, investors began to focus on new areas for worry. The price of crude oil, which had been climbing during the year, reached a 10-year high in September. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Investors' concerns about the impact that these factors would have on corporate earnings were realized when Intel announced that it would fail to meet its third quarter earnings expectations, citing the weakness of the euro. Investors began to shift from growth stocks, particularly technology companies, and buy shares of more value-oriented stocks.

--------------------------------------------------------------------------------
  page 2                                                                 iShares

Managers' Discussion & Analysis

                        iShares Russell 3000 Index Funds
                           Performance as of 9/30/00

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------
iShares Russell 3000 Index Fund               05/22/00          5.20%
iShares Russell 3000 Growth Index Fund        07/24/00         (5.13)%
iShares Russell 3000 Value Index Fund         07/24/00          5.58%
--------------------------------------------------------------------------------

Total returns represent the iShares Funds' change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.

[PIE CHART]

Sector Breakout
---------------

Russell 3000 Index

Autos and Transportation              1.7%
Consumer Discretionary and Services  11.0%
Consumer Staples                      5.0%
Financial Services                   17.5%
Health Care                          12.5%
Integrated Oils                       3.4%
Materials and Processing              2.2%
Other                                 4.8%
Other Energy                          2.4%
Producer Durables                     3.2%
Technology                           27.5%
Utilities                             8.8%

[PIE CHART]

Russell 3000 Growth Index

Autos and Transportation                            0.4%
Consumer Discretionary and Services                12.3%
Consumer Staples                                    2.9%
Financial Services                                  3.4%
Health Care                                        16.6%
Integrated Oils                                     0.0%
Materials and Processing                            0.4%
Other                                               7.3%
Other Energy                                        2.2%
Producer Durables                                   2.7%
Technology                                         49.1%
Utilities                                           2.7%

[PIE CHART]

Russell 3000 Value Index

Autos and Transportation                            3.1%
Consumer Discretionary and Services                 9.6%
Consumer Staples                                    7.1%
Financial Services                                 32.1%
Health Care                                         8.2%
Integrated Oils                                     6.9%
Materials and Processing                            4.1%
Other                                               2.5%
Other Energy                                        2.7%
Producer Durables                                   3.7%
Technology                                          4.8%
Utilities                                          15.2%

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                   page 3

The broad US equity market, as measured by the Russell 3000 Index, rose moderately over the period May 22 through September 30, 2000. The iShares Russell 3000 Index Fund, which commenced operations on May 22, 2000, seeks to track the performance of the Russell 3000 Index. From the Fund's inception date through September 30, the Index rose 5.36%. The iShares Russell 3000 Growth Index Fund and Russell 3000 Value Index Fund, which commenced operations on July 24, 2000, seek to track the value and growth components, respectively, of the Russell 3000 Index. From July 24 through September 30, the Russell 3000 Growth Index returned (5.19)%, while the Russell 3000 Value Index gained 5.55%.

The period May 22 through September 30, 2000 was marked by continued market volatility. Throughout the period, market performance was a barometer of investors' confidence level about the state of the US economy, and stock prices rose and sank in response to the most recent economic reports. By the end of the period, the effects of global economic events -- higher domestic interest rates, a declining European currency, and increasing oil prices -- combined to wreak havoc on markets and create fears about the prospects for future economic growth in the US.

After raising rates at its May 16 meeting, the Federal Reserve elected not to raise them again at the June and August meetings. Despite a jump in the Consumer Price Index for July, which tested investors' concerns about the economy and briefly pushed down stock prices, the Fed's pause in tightening brought relief to investors and lifted equity markets. However, investors found new concerns. As oil prices reached historic highs, investors became anxious about the sustainability of corporate earnings levels. Adding to investor concern, the euro sank to record lows, and those companies with exposure to European markets came under fire. In particular, Intel announced in September that it would not meet its revenue forecasts for the third quarter, blaming the weakness in European markets due to the declining euro.

Within the Russell 3000 Index, value stocks have outperformed growth stocks in six of the nine months of 2000. This trend held true for the period since inceptions of the iShares Funds, as the more defensive "old economy" stocks held more appeal for investors than "new economy" growth companies.

From an industry standpoint, the technology sector, which had been the leader for 2000, became the worst performing industry during the reporting period. Led by Intel's decline of more than 32% for the period, the technology group lost 9%. Defensive, "old economy" stocks were the performance leaders: financial services companies the best performing group, returning more than 21%. The Russell 3000 Index's heavy weighting in financial services companies (17%), including top ten holding Citigroup, helped performance. Oil companies also delivered strong returns, posting an 11% gain for the period. The Russell 3000 Index benefited from strong performance by Exxon, which is its third largest holding.

--------------------------------------------------------------------------------
  page 4                                                                 iShares

Managers' Discussion & Analysis

                        iShares Russell 2000 Index Funds
                           Performance as of 9/30/00

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------
iShares Russell 2000 Index Fund               05/22/00             10.55%
iShares Russell 2000 Growth Index Fund        07/24/00             (0.90)%
iShares Russell 2000 Value Index Fund         07/24/00              4.52%
--------------------------------------------------------------------------------

Total returns represent the iShares Funds' change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Sector Breakout
---------------

Russell 2000 Index

Autos and Transportation              2.8%
Consumer Discretionary and Services  15.6%
Consumer Staples                      2.3%
Financial Services                   19.8%
Health Care                          14.5%
Integrated Oils                       0.0%
Materials and Processing              8.0%
Other                                 1.0%
Other Energy                          3.5%
Producer Durables                     8.3%
Technology                           18.0%
Utilities                             6.2%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Russell 2000 Growth Index

Autos and Transportation              1.2%
Consumer Discretionary and Services  15.8%
Consumer Staples                      1.2%
Financial Services                    8.2%
Health Care                          22.0%
Integrated Oils                       0.0%
Materials and Processing              3.9%
Other                                 0.3%
Other Energy                          4.5%
Producer Durables                     9.2%
Technology                           30.5%
Utilities                             3.2%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Russell 2000 Value Index

Autos and Transportation              4.7%
Consumer Discretionary and Services  15.4%
Consumer Staples                      3.5%
Financial Services                   32.8%
Health Care                           6.0%
Integrated Oils                       0.1%
Materials and Processing             12.6%
Other                                 2.0%
Other Energy                          2.3%
Producer Durables                     7.3%
Technology                            3.8%
Utilities                             9.5%

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                   page 5

Small capitalization stocks, as measured by the Russell 2000 Index, performed strongly over the period May 22 through September 30, 2000. The iShares Russell 2000 Fund, which commenced operations on May 22, 2000, seeks to track the Russell 2000 Index. From the Fund's inception date through September 30, the Russell 2000 Index gained an impressive 11.02%. The iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund, which commenced operations on July 22, seek to track the growth and value components of the Russell 2000 Index, respectively. From July 22 through September 30, the Russell 2000 Growth Index returned (0.86)% while the Russell 2000 Value Index rose 4.69%.

The May 22 inception of the iShares Russell 2000 Index Fund could not have been timed better: on May 23, the Nasdaq reached a year low of 3164.55, representing a 37.32% drop from its historic high on March 10. By month end, the economic picture was rosy, and market sentiment had turned positive. Economic reports released in late May indicated a slowdown in new home sales and durable goods orders, causing markets to rebound. The Federal Reserve's decision in June to leave rates unchanged buoyed the markets again. The Nasdaq, in particular, rose 16.62% for the month of June while the Russell 2000 Index was up 8.71%.

Throughout the summer, market performance continued to reflect sentiment about the state of the economy. In July, markets slumped on the news of a large jump in the Consumer Price Index, followed by the release of strong Gross Domestic Product figures. When more encouraging reports released in August pointed to a decrease in inflationary pressures, the Fed left rates unchanged and equity markets rallied in response.

By September, three factors that had been mounting for more than a year (i.e. rising interest rates, a weakening euro, and higher oil prices) culminated to raise concerns about corporate earnings prospects and drive stock prices lower. When Intel announced that its third quarter revenues had been adversely affected by the weak euro's effect on European demand and would not meet forecasts, the share price dropped 22% for the day. Other technology stocks fell in response, and the Russell 2000 Index lost 2.94% for the month.

In a reversal of past performance, value stocks strongly outperformed growth issues during the period. The divergence between the performance of "old economy" value stocks and "new economy" growth stocks was reflected in sector performance. Technology stocks, previously the leading sector, pulled the Russell 2000 Index down during the third quarter, declining 10.8%. More defensive sectors, such as financial services, health care, and energy, gained 13.8%, 14.7%, and 12.7%, respectively. The Russell 2000 Index's heavy weighting in financial services (20%) helped performance, with top 10 holdings Silicon Valley Bancshares and Metris Companies contributing. Similarly, a 15% weighting in health care, including Enzon, Amerisource Health Corp., Caremark, and Invitrogen, also contributed to index performance. From the period from May 22 through September 30, 2000, Enzon returned 122%, Amerisource Health Corp. was up 115%, Caremark rose 83%, and Invitrogen returned 75%.

--------------------------------------------------------------------------------
  page 6                                                                 iShares

Managers' Discussion & Analysis

                        iShares Russell 1000 Index Funds
                           Performance as of 9/30/00

--------------------------------------------------------------------------------
                                 Total Returns
--------------------------------------------------------------------------------

                                                             Inception to
                  Fund                    Inception Date  September 30, 2000
                  ----                    --------------  ------------------
iShares Russell 1000 Index Fund               05/15/00              0.99%
iShares Russell 1000 Growth Index Fund        05/22/00              3.74%
iShares Russell 1000 Value Index Fund         05/22/00              3.82%
--------------------------------------------------------------------------------

Total returns represent the iShares Funds' change in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Sector Breakout
---------------

Russell 1000 Index

Autos and Transportation              1.7%
Consumer Discretionary and Services  10.7%
Consumer Staples                      5.2%
Financial Services                   17.3%
Health Care                          12.3%
Integrated Oils                       3.6%
Materials and Processing              1.8%
Other                                 5.2%
Other Energy                          2.3%
Producer Durables                     2.8%
Technology                           28.1%
Utilities                             9.0%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Russell 1000 Growth Index

Autos and Transportation              0.3%
Consumer Discretionary and Services  12.1%
Consumer Staples                      3.1%
Financial Services                    3.1%
Health Care                          16.2%
Integrated Oils                       0.0%
Materials and Processing              0.1%
Other                                 7.8%
Other Energy                          2.0%
Producer Durables                     2.2%
Technology                           50.5%
Utilities                             2.6%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Russell 1000 Value Index

Autos and Transportation              3.0%
Consumer Discretionary and Services   9.2%
Consumer Staples                      7.4%
Financial Serivces                   32.0%
Health Care                           8.3%
Integrated Oils                       7.3%
Materials and Processing              3.6%
Other                                 2.6%
Other Energy                          2.7%
Producer Durables                     3.4%
Technology                            4.9%
Utilities                            15.6%

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analyses                                   page 7

The Russell 1000 Index, including its value and growth components, showed moderate growth for the semiannual reporting period ended September 30, 2000. The iShares Russell 1000 Index Fund, which commenced operations on May 15, seeks to track the Russell 1000 Index. For the period May 15 through September 30, the Index rose 1.15%. The iShares Russell 1000 Growth Index Fund and iShares Russell 1000 Value Fund, which commenced operations on May 22, seek to track the growth and value components of the Russell 1000 Index, respectively. From May 22 through September 30, the Russell 1000 Growth Index returned 3.93%, and the Russell 1000 Value Index gained 3.92%.

The somewhat flat performance of large cap stocks for the period May 15 through September 30 conceals substantial underlying month-to-month volatility. The period opened with a 0.50% interest rate increase by the Federal Reserve on May
16. This increase, the sixth in a year, came in response to continued signs of an overheated economy. Economic news released in late May indicated lower existing home sales and durable goods orders. This news began to point to a slowing economy, and the Fed left rates unchanged at its June meeting.

In July, a large jump in the Consumer Price Index, combined with the release of strong Gross Domestic Product figures, renewed inflation fears, and stocks slumped once again. More benign reports released in August, including an increase in jobless claims and a record drop in durable goods orders, which suggested a decrease in inflationary pressures. When the Fed left rates unchanged at its August 22 meeting, equity markets rallied. Finally, in September, the combined pressures of rising crude oil prices, an increasingly weak euro, and expectations of slower economic growth drove stock prices down, and the Russell 1000 Index finished the month down 4.64%.

As with the ups and downs of the market, growth stocks and value stocks fell alternately in and out of favor throughout the period. Investors generally expressed concerns over the state of the economy by retreating to "old economy" value stocks, only to return to "new economy" growth stocks when confidence was renewed. For the overall period, however, value stocks slightly outpaced growth, returning 3.97% versus 3.16%.

From an industry standpoint, the Russell 1000 Index's heavy weighting in technology companies (28%), dragged down performance. Intel's announcement in September that it would not meet third quarter revenues sent its share price tumbling 22% for the day and more than 32% for the period. Other technology stocks fell in sympathy: Apple Computer shares dropped nearly 55% and Yahoo lost more than 45% for the period. However, "old economy" value sectors such as financial services and oil stocks offset those losses, rising 22% and 11%, respectively, during the third quarter of the year. In particular, large integrated oil company Exxon, which is the third largest holding in the iShares Russell 1000 Index Fund, benefited from the rise in oil prices. Financial Services Citigroup, among the iShares Russell 1000 Index Fund's ten largest holdings, also gained as a result of the shift toward "old economy" companies.

--------------------------------------------------------------------------------
  page 8                                                                 iShares
iShares Russell 3000 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.92%
---------------------------------------------------------------
General Electric Co.                        44,633  $ 2,574,760
Cisco Systems Inc.+                         32,003    1,768,166
Exxon Mobil Corp.                           15,700    1,399,262
Pfizer Inc.                                 28,451    1,278,517
Intel Corp.                                 30,210    1,257,491
Citigroup Inc.                              20,288    1,096,820
Microsoft Corp.+                            17,631    1,062,268
EMC Corp.+                                   9,824      973,804
International Business Machines Corp.        7,938      893,025
American International Group Inc.            9,000      861,188
Sun Microsystems Inc.+                       7,147      834,412
Merck & Co. Inc.                            10,371      771,991
SBC Communications Inc.                     15,337      766,850
Oracle Corp.+                                9,721      765,529
Verizon Communications                      12,291      595,345
Wal-Mart Stores Inc.                        12,305      592,178
Johnson & Johnson                            6,266      588,612
America Online Inc.+                        10,409      559,484
Home Depot Inc.                             10,435      553,707
Bristol-Myers Squibb Co.                     8,861      506,185
Coca-Cola Co.                                9,022      497,338
AT&T Corp.                                  16,899      496,408
Morgan Stanley Dean Witter & Co.             5,137      469,714
Lucent Technologies Inc.                    15,037      459,568
Procter & Gamble Co.                         5,984      400,928
Corning Inc.                                 1,321      392,337
WorldCom Inc.+                              12,903      391,929
Bank of America Corp.                        7,389      386,999
Time Warner Inc.                             4,912      384,364
Texas Instruments Inc.                       7,741      365,278
Hewlett-Packard Co.                          3,759      364,623
American Express Co.                         5,999      364,439
Disney (Walt) Co.                            9,394      359,320
Pharmacia & Upjohn Inc.                      5,852      352,217
Lilly (Eli) and Company                      4,273      346,647
Wells Fargo & Company                        7,438      341,683
BellSouth Corp.                              8,415      338,704
American Home Products Corp.                 5,888      333,040
Abbott Laboratories                          6,992      332,557
Fannie Mae                                   4,607      329,400
Amgen Inc.+                                  4,639      323,933
JDS Uniphase Corp.+                          3,367      318,813
Schering-Plough Corp.                        6,608      307,272
Dell Computer Corp.+                         9,841      303,226
PepsiCo Inc.                                 6,511      299,506
Philip Morris Companies Inc.                10,142      298,555
Enron Corp.                                  3,311      290,126
Viacom Inc. "B"+                             4,834      282,789
Medtronic Inc.                               5,408      280,202
Motorola Inc.                                9,810      277,133
Chase Manhattan Corp.                        5,868      271,028
Veritas Software Corp.+                      1,811      257,162
Boeing Co.                                   4,034      254,142
Chevron Corp.                                2,944      250,976
Merrill Lynch & Co. Inc.                     3,602      237,732
Qwest Communications International Inc.+     4,593      220,751
Ford Motor Company+                          8,558      216,624
Applied Materials Inc.+                      3,616      214,474
QUALCOMM Inc.+                               2,991      213,109
Compaq Computer Corp.                        7,682      211,870
AT&T - Liberty Media Group "A"+             11,649      209,682
Bank One Corp.                               5,183      200,193
Juniper Networks Inc.+                         913      199,890
Automatic Data Processing Inc.               2,832      189,390
Bank of New York Co. Inc.                    3,328      186,576
Du Pont (E.I.) de Nemours                    4,385      181,703
Network Appliance Inc.+                      1,420      180,873
McDonald's Corp.                             5,934      179,133
VeriSign Inc.+                                 865      175,217
Schwab (Charles) Corp.                       4,864      172,672
Walgreen Co.                                 4,545      172,426
Anheuser-Busch Companies Inc.                4,066      172,043
Freddie Mac                                  3,135      169,486
Siebel Systems Inc.+                         1,510      168,082
Comcast Corp. "A"+                           4,060      166,206
Minnesota Mining & Manufacturing Co.         1,793      163,387
Marsh & McLennan Companies Inc.              1,216      161,424
FleetBoston Financial Corp.                  4,065      158,535
Broadcom Corp.+                                649      158,194
Ciena Corp.+                                 1,276      156,709
General Motors Corp. "A"                     2,401      156,065
PMC - Sierra Inc.+                             711      153,043
Gillette Co.                                 4,705      145,267
First Union Corp.                            4,431      142,623
Duke Energy Corp.                            1,663      142,602
United Technologies Corp.                    1,984      137,392
Kimberly-Clark Corp.                         2,428      135,513
Palm Inc.+                                   2,545      134,726
BEA Systems Inc.+                            1,715      133,556
Analog Devices Inc.+                         1,599      132,017

--------------------------------------------------------------------------------
iShares Schedules of Investments                                          page 9
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Texaco Inc.                                  2,495  $   130,988
Emerson Electric Co.                         1,921      128,707
Honeywell International Inc.                 3,600      128,250
MBNA Corp.                                   3,311      127,474
Associates First Capital Corp.               3,295      125,210
Colgate-Palmolive Co.                        2,607      123,050
Clear Channel Communications Inc.+           2,160      122,040
Household International Inc.                 2,129      120,555
Morgan (J.P.) & Co. Inc.                       715      116,813
Hughes Electronics Corp.+                    3,120      116,002
Brocade Communications System Inc.+            485      114,460
Allstate Corp.                               3,262      113,354
Voicestream Wireless Corp.+                    960      111,420
Xilinx Inc.+                                 1,292      110,628
Cardinal Health Inc.                         1,247      109,970
PE Corp. (Biosystems Group)                    943      109,860
Solectron Corp.+                             2,368      109,224
Nextel Communications Inc. "A"+              2,290      107,058
SDL Inc.+                                      346      106,568
Target Corporation                           4,111      105,344
Baxter International Inc.                    1,312      104,714
Mellon Financial Corp.                       2,223      103,092
Maxim Integrated Products Inc.+              1,279      102,880
AES Corp.+                                   1,501      102,818
Yahoo! Inc.+                                 1,119      101,829
Level 3 Communications Inc.+                 1,311      101,111
Ariba Inc.+                                    705      101,002
Agilent Technologies Inc.+                   2,047      100,175
Applied Micro Circuits Corp.+                  480       99,390
Micron Technology Inc.+                      2,157       99,222
Alcoa Inc.                                   3,903       98,795
Halliburton Co.                              2,001       97,924
Safeway Inc.+                                2,097       97,904
Firstar Corp.                                4,369       97,756
Guidant Corp.+                               1,377       97,337
Washington Mutual Inc.                       2,435       96,943
Southern Co.                                 2,928       94,977
State Street Corp.                             721       93,730
Sprint Corp. (FON Group)                     3,168       92,862
Fifth Third Bancorp                          1,712       92,234
Exodus Communications Inc.+                  1,857       91,689
Linear Technology Corp.                      1,391       90,067
HCA - The Healthcare Company                 2,417       89,731
Bestfoods                                    1,233       89,701
Genentech Inc.+                                481       89,316
American General Corp.                       1,120       87,360
ADC Telecommunications Inc.+                 3,187       85,700
Altera Corp.+                                1,792       85,568
Goldman Sachs Group Inc. (The)                 751       85,567
PNC Bank Corp.                               1,307       84,955
Kroger Co.+                                  3,745       84,497
Williams Companies Inc.                      1,999       84,458
Adobe Systems Inc.                             543       84,301
Northern Trust Corp.                           944       83,898
CVS Corp.                                    1,760       81,510
Providian Financial Corp.                      641       81,407
Sprint Corp. (PCS Group)+                    2,320       81,345
i2 Technologies Inc.+                          432       80,811
Lehman Brothers Holdings Inc.                  544       80,376
Sara Lee Corp.                               3,921       79,645
Paychex Inc.                                 1,487       78,068
Kohls Corp.+                                 1,343       77,474
US Bancorp Inc.                              3,392       77,168
AFLAC Inc.                                   1,200       76,875
Dow Chemical Co.                             3,055       76,184
Comverse Technology Inc.+                      704       76,032
Redback Networks Inc.+                         463       75,903
Conoco Inc.                                  2,816       75,856
Electronic Data Systems Corp.                1,824       75,696
CIGNA Corp.                                    716       74,750
Alltel Corp.                                 1,424       74,315
Hartford Financial Services Group Inc.       1,011       73,740
Anadarko Petroleum Corp.                     1,104       73,372
Tellabs Inc.+                                1,535       73,296
MedImmune Inc.+                                944       72,924
UnitedHealth Group Inc.                        735       72,581
Vitesse Semiconductor Corp.+                   816       72,573
First Data Corp.                             1,857       72,539
Seagate Technology Inc.+                     1,024       70,656
Costco Wholesale Corp.+                      2,001       69,910
Sysco Corp.                                  1,504       69,654
Lowe's Companies Inc.                        1,551       69,601
Commerce One Inc.+                             866       67,981
Calpine Corp.+                                 634       66,174
Harley-Davidson Inc.                         1,377       65,924
Coastal Corp.                                  864       64,044
Gannett Co. Inc.                             1,201       63,653
Sanmina Corp.+                                 671       62,822
International Paper Co.                      2,177       62,453
Dominion Resources Inc.                      1,072       62,243

--------------------------------------------------------------------------------
  page 10                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Chubb Corp.                                    785     $ 62,113
Capital One Financial Corp.                    881       61,725
Illinois Tool Works Inc.                     1,104       61,686
National City Corp.                          2,736       60,534
Phillips Petroleum Co.                         959       60,177
El Paso Energy Corp.                           976       60,146
Heinz (H.J.) Co.                             1,585       58,744
Rational Software Corp.+                       846       58,691
Omnicom Group Inc.                             800       58,350
FedEx Corp.+                                 1,296       57,465
SunTrust Banks Inc.                          1,153       57,434
Eastman Kodak Co.                            1,393       56,939
American Electric Power Inc.                 1,455       56,927
Dynegy Inc.                                    990       56,430
McGraw-Hill Companies Inc.                     880       55,935
Lockheed Martin Corp.                        1,694       55,834
Mercury Interactive Corp.+                     353       55,333
RadioShack Corp.                               847       54,737
Southwest Airlines Co.                       2,240       54,320
NEXTLINK Communications Inc.+                1,536       54,048
Millennium Pharmaceuticals Inc.+               368       53,751
BB&T Corp.                                   1,776       53,502
Computer Sciences Corp.+                       719       53,386
Caterpillar Inc.                             1,569       52,954
FPL Group Inc.                                 801       52,666
Computer Associates International Inc.       2,063       51,962
Wachovia Corp.                                 912       51,699
Reliant Energy Inc.                          1,103       51,290
Waters Corp.+                                  576       51,264
Tenet Healthcare Corp.                       1,409       51,252
Gap Inc.                                     2,481       49,930
Allergan Inc.                                  591       49,903
KeyCorp                                      1,967       49,790
Baker Hughes Inc.                            1,329       49,339
Waste Management Inc.                        2,801       48,842
Best Buy Co. Inc.+                             753       47,910
St. Paul Companies Inc.                        959       47,291
TIBCO Software Inc.+                           560       47,285
General Dynamics Corp.                         751       47,172
TXU Corporation                              1,185       46,956
ConAgra Inc.                                 2,335       46,846
Quaker Oats Co.                                592       46,842
General Mills Inc.                           1,313       46,611
Infinity Broadcasting Corp.+                 1,408       46,464
Interpublic Group of Companies Inc.          1,360       46,325
Pitney Bowes Inc.                            1,167       46,024
Scientific-Atlanta Inc.                        720       45,810
PECO Energy Co.                                755       45,725
Sears, Roebuck and Co.                       1,399       45,356
Xerox Corp.                                  3,008       45,308
Unicom Corp.                                   800       44,950
Forest Laboratories Inc. "A"+                  384       44,040
Immunex Corp.+                               1,008       43,848
Intuit Inc.+                                   769       43,833
Avon Products Inc.                           1,072       43,818
Stilwell Financial Inc.+                     1,007       43,805
Public Service Enterprise Group Inc.           976       43,615
Union Pacific Corp.                          1,120       43,540
Conexant Systems Inc.+                       1,039       43,508
Raytheon Co. "B"                             1,521       43,253
Sycamore Networks Inc.+                        400       43,200
Integrated Device Technology Inc.+             477       43,168
Dover Corp.                                    913       42,854
Equity Office Properties Trust               1,361       42,276
PG&E Corp.                                   1,743       42,159
Nabisco Group Holdings Corp. "A"             1,472       41,952
Xcel Energy Inc.                             1,522       41,855
Clorox Co.                                   1,057       41,818
Lincoln National Corp.                         864       41,580
Human Genome Sciences Inc.+                    240       41,550
AXA Financial Inc.                             815       41,514
Comerica Inc.                                  704       41,140
Biogen Inc.+                                   667       40,687
LSI Logic Corp.+                             1,391       40,687
AON Corp.                                    1,023       40,153
Inktomi Corp.+                                 351       40,014
USX-Marathon Group Inc.                      1,407       39,924
Tribune Co.                                    911       39,742
Unocal Corp.                                 1,103       39,088
Burlington Northern Santa Fe Corp.           1,806       38,942
Gateway Inc.+                                  831       38,849
Entergy Corp.                                1,040       38,740
McKesson HBOC Inc.                           1,265       38,662
Weyerhaeuser Co.                               957       38,639
Delphi Automotive Systems Corp.              2,543       38,463
Apple Computer Inc.+                         1,471       37,878
Masco Corp.                                  2,031       37,827
Metromedia Fiber Network Inc.+               1,553       37,757
Sepracor Inc.+                                 305       37,420
Air Products & Chemicals Inc.                1,039       37,404

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 11
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
eBay Inc.+                                     544     $ 37,332
Aetna Inc.                                     639       37,102
Occidental Petroleum Corp.                   1,664       36,296
Thermo Electron Corp.+                       1,391       36,166
Burlington Resources Inc.                      975       35,892
Cendant Corp.+                               3,267       35,529
QLogic Corp.+                                  401       35,288
Deere & Co.                                  1,056       35,112
Paine Webber Group Inc.                        512       34,880
Campbell Soup Co.                            1,329       34,388
KLA-Tencor Corp.+                              831       34,227
Concord EFS Inc.+                              960       34,095
AT&T Wireless Group+                         1,631       34,047
Molex Inc.                                     625       34,023
USA Education Inc.                             705       33,972
MetLife Inc.+                                1,297       33,965
Constellation Energy Group Inc.                673       33,482
Fiserv Inc.+                                   559       33,470
Starbucks Corp.+                               831       33,292
Ralston Purina Co.                           1,391       32,949
Consolidated Edison Inc.                       959       32,726
Nabors Industries Inc.+                        624       32,698
Advanced Micro Devices Inc.+                 1,376       32,508
Limited Inc.                                 1,471       32,454
National Semiconductor Corp.+                  799       32,160
Franklin Resources Inc.                        721       32,034
Marriott International Inc.                    879       32,029
Micromuse Inc.+                                159       31,949
Amazon.com Inc.+                               831       31,942
ALZA Corp.+                                    369       31,918
MBIA Inc.                                      447       31,793
Jefferson-Pilot Corp.                          464       31,494
Bear Stearns Companies Inc.                    497       31,311
PPG Industries Inc.                            784       31,115
Golden West Financial Corp.                    576       30,888
Noble Drilling Corp.+                          607       30,502
3Com Corp.+                                  1,584       30,393
TJX Companies Inc.                           1,344       30,240
New York Times Co. "A"                         767       30,153
Apache Corp.                                   509       30,095
Becton Dickinson & Co.                       1,137       30,059
CP&L Energy Inc.                               720       30,015
Jabil Circuit Inc.+                            525       29,794
NTL Inc.+                                      640       29,640
May Department Stores Co.                    1,441       29,541
MGIC Investment Corp.                          480       29,340
Staples Inc.+                                2,065       29,297
Northrop Grumman Corp.                         320       29,080
Edison International                         1,503       29,027
Watson Pharmaceutical Inc.+                    447       28,999
Kerr-McGee Corp.                               431       28,554
Electronic Arts Inc.+                          576       28,440
Cadence Design Systems Inc.+                 1,105       28,385
Fort James Corp.                               928       28,362
Stryker Corp.                                  655       28,124
FirstEnergy Corp.                            1,040       28,015
IVAX Corporation+                              609       28,014
IMS Health Inc.                              1,344       27,888
Rambus Inc.+                                   352       27,786
Robert Half International Inc.+                800       27,750
Cablevision Systems Corp.+                     417       27,652
Equity Residential Properties Trust            576       27,648
Wellpoint Health Networks Inc.+                288       27,648
Wrigley (William Jr.) Co.                      369       27,629
Summit Bancorp                                 799       27,566
Albertson's Inc.                             1,311       27,531
Univision Communications Inc.+                 736       27,508
Teradyne Inc.+                                 784       27,440
Novellus Systems Inc.+                         589       27,425
Newell Rubbermaid Inc.                       1,201       27,398
PP&L Resources Inc.                            655       27,346
Vignette Corp.+                                909       27,156
SCI Systems Inc.+                              656       26,896
United Parcel Service Inc.                     476       26,835
PeopleSoft Inc.+                               959       26,792
Telephone & Data Systems Inc.                  241       26,679
Starwood Hotels & Resorts Worldwide Inc.       849       26,531
Lycos Inc.+                                    384       26,406
Praxair Inc.                                   705       26,349
McLeodUSA Inc. "A"+                          1,839       26,321
Biomet Inc.                                    751       26,285
Atmel Corp.+                                 1,730       26,274
Genzyme General Division+                      384       26,184
Columbia Energy Group                          368       26,128
Ameren Corp.                                   623       26,088
Software.com Inc.+                             143       25,946
UNUMProvident Corp.                            945       25,751
Bed Bath & Beyond Inc.+                      1,054       25,708
SunGard Data Systems Inc.+                     592       25,345
Dun & Bradstreet Corp.                         735       25,312


--------------------------------------------------------------------------------
  page 12                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Norfolk Southern Corp.                       1,728  $    25,272
Loews Corp.                                    303       25,263
IDEC Pharmaceuticals Corp.+                    144       25,252
Textron Inc.                                   545       25,138
Federated Department Stores Inc.+              959       25,054
Devon Energy Corp.                             414       24,902
Archer-Daniels-Midland Co.                   2,879       24,827
Delta Air Lines Inc.                           559       24,806
Tiffany & Co.                                  642       24,757
Broadwing Inc.+                                961       24,566
CMGI Inc.+                                     879       24,557
DTE Energy Co.                                 641       24,518
Extreme Networks Inc.+                         214       24,503
Cincinnati Financial Corp.                     687       24,388
KeySpan Corp.                                  607       24,356
Charter One Financial Inc.                     992       24,170
American Tower Corp.+                          641       24,158
Synovus Financial Corp.                      1,136       24,069
Kellogg Co.                                    992       23,994
PE Corp. (Celera Genomics Group)+              240       23,910
ENSCO International Inc.                       624       23,868
Cypress Semiconductor Corp.+                   574       23,857
SouthTrust Corp.                               753       23,672
Amerada Hess Corp.                             353       23,629
PerkinElmer Inc.                               224       23,380
Cox Communications Inc. "A"+                   611       23,371
Health Management Associates Inc. "A"+       1,121       23,331
Hershey Foods Corp.                            431       23,328
Marshall & Ilsley Corp.                        465       23,308
Ingersoll-Rand Co.                             688       23,306
Abgenix Inc.+                                  288       23,274
TMP Worldwide Inc.+                            287       23,104
Cintas Corp.                                   529       23,045
Echostar Communications Corp.+                 433       22,841
Art Technology Group Inc.+                     240       22,740
Transwitch Corp.+                              354       22,568
Regions Financial Corp.                        993       22,529
BroadVision Inc.+                              881       22,521
Symbol Technologies Inc.                       624       22,425
Global Marine Inc.+                            721       22,261
Cinergy Corp.                                  673       22,251
Amsouth Bancorp                              1,775       22,187
Florida Progress Corp.                         417       22,075
AMR Corp.+                                     673       21,999
Price (T. Rowe) Associates                     464       21,779
Gilead Sciences Inc.+                          198       21,718
Lexmark International Group Inc. "A"+          577       21,637
CSX Corp.                                      991       21,616
Mattel Inc.                                  1,920       21,480
Danaher Corp.                                  431       21,442
Circuit City Stores Inc.                       927       21,321
Rockwell International Corp.                   704       21,296
Weatherford International Inc.+                495       21,285
Cabletron Systems Inc.+                        721       21,179
BMC Software Inc.+                           1,104       21,114
Ambac Financial Group Inc.                     288       21,096
Boston Scientific Corp.+                     1,280       21,040
Kinder Morgan Inc.                             513       21,001
Newport Corp.                                  131       20,864
Chiron Corp.+                                  463       20,835
Protein Design Labs Inc.+                      172       20,726
Eaton Corp.                                    336       20,706
Tricon Global Restaurants Inc.+                671       20,549
BJ Services Co.+                               336       20,538
R&B Falcon Corporation+                        736       20,516
Union Carbide Corp.                            543       20,498
Johnson Controls Inc.                          385       20,477
SPX Corp.+                                     144       20,439
Tosco Corp.                                    655       20,428
Union Planters Corp.                           609       20,135
Edwards (A.G.) Inc.                            384       20,088
Avery Dennison Corp.                           433       20,080
Zions Bancorp                                  385       19,689
Progressive Corporation                        240       19,650
Emulex Corp.+                                  160       19,600
Pinnacle West Capital Corp.                    384       19,536
St. Jude Medical Inc.+                         383       19,533
Foundry Networks Inc.+                         289       19,345
Countrywide Credit Industries Inc.             512       19,328
Sempra Energy                                  927       19,293
National Commerce Bancorp                      963       19,200
Vertex Pharmaceuticals Inc.+                   226       19,097
Fortune Brands Inc.                            719       19,053
Allegheny Energy Inc.                          496       18,941
DST Systems Inc.+                              161       18,917
Dollar Tree Stores Inc.+                       464       18,821
Medarex Inc.+                                  160       18,770
King Pharmaceuticals Inc.+                     561       18,758
EOG Resources Inc.                             480       18,660
Finisar Corp.+                                 383       18,528

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 13
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Ecolab Inc.                                    512  $    18,464
Allegiance Telecom Inc.+                       495       18,439
Infospace.com Inc.+                            607       18,362
Smith International Inc.+                      225       18,352
TRW Inc.                                       449       18,241
Goodrich (B.F.) Co.                            463       18,144
Macromedia Inc.+                               224       18,102
Coca-Cola Enterprises Inc.                   1,135       18,089
Georgia-Pacific Corp.                          768       18,048
Old Kent Financial Corp.                       623       18,028
Park Place Entertainment Corp.+              1,183       17,893
Cooper Cameron Corp.+                          240       17,685
GPU Inc.                                       545       17,678
DPL Inc.                                       593       17,642
Microchip Technology Inc.+                     528       17,457
GlobeSpan Inc.+                                143       17,446
Hilton Hotels Corp.                          1,507       17,425
CenturyTel Inc.                                639       17,413
Sealed Air Corp.+                              383       17,331
Parker Hannifin Corp.                          511       17,246
Micrel Inc.+                                   257       17,219
Equifax Inc.                                   639       17,213
Celgene Corp.+                                 289       17,195
Minimed Inc.+                                  192       17,160
North Fork Bancorp                             784       16,954
Readers Digest Association Inc. (The) "A"      479       16,915
Imclone Systems Inc.+                          144       16,857
UST Inc.                                       735       16,813
Vulcan Materials Co.                           417       16,758
Sabre Holdings Corp.                           577       16,697
Huntington Bancshares Inc.                   1,136       16,685
Portal Software Inc.+                          415       16,600
Block (H & R) Inc.                             447       16,567
Popular Inc.                                   609       16,481
Toys R Us Inc.+                              1,009       16,396
Interwoven Inc.+                               145       16,394
NCR Corp.+                                     432       16,335
M&T Bank Corp.                                  32       16,320
MMC Networks Inc.+                             129       16,319
WebMD Corp.+                                 1,070       16,318
Knight Ridder Inc.                             321       16,311
Ceridian Corp.+                                576       16,164
TECO Energy Inc.                               561       16,129
RF Micro Devices Inc.+                         512       16,064
SanDisk Corp.+                                 240       16,020
Torchmark Corp.                                576       16,020
Montana Power Co.                              479       15,987
CIT Group Inc. (The)                           912       15,960
Citizen Communications Co.+                  1,185       15,923
Unisys Corp.+                                1,408       15,840
Legg Mason Inc.                                272       15,810
E*trade Group Inc.+                            959       15,764
Citrix Systems Inc.+                           785       15,749
NVIDIA Corp.+                                  192       15,720
SAFECO Corp.                                   576       15,696
Spieker Properties Inc.                        271       15,599
Mylan Laboratories Inc.                        577       15,543
CDW Computer Centers Inc.+                     224       15,456
Allmerica Financial Corp.                      240       15,345
Genuine Parts Co.                              800       15,250
Estee Lauder Companies Inc. "A"                416       15,236
Dana Corp.                                     705       15,157
Harcourt General Inc.                          255       15,045
Harrah's Entertainment Inc.+                   545       14,987
Novell Inc.+                                 1,506       14,966
R.J. Reynolds Tobacco Holdings Inc.            464       14,964
Andrx Group+                                   160       14,940
Cree Inc.+                                     128       14,880
Fox Entertainment Group Inc.+                  561       14,866
DoubleClick Inc.+                              464       14,848
Arrow Electronics Inc.+                        433       14,749
Tektronix Inc.                                 192       14,748
Phelps Dodge Corp.                             353       14,738
Nike Inc. "B"                                  367       14,703
Quest Diagnostics Inc.+                        128       14,688
Northeast Utilities                            672       14,574
AvalonBay Communities Inc.                     304       14,497
LG&E Energy Corp.                              591       14,443
First Security Corp.                           881       14,371
Knight Trading Group Inc.+                     399       14,364
Donaldson, Lufkin & Jenrette Inc.              160       14,310
Healthsouth Corp.+                           1,761       14,308
Power-One Inc.+                                236       14,282
At Home Corp. "A"+                           1,007       14,224
American Standard Companies Inc.+              319       14,176
Vitria Technology Inc.+                        303       14,127
American Power Conversion Corp.+               736       14,122
Network Associates Inc.+                       624       14,118
Apartment Investment & Management Co. "A"      304       14,003
Alteon Websystems Inc.+                        129       13,982

--------------------------------------------------------------------------------
  page 14                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Penney (J.C.) Company Inc.                   1,183  $    13,974
Internet Capital Group LLC+                    801       13,967
COR Therapeutics Inc.+                         224       13,958
Crown Castle International Corp.+              449       13,947
Leggett & Platt Inc.                           881       13,931
Dollar General Corp.                           831       13,919
Duke-Weeks Realty Corp.                        575       13,872
Mallinckrodt Group Inc.                        304       13,870
TCF Financial Corp.                            367       13,808
International Rectifier Corp.+                 273       13,804
AutoZone Inc.+                                 607       13,771
Servicemaster Co.                            1,394       13,766
Kmart Corp.+                                 2,257       13,542
Cooper Industries Inc.                         384       13,536
Murphy Oil Corp.                               208       13,481
Apollo Group Inc.+                             336       13,398
Amkor Technology Inc.+                         512       13,376
CMS Energy Corp.                               496       13,361
Sherwin-Williams Co.                           625       13,359
Potomac Electric Power Co.                     529       13,324
SCANA Corp.                                    431       13,307
NiSource Inc.                                  544       13,260
Black & Decker Corp.                           384       13,128
Sapient Corp.+                                 322       13,101
Rohm & Haas Co. "A"                            448       13,020
Polycom Inc.+                                  194       12,992
Pepsi Bottling Group Inc.                      432       12,987
Eastman Chemical Co.                           351       12,965
Willamette Industries Inc.                     463       12,964
Newmont Mining Corp.                           753       12,801
Old Republic International Corp.               529       12,729
Advanced Fibre Communications Inc.+            336       12,726
Goodyear Tire & Rubber Co.                     704       12,672
Sigma-Aldrich Corp.                            384       12,672
Young & Rubicam Inc.                           255       12,623
Family Dollar Stores Inc.                      655       12,609
Niagara Mohawk Holdings Inc.+                  800       12,600
Diamond Offshore Drilling Inc.                 304       12,464
Semtech Corp.+                                 288       12,420
SEI Investment Co.                             175       12,381
VerticalNet Inc.+                              352       12,364
American Water Works Inc.                      447       12,320
Wind River Systems Inc.+                       257       12,320
Compuware Corp.+                             1,457       12,202
Nabisco Holdings Corp.                         225       12,094
RealNetworks Inc.+                             304       12,084
First Tennessee National Corp.                 591       12,079
Parametric Technology Corp.+                 1,104       12,075
Hancock (John) Financial Services Inc.+        449       12,067
Westvaco Corp.                                 449       11,983
ITT Industries Inc.                            368       11,937
KEMET Corp.+                                   432       11,934
Waddell & Reed Financial Inc. "A"              383       11,873
Jones Apparel Group Inc.+                      448       11,872
PACCAR Inc.                                    320       11,860
Whirlpool Corp.                                305       11,857
Greenpoint Financial Corp.                     400       11,850
Peregrine Systems Inc.+                        625       11,836
Veeco Instruments Inc.+                        111       11,795
Primedia Inc.+                                 719       11,774
ICN Pharmaceuticals Inc.                       353       11,737
Lam Research Corp.+                            560       11,725
Dow Jones & Co. Inc.                           193       11,676
Darden Restaurants Inc.                        560       11,655
Tidewater Inc.                                 256       11,648
Time Warner Telecom Inc. "A"+                  241       11,643
Ocean Energy Inc.+                             753       11,624
Enzon Inc.+                                    176       11,616
Nucor Corp.                                    384       11,568
Banknorth Group Inc.                           641       11,458
Brown-Forman Corp. "B"                         209       11,443
Southdown Inc.                                 160       11,400
Conseco Inc.                                 1,489       11,354
Oxford Health Plans Inc.+                      369       11,341
Miller (Herman) Inc.                           353       11,318
Plexus Corp.+                                  160       11,280
Office Depot Inc.+                           1,443       11,273
Symantec Corp.+                                256       11,264
Simon Property Group Inc.                      479       11,227
Pall Corp.                                     560       11,165
Sybron International Corp.+                    465       11,160
Bowater Inc.                                   240       11,145
Viad Corp.                                     417       11,077
Mercantile Bankshares Corp.                    305       11,071
Dime Bancorp Inc.                              511       11,018
DQE Inc.                                       274       10,994
Avnet Inc.                                     386       10,953
Maytag Corp.                                   352       10,934
E.piphany Inc.+                                141       10,866
Quantum DLT & Storage Group+                   721       10,860

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 15
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Grant Prideco Inc.+                            495  $    10,859
Wisconsin Energy Corp.                         544       10,846
Energy East Corp.                              479       10,837
CH Robinson Worldwide Inc.                     192       10,821
Radian Group Inc.                              160       10,800
International Game Technology Inc.+            321       10,794
Utilicorp United Inc.                          417       10,790
Ashland Inc.                                   320       10,780
Sunoco Inc.                                    400       10,775
Manpower Inc.                                  337       10,763
Neuberger Berman Inc.                          175       10,763
Hispanic Broadcasting Corp.+                   384       10,704
Critical Path Inc.+                            176       10,692
Rowan Companies Inc.+                          368       10,672
Compass Bancshares Inc.                        544       10,608
Energizer Holdings Inc.+                       432       10,584
Fluor Corp.                                    352       10,560
Safeguard Scientifics Inc.+                    529       10,547
Amerisource Health Corp. "A"+                  224       10,528
Incyte Pharmaceuticals Inc.+                   256       10,528
TriQuint Semiconductor Inc.+                   288       10,494
Republic Services Inc. "A"+                    799       10,487
BJ's Wholesale Club Inc.+                      305       10,408
Alliant Energy Corp.                           353       10,369
Macrovision Corp.+                             128       10,368
Informatica Corp.+                             111       10,351
MGM Grand Inc.                                 271       10,349
Synopsys Inc.+                                 273       10,340
Lattice Semiconductor Corp.+                   192       10,320
Internap Network Services Corp.+               319       10,308
MarchFirst Inc.+                               657       10,307
Silicon Valley Bancshares+                     177       10,307
Boston Properties Inc.                         240       10,305
Caremark Rx Inc.+                              915       10,294
Cirrus Logic Inc.+                             255       10,280
NSTAR                                          255       10,264
Tech Data Corp.+                               240       10,260
VF Corp.                                       415       10,245
DeVry Inc.+                                    272       10,234
Questar Corp.                                  367       10,207
USA Networks Inc.+                             465       10,201
Donnelley (R.R.) & Sons Co.                    415       10,193
Metris Companies Inc.                          257       10,152
MRV Communications Inc.+                       224       10,150
Vornado Realty Trust                           273       10,135
Coors (Adolph) Company "B"                     160       10,110
Mead Corp.                                     432       10,098
Akamai Technologies Inc.+                      192       10,083
UnitedGlobalCom Inc. "A"+                      336       10,080
Millipore Corp.                                208       10,075
Agile Software Corp.+                          112       10,073
Commerce Bancshares Inc.                       273       10,050
Aether Systems Inc.+                            95       10,022
Amphenol Corp. "A"+                            176       10,021
Bisys Group Inc.+                              128        9,896
Georgia-Pacific (Timber Group)                 368        9,890
Beckman Coulter Inc.                           128        9,872
National Fuel Gas Co.                          176        9,867
Prologis Trust                                 415        9,856
MCN Energy Group Inc.                          384        9,840
Comdisco Inc.                                  513        9,779
Ultramar Diamond Shamrock Corp.                385        9,769
Puget Sound Energy Inc.                        384        9,744
Host Marriott Corp.                            864        9,720
AmeriCredit Corp.+                             337        9,710
Exar Corp.+                                     80        9,680
Homestore.com Inc.+                            207        9,677
Acxiom Corp.+                                  304        9,652
Avocent Corporation+                           175        9,647
Cabot Corp.                                    304        9,633
Sovereign Bancorp Inc.                       1,041        9,629
Crescent Real Estate Equities Co.              431        9,617
Andrew Corp.+                                  367        9,611
Universal Health Services Inc. "B"+            112        9,590
ICOS Corp.+                                    177        9,580
Public Storage Inc.                            400        9,575
First Virginia Banks Inc.                      224        9,548
Gallagher (Arthur J.) & Co.                    161        9,519
Bard (C.R.) Inc.                               225        9,506
Federated Investors Inc. "B"                   384        9,504
Noble Affiliates Inc.                          256        9,504
Elantec Semiconductor Inc.+                     95        9,464
Archstone Communities Trust                    385        9,457
Shaw Industries Inc.                           511        9,454
Netro Corp.+                                   159        9,421
Manugistics Group Inc.+                         96        9,420
Expeditors International Washington Inc.       209        9,418
UAL Corp.                                      224        9,408
Engelhard Corp.                                576        9,360
Adaptec Inc.+                                  465        9,300

--------------------------------------------------------------------------------
  page 16                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Techne Corp.+                                   83  $     9,296
Liz Claiborne Inc.                             241        9,279
Hillenbrand Industries Inc.                    207        9,263
Trigon Healthcare Inc.+                        176        9,251
AutoNation Inc.+                             1,538        9,228
Sybase Inc.+                                   401        9,223
CarrAmerica Realty Corp.                       304        9,196
Equitable Resources Inc.                       145        9,189
HNC Software Inc.+                             112        9,163
Western Wireless Corp. "A"+                    257        9,156
CacheFlow Inc.+                                 64        9,152
Plantronics Inc.+                              240        9,120
Laboratory Corp. of America Holdings+           76        9,101
Harris Corp.                                   320        9,100
McCormick & Co. Inc.                           305        9,074
Silicon Storage Technology Inc.+               333        9,053
Autoliv Inc.                                   464        9,048
Inhale Therapeutic Systems Inc.+               160        9,020
BancWest Corporation                           463        9,000
Phone.com Inc.+                                 79        8,976
Hasbro Inc.                                    783        8,956
Dallas Semiconductor Corp.                     272        8,942
Visteon Corp.                                  591        8,939
Super Value Inc.                               592        8,917
Actuate Software Corp.+                        256        8,844
Grainger (W.W.) Inc.                           336        8,841
Kimco Realty Corp.                             209        8,830
Delhaize America Inc. "B"                      527        8,827
Hibernia Corp. "A"                             720        8,820
Pactiv Corp.+                                  785        8,782
Flowers Industries Inc.                        449        8,755
GATX Corporation                               209        8,752
PMI Group Inc. (The)                           129        8,740
Centex Corp.                                   272        8,738
US Airways Group Inc.+                         287        8,736
Bausch & Lomb Inc.                             224        8,722
Brinker International Inc.+                    289        8,706
Alkermes Inc.+                                 225        8,691
Netegrity Inc.+                                124        8,680
Outback Steakhouse Inc.+                       320        8,680
iStar Financial Inc.                           384        8,616
Precision Castparts Corp.                      224        8,596
Powertel Inc.+                                 113        8,595
CheckFree Corp.+                               205        8,588
Stanley Works (The)                            369        8,510
Diebold Inc.                                   320        8,500
Natural Microsystems Corp.+                    158        8,500
Erie Indemnity Co. "A"                         289        8,489
Internet Security Systems Inc.+                113        8,489
International Flavors & Fragrances Inc.        464        8,468
Lamar Advertising Co.+                         223        8,446
Washington Post Company (The) "B"               16        8,446
FirstMerit Corp.                               368        8,441
Hanover Compressor Co.+                        256        8,432
Catellus Development Corp.+                    480        8,400
Quintiles Transnational Corp.+                 527        8,399
Commerce Bancorp Inc.                          144        8,379
Gentex Corp.+                                  335        8,375
Associated Bancorp                             319        8,374
Liberty Property Trust                         304        8,360
Wendy's International Inc.                     416        8,346
MONY Group Inc.                                208        8,294
Belo (A.H.) Corp.                              449        8,278
Infocus Corp.+                                 156        8,268
Newfield Exploration Co.+                      176        8,217
Abercrombie & Fitch Co.+                       431        8,216
Navistar International Corp.+                  273        8,173
Eastern Enterprises                            128        8,168
IDACorp Inc.                                   176        8,140
Covad Communications Group Inc.+               608        8,132
ChoicePoint Inc.+                              177        8,120
MIPS Technologies Inc. "A"+                    176        8,096
Helmerich & Payne Inc.                         224        8,092
MDU Resources Group Inc.                       272        8,092
Sonoco Products Co.                            448        8,092
Myriad Genetics Inc.+                           94        8,084
Investors Financial Services Corp.             128        8,080
L-3 Communications Holdings Inc.+              143        8,079
Astoria Financial Corp.                        208        8,034
IPALCO Enterprises Inc.                        351        8,029
True North Communications Inc.                 224        8,008
Martin Marietta Materials Inc.                 209        8,001
Affiliated Computer Services Inc.+             160        7,980
Affymetrix Inc.+                               160        7,980
National-Oilwell Inc.+                         255        7,969
Rouse Co.                                      319        7,955
Humana Inc.+                                   737        7,923
Temple-Inland Inc.                             208        7,878
Medicis Pharmaceutical Corp. "A"+              128        7,872
Valero Energy Corp.                            223        7,847

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 17
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
AMB Property Corp.                             319  $     7,835
Advent Software Inc.+                          112        7,826
Allied Waste Industries Inc.+                  849        7,800
Cullen/Frost Bankers Inc.                      240        7,800
OSI Pharmaceuticals Inc.+                      111        7,770
Mettler Toledo International Inc.+             176        7,744
Old National Bancorp                           256        7,744
Foundation Health Systems Inc.+                465        7,731
General Growth Properties Inc.                 240        7,725
Venator Group Inc.+                            624        7,722
Wilmington Trust Corp.                         144        7,722
Post Properties Inc.                           176        7,667
Pride International Inc.+                      288        7,632
Coherent Inc.+                                 112        7,616
Sirius Satellite Radio Inc.+                   144        7,614
NICOR Inc.                                     208        7,527
FMC Corp.+                                     112        7,511
OGE Energy Corp.                               352        7,502
Adelphia Communications Corp. "A"+             272        7,497
Kana Communications Inc.+                      335        7,454
ALLETE                                         336        7,434
Valley National Bancorp                        272        7,429
Conectiv Inc.                                  415        7,418
Cobalt Networks Inc.+                          128        7,408
Virata Corp.+                                  112        7,406
Cell Therapeutics Inc.+                        111        7,402
Transatlantic Holdings Inc.                     80        7,400
Vishay Intertechnology Inc.+                   240        7,380
Fastenal Co.                                   128        7,376
Dura Pharmaceuticals Inc.+                     208        7,358
Marine Drilling Co. Inc.+                      257        7,341
Catalina Marketing Corp.+                      195        7,337
Powerwave Technologies Inc.+                   193        7,328
Dycom Industries Inc.+                         176        7,326
Bergen Brunswig Corp. "A"                      626        7,316
Continental Airlines Inc. "B"+                 161        7,315
Bank United Corp. "A"                          144        7,299
NetIQ Corp.+                                   111        7,291
Kansas City Power & Light Co.                  273        7,286
Arden Realty Inc.                              271        7,266
Copper Mountain Networks Inc.+                 193        7,237
Nordstrom Inc.                                 463        7,205
Fairchild Semiconductor Corp. "A"+             256        7,200
Bemis Co.                                      224        7,196
Golden State Bancorp Inc.                      304        7,182
Intimate Brands Inc.                           384        7,176
Protective Life Corp.                          240        7,170
webMethods Inc.+                                62        7,138
Methode Electronics Inc. "A"                   160        7,090
Diamond Technology Partners Inc.+               95        7,054
Whitman Corp.                                  609        7,042
CNET Networks Inc.+                            288        7,015
IBP Inc.                                       383        7,014
Leap Wireless International Inc.+              112        7,007
Mandalay Resort Group Inc.+                    273        6,996
Cephalon Inc.+                                 144        6,984
Cytyc Corp.+                                   161        6,943
RSA Security Inc.+                             161        6,943
Express Scripts Inc. "A"+                       96        6,936
CSG Systems International Inc.+                239        6,931
Go2Net Inc.+                                   127        6,892
City National Corp.                            177        6,837
Mentor Graphics Corp.+                         289        6,810
Tollgrade Communications Inc.+                  49        6,802
Hercules Inc.                                  481        6,794
Hubbell Inc. "B"                               271        6,792
Centura Banks Inc.                             177        6,781
Roslyn Bancorp Inc.                            303        6,780
Dentsply International Inc.                    193        6,743
First Health Group Corp.+                      209        6,740
Brunswick Corp.                                369        6,734
Consolidated Stores Corp.+                     497        6,709
Omnicare Inc.                                  416        6,708
Homestake Mining Company                     1,293        6,707
Iomega Corp.+                                1,341        6,705
Reynolds & Reynolds Co. "A"                    336        6,678
Williams-Sonoma Inc.+                          192        6,672
BRE Properties Inc.                            208        6,656
Allied Capital Corp.                           320        6,640
Lennar Corp.                                   223        6,620
Cubist Pharmaceuticals Inc.+                   127        6,612
Intermedia Communications Inc.+                224        6,608
Health Care Property Investors Inc.            223        6,606
Western Resources Inc.                         305        6,596
Unitrin Inc.                                   208        6,591
Chris-Craft Industries Inc.+                    80        6,590
Eaton Vance Corp.                              129        6,579
Suiza Foods Corp.+                             129        6,539
Deluxe Corp.                                   321        6,520
Anaren Microwave Inc.+                          48        6,510

--------------------------------------------------------------------------------
  page 18                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Varian Medical Systems Inc.+                   144  $     6,507
Autodesk Inc.                                  256        6,496
VISX Inc.+                                     241        6,492
CTS Corp.                                      128        6,480
Litton Industries Inc.+                        145        6,480
Aurora Biosciences Corp.+                       95        6,460
Cytec Industries Inc.+                         192        6,420
C&D Technologies Inc.                          113        6,413
Snap-On Inc.                                   272        6,409
Highwoods Properties Inc.                      271        6,402
Boise Cascade Corp.                            240        6,375
Barr Laboratories Inc.+                         96        6,366
Pioneer Natural Resources Co.+                 448        6,356
Tekelec+                                       193        6,345
Fulton Financial Corp.                         320        6,340
Sierra Pacific Resources Corp.                 352        6,336
Smurfit-Stone Container Corp.+                 528        6,336
Smithfield Foods Inc.+                         241        6,326
Saks Inc.+                                     640        6,320
Cognex Corp.+                                  160        6,310
Titan Pharmaceuticals Inc.+                     97        6,305
Tootsie Roll Industries Inc.                   160        6,280
IMC Global Inc.                                433        6,278
Harman International Industries Inc.           160        6,256
IndyMac Mortgage Holdings Inc.                 304        6,251
Lear Corp.+                                    304        6,251
Charter Communications Inc.+                   384        6,246
Pegasus Communications Corp.+                  129        6,232
Sky Financial Group Inc.                       351        6,230
Hudson United Bancorp                          225        6,216
Edwards (J.D.) & Co.+                          240        6,210
Varian Inc.+                                   144        6,201
PSINET Inc.+                                   640        6,160
Crown Cork & Seal Co. Inc.                     576        6,156
StanCorp Financial Group Inc.                  144        6,156
Credence Systems Corp.+                        205        6,150
Great Lakes Chemical Corp.                     209        6,126
Allegheny Technologies Inc.                    337        6,108
Scripps (E.W.) Company                         113        6,102
Korn/Ferry International+                      161        6,088
Owens-Illinois Inc.+                           657        6,077
Pier 1 Imports Inc.                            448        6,076
Whole Foods Market Inc.+                       113        6,067
Cross Timbers Oil Co.                          316        6,063
Electronics For Imaging Inc.+                  240        6,060
Teleflex Inc.                                  176        6,050
Pacific Century Financial Corp.                353        6,045
Alexion Pharmaceuticals Inc.+                   53        6,042
Kaufman & Broad Home Corp.                     224        6,034
Red Hat Inc.+                                  352        6,006
UnionBanCal Corporation                        257        5,991
Carlisle Companies Inc.                        144        5,976
Fisher Scientific International Inc.+          177        5,974
CuraGen Corp.+                                 112        5,967
Pentair Inc.                                   223        5,965
Dain Rauscher Corp.                             64        5,952
Winstar Communications Inc.+                   384        5,952
Fidelity National Financial Inc.               240        5,940
Iron Mountain Inc.+                            160        5,920
HON Industries Inc.                            240        5,910
Florida East Coast Industries Inc.             144        5,904
Orthodontic Centers of America+                177        5,896
Steelcase Inc.                                 352        5,896
Hormel Foods Corp.                             352        5,874
Alpharma Inc.                                   96        5,868
Mack-Cali Realty Corp.                         208        5,863
Westwood One Inc.+                             272        5,831
Raymond James Financial Corp.                  176        5,797
Maxim Pharmaceuticals Inc.+                     95        5,771
Franchise Finance Corporation of America       256        5,760
Manor Care Inc.+                               367        5,757
Cummins Engine Company Inc.                    192        5,748
Winn-Dixie Stores Inc.                         399        5,736
ACNielsen Corp.+                               240        5,715
Province Healthcare Co.+                       143        5,691
Ameritrade Holding Corp. "A"+                  320        5,680
Neiman-Marcus Group Inc. "A"+                  175        5,677
Varco International Inc.+                      272        5,661
Storage Technology Corp.+                      417        5,656
Solutia Inc.                                   495        5,631
Tut Systems Inc.+                               65        5,610
Edwards Lifesciences Corp.+                    257        5,606
National Instruments Corp.+                    127        5,604
Newport News Shipbuilding Inc.                 129        5,595
Tyson Foods Inc. "A"                           559        5,590
Washington Gas Light Co.                       208        5,590
USX-U.S. Steel Group Inc.                      368        5,589
Lee Enterprises Inc.                           193        5,573
Greater Bay Bancorp                             80        5,555
Jack Henry & Associates Inc.                   128        5,552

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 19
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Vectren Corporation                            273  $     5,545
Liberate Technologies Inc.+                    191        5,527
Affiliated Managers Group Inc.+                 97        5,523
Freeport-McMoRan Copper & Gold Inc.+           625        5,508
Bancorp South Inc.                             383        5,506
Ross Stores Inc.                               383        5,506
United Therapeutics Inc.+                       63        5,505
Aeroflex Inc.+                                 113        5,495
Crane Co.                                      240        5,490
Commscope Inc.+                                224        5,488
Washington Federal Inc.                        241        5,483
Zygo Corp.+                                     63        5,481
Lincare Holdings Inc.+                         191        5,479
Six Flags Inc.+                                353        5,472
New Plan Excel Realty Trust                    399        5,461
Camden Property Trust                          176        5,456
Alpha Industries Inc.+                         160        5,450
Payless Shoesource Inc.+                        97        5,432
Terayon Communications Systems Inc.+           160        5,430
Digital Island Inc.+                           289        5,419
First Industrial Realty Trust                  176        5,412
Callaway Golf Co.                              351        5,397
Varian Semiconductor Equipment
  Associates Inc.+                             144        5,391
Westamerica Bancorp                            161        5,383
Zebra Technologies Corp. "A"+                  112        5,383
Harmonic Inc.+                                 224        5,376
Labranche & Co. Inc.+                          161        5,373
Valassis Communications Inc.+                  241        5,362
Peoples Energy Corp.                           160        5,340
Trustmark Corp.                                273        5,324
Dean Foods Co.                                 160        5,320
Grey Wolf Inc.+                                925        5,319
Documentum Inc.+                                65        5,277
Hospitality Properties Trust                   225        5,259
USG Corp.                                      209        5,238
Harte-Hanks Inc.                               192        5,232
Oak Technology Inc.+                           191        5,229
Weingarten Realty Investors                    128        5,216
Vicor Corp.+                                    96        5,208
Cerner Corp.+                                  112        5,201
Meredith Corp.                                 176        5,192
Zale Corp.+                                    160        5,190
Kopin Corp.+                                   288        5,184
HSB Group Inc.                                 129        5,176
Legato Systems Inc.+                           385        5,173
Webster Financial Corp.                        192        5,172
Lone Star Technologies Inc.+                   112        5,169
Rite Aid Corp.                               1,292        5,168
ONEOK Inc.                                     129        5,128
Michaels Stores Inc.+                          128        5,120
Aspen Technology Inc.+                         113        5,099
Scholastic Corp.+                               64        5,092
Informix Corp.+                              1,234        5,090
First Midwest Bancorp Inc.                     191        5,085
LifePoint Hospitals Inc.+                      143        5,076
Vintage Petroleum Inc.                         223        5,073
Investment Technology Group Inc.+              127        5,072
CV Therapeutics Inc.+                           65        5,056
United Dominion Realty Trust                   464        5,046
American Greetings Corp. "A"                   288        5,040
Patterson Dental Co.+                          224        5,040
First American Financial Corp.                 241        5,031
Quest Software Inc.+                            81        5,031
Houghton Mifflin Co.                           128        5,024
Hawaiian Electric Industries Inc.              144        5,022
Plum Creek Timber Co. Inc.                     225        5,020
Ryder System Inc.                              272        5,015
Alexander & Baldwin Inc.                       192        4,992
International Speedway Corp. "A"               128        4,992
Patterson Energy Inc.+                         145        4,984
Ethan Allen Interiors Inc.                     176        4,983
CNF Transportation Inc.                        223        4,962
Immunogen Inc.+                                145        4,957
ArvinMeritor Inc.                              335        4,920
SkyWest Inc.                                    96        4,920
Borders Group Inc.+                            352        4,906
DMC Stratex Networks Inc.+                     305        4,899
Commercial Federal Corp.                       256        4,896
Reckson Associates Realty Corp.                192        4,896
Cheesecake Factory (The)+                      113        4,887
OM Group Inc.                                  112        4,886
Pioneer Group Inc. (The)+                      111        4,881
Keystone Financial Inc.                        224        4,872
Getty Images Inc.+                             160        4,870
Technitrol Inc.                                 48        4,848
Barrett Resources Corp.+                       128        4,840
AGL Resources Inc.                             241        4,835
FelCor Lodging Trust Inc.                      209        4,833
Cousins Properties Inc.                        112        4,823

--------------------------------------------------------------------------------
  page 20                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Citizens Banking Corp.                         209  $     4,807
Sensormatic Electronics Corp.+                 320        4,800
Roper Industries Inc.                          144        4,779
Sotheby's Holdings Inc.                        192        4,776
Wiley (John) & Sons Inc. "A"                   208        4,771
Stillwater Mining Co.+                         176        4,764
Ilex Oncology Inc.+                            158        4,760
National Data Corp.                            145        4,758
Pulte Corp.                                    144        4,752
Pure Resources Inc.+                           224        4,746
Efficient Networks Inc.+                       127        4,739
REMEC Inc.+                                    161        4,739
Intersil Holding Corp.+                         95        4,738
Keane Inc.+                                    272        4,733
Lubrizol Corp.                                 240        4,725
Molecular Devices Corp.+                        48        4,716
Leucadia National Corp.                        176        4,708
Enzo Biochem Inc.+                              97        4,704
Avista Corp.                                   209        4,702
Triad Hospitals Inc.+                          160        4,700
NRG Energy Inc.+                               128        4,672
Cable Design Technologies Corp.+               192        4,668
Aviron+                                         80        4,665
Nextel Partners Inc. "A"+                      160        4,660
SBA Communications Corp.+                      111        4,655
Aspect Communications Corp.+                   225        4,641
Tupperware Corp.                               257        4,626
AVX Corp.                                      177        4,613
Alberto-Culver Co. "B"                         160        4,610
Rayonier Inc.                                  128        4,600
Heller Financial Inc.                          161        4,599
Ditech Communications Corp.+                   112        4,592
NPS Pharmaceuticals Inc.+                       81        4,582
Tetra Tech Inc.+                               160        4,570
Concurrent Computer Corp.+                     240        4,560
Digex Inc.+                                     97        4,547
Trimeris Inc.+                                  65        4,546
Cleco Corp.                                     97        4,535
Verity Inc.+                                   127        4,532
Hain Celestial Group Inc.+                     129        4,531
Delta & Pine Land Co.                          176        4,521
Linens 'N Things Inc.+                         177        4,514
RGS Energy Group Inc.                          160        4,510
Electro Scientific Industries Inc.+            128        4,496
PacifiCare Health Systems Inc. "A"+            129        4,491
Pogo Producing Co.                             177        4,491
Millennium Chemicals Inc.                      303        4,488
Colonial BancGroup Inc.                        432        4,482
Thomas & Betts Corp.                           257        4,481
Clayton Homes Inc.                             448        4,480
United States Cellular Corp.+                   64        4,480
Mitchell Energy & Development Corp. "A"         96        4,476
Dial Corp.                                     384        4,464
Entrust Technologies Inc.+                     161        4,448
Shaw Group Inc.+                                63        4,442
Dillards Inc. "A"                              417        4,431
Essex Property Trust Inc.                       80        4,430
Centerpoint Properties Corp.                    96        4,422
Valuevision International Inc. "A"+            176        4,422
Barnes & Noble Inc.+                           224        4,410
Piedmont Natural Gas Co.                       144        4,410
Stone Energy Corp.+                             80        4,400
Triton PCS Holdings Inc. "A"+                  160        4,400
Western Digital Corp.+                         749        4,400
York International Corp.                       176        4,378
Minerals Technologies Inc.                      95        4,370
Proxim Inc.+                                    98        4,361
Smith (Charles E) Residential Realty Inc.       96        4,356
Cell Genesys Inc.+                             145        4,350
RPM Inc.                                       479        4,341
Sawtek Inc.+                                   112        4,314
AnnTaylor Stores Corp.+                        112        4,305
Next Level Communications Inc.+                 65        4,298
NYFIX Inc.+                                     96        4,296
IDEXX Laboratories Inc.+                       160        4,280
HRPT Properties Trust                          611        4,277
Neurocrine Biosciences Inc.+                    95        4,275
Louisiana-Pacific Corp.                        465        4,272
Pinnacle Holdings Inc.+                        160        4,260
Independence Community Bank Corp.              304        4,256
CNA Financial Corp.+                           111        4,246
Extended Stay America Inc.+                    320        4,240
Universal Foods Corp.                          208        4,238
DSP Group Inc.+                                113        4,223
PurchasePro.com Inc.+                           48        4,218
Prentiss Properties Trust                      161        4,206
Artesyn Technologies Inc.+                     144        4,194
Nationwide Financial Services Inc.             112        4,186
Southwest Bancorp of Texas Inc.+               128        4,184
Career Education Corp.+                         94        4,183

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 21
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Spectrasite Holdings Inc.+                     225  $     4,177
Impath Inc.+                                    66        4,166
Mohawk Industries Inc.+                        191        4,166
Symyx Technologies Inc.+                        96        4,164
Benchmark Electronics Inc.+                     80        4,160
Quorum Health Group Inc.+                      320        4,160
Lyondell Chemical Co.                          352        4,158
Cambrex Corp.                                  112        4,144
D.R. Horton Inc.                               241        4,142
Public Service Company of New Mexico           160        4,140
S3 Inc.+                                       401        4,135
Federal Signal Corp.                           208        4,134
Transkaryotic Therapies Inc.+                   96        4,134
Media General Inc. "A"                          96        4,128
Coventry Health Care Inc.+                     272        4,114
Trinity Industries Inc.                        176        4,114
Heidrick & Struggles International Inc.+        80        4,110
NOVA Corporation+                              240        4,110
Hudson City Bancorp Inc.                       241        4,097
CEC Entertainment Inc.+                        128        4,096
Ball Corp.                                     129        4,088
PanAmSat Corp.+                                128        4,088
ADTRAN Inc.+                                    96        4,084
Men's Wearhouse Inc. (The)+                    144        4,077
Corixa Corp.+                                   81        4,070
Price Communications Corp.+                    208        4,069
Potlatch Corp.                                 128        4,048
SIPEX Corp.+                                    96        4,038
Crompton Corp.                                 512        4,032
Keebler Foods Co.                               96        4,032
Resmed Inc.+                                   129        4,031
Global Telesystems Group Inc.                  881        4,020
St. Joe Company (The)                          144        3,996
Emcore Corp.+                                   96        3,991
Quantum Hard Disk Drive Group+                 401        3,985
RCN Corp.+                                     192        3,984
Ingram Micro Inc. "A"+                         288        3,960
Cymer Inc.+                                    129        3,959
Key Energy Group Inc.+                         403        3,954
Community First Bankshares Inc.                225        3,952
Polaris Industries Partners LP "A"             112        3,948
Silicon Graphics Inc.+                         956        3,944
Alliant Techsystems Inc.+                       48        3,942
LTX Corp.+                                     208        3,939
American Superconductor Corp.+                  80        3,932
Insight Enterprises Inc.+                      144        3,924
Pharmacyclics Inc.+                             79        3,920
CBRL Group Inc.                                272        3,910
Harsco Corp.                                   177        3,905
Northwest Airlines Corp. "A"+                  159        3,905
Storage USA Inc.                               128        3,904
HCC Insurance Holdings Inc.                    192        3,900
Donaldson Co. Inc.                             177        3,894
Gartner Group Inc. "A"+                        335        3,894
Reebok International Ltd.+                     207        3,894
NVR Inc.+                                       48        3,888
Polo Ralph Lauren Corp.+                       241        3,886
Renal Care Group Inc.+                         208        3,874
Jacobs Engineering Group Inc.+                  96        3,870
United Stationers Inc.+                        144        3,870
Corporate Executive Board Co. (The)+            96        3,864
Steris Corp.+                                  322        3,864
Dendrite International Inc.+                   144        3,861
Computer Network Technology Corp.+             112        3,850
AptarGroup Inc.                                160        3,830
Silicon Valley Group Inc.+                     145        3,815
Energen Corp.                                  128        3,808
Louis Dreyfus Natural Gas Corp.+                96        3,804
Entercom Communications Corp.+                 127        3,802
Downey Financial Corp.                          96        3,792
Black Box Corp.+                                81        3,777
Universal Corporation                          128        3,760
Jack in the Box Inc.+                          175        3,752
Blyth Industries Inc.                          160        3,750
Healthcare Realty Trust                        177        3,739
IDT Corp.+                                      96        3,732
Hyperion Solutions Corp.+                      144        3,726
Furniture Brands International Inc.+           224        3,724
Galileo International Inc.                     240        3,720
Titan Corp. (The)+                             225        3,713
Borg-Warner Automotive Inc.                    112        3,710
Philadelphia Suburban Corp.                    160        3,710
Pittston Brink's Group                         239        3,705
Valspar Corp.                                  161        3,701
WPS Resources Corp.                            113        3,701
Teledyne Technologies Inc.+                    127        3,699
Pennzoil-Quaker State Co.                      352        3,696
Kennametal Inc.                                143        3,682
Briggs & Stratton Corp.                         97        3,668
Priority Healthcare Corp. "B"+                  48        3,660

--------------------------------------------------------------------------------
  page 22                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
U.S. Industries Inc.                           368  $     3,657
Advanced Digital Information Corp.+            240        3,645
Corn Products International Inc.               160        3,640
Nordson Corp.                                  128        3,640
Administaff Inc.+                               48        3,634
Wireless Facilities Inc.+                       63        3,634
C-Cube Microsystems Inc.+                      177        3,628
Mercury General Corp.                          128        3,624
FactSet Research Systems Inc.                   96        3,610
Idex Corp.                                     129        3,604
AK Steel Holding Corp.                         384        3,600
Global Industries Ltd.+                        288        3,600
Invacare Corp.                                 112        3,598
Albany Molecular Research Inc.+                 64        3,596
TD Waterhouse Group Inc.+                      193        3,595
Mueller Industries Inc.+                       160        3,590
Emmis Communications Corp.+                    145        3,589
Bindley Western Industries Inc.                112        3,584
Pericom Semiconductor Corp.+                    96        3,552
Earthgrains Company (The)                      192        3,540
Lancaster Colony Corp.                         144        3,537
Syncor International Corp.+                     96        3,534
Constellation Brands Inc.+                      65        3,530
Cabot Industrial Trust                         177        3,529
Whitney Holding Corp.                           97        3,522
Quanta Services Inc.+                          128        3,520
Williams Communications Group Inc.+            176        3,520
La-Z-Boy Chair Co.                             240        3,495
Digital Lightware Inc.+                         48        3,486
Wave Systems Corp. "A"+                        208        3,484
Richmond County Financial Corp.                144        3,483
United Rentals Inc.+                           144        3,474
National Service Industries Inc.               177        3,463
Noven Pharmaceuticals Inc.+                     81        3,463
Actel Corp.+                                    96        3,450
Journal Register Co.+                          207        3,441
Beverly Enterprises Inc.+                      579        3,438
Advance Paradigm Inc.+                          81        3,417
Adaptive Broadband Corp.+                      175        3,412
NorthPoint Communications Group Inc.+          384        3,408
Priceline.com Inc.+                            287        3,408
Too Inc.+                                      143        3,396
Rent-Way Inc.+                                 111        3,372
Swift Energy Co.+                               81        3,367
Federal Realty Investment Trust                176        3,366
Imperial Bancorp+                              176        3,366
American Financial Group Inc.                  145        3,362
Dexter Corp. (The)                              56        3,360
InterDigital Communications Corp.+             240        3,360
Tecumseh Products Co. "A"                       80        3,350
AXT Inc.+                                       80        3,345
Avanex Corp.+                                   31        3,338
El Paso Electric Co.+                          241        3,319
Nationwide Health Properties Inc.              208        3,315
Developers Diversified Realty Corp.            257        3,309
American Management Systems Inc.+              192        3,300
Toll Brothers Inc.+                             96        3,300
Intertrust Technologies Corp.+                 273        3,293
UIL Holdings Corporation                        64        3,292
Chittenden Corp.                               128        3,288
Service Corp. International                  1,347        3,283
Viasystems Group Inc.+                         193        3,281
Regency Realty Corp.                           143        3,280
Encompass Service Corp.+                       403        3,274
FuelCell Energy Inc.+                           34        3,272
Veritas DGC Inc.+                              113        3,270
Bob Evans Farms Inc.                           176        3,256
Intranet Solutions Inc.+                        65        3,250
New Jersey Resources Corp.                      80        3,250
Commerce Group Inc.                            112        3,241
Brandywine Realty Trust                        160        3,240
Meristar Hospitality Corp.                     160        3,240
Timberland Co.+                                 79        3,239
RadiSys Corp.+                                  64        3,236
Church & Dwight Co. Inc.                       176        3,234
AGCO Corp.                                     272        3,230
Silicon Image Inc.+                            130        3,226
Excalibur Technologies Corp.+                   48        3,225
Staten Island Bancorp Inc.                     161        3,220
Maxtor Corp.+                                  306        3,213
Avant! Corp.+                                  176        3,212
Washington Trust Bancorp Inc.                  160        3,210
Rural Cellular Corp. "A"+                       47        3,202
Florida Rock Industries Inc.                    81        3,194
CH Energy Group Inc.                            80        3,190
Clarent Corp.+                                  81        3,189
Alliance Pharmaceutical Corp.+                 209        3,187
Markel Corp.+                                   21        3,187
Claire's Stores Inc.                           177        3,186
Talbots Inc. (The)                              48        3,180

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 23
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Weis Markets Inc.                               80  $     3,175
Mid Atlantic Medical Services Inc.+            208        3,146
Horace Mann Educators Corp.                    192        3,144
Alleghany Corp.+                                16        3,136
IKON Office Solutions Inc.                     796        3,134
Glenayre Technologies Inc.+                    288        3,132
Chesapeake Energy Corp.+                       435        3,127
Dole Food Co.                                  208        3,120
United Bancshares Inc.                         159        3,120
Zoran Corp.+                                    64        3,120
Texas Biotech Corp.+                           191        3,113
Tom Brown Inc.+                                127        3,112
Lafarge Corp.                                  143        3,110
SPS Technologies Inc.+                          64        3,104
Microstrategy Inc.+                            113        3,086
Aware Inc.+                                     80        3,080
UGI Corp.                                      127        3,080
Ligand Pharmaceuticals Inc. "B"+               240        3,075
Wesley Jessen VisionCare Inc.+                  80        3,075
Park National Corp.                             32        3,072
Ruby Tuesday Inc.                              273        3,071
Alfa Corp.                                     176        3,069
American National Insurance Co.                 48        3,066
Timken Co.                                     224        3,066
Connetics Corp.+                               127        3,064
Graco Inc.                                      95        3,064
Forrester Research Inc.+                        48        3,060
Macerich Co. (The)                             144        3,060
Texas Industries Inc.                           96        3,060
Kent Electronics Corp.+                        128        3,056
Spherion Corporation+                          256        3,056
Brown & Brown Inc.                              96        3,054
PS Business Parks Inc.                         112        3,052
AMETEK Inc.                                    144        3,051
Wit Soundview Group Inc.+                      339        3,051
Ferro Corp.                                    160        3,050
Hertz Corp.                                     96        3,048
Gables Residential Trust                       112        3,045
Geltex Pharmaceuticals Inc.+                    65        3,043
Donnelley (R.H.) Co.+                          144        3,042
Ogden Corp.+                                   224        3,038
Seacor Smit Inc.+                               65        3,031
American Eagle Outfitters Inc.+                 96        3,024
Kilroy Realty Corp.                            113        3,016
Southwest Gas Co.                              144        3,015
PolyOne Corp.+                                 412        3,013
Dal-Tile International Inc.+                   241        3,012
On Assignment Inc.+                             96        3,012
Jeffries Group Inc.                            112        3,010
Worthington Industries Inc.                    320        3,000
Packeteer Inc.+                                 79        2,997
Pacific Capital Bancorp                        112        2,996
Scient Corp.+                                  143        2,994
Phoenix Investment Partners Ltd.               193        2,992
Realty Income Corp.                            128        2,984
Kulicke & Soffa Industries Inc.+               224        2,982
Imation Corp.+                                 160        2,980
UMB Financial Corp.                             80        2,980
BARRA Inc.+                                     48        2,979
Atmos Energy Corp.                             144        2,970
Kaydon Corp.                                   129        2,967
Newpark Resources Inc.+                        320        2,960
Total System Services Inc.                     176        2,959
TrustCo Bank Corp.                             240        2,955
St. Mary Land & Exploration Co.                128        2,952
SERENA Software Inc.+                           64        2,948
Petsmart Inc.+                                 627        2,939
Hollinger International Inc.                   175        2,931
EarthLink Inc.+                                320        2,920
Secure Computing Corp.+                        112        2,919
Shurgard Storage Centers Inc.                  129        2,911
FileNET Corp.+                                 160        2,910
Puma Technology Inc.+                          143        2,905
US Freightways Corp.                           128        2,904
Cooper Tire & Rubber Co.                       288        2,898
Helix Technology Corp.                          97        2,898
Flowserve Corp.                                176        2,893
Cost Plus Inc.+                                 96        2,892
Hooper Holmes Inc.                             304        2,891
Haemonetics Corp.+                             113        2,881
Longview Fibre Co.                             240        2,880
WatchGuard Technologies Inc.+                   48        2,880
Home Properties of NY Inc.                      96        2,868
S1 Corp.+                                      240        2,865
ANTEC Corp.+                                    97        2,861
Lilly Industries Inc. "B"                       97        2,861
UTI Energy Corp.+                               64        2,856
Charming Shoppes Inc.+                         547        2,855
Genzyme Transgenics Corp.+                      81        2,855
Xircom Inc.+                                   113        2,853

--------------------------------------------------------------------------------
  page 24                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Littelfuse Inc.+                                96  $     2,850
McClatchy Co. (The) "A"                         81        2,850
Avis Rent A Car Inc.+                           96        2,844
Choice Hotels International Inc.+              258        2,838
Digital Insight Corp.+                          79        2,834
Southern Union Co.+                            143        2,833
ANADIGICS Inc.+                                128        2,832
Provident Financial Group Inc.                  96        2,820
Three-Five Systems Inc.+                        96        2,808
CBL & Associates Properties Inc.               112        2,807
Cal Dive International Inc.+                    49        2,802
Bally Total Fitness Holding Corp.+             112        2,800
Anixter International Inc.+                     96        2,796
Polaroid Corp.                                 208        2,795
Insight Communications Co. Inc.+               176        2,794
SonicWALL Inc.+                                 98        2,793
MAF Bancorp Inc.                               112        2,786
Rent-A-Center Inc.+                             80        2,775
Teletech Holdings Inc.+                        112        2,772
W.R. Berkley Corp.                              80        2,765
Perot Systems Corp. "A"+                       257        2,763
AXENT Technologies Inc.+                       128        2,760
JNI Corp.+                                      31        2,759
Bio-Technology General Corp.+                  241        2,756
Longs Drug Stores Inc.                         144        2,754
Amylin Pharmaceuticals Inc.+                   255        2,741
Reinsurance Group of America Inc.               80        2,740
Citadel Communications Corp.+                  161        2,737
F&M National Corp.                             112        2,737
Modine Manufacturing Co.                        97        2,733
Banta Corp.                                    112        2,730
New Era of Networks Inc.+                      112        2,725
Geron Corp.+                                    96        2,724
Insituform Technologies Inc. "A"+               81        2,724
Smucker (J.M) Company (The)+                   112        2,723
Novoste Corp.+                                  64        2,720
Security Capital Group "B"+                    143        2,708
Aztar Corp.+                                   176        2,706
Atlas Air Inc.+                                 64        2,704
Immunomedics Inc.+                             129        2,701
Pacific Sunwear of California Inc.+            144        2,700
People's Bank                                  128        2,696
Summit Properties Inc.                         112        2,695
Black Hills Corp.                               96        2,694
G&K Services Inc. "A"                           96        2,694
SI Green Realty Corp.                           96        2,694
CompuCredit Corp.+                              48        2,692
Casey's General Store Inc.                     207        2,691
HS Resources Inc.+                              80        2,690
Alaska Air Group Inc.+                         112        2,688
F5 Networks Inc.+                               79        2,686
Susquehanna Bancshares Inc.                    176        2,684
Wallace Computer Services Inc.                 176        2,684
Rehabcare Corp.+                                63        2,678
Mercury Computer Systems Inc.+                  96        2,670
Park Electrochemical Corp.                      48        2,670
Hilb Rogal & Hamilton Co.                       64        2,668
MascoTech Inc.                                 161        2,667
eLoyalty Corp.+                                209        2,665
Illuminet Holdings Inc.+                        96        2,664
Dionex Corp.+                                   96        2,652
Total Renal Care Holdings+                     353        2,648
Belden Inc.                                    112        2,646
ADVO Inc.+                                      80        2,640
Buffetts Inc.+                                 192        2,640
Penton Media Inc.                               96        2,640
UCAR International Inc.+                       208        2,639
Seachange International Inc.+                   79        2,637
Buckeye Technologies Inc.+                     127        2,635
GTECH Holdings Corp.+                          159        2,633
KV Pharmaceuticals Co.+                         76        2,622
Structural Dynamics Research Corp.+            160        2,620
Brooks Automation Inc.+                         79        2,617
Pre-Paid Legal Services Inc.+                   81        2,617
Asyst Technologies Inc.+                       129        2,612
Regeneron Pharmaceuticals Inc.+                 80        2,610
Cerus Corp.+                                    47        2,608
Syntroleum Corp.+                              128        2,608
Unifi Inc.+                                    256        2,608
Olin Corp.                                     161        2,606
Gene Logic Inc.+                               113        2,599
Delphi Financial Group Inc.+                    64        2,592
Otter Tail Power Co.                           112        2,590
Education Management Corp.+                     96        2,586
Footstar Inc.+                                  80        2,585
Guilford Pharmaceuticals Inc.+                 112        2,583
Applebee's International Inc.                  112        2,576
Eclipsys Corp.+                                161        2,576
ITC DeltaCom Inc.+                             224        2,576
Chateau Communities Inc.                        96        2,574

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 25
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Diagnostic Products Corp.                       48  $     2,574
Interstate Bakeries Corp.                      176        2,574
Kimball International Inc. "B"                 144        2,574
BlackRock Inc.+                                 80        2,560
Forcenergy Inc.+                                98        2,560
Biosite Diagnostics Inc.+                       64        2,552
Northwest Natural Gas Co.                      112        2,548
Anchor Gaming+                                  32        2,546
Avigen Inc.+                                    64        2,544
Hearst-Argyle Television Inc.+                 127        2,540
Act Manufacturing Inc.+                         48        2,532
Mastec Inc.+                                    81        2,531
Sun Communities Inc.                            80        2,530
Systems & Computer Technology Corp.+           144        2,529
First Financial Bancorp                        160        2,520
Sonic Corp.+                                    80        2,520
BHC Communications Inc. "A"                     16        2,518
AMCORE Financial Inc.                          128        2,512
Swift Transportation Co. Inc.+                 192        2,508
M.D.C. Holdings Inc.                            96        2,496
Proxicom Inc.+                                 128        2,496
First Commonwealth Financial Corp.             257        2,490
Convergys Corp.+                                64        2,488
Vical Inc.+                                     96        2,484
Oshkosh Truck Corp.                             64        2,480
Metricom Inc.+                                  96        2,472
Colonial Properties Trust                       96        2,466
99 Cents Only Stores+                           49        2,459
Presstek Inc.+                                 128        2,456
Apria Healthcare Group Inc.+                   176        2,453
P-Com Inc.+                                    369        2,445
MSC Industrial Direct Co. Inc. "A"+            160        2,440
ZixIt Corp.+                                    80        2,440
21st Century Insurance Group                   144        2,439
Concord Camera Corp.+                           95        2,434
Avant Immunotherapeutics Inc.+                 225        2,433
S&T Bancorp Inc.                               128        2,432
TeleCorp PCS Inc.+                             128        2,432
Superior Industries International Inc.          81        2,430
SCM Microsystems Inc.+                          64        2,428
South Financial Group Inc. (The)               192        2,424
Brady Corp. "A"                                 80        2,420
Respironics Inc.+                              145        2,420
Webvan Group Inc.+                           1,042        2,410
WebTrends Corp.+                                64        2,392
Regis Corp.                                    159        2,385
Western Gas Resources Inc.                      95        2,381
Infonet Services Corp. "B"+                    225        2,377
Wisconsin Central Transportation Corp.+        225        2,377
Pinnacle Systems Inc.+                         211        2,374
Kansas City Southern Industries Inc.           273        2,372
MGI Pharma Inc.+                                79        2,370
Sodexho Marriott Services Inc.                 144        2,367
Tweeter Home Entertainment Group Inc.+          65        2,360
Hutchinson Technology Inc.+                    112        2,359
UniSource Energy Corp.                         144        2,358
AnswerThink Consulting Group Inc.+             145        2,356
Transaction Systems Architects Inc. "A"+       145        2,356
Organogenesis Inc.+                            160        2,352
United Television Inc.                          16        2,352
Echelon Corp.+                                  80        2,350
Forest Oil Corp.+                              145        2,347
Carter-Wallace Inc.                             96        2,346
Firstbank Corp.                                 96        2,346
Capitol Federal Financial                      160        2,340
Cathay Bancorp Inc.                             48        2,340
Forest City Enterprises Inc. "A"                65        2,340
O'Reilly Automotive Inc.+                      160        2,340
Doral Financial Corp.                          144        2,331
Carpenter Technology Corp.                      80        2,330
JLG Industries Inc.                            191        2,328
NEO RX Corporation+                             95        2,328
Lightpath Technologies Inc. "B"+                49        2,327
Glenborough Realty Trust Inc.                  129        2,322
Neose Technologies Inc.+                        48        2,322
Coulter Pharmaceutical Inc.+                    80        2,310
Keithley Instruments Inc.                       33        2,310
Queens County Bancorp Inc.                      80        2,310
Packaging Corporation of America+              208        2,301
Fleming Companies Inc.                         176        2,299
Accredo Health Inc.+                            47        2,297
Viatel Inc.+                                   224        2,296
First Citizens Bancshares Inc.                  32        2,290
Learning Tree International Inc.+               48        2,286
Owens & Minor Inc.                             145        2,284
Chelsea GCA Realty Inc.                         65        2,283
Airborne Freight Corp.                         224        2,282
Urban Shopping Centers Inc.                     48        2,280
Invitrogen Corp.+                               32        2,276
American Capital Strategies Ltd.                96        2,274

--------------------------------------------------------------------------------
  page 26                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Health Care Inc.                               128  $     2,272
Radio One Inc.+                                273        2,269
Cooper Companies Inc.                           64        2,264
Sinclair Broadcast Group "A"+                  207        2,264
Albemarle Corp.                                112        2,261
American Financial Holdings Inc.               128        2,256
Baldor Electric Co.                            111        2,255
Forward Air Corp.+                              64        2,252
Liberty Corp.                                   65        2,251
Meditrust Corp.                                765        2,247
Modis Professional Services Inc.+              433        2,246
ATMI Inc.+                                      96        2,244
Copart Inc.+                                   161        2,234
OfficeMax Inc.+                                627        2,234
Acacia Research Corp.+                          64        2,232
Cox Radio Inc. "A"+                            128        2,232
Stewart & Stevenson Services Inc.              128        2,232
Alliance Semiconductor Corp.+                  112        2,226
Evergreen Resources Inc.+                       64        2,224
Dollar Thrifty Automotive Group Inc.+          112        2,212
MapInfo Corp.+                                  71        2,208
Valence Technology Inc.+                       128        2,208
E-Town Corp.                                    33        2,207
Kirby Corp.+                                   112        2,198
Hughes Supply Inc.                             112        2,197
Del Webb Corp.+                                 79        2,192
Rayovac Corp.+                                 128        2,192
Acuson Corp.+                                   96        2,184
CLARCOR Inc.                                   112        2,184
NorthWestern Corp.                             112        2,184
WMS Industries Inc.+                            97        2,183
Abiomed Inc.+                                   32        2,180
HI/FN Inc.+                                     32        2,180
Progress Software Corp.+                       160        2,180
Scotts Co. (The) "A"+                           65        2,178
Xtra Corp.+                                     49        2,177
Chico's FAS Inc.+                               64        2,176
ABM Industries Inc.                             80        2,175
Superior Energy Services Inc.+                 207        2,174
Allen Telecom Inc.+                            128        2,168
DDi Corp.+                                      49        2,168
Supergen Inc.+                                 113        2,168
USEC Inc.                                      509        2,163
Mynd Corp.+                                    160        2,160
Advanced Tissue Sciences Inc.+                 290        2,157
Manitowoc Co. Inc.                             112        2,156
Maverick Tube Corp.+                            80        2,155
Bethlehem Steel Corp.+                         717        2,151
Parker Drilling Co.+                           307        2,149
Sonus Networks Inc.+                            17        2,148
Trimble Navigation Ltd.+                        96        2,148
LNR Property Corp.                              97        2,146
Landstar System Inc.+                           48        2,142
Cytogen Corp.+                                 339        2,140
Pacific Gulf Properties Inc.                    80        2,140
Lincoln Electric Holding Inc.                  160        2,130
Milacron Inc.                                  160        2,130
Greif Brothers Corp. "A"                        64        2,128
Pharmaceutical Product Development Inc.+        80        2,125
Tennant Co.                                     48        2,124
Unit Corp.+                                    144        2,124
Concord Communications Inc.+                    80        2,120
Sylvan Learning Systems Inc.+                  143        2,118
Fairfield Communities Inc.+                    209        2,116
Remedy Corp.+                                  112        2,114
XM Satellite Radio Holdings Inc. "A"+           49        2,110
AirGate PCS Inc.+                               47        2,109
Armstrong Holdings Inc.                        176        2,101
Empire District Electric Co. (The)              80        2,100
Covance Inc.+                                  256        2,096
Prime Hospitality Corp.+                       207        2,096
Agribrands International Inc.+                  48        2,094
PETCO Animal Supplies Inc.+                     96        2,094
Photronics Inc.+                                96        2,094
Atlantic Coast Airlines Holdings+               65        2,092
First Charter Corp.                            144        2,079
Wellman Inc.                                   144        2,079
About.com Inc.+                                 64        2,072
Nuance Communications Inc.+                     17        2,069
Station Casinos Inc.+                          145        2,066
Children's Place Retail Stores Inc.+            80        2,060
Polymedica Industries Inc.+                     48        2,058
Pixar Inc.+                                     64        2,056
F.N.B. Corp.                                    96        2,052
Waste Connections Inc.+                         80        2,050
Fair Isaac and Co. Inc.                         48        2,049
Motient Corp.+                                 145        2,048
Kellwood Co.                                   112        2,044
Pharmacopeia Inc.+                              80        2,040
eToys Inc.+                                    381        2,036

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 27
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
NL Industries Inc.                              96  $     2,034
Edison Schools Inc.+                            64        2,032
Russell Corp.                                  128        2,032
Papa John's International Inc.+                 81        2,030
Tucker Anthony Sutro Corporation                80        2,030
Block Drug Co. Inc. "A"                         47        2,027
7-Eleven Inc.+                                 159        2,027
Manufactured Home Communities Inc.              81        2,025
Rogers Corp.+                                   64        2,024
Reliance Steel & Aluminum Co.                   96        2,022
Selective Insurance Group Inc.                 113        2,020
Standard-Pacific Corp.                         112        2,016
US Oncology Inc.+                              445        2,016
Rhythms Netconnections Inc.+                   273        2,013
Boyds Collection Ltd. (The)+                   271        1,999
Libbey Inc.                                     64        1,992
Neurogen Corp.+                                 64        1,992
Perrigo Co.+                                   291        1,992
International Bancshares Corp.                  65        1,991
Grace (W.R.) & Company+                        289        1,987
Ryland Group Inc.                               64        1,984
ACTV Inc.+                                     144        1,980
LookSmart Ltd.+                                177        1,980
Ventas Inc.                                    396        1,980
Finova Group Inc.                              273        1,979
ADAC Laboratories Inc.+                         95        1,977
Cabot Oil & Gas Corp. "A"                       97        1,976
Republic Bancorp Inc.                          208        1,976
Direct Focus Inc.+                              50        1,968
Fleetwood Enterprises Inc.                     145        1,967
Granite Construction Inc.                       81        1,964
Harland (John H.) Co.                          128        1,960
ONYX Software Corp.+                            95        1,959
SICOR Inc.+                                    191        1,958
Factory 2-U Stores Inc.+                        64        1,956
Tredegar Corporation                           113        1,956
Genome Therapeutics Corp.+                      95        1,953
American West Holdings Corp. "B"+              160        1,950
Crawford & Co. "B"                             160        1,950
General Semiconductor Inc.+                    160        1,950
Inprise Corp.+                                 365        1,950
C-COR Electronics Inc.+                        127        1,945
DUSA Pharmaceuticals Inc.+                      63        1,941
Duane Reade Inc.+                               80        1,940
SCP Pool Corp.+                                 66        1,940
Broadbase Software Inc.+                       143        1,939
Circle International Group Inc.                 64        1,936
EGL Inc.+                                       64        1,936
ProBusiness Services Inc.+                      64        1,936
Henry Schein Inc.+                              97        1,934
NUI Corp.                                       64        1,932
Koger Equity Inc.                              113        1,921
Metasolv Software Inc.+                         47        1,921
Mpower Communications Corp.+                   220        1,918
Emisphere Technologies Inc.+                    64        1,916
Mid-America Apartment Communities Inc.          80        1,915
Dril-Quip Inc.+                                 48        1,914
Gaylord Entertainment Co. "A"                   80        1,910
Triad Guaranty Inc.+                            64        1,904
Southwest Securities Group Inc.                 65        1,901
East West Bancorp Inc.                          97        1,898
Metro-Goldwyn-Mayer Inc.+                       79        1,896
Kelly Services Inc. "A"                         80        1,890
Profit Recovery Group International Inc.
  (The)+                                       191        1,886
GO.com (Walt Disney)+                          177        1,881
Matthews International Corp.                    64        1,880
Pegasus Systems Inc.+                           96        1,878
Provident Bankshares Corp.                     112        1,876
Jones Lang LaSalle Inc.+                       144        1,872
Cornerstone Realty Income Trust                176        1,870
MEMC Electronics Materials Inc.+               145        1,867
Globix Corp.+                                   80        1,865
Nautica Enterprises Inc.+                      144        1,863
Collins & Aikman Corp.+                        397        1,861
THQ Inc.+                                       80        1,860
Mercator Software Inc.+                        112        1,855
Wausau-Mosinee Paper Corp.                     239        1,852
Photon Dynamics Inc.+                           49        1,850
Taubman Centers Inc.                           160        1,850
GoTo.com Inc.+                                 112        1,848
Intertan Inc.+                                 128        1,848
Quiksilver Inc.+                                96        1,848
Performance Food Group Co.+                     49        1,844
Frontline Capital Group Inc.+                  112        1,841
FirstFed Financial Corp.+                       80        1,840
Fuller (H. B.) Co.                              64        1,840
Isis Pharmaceuticals Inc.+                     160        1,840
IHOP Corp.+                                     96        1,836
Aradigm Corp.+                                  80        1,835

--------------------------------------------------------------------------------
  page 28                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Beringer Wine Estates Holdings Inc. "B"+        33  $     1,834
Microvision Inc.+                               48        1,833
FYI Inc.+                                       49        1,831
Microsemi Corp.+                                48        1,830
Ask Jeeves Inc.+                                95        1,823
Energy Conversion Devices Inc.+                 49        1,822
Madison Gas & Electric Co.                      80        1,820
Texas Regional Bancshares "A"                   64        1,816
CoStar Group Inc.+                              49        1,813
Aphton Corp.+                                   63        1,811
JDN Realty Corp.                               160        1,810
Ralcorp Holdings Inc.+                         128        1,808
Interface Inc.                                 226        1,801
CONSOL Energy Inc.                             112        1,799
NBTY Inc.+                                     274        1,790
Ruddick Corp.                                  129        1,790
Wolverine World Wide Inc.                      192        1,788
I-Stat Corp.+                                   79        1,787
EntreMed Inc.+                                  64        1,784
Cuno Inc.+                                      80        1,780
Springs Industries Inc. "A"                     63        1,776
Westpoint Stevens Inc.                         145        1,776
Integra Bank Corp.                              80        1,775
Topps Co. (The)+                               193        1,773
INAMED Corp.+                                   63        1,772
Celeritek Inc.+                                 47        1,771
Catalytica Inc.+                               143        1,770
Commonwealth Telephone Enterprises Inc.+        48        1,770
Power Integrations Inc.+                       127        1,770
Airgas Inc.+                                   259        1,764
Steel Dynamics Inc.+                           192        1,764
AremisSoft Corp.+                               47        1,762
Pinnacle Entertainment Inc.+                    81        1,762
Bandag Inc.                                     49        1,761
Westfield America Inc.                         128        1,760
Anchor Bancorp Wisconsin Inc.                  112        1,757
Laclede Gas Co.                                 81        1,752
PRI Automation Inc.+                            96        1,752
Isle of Capris Casinos Inc.+                   113        1,751
Arrow International Inc.                        48        1,746
Terremark Worldwide Inc.+                      684        1,744
Arch Wireless Inc.+                            348        1,740
Argosy Gaming Co.+                              96        1,740
Federal-Mogul Corp.                            320        1,740
Keynote Systems Inc.+                           65        1,739
Intermune Pharmaceuticals Inc.+                 32        1,736
ITT Educational Services Inc.+                  64        1,736
Southern Peru Copper Corp.                     112        1,736
WesBanco Inc.                                   81        1,736
Adept Technology Inc.+                          33        1,735
Sunrise Assisted Living Inc.+                   80        1,735
CORUS Bankshares Inc.                           48        1,732
Brush Wellman Inc.                              80        1,730
CFW Communications Co.                          64        1,728
Digene Corp.+                                   48        1,728
Ohio Casualty Corp.                            272        1,726
Sterling Bancshares Inc.                       113        1,723
Pioneer-Standard Electronics Inc.              127        1,722
Triumph Group Inc.+                             48        1,722
Extended Systems Inc.+                          32        1,720
PLX Technology Inc.+                            64        1,720
Hyseq Inc.+                                     47        1,718
Republic Security Financial Corp.              348        1,718
Ciber Inc.+                                    208        1,716
Friede Goldman Halter Inc.+                    243        1,716
Offshore Logistics Inc.+                        96        1,716
Radiant Systems Inc.+                           80        1,710
Ionics Inc.+                                    80        1,705
School Specialty Inc.+                          80        1,705
Oakley Inc.+                                    97        1,704
Dreyer's Grand Ice Cream Inc.                   79        1,703
Morgan Keegan Inc.                              97        1,698
Rainbow Technologies Inc.+                      48        1,698
Surmodics Inc.+                                 31        1,697
Vasomedical Inc.+                              348        1,697
Retek Inc.+                                     32        1,696
Input/Output Inc.+                             176        1,694
Yellow Corporation+                            112        1,694
Airtran Holdings Inc.+                         381        1,691
Advantage Learning Systems Inc.+                48        1,683
Tumbleweed Communications Corp.+                33        1,683
UCBH Holdings Inc.                              47        1,683
Alexandria Real Estate Equities Inc.            49        1,681
Spanish Broadcasting System Inc. "A"+          143        1,680
Trammell Crow Co.+                             112        1,680
Glimcher Realty Trust                          112        1,673
Interliant Inc.+                               209        1,672
Overseas Shipholding Group Inc.                 61        1,670
Information Holdings Inc.+                      47        1,666
Merchants New York Bancorp Inc.                 81        1,666

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 29
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Cryolife Inc.+                                  48  $     1,665
Enhance Financial Services Group Inc.          128        1,664
Applied Industrial Technologies Inc.            96        1,662
Supertex Inc.+                                  33        1,662
Metromedia International Group Inc.+           444        1,661
Maxygen Inc.+                                   32        1,660
Lennox International Inc.                      177        1,659
Tower Automotive Inc.+                         177        1,659
Paxson Communications Corp.+                   144        1,656
International Fibercom Inc.+                   113        1,653
Prima Energy Corp.+                             31        1,651
Georgia Gulf Corp.                             144        1,647
Washington Group International Inc.+           144        1,647
Bedford Property Investors Inc.                 81        1,645
Dobson Communications Corp. "A"+               112        1,645
Datascope Corp.                                 49        1,641
Innkeepers USA Trust                           160        1,640
Electroglas Inc.+                               96        1,638
GBC Bancorp                                     48        1,635
Commercial Metals Co.                           64        1,632
Johns Manville Corp.                           144        1,629
Regal-Beloit Corp.                              96        1,628
Ampal-American Israel Corp. "A"+               124        1,627
Genesco Inc.+                                   96        1,626
Per-Se Technologies Inc.+                      128        1,624
Sunrise Technologies International Inc.+       226        1,624
eXcelon Corp.+                                 131        1,621
Arnold Industries Inc.                          96        1,620
ESS Technology Inc.+                           113        1,617
Brooktrout Technology Inc.+                     49        1,614
MCSi Inc.+                                      48        1,614
Ticketmaster Online-CitySearch Inc. "B"+        95        1,609
Zoll Medical Corp.+                             33        1,609
Genrad Inc.+                                   146        1,606
CT Communications Inc.                          79        1,605
Cadiz Inc.+                                    160        1,600
WebLink Wireless Inc.+                         208        1,599
Del Monte Foods Co.+                           258        1,596
FSI International Inc.+                        112        1,596
Oceaneering International Inc.+                 96        1,596
Advanced Energy Industries Inc.+                48        1,584
Dime Community Bancshares                       64        1,584
Tularik Inc.+                                   48        1,584
Allied Riser Communications Corp.+             239        1,583
Ocwen Financial Corp.+                         269        1,580
Triarc Companies Inc.+                          64        1,576
Esterline Corp.+                                80        1,575
Integrated Silicon Solution Inc.+              111        1,575
Arthocare Corp.+                                81        1,574
Paxar Corp.+                                   176        1,573
NS Group Inc.+                                  79        1,569
Avid Technology Inc.+                          112        1,568
Stericycle Inc.+                                64        1,568
World Access Inc.+                             290        1,568
Bowne & Co. Inc.                               160        1,560
Martek Biosciences Corp.+                       80        1,560
Frontier Airlines Inc.+                         80        1,555
ON Semiconductor Corp.+                        143        1,555
Sciclone Pharmaceuticals Inc.+                 143        1,555
Salton/Maxim Corp.+                             48        1,551
Rare Hospitality International Inc.+            76        1,549
John Nuveen Co. "A"                             32        1,548
Universal Electronics Inc.+                     64        1,548
Phoenix Technologies Ltd.+                      97        1,546
Memberworks Inc.+                               47        1,545
Ultratech Stepper Inc.+                         96        1,542
Chesapeake Corp.                                80        1,540
Parkervision Inc.+                              32        1,540
Trico Marine Services Inc.+                     97        1,540
First Financial Bankshares Inc.                 48        1,539
National Penn Bancshares Inc.                   80        1,539
AMLI Residential Properties Trust               64        1,536
Centillium Communications Inc.+                 16        1,536
American Italian Pasta Co.+                     80        1,535
First Sentinel Bancorp Inc.                    161        1,535
Kaiser Aluminum Corp.+                         253        1,534
Mediacom Communications Corp.+                  95        1,532
Bush Boake Allen Inc.+                          32        1,530
Chemed Corp.                                    48        1,527
VA Linux Systems Inc.+                          33        1,526
American Freightways Corp.+                     96        1,524
Ha-Lo Industries Inc.+                         380        1,520
Intergraph Corp.+                              211        1,517
Symmetricom Inc.+                               97        1,516
Adelphia Business Solutions Inc.+              128        1,512
Complete Business Solutions Inc.+              112        1,512
InterVoice Inc.+                               144        1,512
Mentor Corp.                                    96        1,512
Playtex Products Inc.+                         128        1,512
Toro Co.                                        48        1,512

--------------------------------------------------------------------------------
  page 30                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Matrix Pharmaceutical Inc.+                     97  $     1,510
Plains Resource Inc.+                           80        1,510
Siliconix Inc.+                                 32        1,510
Young Broadcasting Corp. "A"+                   48        1,509
Targeted Genetics Corp.+                       127        1,508
Excel Technology Inc.+                          47        1,507
Chemical Financial Corp.                        64        1,504
Liberty Financial Companies Inc.                64        1,504
Mesa Air Group Inc.+                           275        1,504
Werner Enterprises Inc.                        128        1,504
Mid-State Bancshares                            48        1,500
Nu Skin Asia Pacific Inc. "A"+                 226        1,497
General Communication Inc. "A"+                209        1,496
Michael Foods Inc.                              64        1,496
NetScout Systems Inc.+                          63        1,496
Commercial Net Lease Realty Inc.               144        1,494
Lexicon Genetics Inc.+                          47        1,486
Hancock Holding Co.                             48        1,485
internet.com LLC+                               48        1,485
Jupiter Media Metrix Inc.+                      93        1,485
National Discounts Brokers Group Inc.+          48        1,485
Turnstone Systems Inc.+                         32        1,484
Boyd Gaming Corp.+                             300        1,481
BT Financial Corp.                              80        1,480
Arch Chemicals Inc.                             81        1,478
Pixelworks Inc.+                                31        1,478
Viasat Inc.+                                    66        1,477
SilverStream Software Inc.+                     49        1,476
Exelixis Inc.+                                  47        1,475
Orbital Sciences Corp.+                        176        1,474
Lynx Therapeutics Inc.+                         47        1,472
Barnes Group Inc.                               80        1,470
Cohu Inc.                                       96        1,470
PC-Tel Inc.+                                    63        1,465
AAR Corp.                                      128        1,464
Parkway Properties Inc.                         48        1,464
Ames Department Stores Inc.+                   253        1,463
Terex Corp.+                                   112        1,463
Clarus Corp.+                                   64        1,460
Warnaco Group Inc. "A"                         364        1,456
American States Water Co.                       48        1,452
BioMarin Pharmaceutical Inc.+                   79        1,452
Morrison Management Specialist Inc.             49        1,448
Eastgroup Properties Inc.                       65        1,446
Berry Petroleum Co.                             80        1,445
Superconductor Technologies Inc.+               80        1,445
Wyndham International Inc. "A"+                797        1,445
SBS Technologies Inc.+                          62        1,442
Kronos Inc.+                                    48        1,440
Micron Electronics Inc.+                       160        1,440
PMA Capital Corp. "A"                           80        1,440
Trans World Entertainment Corp.+               144        1,440
Playboy Enterprises Inc. "B"+                   96        1,434
Rollins Truck Leasing Corp.                    227        1,433
Cyber-Care Inc.+                               225        1,431
Tesoro Petroleum Corp.+                        144        1,431
Simpson Manufacturing Co. Inc.+                 32        1,430
South Jersey Industries                         49        1,430
Thoratec Labs Corp.+                            65        1,430
ACLARA BioSciences Inc.+                        47        1,428
Woodward Governor Co.                           32        1,426
Hickory Tech Corp.                              64        1,424
Columbia Sportswear Co.+                        31        1,422
Presidential Life Corp.                         95        1,419
Schulman (A.) Inc.                             129        1,419
LodgeNet Entertainment Corp.+                   49        1,415
RFS Hotel Investors Inc.                       112        1,414
Network Commerce Inc.+                         252        1,410
Salem Communications Corp. "A"+                111        1,408
Praecis Pharmaceuticals Inc.+                   33        1,403
Argonaut Group Inc.                             80        1,400
Bell & Howell Co.+                              64        1,400
Foster Wheeler Corp.                           193        1,399
Handleman Co.+                                 113        1,398
Standard Microsystems Corp.+                    64        1,396
Primex Technologies Inc.                        48        1,395
Ariad Pharmaceuticals Inc.+                    111        1,394
Cyberonics+                                     65        1,393
AmeriPath Inc.+                                 96        1,392
Elcor Corp.                                     96        1,392
Miravant Medical Technologies+                  64        1,392
PFF Bancorp Inc.                                64        1,392
Great Lakes Inc.                                80        1,390
International Multifoods Corp.                  80        1,390
Universal Display Corp.+                        63        1,390
Boca Resorts Inc. "A"+                         127        1,389
FEI Co.+                                        64        1,388
Stein Mart Inc.+                               128        1,384
Metrocall Inc.+                                460        1,380
Therma-Wave Inc.+                               48        1,380

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 31
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Atwood Oceanics Inc.+                           33  $     1,376
Bay View Capital Corp.                         128        1,376
Pulitzer Inc.                                   32        1,374
Glatfelter (P.H.) Co.                          113        1,370
Data Broadcasting Corp.+                       429        1,367
Ribozyme Pharmaceuticals Inc.+                  47        1,363
WD-40 Company                                   64        1,360
UICI+                                          194        1,358
Ultimate Electronics Inc.+                      33        1,357
BindView Development Corp.+                    179        1,354
ChemFirst Inc.                                  65        1,353
Great Plains Software Inc.+                     48        1,350
HotJobs.com Ltd.+                               79        1,348
CVB Financial Corp.                             80        1,345
Dress Barn Inc.+                                64        1,344
Lands' End Inc.+                                64        1,344
MacDermid Inc.                                  64        1,344
NACCO Industries Inc.                           32        1,344
New Focus Inc.+                                 17        1,344
Saga Systems Inc.+                             128        1,344
LandAmerica Financial Group Inc.                47        1,342
Vertel Corp.+                                  145        1,341
Krispy Kreme Doughnuts Inc.+                    16        1,340
Trust Company of New Jersey (The)               80        1,340
Shopko Stores Inc.+                            129        1,338
eSPEED Inc. "A"+                                47        1,337
Hall Kinion & Associates Inc.+                  47        1,337
QuickLogic Corp.+                               81        1,337
Speedway Motorsports Inc.+                      64        1,332
Charter Municipal Mortgage Acceptance
  Corp.                                         96        1,329
E.W. Blanch Holdings Inc.                       64        1,328
NextCard Inc.+                                 146        1,328
GenCorp. Inc.                                  163        1,324
Net.B@nk Inc.+                                 112        1,323
WorldGate Communications Inc.+                  63        1,323
National Golf Properties Inc.                   64        1,320
NaviSite Inc.+                                  49        1,320
Sequa Corp. "A"+                                31        1,318
Liberty Digital Inc. "A"+                       65        1,316
Premier National Bancorp Inc.                   65        1,316
Thomas Industries Inc.                          65        1,316
Vail Resorts Inc.+                              65        1,316
Biocryst Pharmaceuticals Inc.+                  63        1,311
Fremont General Corp.                          381        1,310
Com21 Inc.+                                     97        1,309
Alexander's Inc.+                               16        1,308
Robert Mondavi Corp. (The) "A"+                 32        1,308
Comfort Systems USA Inc.+                      252        1,307
Crestline Capital Corp.+                        65        1,304
Coinstar Inc.+                                  96        1,302
Gold Bancorp Inc.                              253        1,297
CTC Communications Group Inc.+                  64        1,296
W Holding Co. Inc.                             127        1,294
Brightpoint Inc.+                              257        1,293
Midwest Express Holdings Inc.+                  64        1,288
Yankee Candle Co. Inc. (The)+                   64        1,288
Walter Industries Inc.                         145        1,287
Wabtec Corporation                             127        1,286
Columbia Laboratories Inc.+                    221        1,285
California Water Service Group                  48        1,284
SpeedFam-IPEC Inc.+                            112        1,281
Data Return Corp.+                              63        1,276
Talk.com Inc.+                                 289        1,273
Valmont Industries Inc.                         64        1,272
Bel Fuse Inc. "B"                               33        1,270
Sunglass Hut International Inc.+               194        1,267
Datastream Systems Inc.+                        98        1,262
Blockbuster Inc.                               143        1,260
IRT Property Co.                               144        1,260
TiVo Inc.+                                      65        1,259
Battle Mountain Gold Co.+                      716        1,253
Genlyte Group Inc. (The)+                       49        1,253
First Indiana Corp.                             48        1,251
Caraustar Industries Inc.                      113        1,250
Basin Exploration Inc.+                         64        1,248
Capital Automotive REIT                         96        1,248
Cognizant Technology Solutions Corp.+           32        1,248
EMCOR Group Inc.+                               48        1,248
Matrixone Inc.+                                 31        1,240
Nanogen Inc.+                                   64        1,240
Martha Stewart Living Omnimedia Inc. "A"+       47        1,234
RLI Corp.                                       32        1,234
EEX Corp.+                                     253        1,233
Seacoast Financial Services Corp.              112        1,232
Analogic Corp.                                  32        1,230
Ryan's Family Steak Houses Inc.+               160        1,230
Semco Energy Inc.                               80        1,230
Plug Power Inc.+                                33        1,229
AMCOL International Corp.                      252        1,228
Imatron Inc.+                                  531        1,228

--------------------------------------------------------------------------------
  page 32                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Bright Horizons Family Solutions Inc.+          48  $     1,227
Somera Communications Inc.+                    129        1,226
Kaman Corp. "A"                                 97        1,225
PSS World Medical Inc.+                        338        1,225
JDA Software Group Inc.+                        96        1,224
Triangle Pharmaceuticals Inc.+                 145        1,223
ATS Medical Inc.+                               81        1,220
Quanex Corp.                                    64        1,220
Harleysville Group Inc.                         64        1,217
eMagin Corporation+                            113        1,214
Calgon Carbon Corp.                            178        1,213
Mills Corp.                                     64        1,212
Friedman Billings Ramsey Group Inc. "A"+       130        1,211
Mechanical Technology Inc.+                    112        1,211
Specialty Equipment Co.+                        49        1,210
StarMedia Network Inc.+                        161        1,208
Worldpages.com Inc.+                           284        1,207
AO Smith Corp. "B"                              96        1,206
Take-Two Interactive Software Inc.+             96        1,206
Hollywood Entertainment Corp.+                 162        1,205
MICROS Systems Inc.+                            80        1,205
Frontier Financial Corp.                        64        1,204
ANC Rental Corp.+                              209        1,202
Sandy Spring Bancorp Inc.                       48        1,200
StarBase Corp.+                                211        1,200
Ibis Technology Corp.+                          33        1,198
Bottomline Technologies Inc.+                   32        1,194
Nuevo Energy Co.+                               65        1,194
Ventana Medical Systems Inc.+                   47        1,193
Labor Ready Inc.+                              284        1,189
Osicom Technologies Inc.+                       48        1,188
Equity Inns Inc.                               179        1,186
Armor Holdings Inc.+                            79        1,185
Rollins Inc.                                    80        1,185
Guitar Center Inc.+                             96        1,182
Actuant Corp. "A"                              300        1,181
Tricord Systems Inc.+                           79        1,180
Identix Inc.+                                   97        1,179
CB Richard Ellis Services Inc.+                 96        1,176
Telcom Semiconductor Inc.+                      79        1,175
Luby's Inc.                                    221        1,174
Nx Networks Inc.+                              177        1,173
Championship Auto Racing Teams Inc.+            48        1,170
Harbor Florida Bancshares Inc.                  97        1,170
NCI Building Systems Inc.+                      80        1,170
Town & Country Trust                            65        1,170
Transmontaigne Inc.+                           237        1,170
Ziff-Davis Inc.                                144        1,170
RTI International Metals Inc.+                  81        1,169
National Western Life Insurance Company "A"+    16        1,168
Integrated Circuit Systems Inc.+                63        1,165
Techniclone Corp.+                             477        1,163
Financial Federal Corp.+                        48        1,161
New England Business Service Inc.               64        1,160
United National Bancorp                         65        1,154
Fritz Companies Inc.+                           96        1,152
Wink Communications Inc.+                       96        1,152
Farmers Capital Bank Corp.                      32        1,150
Seitel Inc.+                                    80        1,150
Roadway Express Inc.                            64        1,148
Accrue Software Inc.+                           96        1,146
Burlington Coat Factory Warehouse Corp.         80        1,145
Satcon Technology Corp.+                        32        1,144
NABI Inc.+                                     163        1,141
American Industrial Properties                  80        1,140
VIVUS Inc.+                                    268        1,139
Biopure Corp.+                                  63        1,138
Southwestern Energy Company                    130        1,138
Hotel Reservations Network Inc.+                31        1,135
Pep Boys-Manny Moe & Jack Inc.                 227        1,135
Scott Technologies Inc.+                        64        1,134
Internet Pictures Corp.+                       208        1,131
Allscripts Inc.+                                80        1,130
Pennaco Energy Inc.+                            65        1,129
Anesta Corp.+                                   49        1,127
California Amplifier Inc.+                      49        1,127
Comstock Resources Inc.+                        99        1,126
Prosoft I-Net Solutions Inc.+                   79        1,126
Cambridge Technology Partners Inc.+            257        1,124
LifeMinders Inc.+                               49        1,124
NationsRent Inc.+                              285        1,122
Biomatrix Inc.+                                 64        1,120
CyberSource Corp.+                              99        1,120
Telxon Corp.+                                   64        1,120
Open Market Inc.+                              178        1,118
IMRglobal Corp.+                                96        1,116
Spinnaker Exploration Co.+                      32        1,116
West Pharmaceutical Services Inc.               48        1,116
Integrated Electrical Services Inc.+           162        1,114

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 33
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
General Cable Corp.                            147  $     1,112
Heartland Express Inc.+                         64        1,112
P.F. Chang's China Bistro Inc.+                 32        1,106
Network Peripherals Inc.+                       65        1,105
SportsLine USA Inc.+                            80        1,105
Checkpoint Systems Inc.+                       146        1,104
Franklin Electric Co. Inc.                      16        1,104
Bank of Granite Corp.                           48        1,101
Palm Harbor Homes Inc.+                         80        1,100
Cleveland-Cliffs Inc.                           48        1,098
Multex.com Inc.+                                64        1,096
Bluestone Software Inc.+                        63        1,095
Kenneth Cole Productions "A"+                   31        1,095
Inter-Tel Inc.                                  96        1,092
Lance Inc.                                     112        1,088
Tanox Inc.+                                     32        1,084
Hexcel Corp.+                                   81        1,083
Advanta Corp. "A"                               96        1,080
MetaCreations Corp.+                            96        1,080
Stewart Enterprises Inc. "A"                   556        1,077
Monaco Coach Corp.+                             65        1,073
3Dfx Interactive Inc.+                         220        1,072
Azurix Corp.+                                  300        1,069
e.spire Communications Inc.+                   364        1,069
Frontier Oil Corp.+                            145        1,069
Stride Rite Corp.                              211        1,068
Cygnus Inc.+                                    97        1,067
Area Bancshares Corp.                           48        1,065
Primus Telecommunications Group Inc.+          112        1,064
Valentis Inc.+                                 129        1,064
MCK Communications Inc.+                        47        1,063
First Merchants Corp.                           48        1,062
MAXIMUS Inc.+                                   48        1,062
Mine Safety Appliances Co.                      48        1,059
United Community Financial Corp.               161        1,057
Kansas City Life Insurance Co.                  32        1,056
Ventro Corporation+                             96        1,056
West Teleservices Corp.+                        48        1,056
Orchid Biosciences Inc.+                        31        1,054
BSB Bancorp Inc.                                47        1,052
Magnetek Inc.+                                  99        1,052
kForce.com Inc.+                               300        1,050
Zenith National Insurance Corp.                 48        1,050
Sauer Inc.                                      95        1,045
Diametrics Medical Inc.+                       130        1,044
NBC Internet Inc. "A"+                         159        1,043
Gardner Denver Inc.+                            64        1,040
Teligent Inc. "A"+                              80        1,040
Key Productions Co. Inc.+                       47        1,037
IDX Systems Corp.+                              64        1,032
Musicland Stores Corp.+                        146        1,031
Aaron Rents Inc. "B"                            80        1,030
Westell Technologies Inc.+                      80        1,030
CACI International Inc. "A"+                    48        1,029
1st Source Corp.                                49        1,029
Midway Games Inc.+                             147        1,029
Viant Corp.+                                   175        1,028
Network Equipment Technologies Inc.+            96        1,026
Standard Register Co.                           64        1,024
Hunt (J.B.) Transport Services Inc.             80        1,020
Woodhead Industries Inc.                        49        1,020
Marcus Corp.                                    97        1,019
Mail.com Inc.+                                 195        1,018
OceanFirst Financial Corp.                      49        1,017
Arctic Cat Inc.                                 80        1,010
InteliData Technologies Corp.+                 193        1,010
International Specialty Products Inc.+         188        1,010
MedQuist Inc.+                                  50        1,009
Billing Concepts Corp.+                        316        1,007
Sovran Self Storage Inc.                        49        1,005
Focal Communications Corp.+                     65        1,003
Mail-Well Inc.+                                226        1,003
Cylink Corp.+                                   96        1,002
Arkansas Best Corp.+                            65          999
Omega Financial Corp.                           33          998
Spartech Corp.                                  64          996
Project Software & Development Inc.+            64          995
Medical Assurance Inc.+                         81          992
Riggs National Corp.                            81          992
Sanchez Computer Associates Inc.+               64          992
Griffon Corporation+                           131          991
Hot Topic Inc.+                                 33          990
Phillips-Van Heusen Corporation                 96          990
Universal Compression Holdings Inc.+            32          990
Midcoast Energy Resources Inc.                  48          987
Caliper Technologies Corp.+                     17          985
Omnova Solutions Inc.                          177          985
Western Properties Trust                        80          985
UTStarcom Inc.+                                 47          984
Burnham Pacific Properties Inc.                162          982

--------------------------------------------------------------------------------
  page 34                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Arguss Holdings Inc.+                           48  $       981
Computer Horizons Corp.+                       144          981
Cumulus Media Inc.+                            160          980
First Financial Holdings Inc.                   64          980
Manhattan Associates Inc.+                      16          980
Navigant Consulting Co.+                       285          980
Audiovox Corp. "A"+                             65          979
Watsco Inc.                                     95          978
TriZetto Group Inc. (The)+                      63          977
Andover Bancorp Inc.                            32          976
First Financial Corp.                           32          976
Immersion Corp.+                                63          976
Penn Engineering & Manufacturing Corp.          31          975
Sitel Corp.+                                   332          975
High Speed Access Corp.+                       268          972
Central Parking Corp.                           49          971
EnergyNorth Inc.                                16          971
Arch Coal Inc.                                  97          970
DSET Corporation+                               47          969
PC Connection Inc.+                             17          969
Skechers U.S.A. Inc.+                           64          968
Mattson Technology Inc.+                        65          967
Harleysville National Corp.                     32          966
IGEN International Inc.+                        48          966
Lone Star Steakhouse & Saloon Inc.             131          966
SCPIE Holdings Inc.                             48          966
Champion Enterprises Inc.+                     227          965
Moog Inc. "A"+                                  32          964
ADE Corp.+                                      47          963
Twinlab Corp.+                                 220          963
Casella Waste Systems Inc. "A"+                 95          962
NCO Group Inc.+                                 81          962
Albany International Corp.+                     80          960
NBT Bancorp Inc.                                80          960
Pan Pacific Retail Properties Inc.              48          960
Patina Oil & Gas Corp.                          48          960
Uniroyal Technology Corp.+                      64          960
Vyyo Inc.+                                      32          960
iGate Capital Corp.+                           178          957
Packard BioScience Company+                     49          956
Xybernaut Corp.+                               161          956
Advanced Radio Telecom Corp.+                  112          952
Parexel International Corp.+                   112          952
Rare Medium Group Inc.+                        128          952
Wild Oats Markets Inc.+                         81  $       952
Carrier Access Corp.+                           48          951
Cash American Investments Inc.                 130          951
F&M Bancorp                                     48          951
Baldwin & Lyons Inc. "B"                        49          949
QRS Corp.+                                      63          949
Robotic Vision Systems Inc.+                   159          949
Russ Berrie & Co. Inc.                          48          948
Corinthian Colleges Inc.+                       16          944
Fedders Corp.                                  243          942
Ivex Packaging Corp.+                           96          942
DuPont Photomasks Inc.+                         16          940
Trex Co. Inc.+                                  31          940
Inet Technologies Inc.+                         32          936
Res-Care Inc.+                                 205          935
DVI Inc.+                                       48          933
Gabelli Asset Management Inc. "A"+              31          930
Interlink Electronics Inc.+                     48          930
SVI Holdings Inc.+                             188          929
Endocare Inc.+                                  47          928
Kos Pharmaceuticals Inc.+                       47          928
Startek Inc.+                                   32          928
Standex International Corp.                     48          927
Collateral Therapeutics Inc.+                   32          926
Tenneco Automotive Inc.                        178          923
Research Frontiers Inc.+                        48          921
Surety Corp.                                    80          920
Engage Technologies Inc.+                      113          918
Lightbridge Inc.+                               79          918
Carreker-Antinori Inc.+                         47          916
Owens Corning                                  349          916
Pope & Talbot Inc.                              64          916
Ryerson Tull Inc.                               97          915
FreeMarkets Inc.+                               16          914
Lindsay Manufacturing Co.                       49          913
McGrath Rentcorp                                48          912
Professional Detailing Inc.+                    16          912
Midas Inc.                                      65          910
Chiquita Brands International Inc.             291          909
Nanometrics Inc.+                               17          908
Travelocity.com Inc.+                           64          908
Mobile Mini Inc.+                               47          905
Lexington Corp.                                 80          900
Exide Corp.                                     99          897
Vertex Interactive Inc.+                        49          897
Consolidated Products Inc.+                    112          896


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 35
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Zomax Optical Media Inc.+                      128  $       896
eGain Communications Corp.+                     95          894
Numerical Technologies Inc.+                    31          893
BOK Financial Corp.+                            48          888
First Busey Corp. "A"                           48          888
Oneida Ltd.                                     64          888
Immune Response Corp.+                         129          887
Landry's Seafood Restaurants Inc.              130          886
Great Atlantic & Pacific Tea Co.                80          885
SPSS Inc.+                                      33          885
Century South Banks Inc.                        48          882
Sonosite Inc.+                                  47          878
ePresence Inc.+                                130          877
Conmed Corp.+                                   64          876
3DO Co. (The)+                                 131          876
Wabash National Corp.                           96          876
Haverty Furniture Companies Inc.                80          875
Vector Group Ltd.                               50          873
North Pittsburgh Systems Inc.                   64          872
SoftNet Systems Inc.+                          146          871
FutureLink Corp.+                              284          870
Group 1 Automotive Inc.+                        80          870
Delco Remy International Inc.+                 114          869
Columbus McKinnon Corp.                         64          868
JP Realty Inc.                                  48          867
CPB Inc.                                        32          864
Diversa Corp.+                                  32          864
Corvel Corp.+                                   31          862
Vialink Co. (The)+                              97          861
Hayes Lemmerz International Inc.+               80          860
American TeleSource International Inc.+        371          858
ESCO Technologies Inc.+                         49          857
Spectra-Physics Lasers Inc.+                    16          857
Brio Technology Inc.+                           81          856
Schweitzer-Mauduit International Inc.           64          856
Stanford Microdevices Inc.+                     16          856
Churchill Downs Inc.                            33          854
Fossil Inc.+                                    64          852
Theragenics Corp.+                             131          852
Myers Industries Inc.                           67          850
Netcentives Inc.+                              111          850
Wilsons The Leather Experts Inc.+               47          849
Staar Surgical Co.+                             49          848
URS Corp.+                                      64          848
Vital Sign Inc.                                 32  $       848
Nucentrix Broadband Networks Inc.+              33          846
barnesandnoble.com Inc.+                       172          844
Star Scientific Inc.+                          211          844
Polymer Group Inc.                             114          841
Cascade Natural Gas Corp.                       48          840
Nortek Inc.+                                    48          840
First Washington Realty Trust                   33          837
Pennsylvania Real Estate Investment
  Trust                                         48          837
iXL Enterprises Inc.+                          191          836
MidAmerica Bancorp                              32          836
PICO Holdings Inc.+                             64          836
Digitas Inc.+                                   47          834
Sangstat Medical Corp.+                         65          833
Semitool Inc.+                                  65          833
Penn Virginia Corp.                             32          832
Key3Media Group Inc.+                           76          831
Boykin Lodging Co.                              80          830
CapRock Communications Corp.+                  163          830
Gerber Scientific Inc.                          96          828
Horizon Offshore Inc.+                          47          828
Pacific Northwest Bancorp                       64          828
Unova Inc.+                                    210          827
Celsion Corporation+                           339          826
Mississippi Valley Bancshares Inc.              32          826
PepsiAmericas Inc.+                            236          826
Objective Systems Integrator Inc.+              95          825
Allaire Corp.+                                  97          824
Embarcadero Technologies Inc.+                  16          822
Ventiv Health Inc.+                             65          821
Insignia Financial Group Inc.+                  80          820
Golden Telecom Inc.+                            47          817
Electro Rent Corp.+                             64          816
Deltic Timber Corp.                             48          813
City Bank                                       47          811
Sturm Ruger & Co. Inc.                          99          811
Tejon Ranch Co.                                 32          810
Houston Exploration Co.+                        32          808
Medallion Financial Corp.                       48          807
24/7 Media Inc.+                                80          807
Closure Medical Corp.+                          32          806
CSK Auto Corp.+                                179          805
Niku Corp.+                                     33          804
Cato Corp. "A"                                  64          800
Watts Industries Inc. "A"                       80          800
Winnebago Industries Inc.                       64          800


--------------------------------------------------------------------------------
  page 36                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Nhancement Technologies Inc.+                   47  $       799
FBL Financial Group Inc. "A"                    49          796
WFS Financial Inc.                              47          796
Centex Construction Products Inc.               32          794
4Kids Entertainment Inc.+                       47          793
Technology Solutions Co.+                      317          793
Advanced Lighting Technologies Inc.+            64          792
Sonic Automotive Inc.+                          95          790
First Federal Capital Corp.                     64          788
O'Charleys Inc.+                                64          788
Irwin Financial Corp.                           48          786
IXYS Corporation+                               30          784
1-800-FLOWERS.com Inc.+                        157          783
CCC Information Services Group Inc.+            97          782
Marimba Inc.+                                   64          782
Student Loan Corp.                              16          781
Vasco Data Security International Inc.+         49          781
Cell Pathways Inc.+                             96          780
Ocular Sciences Inc.+                           65          780
Alamosa PCS Holdings Inc.+                      48          777
Prison Realty Trust Inc.+                      653          775
Lawson Products Inc.                            32          774
NetManage Inc.+                                364          774
Arch Capital Group Ltd.+                        49          772
Brenton Banks Inc.                              64          772
Gasonics International Corp.+                   63          772
Intrusion.com Inc.+                             65          772
VaxGen Inc.+                                    33          771
InterCept Group Inc. (The)+                     33          769
Cabot Microelectronics Corp.+                   16          768
CDI Corp.+                                      48          768
White Electronic Designs Corp.                  64          768
Saul Centers Inc.                               48          765
e.MedSoft.com+                                 291          764
CardioDynamics International Corp.+            146          762
ibasis Inc.+                                    48          762
WESCO International Inc.+                       95          760
BSQUARE Corp.+                                  49          759
Novadigm Inc.+                                  49          759
National Health Investors Inc.                 112          756
Prime Group Realty Trust                        48          756
Robbins & Myers Inc.                            32          756
Curtiss Wright Corp.                            16          755
McMoRan Exploration Co.+                        65          754
Ulticom Inc.+                                   16  $       754
Vans Inc.+                                      49          753
Jakks Pacific Inc.+                             80          752
LTV Corp.                                      573          752
RPC Inc.                                        64          752
USinternetworking Inc.+                        112          747
U.S. Wireless Corp.+                            47          746
Oriental Financial Group Inc.                   48          744
World Wrestling Federation Entertainment
  Inc.+                                         49          744
Fred's Inc.                                     33          740
Thor Industries Inc.                            32          740
Stewart Information Services Corp.              48          738
Belco Oil & Gas Corp.+                          83          737
Brown Shoe Company Inc.                         80          735
Visual Networks Inc.+                          112          735
Brookline Bancorp Inc.                          64          732
Oshkosh B'gosh Inc. "A"                         48          731
Detroit Diesel Corp.                            32          730
Pac-West Telecomm Inc.+                         80          730
AVT Corp.+                                     131          729
LaSalle Hotel Properties                        48          726
Primus Knowledge Solutions Inc.+                49          726
infoUSA Inc.+                                  145          725
Applied Science & Technology Inc.+              49          723
Bio-Rad Laboratories Inc. "A"+                  32          720
Capstead Mortgage Corp.                         80          720
Net2Phone Inc.+                                 32          720
DigitalThink Inc.+                              17          716
Sequenom Inc.+                                  17          716
Alabama National Bancorp                        33          714
SJW Corp.                                        6          713
Savvis Communications Corp.+                    79          711
Centennial Cellular Corp. "A"+                  32          704
American Classic Voyages Co.+                   48          702
Astec Industries Inc.+                          64          700
Interact Commerce Corporation+                  64          700
Strayer Education Inc.                          32          700
Wackenhut Corp.+                                47          699
Daleen Technologies Inc.+                       47          696
LCC International Inc. "A"+                     48          696
OTG Software Inc.+                              17          695
Analysts International Corp.                    96          693
Metals USA Inc.                                236          693
Neotopia Inc.+                                  63          693
Airnet Communications Corp.+                    31          692


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 37
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
X-Rite Inc.                                     79  $       691
click2learn.com Inc.+                           47          690
Aurora Foods Inc.+                             204          689
Clayton Williams Energy Inc.+                   17          688
Electronics Boutique Holdings Corp.+            32          688
Volt Information Sciences Inc.+                 32          688
Northwest Bancorp Inc.                          82          687
Tritel Inc.+                                    48          687
CTG Resources Inc.                              17          685
Quintus Corp.+                                  80          685
E-LOAN Inc.+                                   163          683
Skyline Corp.                                   32          682
Crown Media Holdings Inc.+                      48          681
CPI Corp.                                       32          680
Entertainment Properties Trust                  64          680
Denbury Resources Inc.+                         97          679
Selectica Inc.+                                 17          678
Caminus Corp.+                                  17          676
DLJdirect Inc.+                                 98          674
Pilgrim's Pride Corp. "B"                       98          674
Tanning Technology Corp.+                       49          674
Weirton Steel Corp.+                           268          670
Coachmen Industries Inc.                        64          668
Interactive Intelligence Inc.+                  17          668
Philadelphia Consolidated Holding Corp.+        32          668
Meade Instruments Corp.+                        33          666
Bone Care International Inc.+                   32          664
Hypercom Corp.+                                 64          664
Ramp Networks Inc.+                            188          664
Intelect Communications Inc.+                  461          663
National Steel Corp. "B"                       220          660
Dover Downs Entertainment Inc.                  49          658
Silicon Laboratories Inc.+                      16          656
Braun Consulting Inc.+                          33          654
U.S. Can Corp.+                                 33          654
Thermo Fibertek Inc.+                          156          653
NETsilicon Inc.+                                31          649
Management Network Group Inc. (The)+            31          647
AMERCO+                                         33          646
Luminex Corp.+                                  17          646
State Auto Financial Corp.                      49          643
CSS Industries Inc.+                            32          642
Stepan Co.                                      32          642
Gaylord Container Corporation "A"+             380          641
Genta Inc.+                                     67  $       641
USB Holding Co. Inc.                            48          639
II-VI Inc.+                                     34          635
Crossmann Communities Inc.+                     32          632
Digital River Inc.+                             98          631
Latitude Communications Inc.+                   81          628
VIA NET.WORKS Inc.+                             65          626
Cosair Communications Inc.+                     80          625
Grey Global Group Inc.                           1          620
MTI Technology Corp.+                          162          618
Stoneridge Inc.+                                64          616
Digimarc Corp.+                                 33          615
Sunbeam Corp.+                                 467          613
Century Aluminum Co.                            49          612
Credit Acceptance Corp.+                        97          612
Intraware Inc.+                                 82          612
ChromaVision Medical Systems Inc.+              64          608
Aperian Inc.+                                   95          606
GlobalNet Financial.com Inc.+                   96          606
Century Business Services+                     460          604
Applica Inc.+                                   97          600
Sykes Enterprises Inc.+                        111          597
Calico Commerce Inc.+                           97          594
NEON Communications Inc.+                       17          593
Ethyl Corp.                                    412          592
Herbalife International Inc. "A"                64          592
APAC Customer Services Inc.+                   111          590
Senior Housing Properties Trust                 63          587
Cyberoptics Corp.+                              32          586
Great American Financial Resources Inc.         32          586
Optical Cable Corp.+                            24          585
Prodigy Communications Corp. "A"+              114          585
SLI Inc.                                        80          585
Advanced Marketing Services Inc.                33          582
Gulf Island Fabrication Inc.+                   33          582
Spiegel Inc. "A"                                83          581
Neoforma.com Inc.+                             156          580
CoorsTek Inc.+                                  15          574
Thermo Cardiosystems Inc.+                      65          573
SmartServ Online Inc.+                          16          572
Convergent Communications Inc.+                179          571
Meridian Resource Corp. (The)+                  83          571
Level 8 Systems Inc.+                           31          570
NetZero Inc.+                                  268          570
Central Garden & Pet Co.+                       82          569
Metawave Communications Corp.+                  31          568


--------------------------------------------------------------------------------
  page 38                                                                iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Rudolph Technologies Inc.+                      17  $       568
NCH Corp.                                       16          565
Stamps.com Inc.+                               147          565
Telocity Inc.+                                 172          564
Universal Access Inc.+                          48          564
Value Line Inc.                                 16          561
Interpool Inc.                                  49          560
Fibernet Telecom Group Inc.+                    33          559
SciQuest.com Inc.+                              80          553
Be Free Inc.+                                  129          548
GetThere.com Inc.+                              31          548
Universal Forest Products Inc.                  48          548
First Consulting Group Inc.+                    98          545
IMPSAT Fiber Networks Inc.+                     49          539
Insurance Auto Auctions Inc.+                   33          534
Riviana Foods Inc.                              32          534
Women.com Networks Inc.+                       195          533
Gibraltar Steel Corp.                           32          528
Ingles Markets Inc.                             48          528
Media 100 Inc.+                                 48          528
Rica Foods Inc.+                                32          528
Saga Communications Inc.+                       32          528
Santander Bancorp                               32          528
Value City Department Stores Inc.+              64          528
Inforte Corp.+                                  15          527
Mesaba Holdings Inc.+                           49          527
Persistence Software Inc.+                      48          525
Stockwalk.com Group Inc.+                      124          525
buy.com Inc.+                                  188          523
Intrabiotics Pharmaceuticals Inc.+              32          520
Liqui-Box Corp.                                 16          518
American Axle & Manufacturing Holdings
  Inc.+                                         48          516
M.S. Carriers Inc.+                             33          516
BancFirst Corp.                                 16          510
On2.com Inc.+                                  205          510
National Presto Industries Inc.                 17          509
NetObjects Inc.+                               163          509
eMerge Interactive Inc. "A"+                    32          508
Whitehall Jewellers Inc.+                       64          508
Exchange Applications Inc.+                    112          507
Razorfish Inc.+                                 49          506
Procom Technology Inc.+                         17          503
Penn National Gaming Inc.+                      33          502
Gliatech Inc.+                                  80          500
Deltek Systems Inc.+                            65  $       498
Knight Transportation Inc.+                     32          498
WestCorp Inc.                                   33          495
Sagent Technology Inc.+                         65          492
Wolverine Tube Inc.+                            33          491
Callon Petroleum Corp.+                         31          490
Cheap Tickets Inc.+                             47          488
Rock-Tenn Company "A"                           49          487
Digital Courier Technologies Inc.+             268          486
Davox Corp.+                                    48          483
Ackerly Group Inc. (The)                        48          480
Gentek Inc.                                     31          473
Smart & Final Inc.+                             67          473
NPC International Inc.+                         48          470
MKS Instruments Inc.+                           17          465
eGlobe Inc.+                                   381          464
AGENCY.com Inc.+                                31          463
Gadzoox Networks Inc.+                          65          463
R&G Financial Corp. "B"                         48          462
Regent Communications Inc.+                     83          462
Spectralink Corp.+                              49          462
Liberty Livewire Corporation "A"+               15          461
McAfee.com Corp.+                               31          461
IMPCO Technologies Inc.+                        16          460
SmartDisk Corp.+                                32          460
Private Media Group Ltd.+                       81          456
First Niagara Financial Group Inc.              49          453
ITXC Corp.+                                     31          453
Dura Automotive Systems Inc.+                   49          452
Quokka Sports Inc.+                            114          452
Source Information Management Co.+              66          450
Hanover Direct Inc.+                           796          448
Saba Software Inc.+                             16          448
Systemax Inc.+                                 163          448
National Processing Inc.+                       32          446
MP3.com Inc.+                                  113          445
DSL.net Inc.+                                  145          444
MyPoints.com Inc.+                              80          440
Interlogix Inc.+                                33          438
iVillage Inc.+                                 113          438
Cypress Communications Inc.+                   163          433
Coldwater Creek Inc.+                           16          432
Breakaway Solutions Inc.+                       48          427
Paradyne Networks Inc.+                         79          427
Sonic Foundry Inc.+                             48          426
CARBO Ceramics Inc.                             16          425


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 39
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Midland Co.                                     16  $       424
Versata Inc.+                                   16          424
Acme Communications Inc.+                       47          423
Viador Inc.+                                    48          420
GoAmerica Inc.+                                 47          416
HEICO Corp.                                     32          416
Bacou USA Inc.+                                 16          415
US LEC Corp. "A"+                               48          411
BankAtlantic Bancorp Inc. "A"                   98          410
Electric Lightwave Inc. "A"+                    48          408
META Group Inc.+                                33          408
United Natural Foods Inc.+                      33          408
Paradigm Genetics Inc.+                         17          406
Network Plus Corp.+                             47          405
On Command Corp.+                               33          405
Steven Madden Ltd.+                             47          405
United Auto Group Inc.+                         49          404
Expedia Inc. "A"+                               31          403
Valhi Inc.                                      32          402
Indus International Inc.+                       82          400
Crossroads Systems Inc.+                        47          399
Superior Telecom Inc.                           66          396
Hollywood.com Inc.+                             65          392
Juno Online Services Inc.+                      98          392
Voyager.net Inc.+                               65          392
Choice One Communications Inc.+                 32          390
Rightchoice Managed Care Inc. "A"+              16          388
Harris Financial Inc.                           50          387
National Information Consortium Inc.+           97          385
Coolsavings.com Inc.+                          140          383
Blount International Inc.+                      34          382
Bush Industries Inc. "A"                        33          382
Websense Inc.+                                  16          381
Lightspan Inc.+                                156          380
Tuesday Morning Corp.+                          48          375
Information Architects Corp.+                  113          374
Tanger Factory Outlet Centers Inc.              17          374
Buckle Inc. (The)+                              32          372
Software Technologies Corp.+                    16          366
Geoworks Corp.+                                 49          361
Opus360 Corp.+                                 156          361
Guess ? Inc.+                                   32          360
TenFold Corp.+                                  81          359
Vicinity Corp.+                                 32          352
ePlus Inc.+                                     17  $       348
Revlon Inc. "A"+                                51          341
Buca Inc.+                                      32          340
CompX International Inc.                        16          336
Extensity Inc.+                                 16          336
Drugstore.com Inc.+                             98          331
FirstWorld Communications Inc. "B"+            163          329
iBeam Broadcasting Corp.+                       48          327
Network Access Solutions Corp.+                 79          326
AsiaInfo Holdings Inc.+                         17          322
Beasley Broadcast Group Inc. "A"+               33          320
Lante Corp.+                                    64          320
Switchboard Inc.+                               49          319
EarthShell Corp.+                              252          315
Unigraphics Solutions Inc.+                     16          314
Capital City Bank Group Inc.                    16          313
Dot Hill Systems Corp.+                         48          312
Predictive Systems Inc.+                        16          309
Alaska Communications Systems Holdings
  Inc.+                                         48          306
NET2000 Communications Inc.+                    48          306
InterWorld Corp.+                               80          305
Protection One Inc.+                           220          303
Net Perceptions Inc.+                           64          302
C-bridge Internet Solutions Inc.+               16          300
NetRatings Inc.+                                16          300
Nexell Therapeutics Inc.+                       32          294
netGuru Inc.+                                   17          289
Prize Energy Corp.+                             15          283
U.S. Aggregates Inc.                            17          282
Mediaplex Inc.+                                 67          276
Photogen Technologies Inc.+                     65          276
Gaiam Inc.+                                     15          275
Trendwest Resorts Inc.+                         16          266
Infogrames Inc.+                                36          258
Wesco Financial Corp.                            1          251
American Technical Ceramics Corp.+              16          249
FirePond Inc.+                                  17          246
NetSol International Inc.+                      16          242
Bebe Stores Inc.+                               16          238
Antigenics Inc.+                                16          236
Deltathree.com Inc.+                            65          236
Netpliance Inc.+                               157          236
MedicaLogic Inc.+                               65          232
Onvia.com Inc.+                                 51          226
Z-Tel Technologies Inc.+                        31          225


--------------------------------------------------------------------------------
  page 40                                                               iShares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
NetSolve Inc.+                                  31  $       221
Organic Inc.+                                   49          221
PEC Solutions Inc.+                             34          219
eMachines Inc.+                                211          218
Seminis Inc. "A"+                              173          216
Digital Impact Inc.+                            32          211
Oratec Interventions Inc.+                      17          208
Modem Media Inc.+                               48          207
Xceed Inc.+                                     82          205
U.S. Interactive Inc.+                          80          203
Blaze Software Inc.+                            16          202
Aspect Medical Systems Inc.+                    16          198
AppliedTheory Corp.+                            32          196
eBenx Inc.+                                     17          192
Scientific Learning Corp.+                      34          185
Farmer Brothers Co.                              1          180
Envision Development Corp.+                     16          176
NEON Systems+                                   16          176
NetCreations Inc.+                              16          171
Sonic Innovations Inc.+                         16          168
Register.com+                                   17          162
CAIS Internet Inc.+                             32          156
Allos Therapeutics Inc.+                        17          154
Corillian Corp.+                                16          154
Preview Systems Inc.+                           16          152
Unify Corp.+                                    39          151
Net.Genesis Corp.+                              17          148
Eprise Corp.+                                   17          147
Caldera Systems Inc.+                           35          143
Syntel Inc.+                                    17          133
Chordiant Software Inc.+                        17          132
EpicEdge Inc.+                                  47          129
MarketWatch.com Inc.+                           16          128
Uproar Inc.+                                    33          124
GRIC Communications Inc.+                       17          123
Loudeye Technologies Inc.+                      17          116
Cysive Inc.+                                    16          107
Xpedior Inc.+                                   33          107
Sequoia Software Corp.+                         16          104
ValueClick Inc.+                                16          103
ICG Communications Inc.+                       224           98
Telaxis Communications Corp.+                   16           98
GC Companies Inc.+                              32           96

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
Avenue A Inc.+                                  17   $        85
Reliance Group Holdings Inc.                   413            84
LivePerson Inc.+                                16            70
Coca-Cola Bottling Co.                           1            42
COPE Inc.+                                       1            39
Pricesmart Inc.+                                 1            39
Genomic Solutions Inc.+                          1            17
Curis Inc.+                                      1            16
Prison Realty Trust Inc. "B"+                    1            12
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $64,134,445)                                   63,934,561
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.42%
----------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $125,348       125,348
Goldman Sachs Financial Square Prime
  Obligation Fund++                        211,605       211,605
Providian Temp Cash Money Market Fund++    153,971       153,971
Short Term Investment Company Liquid
  Assets Portfolio++                       419,921       419,921
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $910,845)                                         910,845
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value
  of $25,733 and an effective yield of
  6.25%.                                    25,720        25,720
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $25,720)                                           25,720
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 101.38%
(Cost: $65,071,010)                                   64,871,126
----------------------------------------------------------------
Other Assets, Less Liabilities - (1.38%)                (881,806)
----------------------------------------------------------------
NET ASSETS - 100.00%                                 $63,989,320
================================================================


  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 41
iShares Russell 3000 Growth Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)



Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.94%
--------------------------------------------------------------
General Electric Co.                       20,261  $ 1,168,805
Cisco Systems Inc.+                        15,967      882,177
Pfizer Inc.                                14,177      637,079
Intel Corp.                                15,070      627,289
Microsoft Corp.+                            8,790      529,598
EMC Corporation+                            4,891      484,820
Sun Microsystems Inc.+                      3,581      418,082
Oracle Corp.+                               4,844      381,465
International Business Machines Corp.       2,911      327,487
America Online Inc.+                        5,204      279,715
Home Depot Inc.                             5,204      276,137
Wal-Mart Stores Inc.                        5,559      267,527
Lucent Technologies Inc.                    7,507      229,433
Corning Inc.                                  658      195,426
Merck & Co. Inc.                            2,576      191,751
Texas Instruments Inc.                      3,861      182,191
Coca-Cola Co.                               3,181      175,353
Lilly (Eli) and Company                     2,123      172,228
Amgen Inc.+                                 2,323      162,211
JDS Uniphase Corp.+                         1,673      158,412
Time Warner Inc.                            1,993      155,952
Schering-Plough Corp.                       3,286      152,799
Dell Computer Corp.+                        4,884      150,488
Medtronic Inc.                              2,706      140,205
Pharmacia & Upjohn Inc.                     2,308      138,913
Veritas Software Corp.+                       903      128,226
Bristol-Myers Squibb Co.                    2,146      122,590
American Home Products Corp.                1,933      109,335
Applied Materials Inc.+                     1,813      107,534
QUALCOMM Inc.+                              1,498      106,733
Juniper Networks Inc.+                        460      100,711
Network Appliance Inc.+                       710       90,436
VeriSign Inc.+                                438       88,722
Viacom Inc. "B"+                            1,500       87,750
Siebel Systems Inc.+                          766       85,265
Schwab (Charles) Corp.                      2,398       85,129
WorldCom Inc.+                              2,761       83,865
Broadcom Corp.+                               325       79,219
Ciena Corp.+                                  630       77,372
PMC - Sierra Inc.+                            353       75,983
Walgreen Co.                                1,978       75,040
Hewlett-Packard Co.                           715       69,355
Automatic Data Processing Inc.              1,018       68,079
Palm Inc.+                                  1,273       67,389
BEA Systems Inc.+                             860       66,972
Enron Corp.                                   763       66,858
Analog Devices Inc.+                          800       66,050
Motorola Inc.                               2,123       59,975
Brocade Communications System Inc.+           245       57,820
Voicestream Wireless Corp.+                   480       55,710
Xilinx Inc.+                                  648       55,485
PE Corp. (Biosystems Group)                   470       54,755
SDL Inc.+                                     175       53,900
Nextel Communications Inc. "A"+             1,138       53,202
Gillette Co.                                1,688       52,117
Maxim Integrated Products Inc.+               640       51,480
Solectron Corp.+                            1,110       51,199
Yahoo! Inc.+                                  560       50,960
Ariba Inc.+                                   355       50,859
Qwest Communications International Inc.+    1,045       50,225
Agilent Technologies Inc.+                  1,023       50,063
Micron Technology Inc.+                     1,083       49,818
Applied Micro Circuits Corp.+                 240       49,695
Guidant Corp.+                                693       48,986
AES Corp.+                                    700       47,950
Exodus Communications Inc.+                   933       46,067
Linear Technology Corp.                       695       45,001
Hughes Electronics Corp.+                   1,163       43,240
MBNA Corp.                                  1,123       43,236
ADC Telecommunications Inc.+                1,603       43,106
Altera Corp.+                                 900       42,975
Adobe Systems Inc.                            270       41,917
Providian Financial Corp.                     323       41,021
Sprint Corp. (PCS Group)+                   1,163       40,778
i2 Technologies Inc.+                         215       40,218
Colgate-Palmolive Co.                         848       40,026
Comverse Technology Inc.+                     370       39,960
Cardinal Health Inc.                          450       39,684
Paychex Inc.                                  745       39,113
Kohls Corp.+                                  673       38,824
Genentech Inc.+                               205       38,066
Redback Networks Inc.+                        230       37,706
Vitesse Semiconductor Corp.+                  413       36,731
Tellabs Inc.+                                 768       36,672
MedImmune Inc.+                               473       36,539
Commerce One Inc.+                            430       33,755
Level 3 Communications Inc.+                  430       33,164
Harley-Davidson Inc.                          690       33,034
Sanmina Corp.+                                335       31,364
Calpine Corp.+                                293       30,582
Rational Software Corp.+                      430       29,831
Mercury Interactive Corp.+                    180       28,215


--------------------------------------------------------------------------------
  page 42                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Omnicom Group Inc.                            380  $    27,716
RadioShack Corp.                              423       27,336
Capital One Financial Corp.                   390       27,324
Millennium Pharmaceuticals Inc.+              185       27,022
Computer Associates International Inc.      1,033       26,019
Waters Corp.+                                 290       25,810
Halliburton Co.                               518       25,350
Gap Inc.                                    1,248       25,116
Allergan Inc.                                 295       24,909
Best Buy Co. Inc.+                            380       24,177
Forest Laboratories Inc. "A"+                 210       24,084
TIBCO Software Inc.+                          280       23,643
Scientific-Atlanta Inc.                       360       22,905
Dynegy Inc.                                   400       22,800
Immunex Corp.+                                505       21,967
Human Genome Sciences Inc.+                   125       21,641
Sycamore Networks Inc.+                       200       21,600
Safeway Inc.+                                 460       21,476
Integrated Device Technology Inc.+            235       21,267
Inktomi Corp.+                                185       21,090
Biogen Inc.+                                  340       20,740
Conexant Systems Inc.+                        495       20,728
Electronic Data Systems Corp.                 498       20,667
Kroger Co.+                                   905       20,419
LSI Logic Corp.+                              695       20,329
Bestfoods                                     278       20,224
Gateway Inc.+                                 415       19,401
eBay Inc.+                                    275       18,872
Lowe's Companies Inc.                         415       18,623
Compaq Computer Corp.                         673       18,561
American Express Co.                          305       18,529
Sysco Corp.                                   400       18,525
Computer Sciences Corp.+                      245       18,191
QLogic Corp.+                                 199       17,512
Concord EFS Inc.+                             480       17,047
Johnson & Johnson                             175       16,439
Metromedia Fiber Network Inc.+                673       16,362
KLA-Tencor Corp.+                             393       16,187
National Semiconductor Corp.+                 400       16,100
Micromuse Inc.+                                80       16,075
Amazon.com Inc.+                              415       15,952
Abbott Laboratories                           335       15,933
NEXTLINK Communications Inc.+                 445       15,658
PepsiCo Inc.                                  340       15,640
Starbucks Corp.+                              383       15,344
Clear Channel Communications Inc.+            270       15,255
Sara Lee Corp.                                750       15,234
Intuit Inc.+                                  265       15,105
Jabil Circuit Inc.+                           260       14,755
Sepracor Inc.+                                120       14,723
ALZA Corp.+                                   170       14,705
IVAX Corporation+                             310       14,260
IMS Health Inc.                               675       14,006
Stryker Corp.                                 325       13,955
CVS Corp.                                     300       13,894
Robert Half International Inc.+               400       13,875
Univision Communications Inc.+                370       13,829
Rambus Inc.+                                  175       13,814
Seagate Technology Inc.+                      200       13,800
Novellus Systems Inc.+                        295       13,736
Teradyne Inc.+                                390       13,650
Vignette Corp.+                               450       13,444
Lycos Inc.+                                   195       13,409
Atmel Corp.+                                  870       13,213
Interpublic Group of Companies Inc.           385       13,114
Electronic Arts Inc.+                         260       12,837
Bed Bath & Beyond Inc.+                       526       12,829
IDEC Pharmaceuticals Corp.+                    73       12,801
Molex Inc.                                    235       12,793
Software.com Inc.+                             70       12,701
CMGI Inc.+                                    445       12,432
McLeodUSA Inc. "A"+                           863       12,352
Stilwell Financial Inc.+                      283       12,311
Extreme Networks Inc.+                        106       12,137
Abgenix Inc.+                                 145       11,718
Echostar Communications Corp.+                220       11,605
Fiserv Inc.+                                  193       11,556
Cintas Corp.                                  265       11,544
Nabors Industries Inc.+                       220       11,528
Transwitch Corp.+                             180       11,475
Art Technology Group Inc.+                    120       11,370
TMP Worldwide Inc.+                           140       11,270
Newport Corp.                                  70       11,149
Symbol Technologies Inc.                      310       11,141
Quaker Oats Co.                               140       11,078
BroadVision Inc.+                             433       11,069
Lexmark International Group Inc. "A"+         293       10,988
SCI Systems Inc.+                             265       10,865
Protein Design Labs Inc.+                      90       10,845
General Mills Inc.                            300       10,650
BMC Software Inc.+                            553       10,576
Macromedia Inc.+                              130       10,506

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 43
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
PE Corp. (Celera Genomics Group)+             105  $    10,461
Vertex Pharmaceuticals Inc.+                  120       10,140
Noble Drilling Corp.+                         200       10,050
Anheuser-Busch Companies Inc.                 236        9,986
Emulex Corp.+                                  80        9,800
Staples Inc.+                                 690        9,789
3Com Corp.+                                   510        9,786
Infinity Broadcasting Corp.+                  295        9,735
Foundry Networks Inc.+                        145        9,706
Advanced Micro Devices Inc.+                  410        9,686
Dollar Tree Stores Inc.+                      233        9,451
Medarex Inc.+                                  80        9,385
King Pharmaceuticals Inc.+                    280        9,363
Cypress Semiconductor Corp.+                  225        9,352
Andrx Group+                                  100        9,337
PeopleSoft Inc.+                              330        9,219
Finisar Corp.+                                190        9,191
BJ Services Co.+                              150        9,169
Health Management Associates Inc. "A"+        440        9,157
Allegiance Telecom Inc.+                      245        9,126
Infospace.com Inc.+                           300        9,075
Anadarko Petroleum Corp.                      135        8,972
Target Corporation                            348        8,918
Apache Corp.                                  148        8,750
Baker Hughes Inc.                             235        8,724
Micrel Inc.+                                  130        8,710
Microchip Technology Inc.+                    263        8,679
Equifax Inc.                                  320        8,620
Minimed Inc.+                                  96        8,580
GlobeSpan Inc.+                                70        8,540
Interwoven Inc.+                               75        8,480
Tiffany & Co.                                 215        8,291
MMC Networks Inc.+                             65        8,223
Boston Scientific Corp.+                      500        8,219
Portal Software Inc.+                         205        8,200
Imclone Systems Inc.+                          70        8,194
RF Micro Devices Inc.+                        260        8,158
AT&T Wireless Group+                          390        8,141
Polycom Inc.+                                 120        8,036
Honeywell International Inc.                  225        8,016
Citrix Systems Inc.+                          395        7,925
Campbell Soup Co.                             303        7,840
NVIDIA Corp.+                                  95        7,778
Sealed Air Corp.+                             170        7,693
Readers Digest Association Inc. (The) "A"     215        7,592
CDW Computer Centers Inc.+                    110        7,590
Cree Inc.+                                     65        7,556
DoubleClick Inc.+                             235        7,520
TJX Companies Inc.                            330        7,425
Watson Pharmaceutical Inc.+                   114        7,396
SanDisk Corp.+                                110        7,343
Estee Lauder Companies Inc. "A"               200        7,325
Alteon Websystems Inc.+                        65        7,045
Celgene Corp.+                                118        7,021
Circuit City Stores Inc.                      305        7,015
Cooper Cameron Corp.+                          95        7,000
Vitria Technology Inc.+                       150        6,994
Sapient Corp.+                                170        6,917
Chiron Corp.+                                 153        6,885
COR Therapeutics Inc.+                        110        6,854
Apollo Group Inc.+                            170        6,779
Knight Trading Group Inc.+                    185        6,660
Power-One Inc.+                               110        6,657
American Power Conversion Corp.+              345        6,620
American Tower Corp.+                         175        6,595
Amkor Technology Inc.+                        250        6,531
Smith International Inc.+                      80        6,525
Boeing Co.                                    103        6,489
Semtech Corp.+                                150        6,469
Cablevision Systems Corp.+                     95        6,300
R&B Falcon Corporation+                       225        6,272
Wind River Systems Inc.+                      130        6,232
Dollar General Corp.                          370        6,197
Young & Rubicam Inc.                          125        6,188
VerticalNet Inc.+                             175        6,147
Time Warner Telecom Inc. "A"+                 125        6,039
SEI Investment Co.                             85        6,014
Peregrine Systems Inc.+                       315        5,965
RealNetworks Inc.+                            150        5,963
Enzon Inc.+                                    90        5,940
Fifth Third Bancorp                           110        5,926
Waddell & Reed Financial Inc. "A"             190        5,890
Lam Research Corp.+                           280        5,863
Veeco Instruments Inc.+                        55        5,845
Cox Communications Inc. "A"+                  150        5,737
Oxford Health Plans Inc.+                     185        5,686
Advanced Fibre Communications Inc.+           150        5,681
E*trade Group Inc.+                           345        5,671
Plexus Corp.+                                  80        5,640
International Rectifier Corp.+                110        5,562
Symantec Corp.+                               125        5,500
Miller (Herman) Inc.                          170        5,451

--------------------------------------------------------------------------------
  page 44                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Network Associates Inc.+                      240  $     5,430
Amerisource Health Corp. "A"+                 115        5,405
E.piphany Inc.+                                70        5,394
TriQuint Semiconductor Inc.+                  145        5,283
Macrovision Corp.+                             65        5,265
Global Marine Inc.+                           170        5,249
EOG Resources Inc.                            135        5,248
Avocent Corporation+                           95        5,237
Internap Network Services Corp.+              160        5,170
Metris Companies Inc.                         130        5,135
Informatica Corp.+                             55        5,129
MRV Communications Inc.+                      113        5,120
Genzyme General Division+                      75        5,114
Coherent Inc.+                                 75        5,100
Caremark Rx Inc.+                             453        5,096
Millipore Corp.                               105        5,086
DeVry Inc.+                                   135        5,079
International Game Technology Inc.+           150        5,044
Techne Corp.+                                  45        5,040
Akamai Technologies Inc.+                      95        4,989
Agile Software Corp.+                          55        4,947
Incyte Pharmaceuticals Inc.+                  120        4,935
HNC Software Inc.+                             60        4,909
Manugistics Group Inc.+                        50        4,906
AmeriCredit Corp.+                            170        4,898
Hispanic Broadcasting Corp.+                  175        4,878
ICOS Corp.+                                    90        4,871
Amphenol Corp. "A"+                            85        4,840
Exar Corp.+                                    40        4,840
Federated Investors Inc. "B"                  195        4,826
Laboratory Corp. of America Holdings+          40        4,790
Infocus Corp.+                                 90        4,770
Aether Systems Inc.+                           45        4,747
KEMET Corp.+                                  170        4,696
Homestore.com Inc.+                           100        4,675
Parametric Technology Corp.+                  425        4,648
Western Wireless Corp. "A"+                   130        4,631
Family Dollar Stores Inc.                     240        4,620
Lattice Semiconductor Corp.+                   85        4,569
Powertel Inc.+                                 60        4,564
Cabletron Systems Inc.+                       155        4,553
Internet Security Systems Inc.+                60        4,507
Actuate Software Corp.+                       130        4,491
Affymetrix Inc.+                               90        4,489
Silicon Storage Technology+                   165        4,486
Elantec Semiconductor Inc.+                    45        4,483
Acxiom Corp.+                                 140        4,445
Netro Corp.+                                   75        4,444
Alkermes Inc.+                                115        4,442
Cirrus Logic Inc.+                            110        4,434
Costco Wholesale Corp.+                       125        4,367
Kellogg Co.                                   178        4,305
CacheFlow Inc.+                                30        4,290
WebMD Corp.+                                  281        4,285
Expeditors International Washington Inc.       95        4,281
Cendant Corp.+                                390        4,241
CH Robinson Worldwide Inc.                     75        4,227
Netegrity Inc.+                                60        4,200
Advent Software Inc.+                          60        4,192
Investors Financial Services Corp.             65        4,103
Abercrombie & Fitch Co.+                      215        4,098
Quest Diagnostics Inc.+                        35        4,016
Medicis Pharmaceutical Corp. "A"+              65        3,998
Plantronics Inc.+                             105        3,990
Price (T. Rowe) Associates                     85        3,990
Phone.com Inc.+                                35        3,977
Sirius Satellite Radio Inc.+                   75        3,966
Sybron International Corp.+                   165        3,960
Catalina Marketing Corp.+                     105        3,951
Inhale Therapeutic Systems Inc.+               70        3,946
Apple Computer Inc.+                          153        3,940
Unisys Corp.+                                 350        3,938
Alltel Corp.                                   75        3,914
MIPS Technologies Inc. "A"+                    85        3,910
State Street Corp.                             30        3,900
Gentex Corp.+                                 155        3,875
Mettler Toledo International Inc.+             88        3,872
Bisys Group Inc.+                              50        3,866
Cadence Design Systems Inc.+                  150        3,853
OSI Pharmaceuticals Inc.+                      55        3,850
Powerwave Technologies Inc.+                  100        3,797
Silicon Valley Bancshares+                     65        3,785
CheckFree Corp.+                               90        3,770
Natural Microsystems Corp.+                    70        3,766
Cobalt Networks Inc.+                          65        3,762
Copper Mountain Networks Inc.+                100        3,750
Fastenal Co.                                   65        3,746
Firstar Corp.                                 165        3,692
Kana Communications Inc.+                     165        3,671
Cell Therapeutics Inc.+                        55        3,668
Cytyc Corp.+                                   85        3,666
Fairchild Semiconductor Corp. "A"+            130        3,656

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 45
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
SunGard Data Systems Inc.+                     85  $     3,639
Virata Corp.+                                  55        3,637
NetIQ Corp.+                                   55        3,613
webMethods Inc.+                               31        3,569
Intimate Brands Inc.                          190        3,551
First Health Group Corp.+                     110        3,547
Dycom Industries Inc.+                         85        3,538
Mentor Graphics Corp.+                        150        3,534
Compuware Corp.+                              420        3,517
CSG Systems International Inc.+               120        3,480
Coca-Cola Enterprises Inc.                    218        3,474
Tollgrade Communications Inc.+                 25        3,470
ENSCO International Inc.                       90        3,442
ChoicePoint Inc.+                              75        3,441
Leap Wireless International Inc.+              55        3,441
Myriad Genetics Inc.+                          40        3,440
Molecular Devices Corp.+                       35        3,439
Alexion Pharmaceuticals Inc.+                  30        3,420
C&D Technologies Inc.                          60        3,405
Anaren Microwave Inc.+                         25        3,391
Credence Systems Corp.+                       113        3,390
USA Education Inc.                             70        3,373
Tricon Global Restaurants Inc.+               110        3,369
Diamond Technology Partners Inc.+              45        3,341
Eaton Vance Corp.                              65        3,315
Hanover Compressor Co.+                       100        3,294
CTS Corp.                                      65        3,291
Tekelec+                                      100        3,288
Newfield Exploration Co.+                      70        3,268
Go2Net Inc.+                                   60        3,256
Titan Pharmaceuticals Inc.+                    50        3,250
At Home Corp. "A"+                            230        3,249
Murphy Oil Corp.                               50        3,241
VISX Inc.+                                    120        3,233
Varian Inc.+                                   75        3,230
Korn/Ferry International+                      85        3,214
Rowan Companies Inc.+                         110        3,190
Varian Medical Systems Inc.+                   70        3,163
Cognex Corp.+                                  80        3,155
Cubist Pharmaceuticals Inc.+                   60        3,124
Methode Electronics Inc. "A"                   70        3,102
UST Inc.                                      135        3,088
PSINET Inc.+                                  320        3,080
Aurora Biosciences Corp.+                      45        3,060
Alpharma Inc.                                  50        3,056
Winstar Communications Inc.+                  195        3,023
Tut Systems Inc.+                              35        3,021
Orthodontic Centers of America+                90        2,998
Barr Laboratories Inc.+                        45        2,984
UnitedHealth Group Inc.                        30        2,963
Dallas Semiconductor Corp.                     90        2,959
Whole Foods Market Inc.+                       55        2,953
DST Systems Inc.+                              25        2,937
CuraGen Corp.+                                 55        2,930
Aeroflex Inc.+                                 60        2,917
Cephalon Inc.+                                 60        2,910
Terayon Communications Systems Inc.+           85        2,885
Zebra Technologies Corp. "A"+                  60        2,884
Andrew Corp.+                                 110        2,881
Documentum Inc.+                               35        2,842
Synopsys Inc.+                                 75        2,841
Ameritrade Holding Corp. "A"+                 160        2,840
Jack Henry & Associates Inc.                   65        2,819
Quest Software Inc.+                           45        2,795
Fox Entertainment Group Inc.+                 105        2,782
Greater Bay Bancorp                            40        2,777
Harmonic Inc.+                                115        2,760
Critical Path Inc.+                            45        2,734
Maxim Pharmaceuticals Inc.+                    45        2,734
CV Therapeutics Inc.+                          35        2,722
Digital Island Inc.+                          145        2,719
Edwards (J.D.) & Co.+                         105        2,717
Catellus Development Corp.+                   155        2,712
Aspen Technology Inc.+                         60        2,707
Pepsi Bottling Group Inc.                      90        2,706
Proxim Inc.+                                   60        2,670
Lincare Holdings Inc.+                         93        2,668
Gallagher (Arthur J.) & Co.                    45        2,661
DMC Stratex Networks Inc.+                    165        2,650
Limited Inc.                                  120        2,648
Freeport-McMoRan Copper & Gold Inc.+          300        2,644
United Therapeutics Inc.+                      30        2,621
Varian Semiconductor Equipment
  Associates Inc.+                             70        2,621
Legato Systems Inc.+                          195        2,620
Zygo Corp.+                                    30        2,610
Williams-Sonoma Inc.+                          75        2,606
Oak Technology Inc.+                           95        2,601
Cheesecake Factory (The)+                      60        2,595
MarchFirst Inc.+                              165        2,588
Patterson Energy Inc.+                         75        2,578
Immunogen Inc.+                                75        2,564

--------------------------------------------------------------------------------
  page 46                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
AFLAC Inc.                                     40  $     2,562
National Instruments Corp.+                    58        2,559
Valassis Communications Inc.+                 115        2,559
Alpha Industries Inc.+                         75        2,555
NPS Pharmaceuticals Inc.+                      45        2,545
Lone Star Technologies Inc.+                   55        2,538
Technitrol Inc.                                25        2,525
Kopin Corp.+                                  140        2,520
Intermedia Communications Inc.+                85        2,507
Tidewater Inc.                                 55        2,503
REMEC Inc.+                                    85        2,502
LifePoint Hospitals Inc.+                      70        2,485
Red Hat Inc.+                                 145        2,474
Trimeris Inc.+                                 35        2,448
Vicor Corp.+                                   45        2,441
Iomega Corp.+                                 488        2,440
Enzo Biochem Inc.+                             50        2,425
Pioneer Group Inc. (The)+                      55        2,418
Wiley (John) & Sons Inc. "A"                  105        2,408
Investment Technology Group Inc.+              60        2,396
Province Healthcare Co.+                       60        2,396
ACNielsen Corp.+                              100        2,381
Primedia Inc.+                                145        2,374
RSA Security Inc.+                             55        2,372
Weatherford International Inc.+                55        2,365
Entrust Technologies Inc.+                     85        2,348
Digex Inc.+                                    50        2,344
Grey Wolf Inc.+                               405        2,329
Commerce Bancorp Inc.                          40        2,327
Roper Industries Inc.                          70        2,323
Liberate Technologies Inc.+                    80        2,315
CNET Networks Inc.+                            95        2,314
Next Level Communications Inc.+                35        2,314
Heidrick & Struggles International Inc.+       45        2,312
Lee Enterprises Inc.                           80        2,310
SBA Communications Corp.+                      55        2,307
SkyWest Inc.                                   45        2,306
Stillwater Mining Co.+                         85        2,301
Linens 'N Things Inc.+                         90        2,295
McKesson HBOC Inc.                             75        2,292
Marine Drilling Co. Inc.+                      80        2,285
Tetra Tech Inc.+                               80        2,285
Pogo Producing Co.                             90        2,284
Hain Celestial Group Inc.+                     65        2,283
Barrett Resources Corp.+                       60        2,269
Corixa Corp.+                                  45        2,261
Albany Molecular Research Inc.+                40        2,247
Intersil Holding Corp.+                        45        2,244
Concurrent Computer Corp.+                    118        2,242
DSP Group Inc.+                                60        2,242
Efficient Networks Inc.+                       60        2,239
American Superconductor Corp.+                 45        2,212
Commscope Inc.+                                90        2,205
Michaels Stores Inc.+                          55        2,200
Triton PCS Holdings Inc. "A"+                  80        2,200
PurchasePro.com Inc.+                          25        2,197
Smith (Charles E) Residential Realty Inc.      48        2,178
Cross Timbers Oil Co.                         113        2,159
Cousins Properties Inc.                        50        2,153
Callaway Golf Co.                             140        2,152
NYFIX Inc.+                                    48        2,148
Universal Health Services Inc. "B"+            25        2,141
Verity Inc.+                                   60        2,141
IDEXX Laboratories Inc.+                       80        2,140
IDT Corp.+                                     55        2,138
Sawtek Inc.+                                   55        2,118
Dow Jones & Co. Inc.                           35        2,117
S3 Inc.+                                      205        2,114
Key Energy Group Inc.+                        215        2,110
Electro Scientific Industries Inc.+            60        2,107
Ceridian Corp.+                                75        2,105
SIPEX Corp.+                                   50        2,103
Black Box Corp.+                               45        2,098
Mitchell Energy & Development Corp. "A"        45        2,098
Stone Energy Corp.+                            38        2,090
Lamar Advertising Co.+                         55        2,083
Symyx Technologies Inc.+                       48        2,082
Emcore Corp.+                                  50        2,079
Price Communications Corp.+                   105        2,054
Insight Enterprises Inc.+                      75        2,044
Aviron+                                        35        2,041
Artesyn Technologies Inc.+                     70        2,039
Novell Inc.+                                  205        2,037
Resmed Inc.+                                   65        2,031
Global Telesystems Group Inc.                 445        2,030
Neurocrine Biosciences Inc.+                   45        2,025
Patterson Dental Co.+                          90        2,025
Georgia-Pacific (Timber Group)                 75        2,016
Valuevision International Inc. "A"+            80        2,010
Cymer Inc.+                                    65        1,995
LTX Corp.+                                    105        1,988
Aspect Communications Corp.+                   95        1,959

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 47
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Hyperion Solutions Corp.+                      75  $     1,941
Delta & Pine Land Co.                          75        1,927
FuelCell Energy Inc.+                          20        1,925
Noven Pharmaceuticals Inc.+                    45        1,924
Park National Corp.                            20        1,920
Gartner Group Inc. "A"+                       165        1,918
Priority Healthcare Corp. "B"+                 25        1,906
Advance Paradigm Inc.+                         45        1,898
Titan Corp. (The)+                            115        1,898
Impath Inc.+                                   30        1,894
Computer Network Technology Corp.+             55        1,891
Dendrite International Inc.+                   70        1,877
Swift Energy Co.+                              45        1,870
Renal Care Group Inc.+                        100        1,863
Cerner Corp.+                                  40        1,857
Pericom Semiconductor Corp.+                   50        1,850
Ditech Communications Corp.+                   45        1,845
Biomet Inc.                                    52        1,820
Digital Lightware Inc.+                        25        1,816
Ilex Oncology Inc.+                            60        1,807
Express Scripts Inc. "A"+                      25        1,806
Actel Corp.+                                   50        1,797
Louis Dreyfus Natural Gas Corp.+               45        1,783
Career Education Corp.+                        40        1,780
Clarent Corp.+                                 45        1,772
Dura Pharmaceuticals Inc.+                     50        1,769
Electronics For Imaging Inc.+                  70        1,767
Shaw Group Inc.+                               25        1,763
CEC Entertainment Inc.+                        55        1,760
Wave Systems Corp. "A"+                       105        1,759
Intranet Solutions Inc.+                       35        1,750
Teledyne Technologies Inc.+                    60        1,748
Pharmacyclics Inc.+                            35        1,737
Silicon Image Inc.+                            70        1,737
Wireless Facilities Inc.+                      30        1,731
Transkaryotic Therapies Inc.+                  40        1,723
Jack in the Box Inc.+                          80        1,715
NOVA Corporation+                             100        1,713
Blyth Industries Inc.                          73        1,711
ADTRAN Inc.+                                   40        1,702
FactSet Research Systems Inc.                  45        1,692
Intertrust Technologies Corp.+                140        1,689
Devon Energy Corp.                             28        1,684
CompuCredit Corp.+                             30        1,683
Excalibur Technologies Corp.+                  25        1,680
InterDigital Communications Corp.+            120        1,680
Cambrex Corp.                                  45        1,665
Priceline.com Inc.+                           140        1,663
Too Inc.+                                      70        1,663
Adaptive Broadband Corp.+                      85        1,657
Gilead Sciences Inc.+                          15        1,645
Timberland Co.+                                40        1,640
Microstrategy Inc.+                            60        1,639
Geltex Pharmaceuticals Inc.+                   35        1,638
Ecolab Inc.                                    45        1,623
Consolidated Stores Corp.+                    120        1,620
Avanex Corp.+                                  15        1,615
Corporate Executive Board Co. (The)+           40        1,610
Alliance Pharmaceutical Corp.+                105        1,601
Forrester Research Inc.+                       25        1,594
Brown & Brown Inc.                             50        1,591
Scholastic Corp.+                              20        1,591
Synovus Financial Corp.                        75        1,589
Polaris Industries Partners LP "A"             45        1,586
American Eagle Outfitters Inc.+                50        1,575
On Assignment Inc.+                            50        1,569
Church & Dwight Co. Inc.                       85        1,562
Dal-Tile International Inc.+                  125        1,562
Benchmark Electronics Inc.+                    30        1,560
BARRA Inc.+                                    25        1,552
Aware Inc.+                                    40        1,540
Viasystems Group Inc.+                         90        1,530
Syntroleum Corp.+                              75        1,528
Maxtor Corp.+                                 145        1,523
US Airways Group Inc.+                         50        1,522
Fisher Scientific International Inc.+          45        1,519
RadiSys Corp.+                                 30        1,517
Xircom Inc.+                                   60        1,515
Administaff Inc.+                              20        1,514
Insituform Technologies Inc. "A"+              45        1,513
Chesapeake Energy Corp.+                      210        1,509
WatchGuard Technologies Inc.+                  25        1,500
Williams Communications Group Inc.+            75        1,500
Helix Technology Corp.                         50        1,494
Quantum Hard Disk Drive Group+                150        1,491
AutoNation Inc.+                              248        1,488
Novoste Corp.+                                 35        1,488
AMETEK Inc.                                    70        1,483
Pure Resources Inc.+                           70        1,483
Iron Mountain Inc.+                            40        1,480
Keane Inc.+                                    85        1,479
Solutia Inc.                                  130        1,479

--------------------------------------------------------------------------------
  page 48                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
TrustCo Bank Corp.                            120  $     1,478
Syncor International Corp.+                    40        1,473
United Television Inc.                         10        1,470
Texas Biotech Corp.+                           90        1,467
Wit Soundview Group Inc.+                     163        1,467
Immunomedics Inc.+                             70        1,466
Scient Corp.+                                  70        1,466
AXT Inc.+                                      35        1,463
Three-Five Systems Inc.+                       50        1,463
Zoran Corp.+                                   30        1,463
Jones Apparel Group Inc.+                      55        1,457
Pre-Paid Legal Services Inc.+                  45        1,454
Graco Inc.                                     45        1,451
Connetics Corp.+                               60        1,447
Citadel Communications Corp.+                  85        1,445
ANADIGICS Inc.+                                65        1,438
Digital Insight Corp.+                         40        1,435
Quintiles Transnational Corp.+                 90        1,434
Secure Computing Corp.+                        55        1,433
Cal Dive International Inc.+                   25        1,430
Total System Services Inc.                     85        1,429
Hooper Holmes Inc.                            150        1,426
SonicWALL Inc.+                                50        1,425
Affiliated Managers Group Inc.+                25        1,423
Invitrogen Corp.+                              20        1,422
Puma Technology Inc.+                          70        1,422
Geron Corp.+                                   50        1,419
Asyst Technologies Inc.+                       70        1,417
Crompton Corp.                                180        1,417
Genzyme Transgenics Corp.+                     40        1,410
Bio-Technology General Corp.+                 123        1,407
Mastec Inc.+                                   45        1,406
AXENT Technologies Inc.+                       65        1,402
Keithley Instruments Inc.                      20        1,400
Perot Systems Corp. "A"+                      130        1,398
Avigen Inc.+                                   35        1,391
St. Mary Land & Exploration Co.                60        1,384
SERENA Software Inc.+                          30        1,382
Dionex Corp.+                                  50        1,381
American Management Systems Inc.+              80        1,375
Bally Total Fitness Holding Corp.+             55        1,375
Houghton Mifflin Co.                           35        1,374
Avant! Corp.+                                  75        1,369
Advanced Digital Information Corp.+            90        1,367
FileNET Corp.+                                 75        1,364
Rural Cellular Corp. "A"+                      20        1,363
Teletech Holdings Inc.+                        55        1,361
F5 Networks Inc.+                              40        1,360
Cost Plus Inc.+                                45        1,356
HON Industries Inc.                            55        1,354
HS Resources Inc.+                             40        1,345
Newpark Resources Inc.+                       145        1,341
eLoyalty Corp.+                               105        1,339
UTI Energy Corp.+                              30        1,339
Pacific Capital Bancorp                        50        1,338
JNI Corp.+                                     15        1,335
Seachange International Inc.+                  40        1,335
Gene Logic Inc.+                               58        1,334
Kulicke & Soffa Industries Inc.+              100        1,331
Meredith Corp.                                 45        1,328
Packeteer Inc.+                                35        1,328
ANTEC Corp.+                                   45        1,327
Brooks Automation Inc.+                        40        1,325
ITC DeltaCom Inc.+                            115        1,322
Triad Hospitals Inc.+                          45        1,322
Choice Hotels International Inc.+             120        1,320
Act Manufacturing Inc.+                        25        1,319
Systems & Computer Technology Corp.+           75        1,317
Pacific Sunwear of California Inc.+            70        1,313
Regeneron Pharmaceuticals Inc.+                40        1,305
AVX Corp.                                      50        1,303
Veritas DGC Inc.+                              45        1,302
Newport News Shipbuilding Inc.                 30        1,301
Tech Data Corp.+                               30        1,283
Concord Camera Corp.+                          50        1,281
Ligand Pharmaceuticals Inc. "B"+              100        1,281
Rehabcare Corp.+                               30        1,275
Men's Wearhouse Inc. (The)+                    45        1,274
Tweeter Home Entertainment Group Inc.+         35        1,271
Proxicom Inc.+                                 65        1,268
Atlas Air Inc.+                                30        1,267
Donnelley (R.H.) Co.+                          60        1,267
Sonus Networks Inc.+                           10        1,264
Sonic Corp.+                                   40        1,260
Tupperware Corp.                               70        1,260
99 Cents Only Stores+                          25        1,255
Mercury Computer Systems Inc.+                 45        1,252
Hilb Rogal & Hamilton Co.                      30        1,251
Vintage Petroleum Inc.                         55        1,251
Illuminet Holdings Inc.+                       45        1,249
Affiliated Computer Services Inc.+             25        1,247
Presstek Inc.+                                 65        1,247

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 49
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
KV Pharmaceuticals Co.+                        36  $     1,245
Danaher Corp.                                  25        1,244
Sotheby's Holdings Inc.                        50        1,244
Ruby Tuesday Inc.                             110        1,238
AnswerThink Consulting Group Inc.+             75        1,219
Nuance Communications Inc.+                    10        1,217
New Era of Networks Inc.+                      50        1,216
Rent-Way Inc.+                                 40        1,215
Education Management Corp.+                    45        1,212
Neose Technologies Inc.+                       25        1,209
United Stationers Inc.+                        45        1,209
Pegasus Communications Corp.+                  25        1,208
Biosite Diagnostics Inc.+                      30        1,196
Alliance Semiconductor Corp.+                  60        1,192
Direct Focus Inc.+                             30        1,192
Learning Tree International Inc.+              25        1,191
Fulton Financial Corp.                         60        1,189
Lightpath Technologies Inc. "B"+               25        1,188
Amylin Pharmaceuticals Inc.+                  110        1,182
Copart Inc.+                                   85        1,179
Echelon Corp.+                                 40        1,175
Claire's Stores Inc.                           65        1,170
ATMI Inc.+                                     50        1,169
Labranche & Co. Inc.+                          35        1,168
Convergys Corp.+                               30        1,166
Vical Inc.+                                    45        1,164
P-Com Inc.+                                   175        1,159
ZixIt Corp.+                                   38        1,159
Photronics Inc.+                               53        1,156
Coulter Pharmaceutical Inc.+                   40        1,155
Acacia Research Corp.+                         33        1,151
Supergen Inc.+                                 60        1,151
Valspar Corp.                                  50        1,150
Pharmacopeia Inc.+                             45        1,148
Kent Electronics Corp.+                        48        1,146
Station Casinos Inc.+                          80        1,140
SCM Microsystems Inc.+                         30        1,138
Zale Corp.+                                    35        1,135
NCR Corp.+                                     30        1,134
Cox Radio Inc. "A"+                            65        1,133
Remedy Corp.+                                  60        1,133
Atlantic Coast Airlines Holdings+              35        1,127
Pinnacle Systems Inc.+                        100        1,125
Valence Technology Inc.+                       65        1,121
WebTrends Corp.+                               30        1,121
BlackRock Inc.+                                35        1,120
Eclipsys Corp.+                                70        1,120
Trimble Navigation Ltd.+                       50        1,119
Energy Conversion Devices Inc.+                30        1,116
Apria Healthcare Group Inc.+                   80        1,115
Rogers Corp.+                                  35        1,107
NEO RX Corporation+                            45        1,103
Organogenesis Inc.+                            75        1,103
Quanta Services Inc.+                          40        1,100
Avant Immunotherapeutics Inc.+                100        1,081
Maverick Tube Corp.+                           40        1,078
Polymedica Industries Inc.+                    25        1,072
Fair Isaac and Co. Inc.                        25        1,067
Getty Images Inc.+                             35        1,065
Viad Corp.                                     40        1,063
Cooper Companies Inc.                          30        1,061
ProBusiness Services Inc.+                     35        1,059
Forward Air Corp.+                             30        1,056
Adept Technology Inc.+                         20        1,051
MGI Pharma Inc.+                               35        1,050
Superior Energy Services Inc.+                100        1,050
United States Cellular Corp.+                  15        1,050
PacifiCare Health Systems Inc. "A"+            30        1,044
PerkinElmer Inc.                               10        1,044
Littelfuse Inc.+                               35        1,039
SCP Pool Corp.+                                35        1,037
Infonet Services Corp. "B"+                    98        1,035
Rhythms Netconnections Inc.+                  140        1,033
ACTV Inc.+                                     75        1,031
Children's Place Retail Stores Inc.+           40        1,030
Cytogen Corp.+                                163        1,029
Rayovac Corp.+                                 60        1,028
Abiomed Inc.+                                  15        1,022
HI/FN Inc.+                                    15        1,022
Chico's FAS Inc.+                              30        1,020
Haemonetics Corp.+                             40        1,020
St. Jude Medical Inc.+                         20        1,020
Tumbleweed Communications Corp.+               20        1,020
Six Flags Inc.+                                65        1,008
LookSmart Ltd.+                                90        1,007
Advanced Tissue Sciences Inc.+                135        1,004
Papa John's International Inc.+                40        1,003
Westamerica Bancorp                            30        1,003
Boyds Collection Ltd. (The)+                  135          996
Progress Software Corp.+                       73          995
Brooktrout Technology Inc.+                    30          988
Accredo Health Inc.+                           20          977

--------------------------------------------------------------------------------
  page 50                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
General Semiconductor Inc.+                    80  $       975
Zoll Medical Corp.+                            20          975
SICOR Inc.+                                    95          974
About.com Inc.+                                30          971
Duane Reade Inc.+                              40          970
Pixar Inc.+                                    30          964
Parkervision Inc.+                             20          963
Microvision Inc.+                              25          955
Broadbase Software Inc.+                       70          949
Photon Dynamics Inc.+                          25          944
Mylan Laboratories Inc.                        35          943
Celeritek Inc.+                                25          942
PLX Technology Inc.+                           35          941
MapInfo Corp.+                                 30          939
Profit Recovery Group International Inc.
  (The)+                                       95          938
ADAC Laboratories Inc.+                        45          937
Keynote Systems Inc.+                          35          936
FYI Inc.+                                      25          934
Neurogen Corp.+                                30          934
Globix Corp.+                                  40          932
Isle of Capris Casinos Inc.+                   60          930
ONYX Software Corp.+                           45          928
Concord Communications Inc.+                   35          927
Genome Therapeutics Corp.+                     45          925
Merchants New York Bancorp Inc.                45          925
VA Linux Systems Inc.+                         20          925
DUSA Pharmaceuticals Inc.+                     30          924
Vishay Intertechnology Inc.+                   30          923
Applebee's International Inc.                  40          920
C-COR Electronics Inc.+                        60          919
Topps Co. (The)+                              100          919
Aradigm Corp.+                                 40          917
Factory 2-U Stores Inc.+                       30          917
Mpower Communications Corp.+                  105          915
Marriott International Inc.                    25          911
Mercator Software Inc.+                        55          911
EGL Inc.+                                      30          907
GoTo.com Inc.+                                 55          907
Frontline Capital Group Inc.+                  55          904
GO.com (Walt Disney)+                          85          903
Helmerich & Payne Inc.                         25          903
Viatel Inc.+                                   88          902
Metricom Inc.+                                 35          901
Adaptec Inc.+                                  45          900
Digene Corp.+                                  25          900
Kronos Inc.+                                   30          900
UnitedGlobalCom Inc. "A"+                      30          900
Emisphere Technologies Inc.+                   30          898
AirGate PCS Inc.+                              20          897
Landstar System Inc.+                          20          893
Morrison Management Specialist Inc.            30          887
Omnicare Inc.                                  55          887
DDi Corp.+                                     20          885
Rainbow Technologies Inc.+                     25          884
CONSOL Energy Inc.                             55          883
Matthews International Corp.                   30          881
Donaldson Co. Inc.                             40          880
International Fibercom Inc.+                   60          877
Arthocare Corp.+                               45          875
Rent-A-Center Inc.+                            25          867
Ask Jeeves Inc.+                               45          863
Paxson Communications Corp.+                   75          863
Per-Se Technologies Inc.+                      68          863
Aphton Corp.+                                  30          862
XM Satellite Radio Holdings Inc. "A"+          20          861
Northwest Airlines Corp. "A"+                  35          860
Newmont Mining Corp.                           50          850
Ethan Allen Interiors Inc.                     30          849
L-3 Communications Holdings Inc.+              15          848
Motient Corp.+                                 60          848
Genesco Inc.+                                  50          847
United Parcel Service Inc.                     15          846
INAMED Corp.+                                  30          844
Interliant Inc.+                              105          840
MacDermid Inc.                                 40          840
Scotts Co. (The) "A"+                          25          838
EntreMed Inc.+                                 30          836
Power Integrations Inc.+                       60          836
Atwood Oceanics Inc.+                          20          834
Beringer Wine Estates Holdings Inc. "B"+       15          833
Cerus Corp.+                                   15          832
Mid Atlantic Medical Services Inc.+            55          832
GTECH Holdings Corp.+                          50          828
Advanced Energy Industries Inc.+               25          825
QuickLogic Corp.+                              50          825
Tularik Inc.+                                  25          825
Spanish Broadcasting System Inc. "A"+          70          823
Ultimate Electronics Inc.+                     20          823
Alliant Techsystems Inc.+                      10          821
PRI Automation Inc.+                           45          821
Surmodics Inc.+                                15          821
Metasolv Software Inc.+                        20          818

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 51
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Alexander's Inc.+                              10  $       817
Southwest Bancorp of Texas Inc.+               25          817
Argosy Gaming Co.+                             45          816
NBTY Inc.+                                    125          816
Dial Corp.                                     70          814
Intermune Pharmaceuticals Inc.+                15          814
ITT Educational Services Inc.+                 30          814
Transaction Systems Architects Inc. "A"+       50          813
CFW Communications Co.                         30          810
Complete Business Solutions Inc.+              60          810
NVR Inc.+                                      10          810
Ciber Inc.+                                    98          808
Extended Systems Inc.+                         15          806
Viasat Inc.+                                   36          806
Isis Pharmaceuticals Inc.+                     70          805
Catalytica Inc.+                               65          804
TD Waterhouse Group Inc.+                      43          801
Cadiz Inc.+                                    80          800
Prima Energy Corp.+                            15          799
PanAmSat Corp.+                                25          798
Dril-Quip Inc.+                                20          797
Pharmaceutical Product Development Inc.+       30          797
Phoenix Technologies Ltd.+                     50          797
Westpoint Stevens Inc.                         65          796
Retek Inc.+                                    15          795
Intertan Inc.+                                 55          794
I-Stat Corp.+                                  35          792
New Focus Inc.+                                10          791
Mentor Corp.                                   50          788
ESS Technology Inc.+                           55          787
Harman International Industries Inc.           20          782
Integrated Silicon Solution Inc.+              55          780
International Speedway Corp. "A"               20          780
Martek Biosciences Corp.+                      40          780
Matrix Pharmaceutical Inc.+                    50          778
Maxygen Inc.+                                  15          778
Frontier Airlines Inc.+                        40          777
internet.com LLC+                              25          773
Manitowoc Co. Inc.                             40          770
Thoratec Labs Corp.+                           35          770
Wesley Jessen VisionCare Inc.+                 20          769
Bright Horizons Family Solutions Inc.+         30          767
InterVoice Inc.+                               73          766
Microsemi Corp.+                               20          763
Autodesk Inc.                                  30          761
Pinnacle Entertainment Inc.+                   35          761
Sciclone Pharmaceuticals Inc.+                 70          761
Brady Corp. "A"                                25          756
Briggs & Stratton Corp.                        20          756
Supertex Inc.+                                 15          756
Dreyer's Grand Ice Cream Inc.                  35          755
Oakley Inc.+                                   43          755
Sunrise Technologies International Inc.+      105          755
Performance Food Group Co.+                    20          753
SilverStream Software Inc.+                    25          753
Packaging Corporation of America+              68          752
Respironics Inc.+                              45          751
AremisSoft Corp.+                              20          750
Cyberonics+                                    35          750
Radiant Systems Inc.+                          35          748
Plug Power Inc.+                               20          745
BioMarin Pharmaceutical Inc.+                  40          735
Stericycle Inc.+                               30          735
Hyseq Inc.+                                    20          731
NRG Energy Inc.+                               20          730
Identix Inc.+                                  60          729
Ibis Technology Corp.+                         20          726
John Nuveen Co. "A"                            15          726
Universal Electronics Inc.+                    30          726
United Rentals Inc.+                           30          724
Berry Petroleum Co.                            40          722
EarthLink Inc.+                                79          721
eXcelon Corp.+                                 58          718
Insight Communications Co. Inc.+               45          714
Terremark Worldwide Inc.+                     280          714
CT Communications Inc.                         35          711
Adelphia Business Solutions Inc.+              60          709
Information Holdings Inc.+                     20          709
Liberty Digital Inc. "A"+                      35          709
ON Semiconductor Corp.+                        65          707
Jupiter Media Metrix Inc.+                     44          704
Yankee Candle Co. Inc. (The)+                  35          704
Great Plains Software Inc.+                    25          703
Symmetricom Inc.+                              45          703
Advantage Learning Systems Inc.+               20          701
PC-Tel Inc.+                                   30          698
eToys Inc.+                                   130          695
Evergreen Resources Inc.+                      20          695
Cryolife Inc.+                                 20          694
California Amplifier Inc.+                     30          690
Franklin Electric Co. Inc.                     10          690
Cohu Inc.                                      45          689

--------------------------------------------------------------------------------
  page 52                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Columbia Sportswear Co.+                       15  $       688
Teleflex Inc.                                  20          688
Clarus Corp.+                                  30          684
Saga Systems Inc.+                             65          683
BJ's Wholesale Club Inc.+                      20          682
Electroglas Inc.+                              40          682
Outback Steakhouse Inc.+                       25          678
TiVo Inc.+                                     35          678
Com21 Inc.+                                    50          675
Sensormatic Electronics Corp.+                 45          675
Ventas Inc.                                   135          675
Datascope Corp.                                20          670
E-Town Corp.                                   10          669
Unit Corp.+                                    45          664
Mills Corp.                                    35          663
Universal Display Corp.+                       30          662
Plains Resource Inc.+                          35          661
ADVO Inc.+                                     20          660
Memberworks Inc.+                              20          658
S1 Corp.+                                      55          657
Bell & Howell Co.+                             30          656
Miravant Medical Technologies+                 30          653
Targeted Genetics Corp.+                       55          653
FEI Co.+                                       30          651
Forest Oil Corp.+                              40          647
Salton/Maxim Corp.+                            20          646
BindView Development Corp.+                    85          643
Excel Technology Inc.+                         20          641
Waste Connections Inc.+                        25          641
Nanogen Inc.+                                  33          639
WD-40 Company                                  30          638
Cyber-Care Inc.+                              100          636
Ventana Medical Systems Inc.+                  25          634
Lexicon Genetics Inc.+                         20          633
Superconductor Technologies Inc.+              35          632
Town & Country Trust                           35          630
WorldGate Communications Inc.+                 30          630
Ariad Pharmaceuticals Inc.+                    50          628
Exelixis Inc.+                                 20          627
Lynx Therapeutics Inc.+                        20          626
Manufactured Home Communities Inc.             25          625
Biocryst Pharmaceuticals Inc.+                 30          624
Emmis Communications Corp.+                    25          619
Somera Communications Inc.+                    65          618
Specialty Equipment Co.+                       25          617
Guitar Center Inc.+                            50          616
Diamond Offshore Drilling Inc.                 15          615
WebLink Wireless Inc.+                         80          615
Manhattan Associates Inc.+                     10          613
Telxon Corp.+                                  35          613
Biomatrix Inc.+                                35          612
Rare Hospitality International Inc.+           30          611
Coinstar Inc.+                                 45          610
MSC Industrial Direct Co. Inc. "A"+            40          610
Championship Auto Racing Teams Inc.+           25          609
Engage Technologies Inc.+                      75          609
Kansas City Southern Industries Inc.           70          608
Pennaco Energy Inc.+                           35          608
ACLARA BioSciences Inc.+                       20          607
EnergyNorth Inc.                               10          607
MedQuist Inc.+                                 30          606
Tredegar Corporation                           35          606
CTG Resources Inc.                             15          605
MICROS Systems Inc.+                           40          603
ATS Medical Inc.+                              40          602
Hot Topic Inc.+                                20          600
StarMedia Network Inc.+                        80          600
Wink Communications Inc.+                      50          600
Multex.com Inc.+                               35          599
Tricord Systems Inc.+                          40          598
Accrue Software Inc.+                          50          597
HotJobs.com Ltd.+                              35          597
Network Peripherals Inc.+                      35          595
Talk.com Inc.+                                135          595
NetScout Systems Inc.+                         25          594
Rollins Inc.                                   40          593
Corinthian Colleges Inc.+                      10          590
DuPont Photomasks Inc.+                        10          587
Cognizant Technology Solutions Corp.+          15          585
Inet Technologies Inc.+                        20          585
Elcor Corp.                                    40          580
Ribozyme Pharmaceuticals Inc.+                 20          580
Brightpoint Inc.+                             115          579
Caliper Technologies Corp.+                    10          579
Sabre Holdings Corp.                           20          579
Sunglass Hut International Inc.+               88          575
Therma-Wave Inc.+                              20          575
LifeMinders Inc.+                              25          573
MGM Grand Inc.                                 15          573
Internet Pictures Corp.+                      105          571
PC Connection Inc.+                            10          570
Primus Telecommunications Group Inc.+          60          570

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 53
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Professional Detailing Inc.+                   10  $       570
TeleCorp PCS Inc.+                             30          570
eSPEED Inc. "A"+                               20          569
Hall Kinion & Associates Inc.+                 20          569
Harris Corp.                                   20          569
Nordson Corp.                                  20          569
StarBase Corp.+                               100          569
Allscripts Inc.+                               40          565
MetaCreations Corp.+                           50          563
Bottomline Technologies Inc.+                  15          560
Idex Corp.                                     20          559
Western Digital Corp.+                         95          558
Cuno Inc.+                                     25          556
Vertel Corp.+                                  60          555
Commonwealth Telephone Enterprises Inc.+       15          553
MAXIMUS Inc.+                                  25          553
Vasomedical Inc.+                             113          551
USA Networks Inc.+                             25          548
Edwards Lifesciences Corp.+                    25          545
Constellation Brands Inc.+                     10          543
Biopure Corp.+                                 30          542
Mechanical Technology Inc.+                    50          541
Focal Communications Corp.+                    35          540
NaviSite Inc.+                                 20          539
eMagin Corporation+                            50          537
Satcon Technology Corp.+                       15          536
Spectra-Physics Lasers Inc.+                   10          536
SPSS Inc.+                                     20          536
Valentis Inc.+                                 65          536
Cable Design Technologies Corp.+               22          535
Stanford Microdevices Inc.+                    10          535
Nanometrics Inc.+                              10          534
Scott Technologies Inc.+                       30          532
Kenneth Cole Productions "A"+                  15          530
Lands' End Inc.+                               25          525
Martha Stewart Living Omnimedia Inc. "A"+      20          525
NABI Inc.+                                     75          525
IMRglobal Corp.+                               45          523
Spinnaker Exploration Co.+                     15          523
Cylink Corp.+                                  50          522
Battle Mountain Gold Co.+                     298          521
Bluestone Software Inc.+                       30          521
Mattson Technology Inc.+                       35          521
Telcom Semiconductor Inc.+                     35          521
Speedway Motorsports Inc.+                     25          520
P.F. Chang's China Bistro Inc.+                15          518
Nx Networks Inc.+                              78          517
Petsmart Inc.+                                110          516
Westell Technologies Inc.+                     40          515
Embarcadero Technologies Inc.+                 10          514
Tanox Inc.+                                    15          508
CTC Communications Group Inc.+                 25          506
Data Return Corp.+                             25          506
Houston Exploration Co.+                       20          505
CVB Financial Corp.                            30          504
MCSi Inc.+                                     15          504
Open Market Inc.+                              80          503
Washington Trust Bancorp Inc.                  25          502
FSI International Inc.+                        35          499
Prosoft I-Net Solutions Inc.+                  35          499
Viant Corp.+                                   85          499
Safeguard Scientifics Inc.+                    25          498
Valmont Industries Inc.                        25          497
Central Parking Corp.                          25          495
Micron Electronics Inc.+                       55          495
Ventro Corporation+                            45          495
Endocare Inc.+                                 25          494
Barnes & Noble Inc.+                           25          492
Midas Inc.                                     35          490
Firstbank Corp.                                20          489
Cullen/Frost Bankers Inc.                      15          487
Interlink Electronics Inc.+                    25          484
Rare Medium Group Inc.+                        65          483
National Penn Bancshares Inc.                  25          481
Bindley Western Industries Inc.                15          480
Centillium Communications Inc.+                 5          480
Research Frontiers Inc.+                       25          480
Robotic Vision Systems Inc.+                   80          478
Pixelworks Inc.+                               10          477
Arch Wireless Inc.+                            95          475
Imatron Inc.+                                 205          474
Siliconix Inc.+                                10          472
Young Broadcasting Corp. "A"+                  15          472
Ulticom Inc.+                                  10          471
Office Depot Inc.+                             60          469
Advanced Radio Telecom Corp.+                  55          467
Libbey Inc.                                    15          467
InterCept Group Inc. (The)+                    20          466
Lindsay Manufacturing Co.                      25          466
Project Software & Development Inc.+           30          466
Immersion Corp.+                               30          465
Lightbridge Inc.+                              40          465

--------------------------------------------------------------------------------
  page 54                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Sanchez Computer Associates Inc.+              30  $       465
TriZetto Group Inc. (The)+                     30          465
Avery Dennison Corp.                           10          464
Turnstone Systems Inc.+                        10          464
Integrated Circuit Systems Inc.+               25          462
Orbital Sciences Corp.+                        55          461
Vertex Interactive Inc.+                       25          458
Inter-Tel Inc.                                 40          455
Trex Co. Inc.+                                 15          455
Zomax Optical Media Inc.+                      65          455
Skechers U.S.A. Inc.+                          30          454
MCK Communications Inc.+                       20          453
CyberSource Corp.+                             40          452
QRS Corp.+                                     30          452
Datastream Systems Inc.+                       35          451
MEMC Electronics Materials Inc.+               35          451
Net2Phone Inc.+                                20          450
Regis Corp.                                    30          450
Uniroyal Technology Corp.+                     30          450
Vyyo Inc.+                                     15          450
Sangstat Medical Corp.+                        35          448
Semitool Inc.+                                 35          448
Simpson Manufacturing Co. Inc.+                10          447
Gentiva Health Services Inc.+                  35          446
InteliData Technologies Corp.+                 85          445
Diametrics Medical Inc.+                       55          442
Frontier Oil Corp.+                            60          442
West Teleservices Corp.+                       20          440
Webvan Group Inc.+                            190          439
Startek Inc.+                                  15          435
Collateral Therapeutics Inc.+                  15          434
CapRock Communications Corp.+                  85          433
LodgeNet Entertainment Corp.+                  15          433
Staar Surgical Co.+                            25          433
Numerical Technologies Inc.+                   15          432
iGate Capital Corp.+                           80          430
Allaire Corp.+                                 50          425
eGain Communications Corp.+                    45          423
Black Hills Corp.                              15          421
DigitalThink Inc.+                             10          421
Sequenom Inc.+                                 10          421
Corvel Corp.+                                  15          417
Intrusion.com Inc.+                            35          416
iXL Enterprises Inc.+                          95          416
Buckeye Technologies Inc.+                     20          415
Carlisle Companies Inc.                        10  $       415
Tanning Technology Corp.+                      30          413
DSET Corporation+                              20          412
NextCard Inc.+                                 45          409
OTG Software Inc.+                             10          409
Cabot Oil & Gas Corp. "A"                      20          407
Cell Pathways Inc.+                            50          406
Clayton Williams Energy Inc.+                  10          405
Diversa Corp.+                                 15          405
World Access Inc.+                             75          405
Meade Instruments Corp.+                       20          404
CCC Information Services Group Inc.+           50          403
IGEN International Inc.+                       20          402
Techniclone Corp.+                            165          402
Ultratech Stepper Inc.+                        25          402
HSB Group Inc.                                 10          401
Nike Inc. "B"                                  10          401
3DO Co. (The)+                                 60          401
Georgia Gulf Corp.                             35          400
Matrixone Inc.+                                10          400
Fossil Inc.+                                   30          399
Selectica Inc.+                                10          399
Pride International Inc.+                      15          398
Vasco Data Security International Inc.+        25          398
Caminus Corp.+                                 10          397
ibasis Inc.+                                   25          397
Braun Consulting Inc.+                         20          396
Carrier Access Corp.+                          20          396
Kos Pharmaceuticals Inc.+                      20          395
Florida Rock Industries Inc.                   10          394
Republic Services Inc. "A"+                    30          394
Interactive Intelligence Inc.+                 10          393
Kirby Corp.+                                   20          393
Objective Systems Integrator Inc.+             45          391
Carreker-Antinori Inc.+                        20          390
Metrocall Inc.+                               130          390
Packard BioScience Company+                    20          390
Teligent Inc. "A"+                             30          390
Spartech Corp.                                 25          389
BSQUARE Corp.+                                 25          387
Novadigm Inc.+                                 25          387
Beckman Coulter Inc.                            5          386
Xybernaut Corp.+                               65          386
Cygnus Inc.+                                   35          385
Mobile Mini Inc.+                              20          385
Quiksilver Inc.+                               20          385
AnnTaylor Stores Corp.+                        10          384


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 55
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Netcentives Inc.+                              50  $       383
Comdisco Inc.                                  20          381
Ferro Corp.                                    20          381
Luminex Corp.+                                 10          380
Oshkosh B'gosh Inc. "A"                        25          380
Tejon Ranch Co.                                15          380
Ventiv Health Inc.+                            30          379
Closure Medical Corp.+                         15          378
Immune Response Corp.+                         55          378
Armor Holdings Inc.+                           25          375
Sonosite Inc.+                                 20          374
II-VI Inc.+                                    20          373
Digimarc Corp.+                                20          372
Block (H & R) Inc.                             10          371
First Busey Corp. "A"                          20          370
Primus Knowledge Solutions Inc.+               25          370
Applied Science & Technology Inc.+             25          369
Triarc Companies Inc.+                         15          369
Carter-Wallace Inc.                            15          367
Dobson Communications Corp. "A"+               25          367
Gasonics International Corp.+                  30          367
Marimba Inc.+                                  30          367
USinternetworking Inc.+                        55          367
Crawford & Co. "B"                             30          366
Hotel Reservations Network Inc.+               10          366
Niku Corp.+                                    15          366
O'Reilly Automotive Inc.+                      25          366
LCC International Inc. "A"+                    25          363
Visual Networks Inc.+                          55          361
Forest City Enterprises Inc. "A"               10          360
WESCO International Inc.+                      45          360
White Electronic Designs Corp.                 30          360
Spherion Corporation+                          30          358
True North Communications Inc.                 10          358
NCO Group Inc.+                                30          356
Digitas Inc.+                                  20          355
Vialink Co. (The)+                             40          355
Net.B@nk Inc.+                                 30          354
Cambridge Technology Partners Inc.+            80          350
NEON Communications Inc.+                      10          349
THQ Inc.+                                      15          349
SportsLine USA Inc.+                           25          345
SpeedFam-IPEC Inc.+                            30          343
GBC Bancorp                                    10          341
Nhancement Technologies Inc.+                  20          340
Orchid Biosciences Inc.+                       10  $       340
CardioDynamics International Corp.+            65          339
Ticketmaster Online-CitySearch Inc. "B"+       20          339
4Kids Entertainment Inc.+                      20          337
Medallion Financial Corp.                      20          336
Network Commerce Inc.+                         60          336
Labor Ready Inc.+                              80          335
Hickory Tech Corp.                             15          334
Rudolph Technologies Inc.+                     10          334
Talbots Inc. (The)                              5          331
Centennial Cellular Corp. "A"+                 15          330
Neotopia Inc.+                                 30          330
Ampal-American Israel Corp. "A"+               25          328
Astec Industries Inc.+                         30          328
National Data Corp.                            10          328
Strayer Education Inc.                         15          328
Sunrise Assisted Living Inc.+                  15          325
Alamosa PCS Holdings Inc.+                     20          324
IDX Systems Corp.+                             20          322
School Specialty Inc.+                         15          320
Manpower Inc.                                  10          319
VIVUS Inc.+                                    75          319
U.S. Wireless Corp.+                           20          318
Brio Technology Inc.+                          30          317
Cabot Corp.                                    10          317
Take-Two Interactive Software Inc.+            25          314
Cosair Communications Inc.+                    40          312
Airtran Holdings Inc.+                         70          311
Bone Care International Inc.+                  15          311
Modis Professional Services Inc.+              60          311
NorthPoint Communications Group Inc.+          35          311
Advanced Lighting Technologies Inc.+           25          309
National Discounts Brokers Group Inc.+         10          309
Universal Compression Holdings Inc.+           10          309
Thermo Cardiosystems Inc.+                     35          308
Vans Inc.+                                     20          308
Aztar Corp.+                                   20          307
AVT Corp.+                                     55          306
X-Rite Inc.                                    35          306
Sterling Bancshares Inc.                       20          305
Fairfield Communities Inc.+                    30          304
Penn National Gaming Inc.+                     20          304
World Wrestling Federation Entertainment
  Inc.+                                        20          304
Dexter Corp. (The)                              5          300
Gabelli Asset Management Inc. "A"+             10          300
Independent Bank Corp.                         25          300
Quintus Corp.+                                 35          300


--------------------------------------------------------------------------------
  page 56                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
kForce.com Inc.+                               85  $       297
Daleen Technologies Inc.+                      20          296
Health Care Property Investors Inc.            10          296
Procom Technology Inc.+                        10          296
Sykes Enterprises Inc.+                        55          296
click2learn.com Inc.+                          20          294
Ivex Packaging Corp.+                          30          294
American Classic Voyages Co.+                  20          292
APAC Customer Services Inc.+                   55          292
Basin Exploration Inc.+                        15          292
Digital River Inc.+                            45          290
Queens County Bancorp Inc.                     10          289
VIA NET.WORKS Inc.+                            30          289
American Italian Pasta Co.+                    15          288
Federal Realty Investment Trust                15          287
Genta Inc.+                                    30          287
IMPCO Technologies Inc.+                       10          287
Imperial Bancorp+                              15          287
Mail.com Inc.+                                 55          287
FreeMarkets Inc.+                               5          286
ChromaVision Medical Systems Inc.+             30          285
Homestake Mining Company                       55          285
Travelocity.com Inc.+                          20          284
Saba Software Inc.+                            10          280
Willamette Industries Inc.                     10          280
Borders Group Inc.+                            20          279
Sitel Corp.+                                   95          279
Level 8 Systems Inc.+                          15          276
Cyberoptics Corp.+                             15          275
IMPSAT Fiber Networks Inc.+                    25          275
Ingram Micro Inc. "A"+                         20          275
Media 100 Inc.+                                25          275
Penton Media Inc.                              10          275
MKS Instruments Inc.+                          10          274
Pac-West Telecomm Inc.+                        30          274
Persistence Software Inc.+                     25          273
Exchange Applications Inc.+                    60          272
Savvis Communications Corp.+                   30          270
Dover Downs Entertainment Inc.                 20          269
Celsion Corporation+                          110          268
Diagnostic Products Corp.                       5          268
MTI Technology Corp.+                          70          267
CARBO Ceramics Inc.                            10          266
First Midwest Bancorp Inc.                     10          266
United National Bancorp                        15          266
Extended Stay America Inc.+                    20  $       265
Sagent Technology Inc.+                        35          265
Versata Inc.+                                  10          265
Advanced Marketing Services Inc.               15          264
e.spire Communications Inc.+                   90          264
Horizon Offshore Inc.+                         15          264
Silicon Valley Group Inc.+                     10          263
Columbia Laboratories Inc.+                    45          262
Intraware Inc.+                                35          261
IXYS Corporation+                              10          261
Swift Transportation Co. Inc.+                 20          261
Penn Virginia Corp.                            10          260
Theragenics Corp.+                             40          260
Razorfish Inc.+                                25          258
Chittenden Corp.                               10          257
Fibernet Telecom Group Inc.+                   15          254
Davox Corp.+                                   25          252
24/7 Media Inc.+                               25          252
Ackerly Group Inc. (The)                       25          250
META Group Inc.+                               20          248
Osicom Technologies Inc.+                      10          248
Rica Foods Inc.+                               15          248
Saga Communications Inc.+                      15          248
On Command Corp.+                              20          246
Cathay Bancorp Inc.                             5          244
Intelect Communications Inc.+                 170          244
Mediacom Communications Corp.+                 15          242
DLJdirect Inc.+                                35          241
Meridian Resource Corp. (The)+                 35          241
Fritz Companies Inc.+                          20          240
Paradigm Genetics Inc.+                        10          239
eMerge Interactive Inc. "A"+                   15          238
Websense Inc.+                                 10          238
Whitehall Jewellers Inc.+                      30          238
First Financial Bancorp                        15          236
Playtex Products Inc.+                         20          236
Spectralink Corp.+                             25          236
Jakks Pacific Inc.+                            25          235
Universal Access Inc.+                         20          235
Wild Oats Markets Inc.+                        20          235
Be Free Inc.+                                  55          234
VaxGen Inc.+                                   10          234
Knight Transportation Inc.+                    15          233
Latitude Communications Inc.+                  30          233
SBS Technologies Inc.+                         10          233
Philadelphia Suburban Corp.                    10          232
Guilford Pharmaceuticals Inc.+                 10          231


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 57
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Prodigy Communications Corp. "A"+              45  $       231
Anesta Corp.+                                  10          230
Steel Dynamics Inc.+                           25          230
Gentek Inc.                                    15          229
Software Technologies Corp.+                   10          229
American TeleSource International Inc.+        98          227
WMS Industries Inc.+                           10          225
Roslyn Bancorp Inc.                            10          224
Airnet Communications Corp.+                   10          223
Breakaway Solutions Inc.+                      25          223
Century Business Services+                    170          223
Hollywood Entertainment Corp.+                 30          223
McAfee.com Corp.+                              15          223
Sonic Foundry Inc.+                            25          222
Key Productions Co. Inc.+                      10          221
Tennant Co.                                     5          221
MyPoints.com Inc.+                             40          220
Grant Prideco Inc.+                            10          219
ITXC Corp.+                                    15          219
OM Group Inc.                                   5          218
PETCO Animal Supplies Inc.+                    10          218
Actuant Corp. "A"                              55          217
Network Plus Corp.+                            25          216
SmartDisk Corp.+                               15          216
Electronics Boutique Holdings Corp.+           10          215
Calico Commerce Inc.+                          35          214
NetManage Inc.+                               100          213
Skyline Corp.                                  10          213
CPI Corp.                                      10          212
NL Industries Inc.                             10          212
Hutchinson Technology Inc.+                    10          211
Coca-Cola Bottling Co.                          5          210
e.MedSoft.com+                                 80          210
Extensity Inc.+                                10          210
Keebler Foods Co.                               5          210
Management Network Group Inc. (The)+           10          209
NETsilicon Inc.+                               10          209
Mesa Air Group Inc.+                           38          208
Grace (W.R.) & Company+                        30          206
ePlus Inc.+                                    10          205
Silicon Laboratories Inc.+                      5          205
North Pittsburgh Systems Inc.                  15          204
Pier 1 Imports Inc.                            15          203
CSK Auto Corp.+                                45          202
U.S. Can Corp.+                                10          198
Unigraphics Solutions Inc.+                    10  $       196
Bausch & Lomb Inc.                              5          195
Casey's General Store Inc.                     15          195
COPE Inc.+                                      5          195
Tuesday Morning Corp.+                         25          195
Oshkosh Truck Corp.                             5          194
Predictive Systems Inc.+                       10          193
CoorsTek Inc.+                                  5          191
7-Eleven Inc.+                                 15          191
AsiaInfo Holdings Inc.+                        10          189
Paradyne Networks Inc.+                        35          189
Hanover Direct Inc.+                          335          188
C-bridge Internet Solutions Inc.+              10          187
United Natural Foods Inc.+                     15          186
CoStar Group Inc.+                              5          185
O'Charleys Inc.+                               15          185
DSL.net Inc.+                                  60          184
Geoworks Corp.+                                25          184
Choice One Communications Inc.+                15          183
Metawave Communications Corp.+                 10          183
Optical Cable Corp.+                            8          183
Arrow International Inc.                        5          182
Vector Group Ltd.                              11          182
Juno Online Services Inc.+                     45          180
Ocular Sciences Inc.+                          15          180
Star Scientific Inc.+                          45          180
SmartServ Online Inc.+                          5          179
UCBH Holdings Inc.                              5          179
Blockbuster Inc.                               20          176
Gulf Island Fabrication Inc.+                  10          176
Inforte Corp.+                                  5          176
Denbury Resources Inc.+                        25          175
Lante Corp.+                                   35          175
Viador Inc.+                                   20          175
Golden Telecom Inc.+                           10          174
SciQuest.com Inc.+                             25          173
Steven Madden Ltd.+                            20          173
Alexandria Real Estate Equities Inc.            5          172
eGlobe Inc.+                                  140          171
US LEC Corp. "A"+                              20          171
Crossroads Systems Inc.+                       20          170
Electric Lightwave Inc. "A"+                   20          170
netGuru Inc.+                                  10          170
Guess ? Inc.+                                  15          169
Private Media Group Ltd.+                      30          169
Furniture Brands International Inc.+           10          166
Sonic Automotive Inc.+                         20          166


--------------------------------------------------------------------------------
  page 58                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Vicinity Corp.+                                15  $       165
Collins & Aikman Corp.+                        35          164
Interact Commerce Corporation+                 15          164
Footstar Inc.+                                  5          162
Liqui-Box Corp.                                 5          162
Olin Corp.                                     10          162
Invacare Corp.                                  5          161
Ha-Lo Industries Inc.+                         40          160
Aperian Inc.+                                  25          159
Buca Inc.+                                     15          159
Edison Schools Inc.+                            5          159
Quokka Sports Inc.+                            40          159
Penn Engineering & Manufacturing Corp.          5          157
Liberty Livewire Corporation "A"+               5          154
Deltek Systems Inc.+                           20          153
International Bancshares Corp.                  5          153
Casella Waste Systems Inc. "A"+                15          152
InterWorld Corp.+                              40          152
Wabtec Corporation                             15          152
infoUSA Inc.+                                  30          150
Information Architects Corp.+                  45          149
Triad Guaranty Inc.+                            5          149
Avis Rent A Car Inc.+                           5          148
SVI Holdings Inc.+                             30          148
ArvinMeritor Inc.                              10          147
Anixter International Inc.+                     5          146
Beasley Broadcast Group Inc. "A"+              15          145
FirePond Inc.+                                 10          145
Alberto-Culver Co. "B"                          5          144
Network Access Solutions Corp.+                35          144
Tritel Inc.+                                   10          143
Crown Media Holdings Inc.+                     10          142
Gadzoox Networks Inc.+                         20          142
Net Perceptions Inc.+                          30          142
Texas Regional Bancshares "A"                   5          142
G&K Services Inc. "A"                           5          140
Midway Games Inc.+                             20          140
First Consulting Group Inc.+                   25          139
National Information Consortium Inc.+          35          139
Regent Communications Inc.+                    25          139
NetZero Inc.+                                  65          138
Nexell Therapeutics Inc.+                      15          138
Harte-Hanks Inc.                                5          136
Unify Corp.+                                   35          136
Coldwater Creek Inc.+                           5          135
Chateau Communities Inc.                        5  $       134
Inprise Corp.+                                 25          134
GoAmerica Inc.+                                15          133
TenFold Corp.+                                 30          133
Forcenergy Inc.+                                5          131
Expedia Inc. "A"+                              10          130
Jones Lang LaSalle Inc.+                       10          130
NET2000 Communications Inc.+                   20          128
Nucentrix Broadband Networks Inc.+              5          128
GlobalNet Financial.com Inc.+                  20          126
Gliatech Inc.+                                 20          125
Global Industries Ltd.+                        10          125
Ramp Networks Inc.+                            35          124
Covance Inc.+                                  15          123
PepsiAmericas Inc.+                            35          123
Financial Federal Corp.+                        5          121
Hollywood.com Inc.+                            20          121
Voyager.net Inc.+                              20          121
AptarGroup Inc.                                 5          120
Cubic Corp.                                     5          119
American Capital Strategies Ltd.                5          118
Belden Inc.                                     5          118
Gaylord Container Corporation "A"+             70          118
Otter Tail Power Co.                            5          116
eBenx Inc.+                                    10          113
Griffon Corporation+                           15          113
Metromedia International Group Inc.+           30          112
Mueller Industries Inc.+                        5          112
Mail-Well Inc.+                                25          111
NEON Systems+                                  10          110
SLI Inc.                                       15          110
Glenayre Technologies Inc.+                    10          109
Group 1 Automotive Inc.+                       10          109
Mohawk Industries Inc.+                         5          109
Sinclair Broadcast Group "A"+                  10          109
Z-Tel Technologies Inc.+                       15          109
Stein Mart Inc.+                               10          108
CACI International Inc. "A"+                    5          107
NetCreations Inc.+                             10          107
Reliance Steel & Aluminum Co.                   5          105
E.W. Blanch Holdings Inc.                       5          104
Woodhead Industries Inc.                        5          104
Mediaplex Inc.+                                25          103
Navigant Consulting Co.+                       30          103
Arguss Holdings Inc.+                           5          102
Computer Horizons Corp.+                       15          102
iBeam Broadcasting Corp.+                      15          102


--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 59
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
U.S. Interactive Inc.+                         40  $       101
Vail Resorts Inc.+                              5          101
Cysive Inc.+                                   15          100
Hearst-Argyle Television Inc.+                  5          100
On2.com Inc.+                                  40          100
Technology Solutions Co.+                      40          100
Digital Impact Inc.+                           15           99
F&M Bancorp                                     5           99
United Bancshares Inc.                          5           98
AMCOL International Corp.                      20           97
First Commonwealth Financial Corp.             10           97
Convergent Communications Inc.+                30           96
Corillian Corp.+                               10           96
Preview Systems Inc.+                          10           95
Register.com+                                  10           95
S&T Bancorp Inc.                                5           95
D.R. Horton Inc.                                5           94
Frontier Financial Corp.                        5           94
Del Monte Foods Co.+                           15           93
AppliedTheory Corp.+                           15           92
Earthgrains Company (The)                       5           92
Gaiam Inc.+                                     5           92
Exide Corp.                                    10           91
GetThere.com Inc.+                              5           88
Xceed Inc.+                                    35           88
ESCO Technologies Inc.+                         5           87
Heartland Express Inc.+                         5           87
Net.Genesis Corp.+                             10           87
City Bank                                       5           86
Eprise Corp.+                                  10           86
Photogen Technologies Inc.+                    20           85
Oceaneering International Inc.+                 5           83
Trendwest Resorts Inc.+                         5           83
EarthShell Corp.+                              65           81
Encompass Service Corp.+                       10           81
Polo Ralph Lauren Corp.+                        5           81
Callon Petroleum Corp.+                         5           79
American Technical Ceramics Corp.+              5           78
Anchor Bancorp Wisconsin Inc.                   5           78
NetObjects Inc.+                               25           78
Syntel Inc.+                                   10           78
Chordiant Software Inc.+                       10           77
Harland (John H.) Co.                           5           77
NetSol International Inc.+                      5           76
AGENCY.com Inc.+                                5           75
Playboy Enterprises Inc. "B"+                   5  $        75
Total Renal Care Holdings+                     10           75
Bebe Stores Inc.+                               5           74
Sylvan Learning Systems Inc.+                   5           74
Wackenhut Corp.+                                5           74
AmeriPath Inc.+                                 5           72
GRIC Communications Inc.+                      10           72
Azurix Corp.+                                  20           71
NetSolve Inc.+                                 10           71
Spiegel Inc. "A"                               10           70
Oneida Ltd.                                     5           69
Conmed Corp.+                                   5           68
Res-Care Inc.+                                 15           68
Onvia.com Inc.+                                15           67
USB Holding Co. Inc.                            5           67
Telocity Inc.+                                 20           66
Sequoia Software Corp.+                        10           65
Switchboard Inc.+                              10           65
Xpedior Inc.+                                  20           65
JDA Software Group Inc.+                        5           64
ValueClick Inc.+                               10           64
Blaze Software Inc.+                            5           63
CAIS Internet Inc.+                            13           63
Aspect Medical Systems Inc.+                    5           62
Oratec Interventions Inc.+                      5           61
Telaxis Communications Corp.+                  10           61
NBT Bancorp Inc.                                5           60
RPC Inc.                                        5           59
ANC Rental Corp.+                              10           57
Blount International Inc.+                      5           56
Neoforma.com Inc.+                             15           56
Envision Development Corp.+                     5           55
EpicEdge Inc.+                                 20           55
American Axle & Manufacturing Holdings
  Inc.+                                         5           54
Deltathree.com Inc.+                           15           54
Hayes Lemmerz International Inc.+               5           54
Sonic Innovations Inc.+                         5           53
Genomic Solutions Inc.+                         3           52
Stride Rite Corp.                              10           51
Watsco Inc.                                     5           51
1-800-FLOWERS.com Inc.+                        10           50
Avenue A Inc.+                                 10           50
Trans World Entertainment Corp.+                5           50
NPC International Inc.+                         5           49
Billing Concepts Corp.+                        15           48
Wabash National Corp.                           5           46
Capstead Mortgage Corp.                         5           45


--------------------------------------------------------------------------------
  page 60                                                                iShares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Belco Oil & Gas Corp.+                          5  $        44
ICG Communications Inc.+                      100           44
LivePerson Inc.+                               10           44
Modem Media Inc.+                              10           43
Parexel International Corp.+                    5           43
buy.com Inc.+                                  15           42
Stockwalk.com Group Inc.+                      10           42
Triangle Pharmaceuticals Inc.+                  5           42
Caldera Systems Inc.+                          10           41
FirstWorld Communications Inc. "B"+            20           40
MarketWatch.com Inc.+                           5           40
Analysts International Corp.                    5           36
eMachines Inc.+                                35           36
Musicland Stores Corp.+                         5           35
Integrated Electrical Services Inc.+            5           34
Landry's Seafood Restaurants Inc.               5           34
Source Information Management Co.+              5           34
PEC Solutions Inc.+                             5           32
FutureLink Corp.+                              10           31
Metals USA Inc.                                10           29
Cypress Communications Inc.+                   10           27
Digital Courier Technologies Inc.+             15           27
Scientific Learning Corp.+                      5           27
Gold Bancorp Inc.                               5           26
Sema Group PLC+                                 1           26
barnesandnoble.com Inc.+                        5           25
EEX Corp.+                                      5           24
Netpliance Inc.+                               15           23
Thermo Fibertek Inc.+                           5           21
Fedders Corp.                                   5           19
Uproar Inc.+                                    5           19
Coolsavings.com Inc.+                           5           14
--------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $16,761,715)                                 16,266,043
--------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value
  of $10,655 and an effective yield of
  6.25%.                                   $10,649   $    10,649
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $10,649)                                           10,649
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 100.01%
(Cost: $16,772,364)                                   16,276,692
----------------------------------------------------------------
Other Assets, Less Liabilities - (0.01%)                  (1,154)
----------------------------------------------------------------
NET ASSETS - 100.00%                                 $16,275,538
================================================================

  +   Non-income earning securities.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
iShares Schedules Of Investments                                         page 61
iShares Russell 3000 Value Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.91%
--------------------------------------------------------------
Exxon Mobil Corp.                           9,203  $   820,207
Citigroup Inc.                             11,887      642,641
American International Group Inc.           5,275      504,752
SBC Communications Inc.                     9,003      450,150
Verizon Communications                      7,180      347,781
Johnson & Johnson                           3,470      325,963
AT&T Corp.                                  9,938      291,929
Morgan Stanley Dean Witter & Co.            3,010      275,227
Procter & Gamble Co.                        3,513      235,371
Bank of America Corp.                       4,333      226,941
Merck & Co. Inc.                            3,043      226,513
Disney (Walt) Co.                           5,508      210,681
Wells Fargo & Company                       4,350      199,828
BellSouth Corp.                             4,963      199,761
American Express Co.                        3,173      192,760
Fannie Mae                                  2,693      192,549
Abbott Laboratories                         3,700      175,981
Philip Morris Companies Inc.                5,948      175,094
Chase Manhattan Corp.                       3,445      159,116
PepsiCo Inc.                                3,408      156,768
Bristol-Myers Squibb Co.                    2,685      153,381
Chevron Corp.                               1,715      146,204
Boeing Co.                                  2,260      142,380
Merrill Lynch & Co. Inc.                    2,110      139,260
International Business Machines Corp.       1,223      137,587
General Electric Co.                        2,353      135,739
Hewlett-Packard Co.                         1,355      131,435
WorldCom Inc.+                              4,310      130,916
Ford Motor Company+                         4,999      126,537
AT&T - Liberty Media Group "A"+             6,798      122,364
Bank One Corp.                              3,060      118,192
Bank of New York Co. Inc.                   1,960      109,882
Du Pont (E.I.) de Nemours                   2,568      106,412
McDonald's Corp.                            3,488      105,294
Compaq Computer Corp.                       3,698      101,991
Freddie Mac                                 1,825       98,664
Comcast Corp. "A"+                          2,368       96,940
Minnesota Mining & Manufacturing Co.        1,050       95,681
Marsh & McLennan Companies Inc.               720       95,580
FleetBoston Financial Corp.                 2,383       92,937
Enron Corp.                                 1,060       92,882
General Motors Corp. "A"                    1,425       92,625
Motorola Inc.                               3,245       91,671
Anheuser-Busch Companies Inc.               2,116       89,533
Coca-Cola Co.                               1,543       85,058
First Union Corp.                           2,590       83,366
Duke Energy Corp.                             968       83,006
United Technologies Corp.                   1,160       80,330
Kimberly-Clark Corp.                        1,430       79,812
Texaco Inc.                                 1,455       76,388
Emerson Electric Co.                        1,125       75,375
Associates First Capital Corp.              1,930       73,340
Qwest Communications International Inc.+    1,480       71,133
Household International Inc.                1,245       70,498
Morgan (J.P.) & Co. Inc.                      425       69,434
Allstate Corp.                              1,970       68,457
American Home Products Corp.                1,165       65,895
Honeywell International Inc.                1,840       65,550
Viacom Inc. "B"+                            1,090       63,765
Baxter International Inc.                     765       61,057
Mellon Financial Corp.                      1,295       60,056
Alcoa Inc.                                  2,285       57,839
Washington Mutual Inc.                      1,410       56,136
Southern Co.                                1,718       55,728
Sprint Corp. (FON Group)                    1,860       54,521
Clear Channel Communications Inc.+            945       53,392
American General Corp.                        675       52,650
HCA - The Healthcare Company                1,413       52,458
Firstar Corp.                               2,318       51,865
Target Corporation                          1,998       51,199
Goldman Sachs Group Inc. (The)                445       50,702
State Street Corp.                            390       50,700
PNC Bank Corp.                                770       50,050
Williams Companies Inc.                     1,163       49,137
Northern Trust Corp.                          550       48,881
Lehman Brothers Holdings Inc.                 320       47,280
Fifth Third Bancorp                           870       46,871
US Bancorp Inc.                             1,990       45,273
Dow Chemical Co.                            1,790       44,638
Conoco Inc.                                 1,655       44,582
CIGNA Corp.                                   420       43,848
Pharmacia & Upjohn Inc.                       720       43,335
Hartford Financial Services Group Inc.        585       42,668
Time Warner Inc.                              545       42,646
First Data Corp.                            1,085       42,383
AFLAC Inc.                                    655       41,961
Alltel Corp.                                  745       38,880
UnitedHealth Group Inc.                       393       38,809
Coastal Corp.                                 505       37,433
Gannett Co. Inc.                              700       37,100


--------------------------------------------------------------------------------
  page 62                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
International Paper Co.                     1,270  $    36,433
Chubb Corp.                                   460       36,397
Dominion Resources Inc.                       625       36,289
Illinois Tool Works Inc.                      645       36,039
Costco Wholesale Corp.+                     1,025       35,811
National City Corp.                         1,605       35,511
Phillips Petroleum Co.                        560       35,140
El Paso Energy Corp.                          570       35,126
Heinz (H.J.) Co.                              925       34,283
SunTrust Banks Inc.                           685       34,122
FedEx Corp.+                                  755       33,477
Eastman Kodak Co.                             815       33,313
American Electric Power Inc.                  845       33,061
Wal-Mart Stores Inc.                          675       32,484
Lockheed Martin Corp.                         985       32,466
McGraw-Hill Companies Inc.                    510       32,417
BB&T Corp.                                  1,070       32,234
Safeway Inc.+                                 690       32,214
Anadarko Petroleum Corp.                      480       31,901
Southwest Airlines Co.                      1,305       31,646
CVS Corp.                                     680       31,492
Automatic Data Processing Inc.                465       31,097
Caterpillar Inc.                              918       30,982
FPL Group Inc.                                470       30,902
Wachovia Corp.                                535       30,328
Tenet Healthcare Corp.                        825       30,009
Reliant Energy Inc.                           640       29,760
Bestfoods                                     400       29,100
KeyCorp                                     1,145       28,983
Sara Lee Corp.                              1,425       28,945
Waste Management Inc.                       1,645       28,685
ConAgra Inc.                                1,405       28,188
Halliburton Co.                               565       27,650
St. Paul Companies Inc.                       560       27,615
TXU Corporation                               695       27,539
General Dynamics Corp.                        435       27,323
PECO Energy Co.                               445       26,950
Pitney Bowes Inc.                             680       26,818
Xerox Corp.                                 1,765       26,585
Unicom Corp.                                  470       26,408
Sears, Roebuck and Co.                        805       26,098
Kroger Co.+                                 1,133       25,563
Avon Products Inc.                            625       25,547
Public Service Enterprise Group Inc.          570       25,472
Union Pacific Corp.                           653  $    25,385
Raytheon Co. "B"                              890       25,309
Colgate-Palmolive Co.                         535       25,252
Seagate Technology Inc.+                      365       25,185
Dover Corp.                                   535       25,112
Equity Office Properties Trust                800       24,850
MBNA Corp.                                    640       24,640
PG&E Corp.                                  1,015       24,550
Clorox Co.                                    620       24,529
Nabisco Group Holdings Corp. "A"              860       24,510
Xcel Energy Inc.                              887       24,393
Lincoln National Corp.                        505       24,303
Gillette Co.                                  785       24,237
AXA Financial Inc.                            475       24,195
Comerica Inc.                                 410       23,959
AON Corp.                                     593       23,275
USX-Marathon Group Inc.                       820       23,268
Tribune Co.                                   525       22,903
Burlington Northern Santa Fe Corp.          1,060       22,856
Unocal Corp.                                  640       22,680
Delphi Automotive Systems Corp.             1,490       22,536
Entergy Corp.                                 605       22,536
Weyerhaeuser Co.                              555       22,408
Masco Corp.                                 1,180       21,978
Air Products & Chemicals Inc.                 605       21,780
Aetna Inc.                                    370       21,483
Thermo Electron Corp.+                        822       21,372
Occidental Petroleum Corp.                    970       21,158
Burlington Resources Inc.                     565       20,799
Deere & Co.                                   615       20,449
Paine Webber Group Inc.                       300       20,438
Electronic Data Systems Corp.                 485       20,127
Level 3 Communications Inc.+                  260       20,053
McKesson HBOC Inc.                            653       19,957
MetLife Inc.+                                 760       19,903
Constellation Energy Group Inc.               395       19,651
Ralston Purina Co.                            808       19,140
Consolidated Edison Inc.                      560       19,110
Sysco Corp.                                   410       18,988
Lowe's Companies Inc.                         420       18,848
Baker Hughes Inc.                             505       18,748
Franklin Resources Inc.                       420       18,661
MBIA Inc.                                     260       18,493
Jefferson-Pilot Corp.                         270       18,326
Bear Stearns Companies Inc.                   290       18,270
PPG Industries Inc.                           460       18,256

--------------------------------------------------------------------------------
iShares Schedules Of Investments                                         page 63
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (Continued)
--------------------------------------------------------------
Golden West Financial Corp.                   335  $    17,964
Cardinal Health Inc.                          200       17,637
Marriott International Inc.                   483       17,599
Becton Dickinson & Co.                        665       17,581
Apple Computer Inc.+                          680       17,510
CP&L Energy Inc.                              420       17,509
New York Times Co. "A"                        445       17,494
NTL Inc.+                                     375       17,367
Hughes Electronics Corp.+                     465       17,289
May Department Stores Co.                     843       17,282
MGIC Investment Corp.                         280       17,115
Equity Residential Properties Trust           355       17,040
Northrop Grumman Corp.                        185       16,812
Edison International                          865       16,705
Kerr-McGee Corp.                              250       16,563
Fort James Corp.                              540       16,504
FirstEnergy Corp.                             605       16,297
Wrigley (William Jr.) Co.                     215       16,098
Summit Bancorp                                465       16,043
Newell Rubbermaid Inc.                        700       15,969
Albertson's Inc.                              760       15,960
USA Education Inc.                            330       15,902
PP&L Resources Inc.                           380       15,865
Wellpoint Health Networks Inc.+               165       15,840
Cendant Corp.+                              1,455       15,823
Limited Inc.                                  715       15,775
Infinity Broadcasting Corp.+                  475       15,675
Starwood Hotels & Resorts Worldwide Inc.      500       15,625
Praxair Inc.                                  415       15,511
Columbia Energy Group                         215       15,265
UNUMProvident Corp.                           555       15,124
Ameren Corp.                                  360       15,075
Telephone & Data Systems Inc.                 135       14,945
General Mills Inc.                            420       14,910
Norfolk Southern Corp.                      1,010       14,771
Textron Inc.                                  320       14,760
United Parcel Service Inc.                    260       14,658
Quaker Oats Co.                               185       14,638
Dun & Bradstreet Corp.                        425       14,636
Loews Corp.                                   175       14,591
Federated Department Stores Inc.+             555       14,499
Archer-Daniels-Midland Co.                  1,675       14,445
DTE Energy Co.                                375       14,344
Broadwing Inc.+                               560       14,315
Cincinnati Financial Corp.                    400  $    14,200
Delta Air Lines Inc.                          320       14,200
Charter One Financial Inc.                    578       14,077
Amerada Hess Corp.                            210       14,057
KeySpan Corp.                                 350       14,044
SouthTrust Corp.                              443       13,927
Marshall & Ilsley Corp.                       275       13,784
Ingersoll-Rand Co.                            400       13,550
Hershey Foods Corp.                           250       13,531
Walgreen Co.                                  355       13,468
NEXTLINK Communications Inc.+                 378       13,301
Regions Financial Corp.                       580       13,159
Cinergy Corp.                                 395       13,060
Florida Progress Corp.                        245       12,970
Biomet Inc.                                   370       12,950
AMR Corp.+                                    395       12,912
Mattel Inc.                                 1,130       12,642
CSX Corp.                                     575       12,542
PerkinElmer Inc.                              120       12,525
Rockwell International Corp.                  410       12,403
Devon Energy Corp.                            206       12,391
Synovus Financial Corp.                       580       12,289
Kinder Morgan Inc.                            300       12,281
Cadence Design Systems Inc.+                  475       12,202
Ambac Financial Group Inc.                    165       12,086
SPX Corp.+                                     85       12,065
Johnson Controls Inc.                         225       11,967
Amsouth Bancorp                               955       11,937
Union Carbide Corp.                           315       11,891
Tosco Corp.                                   380       11,851
Edwards (A.G.) Inc.                           225       11,770
Interpublic Group of Companies Inc.           345       11,752
Union Planters Corp.                          355       11,737
Eaton Corp.                                   190       11,709
Zions Bancorp                                 225       11,507
Progressive Corporation                       140       11,463
Pinnacle West Capital Corp.                   225       11,447
Avery Dennison Corp.                          245       11,362
Countrywide Credit Industries Inc.            300       11,325
Stilwell Financial Inc.+                      260       11,310
Sempra Energy                                 540       11,239
Allegheny Energy Inc.                         290       11,074
Campbell Soup Co.                             425       10,997
Fortune Brands Inc.                           415       10,997
Gilead Sciences Inc.+                         100       10,969
Danaher Corp.                                 220       10,945

--------------------------------------------------------------------------------
  page 64                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
TRW Inc.                                      265  $    10,766
SunGard Data Systems Inc.+                    250       10,703
National Commerce Bancorp                     535       10,667
Georgia-Pacific Corp.                         450       10,575
Park Place Entertainment Corp.+               690       10,436
Old Kent Financial Corp.                      360       10,418
DPL Inc.                                      350       10,412
Goodrich (B.F.) Co.                           265       10,385
GPU Inc.                                      320       10,380
AT&T Wireless Group+                          495       10,340
M&T Bank Corp.                                 20       10,200
Hilton Hotels Corp.                           880       10,175
CenturyTel Inc.                               370       10,082
Computer Sciences Corp.+                      135       10,024
Parker Hannifin Corp.                         295        9,956
ENSCO International Inc.                      260        9,945
St. Jude Medical Inc.+                        195        9,945
Vulcan Materials Co.                          245        9,846
North Fork Bancorp                            455        9,839
Huntington Bancshares Inc.                    665        9,767
Knight Ridder Inc.                            190        9,654
Popular Inc.                                  355        9,607
Toys R Us Inc.+                               590        9,588
TECO Energy Inc.                              330        9,488
Weatherford International Inc.+               220        9,460
Montana Power Co.                             280        9,345
Citizen Communications Co.+                   695        9,339
Torchmark Corp.                               335        9,317
CIT Group Inc. (The)                          530        9,275
Genzyme General Division+                     135        9,205
SAFECO Corp.                                  335        9,129
Sabre Holdings Corp.                          315        9,115
Block (H & R) Inc.                            245        9,080
Legg Mason Inc.                               155        9,009
TJX Companies Inc.                            400        9,000
Cablevision Systems Corp.+                    135        8,952
Allmerica Financial Corp.                     140        8,951
Kellogg Co.                                   370        8,949
Dana Corp.                                    415        8,922
Spieker Properties Inc.                       155        8,922
Genuine Parts Co.                             465        8,864
Harcourt General Inc.                         150        8,850
Ecolab Inc.                                   245        8,835
Harrah's Entertainment Inc.+                  320        8,800
R.J. Reynolds Tobacco Holdings Inc.           270  $     8,708
Arrow Electronics Inc.+                       255        8,686
Phelps Dodge Corp.                            205        8,559
Donaldson, Lufkin & Jenrette Inc.              95        8,497
Northeast Utilities                           390        8,458
Tektronix Inc.                                110        8,449
First Security Corp.                          515        8,401
Genentech Inc.+                                45        8,356
AvalonBay Communities Inc.                    175        8,345
Healthsouth Corp.+                          1,025        8,328
LG&E Energy Corp.                             340        8,309
Intuit Inc.+                                  145        8,265
DST Systems Inc.+                              70        8,225
American Standard Companies Inc.+             185        8,221
Price (T. Rowe) Associates                    175        8,214
Internet Capital Group LLC+                   470        8,196
Leggett & Platt Inc.                          515        8,143
NCR Corp.+                                    215        8,130
Penney (J.C.) Company Inc.                    688        8,127
Watson Pharmaceutical Inc.+                   125        8,109
Cooper Industries Inc.                        230        8,107
Duke-Weeks Realty Corp.                       335        8,082
Mylan Laboratories Inc.                       300        8,081
Crown Castle International Corp.+             260        8,076
Apartment Investment & Management
  Co. "A"                                     175        8,061
Servicemaster Co.                             815        8,048
Nike Inc. "B"                                 200        8,013
Mallinckrodt Group Inc.                       175        7,984
Tricon Global Restaurants Inc.+               260        7,963
AutoZone Inc.+                                350        7,941
TCF Financial Corp.                           210        7,901
Kmart Corp.+                                1,315        7,890
CMS Energy Corp.                              290        7,812
Potomac Electric Power Co.                    310        7,808
Sherwin-Williams Co.                          365        7,802
NiSource Inc.                                 320        7,800
Advanced Micro Devices Inc.+                  330        7,796
SCANA Corp.                                   250        7,719
Black & Decker Corp.                          225        7,692
Cox Communications Inc. "A"+                  200        7,650
Rohm & Haas Co. "A"                           260        7,556
Old Republic International Corp.              310        7,459
Sigma-Aldrich Corp.                           225        7,425
Apache Corp.                                  125        7,391
Eastman Chemical Co.                          200        7,387
Goodyear Tire & Rubber Co.                    410        7,380

--------------------------------------------------------------------------------
iShares Schedules Of Investments                                         page 65
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Nabisco Holdings Corp.                        135  $     7,256
Cabletron Systems Inc.+                       245        7,197
American Tower Corp.+                         190        7,161
Willamette Industries Inc.                    255        7,140
Hancock (John) Financial Services Inc.+       265        7,122
Westvaco Corp.                                265        7,072
American Water Works Inc.                     255        7,028
Ceridian Corp.+                               250        7,016
Whirlpool Corp.                               180        6,998
ICN Pharmaceuticals Inc.                      210        6,982
ITT Industries Inc.                           215        6,974
Greenpoint Financial Corp.                    235        6,962
First Tennessee National Corp.                340        6,949
Global Marine Inc.+                           225        6,947
PACCAR Inc.                                   185        6,857
Brown-Forman Corp. "B"                        125        6,844
Ocean Energy Inc.+                            440        6,793
Energy East Corp.                             300        6,787
Nucor Corp.                                   225        6,778
Southdown Inc.                                 95        6,769
Darden Restaurants Inc.                       325        6,764
Banknorth Group Inc.                          375        6,703
Conseco Inc.                                  865        6,596
Coca-Cola Enterprises Inc.                    410        6,534
Mercantile Bankshares Corp.                   180        6,533
Avnet Inc.                                    230        6,526
Pall Corp.                                    325        6,480
Newmont Mining Corp.                          380        6,460
Simon Property Group Inc.                     275        6,445
Maytag Corp.                                  205        6,368
Dime Bancorp Inc.                             295        6,361
Diamond Offshore Drilling Inc.                155        6,355
Utilicorp United Inc.                         245        6,339
3Com Corp.+                                   330        6,332
Sunoco Inc.                                   235        6,330
Novell Inc.+                                  635        6,310
Wisconsin Energy Corp.                        315        6,280
Bowater Inc.                                  135        6,269
Ashland Inc.                                  185        6,232
Niagara Mohawk Holdings Inc.+                 395        6,221
UST Inc.                                      270        6,176
Alliant Energy Corp.                          210        6,169
Neuberger Berman Inc.                         100        6,150
Compass Bancshares Inc.                       315        6,142
Vornado Realty Trust                          165  $     6,126
Energizer Holdings Inc.+                      250        6,125
Radian Group Inc.                              90        6,075
Office Depot Inc.+                            775        6,055
DQE Inc.                                      150        6,019
Boston Properties Inc.                        140        6,011
Coors (Adolph) Company "B"                     95        6,003
Fluor Corp.                                   200        6,000
Fiserv Inc.+                                  100        5,987
Mead Corp.                                    255        5,961
Quantum DLT & Storage Group+                  395        5,950
VF Corp.                                      240        5,925
Grant Prideco Inc.+                           270        5,923
Manpower Inc.                                 185        5,908
Donnelley (R.R.) & Sons Co.                   240        5,895
Commerce Bancshares Inc.                      160        5,890
National Fuel Gas Co.                         105        5,887
Questar Corp.                                 210        5,841
NSTAR                                         145        5,836
Ultramar Diamond Shamrock Corp.               230        5,836
Noble Drilling Corp.+                         115        5,779
MCN Energy Group Inc.                         225        5,766
Staples Inc.+                                 403        5,718
Puget Sound Energy Inc.                       225        5,709
Bard (C.R.) Inc.                              135        5,704
Dynegy Inc.                                   100        5,700
Prologis Trust                                240        5,700
Safeguard Scientifics Inc.+                   285        5,682
Host Marriott Corp.                           505        5,681
Sovereign Bancorp Inc.                        605        5,596
Liz Claiborne Inc.                            145        5,583
Crescent Real Estate Equities Co.             250        5,578
Republic Services Inc. "A"+                   425        5,578
Fox Entertainment Group Inc.+                 210        5,565
First Virginia Banks Inc.                     130        5,541
Public Storage Inc.                           230        5,506
Nabors Industries Inc.+                       105        5,502
UAL Corp.                                     130        5,460
Shaw Industries Inc.                          295        5,458
Engelhard Corp.                               335        5,444
PMI Group Inc. (The)                           80        5,420
Sybase Inc.+                                  235        5,405
Equitable Resources Inc.                       85        5,387
Noble Affiliates Inc.                         145        5,383
USA Networks Inc.+                            245        5,375
Hillenbrand Industries Inc.                   120        5,370

--------------------------------------------------------------------------------
  page 66                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
McCormick & Co. Inc.                          180  $     5,355
MGM Grand Inc.                                140        5,346
Comdisco Inc.                                 280        5,337
Viad Corp.                                    200        5,313
CarrAmerica Realty Corp.                      175        5,294
BJ's Wholesale Club Inc.+                     155        5,289
Kimco Realty Corp.                            125        5,281
Washington Post Company (The) "B"              10        5,279
Autoliv Inc.                                  270        5,265
Trigon Healthcare Inc.+                       100        5,256
BancWest Corporation                          270        5,248
GATX Corporation                              125        5,234
Cabot Corp.                                   165        5,228
Tiffany & Co.                                 135        5,206
Hasbro Inc.                                   455        5,204
Super Value Inc.                              345        5,197
Molex Inc.                                     95        5,172
Flowers Industries Inc.                       265        5,167
Jones Apparel Group Inc.+                     195        5,167
Hibernia Corp. "A"                            420        5,145
Visteon Corp.                                 340        5,143
Grainger (W.W.) Inc.                          195        5,131
Brinker International Inc.+                   170        5,121
Delhaize America Inc. "B"                     305        5,109
Pactiv Corp.+                                 455        5,090
Stanley Works (The)                           220        5,074
iStar Financial Inc.                          225        5,048
Covad Communications Group Inc.+              375        5,016
Beckman Coulter Inc.                           65        5,013
Erie Indemnity Co. "A"                        170        4,994
Precision Castparts Corp.                     130        4,989
Centex Corp.                                  155        4,979
UnitedGlobalCom Inc. "A"+                     165        4,950
Navistar International Corp.+                 165        4,940
FirstMerit Corp.                              215        4,932
International Flavors & Fragrances Inc.       270        4,927
Valero Energy Corp.                           140        4,926
Wendy's International Inc.                    245        4,915
Diebold Inc.                                  185        4,914
Sepracor Inc.+                                 40        4,908
Belo (A.H.) Corp.                             265        4,886
Bausch & Lomb Inc.                            125        4,867
EOG Resources Inc.                            125        4,859
Associated Bancorp                            185        4,856
Liberty Property Trust                        175        4,813
Martin Marietta Materials Inc.                125        4,785
MONY Group Inc.                               120        4,785
MDU Resources Group Inc.                      160        4,760
PeopleSoft Inc.+                              170        4,749
Temple-Inland Inc.                            125        4,734
Sonoco Products Co.                           260        4,696
Unisys Corp.+                                 415        4,669
WebMD Corp.+                                  305        4,651
Astoria Financial Corp.                       120        4,635
IDACorp Inc.                                  100        4,625
Rouse Co.                                     185        4,613
R&B Falcon Corporation+                       165        4,599
IPALCO Enterprises Inc.                       200        4,575
Post Properties Inc.                          105        4,574
Humana Inc.+                                  425        4,569
Wilmington Trust Corp.                         85        4,558
Harris Corp.                                  160        4,550
Adelphia Communications Corp. "A"+            165        4,548
Allied Waste Industries Inc.+                 495        4,548
Dow Jones & Co. Inc.                           75        4,537
National-Oilwell Inc.+                        145        4,531
At Home Corp. "A"+                            320        4,520
Foundation Health Systems Inc.+               270        4,489
Tech Data Corp.+                              105        4,489
Eastern Enterprises                            70        4,467
Venator Group Inc.+                           360        4,455
AMB Property Corp.                            180        4,421
Kansas City Power & Light Co.                 165        4,403
Adaptec Inc.+                                 220        4,400
Old National Bancorp                          145        4,386
Solectron Corp.+                               95        4,382
Valley National Bancorp                       160        4,370
OGE Energy Corp.                              205        4,369
FMC Corp.+                                     65        4,359
Pepsi Bottling Group Inc.                     145        4,359
General Growth Properties Inc.                135        4,345
NICOR Inc.                                    120        4,343
Tidewater Inc.                                 95        4,323
Continental Airlines Inc. "B"+                 95        4,317
ALLETE                                        195        4,314
Bank United Corp. "A"                          85        4,308
Archstone Communities Trust                   175        4,298
Conectiv Inc.                                 240        4,290
True North Communications Inc.                120        4,290
Bergen Brunswig Corp. "A"                     365        4,266


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 67
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Circuit City Stores Inc.                      185  $     4,255
Capital One Financial Corp.                    60        4,204
Outback Steakhouse Inc.+                      155        4,204
Protective Life Corp.                         140        4,183
Bemis Co.                                     130        4,176
Transatlantic Holdings Inc.                    45        4,163
Whitman Corp.                                 360        4,163
Arden Realty Inc.                             155        4,156
Golden State Bancorp Inc.                     175        4,134
Nordstrom Inc.                                265        4,124
Pride International Inc.+                     155        4,108
Mandalay Resort Group Inc.+                   160        4,100
City National Corp.                           105        4,056
Chiron Corp.+                                  90        4,050
IBP Inc.                                      220        4,029
Reckson Associates Realty Corp.               158        4,029
Centura Banks Inc.                            105        4,023
Dentsply International Inc.                   115        4,018
Quest Diagnostics Inc.+                        35        4,016
Brunswick Corp.                               220        4,015
Primedia Inc.+                                245        4,012
Hercules Inc.                                 280        3,955
Rite Aid Corp.                                980        3,920
Cullen/Frost Bankers Inc.                     120        3,900
Western Resources Inc.                        180        3,893
Murphy Oil Corp.                               60        3,889
Hubbell Inc. "B"                              155        3,885
Reynolds & Reynolds Co. "A"                   195        3,876
Deluxe Corp.                                  190        3,859
Boise Cascade Corp.                           145        3,852
BRE Properties Inc.                           120        3,840
Smithfield Foods Inc.+                        145        3,806
Unitrin Inc.                                  120        3,803
Suiza Foods Corp.+                             75        3,802
Litton Industries Inc.+                        85        3,798
Scripps (E.W.) Company                         70        3,780
AES Corp.+                                     55        3,767
Allied Capital Corp.                          180        3,735
Hudson United Bancorp                         135        3,729
Lennar Corp.                                  125        3,711
Chris-Craft Industries Inc.+                   45        3,707
Saks Inc.+                                    375        3,703
IndyMac Mortgage Holdings Inc.                180        3,701
IMC Global Inc.                               255        3,697
Roslyn Bancorp Inc.                           165        3,692
Sierra Pacific Resources Corp.                205        3,690
Pioneer Natural Resources Co.+                260        3,689
Cytec Industries Inc.+                        110        3,678
Great Lakes Chemical Corp.                    125        3,664
Highwoods Properties Inc.                     155        3,662
AutoNation Inc.+                              610        3,660
Charter Communications Inc.+                  225        3,660
Smurfit-Stone Container Corp.+                305        3,660
Snap-On Inc.                                  155        3,652
Sky Financial Group Inc.                      205        3,639
StanCorp Financial Group Inc.                  85        3,634
Allegheny Technologies Inc.                   200        3,625
Helmerich & Payne Inc.                        100        3,612
Lear Corp.+                                   175        3,598
Pacific Century Financial Corp.               210        3,596
Crown Cork & Seal Co. Inc.                    335        3,580
Owens-Illinois Inc.+                          385        3,561
Tootsie Roll Industries Inc.                   90        3,533
Homestake Mining Company                      680        3,528
Webster Financial Corp.                       130        3,502
UnionBanCal Corporation                       150        3,497
Georgia-Pacific (Timber Group)                130        3,494
Pentair Inc.                                  130        3,478
Fidelity National Financial Inc.              140        3,465
Raymond James Financial Corp.                 105        3,458
Steelcase Inc.                                205        3,434
Westwood One Inc.+                            160        3,430
Hormel Foods Corp.                            205        3,421
Health Care Property Investors Inc.           115        3,407
L-3 Communications Holdings Inc.+              60        3,390
Mack-Cali Realty Corp.                        120        3,383
Franchise Finance Corporation of America      150        3,375
Kaufman & Broad Home Corp.                    125        3,367
Payless Shoesource Inc.+                       60        3,360
Tyson Foods Inc. "A"                          335        3,350
Critical Path Inc.+                            55        3,341
Varco International Inc.+                     160        3,330
Pier 1 Imports Inc.                           245        3,323
Storage Technology Corp.+                     245        3,323
Winn-Dixie Stores Inc.                        230        3,306
Dexter Corp. (The)                             55        3,300
Washington Federal Inc.                       145        3,299
Manor Care Inc.+                              210        3,294
Cummins Engine Company Inc.                   110        3,293
Metromedia Fiber Network Inc.+                135        3,282


--------------------------------------------------------------------------------
  page 68                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Florida East Coast Industries Inc.             80  $     3,280
USX-U.S. Steel Group Inc.                     215        3,265
Smith International Inc.+                      40        3,263
Vectren Corporation                           160        3,250
Neiman-Marcus Group Inc. "A"+                 100        3,244
Affiliated Computer Services Inc.+             65        3,242
Vishay Intertechnology Inc.+                  105        3,229
Washington Gas Light Co.                      120        3,225
Bancorp South Inc.                            223        3,206
Crane Co.                                     140        3,202
US Airways Group Inc.+                        105        3,196
Quintiles Transnational Corp.+                200        3,188
Peoples Energy Corp.                           95        3,171
Ross Stores Inc.                              220        3,163
Dean Foods Co.                                 95        3,159
Hospitality Properties Trust                  135        3,156
New Plan Excel Realty Trust                   230        3,148
USG Corp.                                     125        3,133
Trustmark Corp.                               160        3,120
Camden Property Trust                         100        3,100
First Industrial Realty Trust                 100        3,075
SCI Systems Inc.+                              75        3,075
First American Financial Corp.                145        3,027
Health Management Associates Inc. "A"+        145        3,018
Compuware Corp.+                              360        3,015
Universal Health Services Inc. "B"+            35        2,997
MarchFirst Inc.+                              190        2,981
ONEOK Inc.                                     75        2,981
American Greetings Corp. "A"                  170        2,975
Informix Corp.+                               720        2,970
Plum Creek Timber Co. Inc.                    133        2,968
Hawaiian Electric Industries Inc.              85        2,964
Alleghany Corp.+                               15        2,940
United Dominion Realty Trust                  270        2,936
AGL Resources Inc.                            145        2,909
Omnicare Inc.                                 180        2,903
CNF Transportation Inc.                       130        2,892
FelCor Lodging Trust Inc.                     125        2,891
Citizens Banking Corp.                        125        2,875
Commercial Federal Corp.                      150        2,869
Harte-Hanks Inc.                              105        2,861
Alexander & Baldwin Inc.                      110        2,860
Ryder System Inc.                             155        2,858
Weingarten Realty Investors                    70        2,853
Synopsys Inc.+                                 75        2,841
Keystone Financial Inc.                       130        2,828
Avista Corp.                                  125        2,812
Cleco Corp.                                    60        2,805
Dain Rauscher Corp.                            30        2,790
Essex Property Trust Inc.                      50        2,769
Nextel Partners Inc. "A"+                      95        2,767
Lubrizol Corp.                                140        2,756
Edwards Lifesciences Corp.+                   125        2,727
Heller Financial Inc.                          95        2,713
Boston Scientific Corp.+                      165        2,712
Thomas & Betts Corp.                          155        2,703
Cell Genesys Inc.+                             90        2,700
Clayton Homes Inc.                            270        2,700
Carlisle Companies Inc.                        65        2,697
RGS Energy Group Inc.                          95        2,678
Leucadia National Corp.                       100        2,675
First Midwest Bancorp Inc.                    100        2,662
Gallagher (Arthur J.) & Co.                    45        2,661
Colonial BancGroup Inc.                       255        2,646
Pulte Corp.                                    80        2,640
Rowan Companies Inc.+                          90        2,610
HSB Group Inc.                                 65        2,608
Dillards Inc. "A"                             245        2,603
Alberto-Culver Co. "B"                         90        2,593
Millennium Chemicals Inc.                     175        2,592
RPM Inc.                                      285        2,583
Teleflex Inc.                                  75        2,578
ArvinMeritor Inc.                             175        2,570
E*trade Group Inc.+                           155        2,548
Autodesk Inc.                                 100        2,537
Ball Corp.                                     80        2,535
Centerpoint Properties Corp.                   55        2,533
Minerals Technologies Inc.                     55        2,530
Louisiana-Pacific Corp.                       275        2,527
Rayonier Inc.                                  70        2,516
Borders Group Inc.+                           180        2,509
Spectrasite Holdings Inc.+                    135        2,506
PE Corp. (Celera Genomics Group)+              25        2,491
York International Corp.                      100        2,488
CNA Financial Corp.+                           65        2,486
HRPT Properties Trust                         355        2,485
Prentiss Properties Trust                      95        2,482
Hudson City Bancorp Inc.                      145        2,465
Lamar Advertising Co.+                         65        2,462
National Data Corp.                            75        2,461


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 69
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Trinity Industries Inc.                       105  $     2,454
Independence Community Bank Corp.             175        2,450
Piedmont Natural Gas Co.                       80        2,450
Wesco Financial Corp.                          10        2,450
Universal Foods Corp.                         120        2,445
Nationwide Financial Services Inc.             65        2,429
Lyondell Chemical Co.                         205        2,422
Jacobs Engineering Group Inc.+                 60        2,419
Pegasus Communications Corp.+                  50        2,416
Quorum Health Group Inc.+                     185        2,405
OM Group Inc.                                  55        2,399
Pinnacle Holdings Inc.+                        90        2,396
RCN Corp.+                                    115        2,386
Federal Signal Corp.                          120        2,385
Fulton Financial Corp.                        120        2,377
Potlatch Corp.                                 75        2,372
Community First Bankshares Inc.               135        2,371
Media General Inc. "A"                         55        2,365
C-Cube Microsystems Inc.+                     115        2,357
Harman International Industries Inc.           60        2,346
Coventry Health Care Inc.+                    155        2,344
Public Service Company of New Mexico           90        2,329
Harsco Corp.                                  105        2,317
WPS Resources Corp.                            70        2,293
Storage USA Inc.                               75        2,288
Cypress Semiconductor Corp.+                   55        2,286
Steris Corp.+                                 190        2,280
Markel Corp.+                                  15        2,276
D.R. Horton Inc.                              131        2,248
Silicon Graphics Inc.+                        545        2,248
HCC Insurance Holdings Inc.                   110        2,234
CBRL Group Inc.                               155        2,228
Andrew Corp.+                                  85        2,226
St. Joe Company (The)                          80        2,220
Healthcare Realty Trust                       105        2,218
Cooper Cameron Corp.+                          30        2,211
Universal Corporation                          75        2,203
Mohawk Industries Inc.+                       100        2,181
Whitney Holding Corp.                          60        2,179
Polo Ralph Lauren Corp.+                      135        2,177
Downey Financial Corp.                         55        2,172
Galileo International Inc.                    140        2,170
Reebok International Ltd.+                    115        2,163
Corn Products International Inc.               95        2,161
AptarGroup Inc.                                90        2,154
Borg-Warner Automotive Inc.                    65        2,153
Pennzoil-Quaker State Co.                     205        2,153
U.S. Industries Inc.                          215        2,137
Dura Pharmaceuticals Inc.+                     60        2,122
Extended Stay America Inc.+                   160        2,120
AnnTaylor Stores Corp.+                        55        2,114
AK Steel Holding Corp.                        225        2,109
Silicon Valley Group Inc.+                     80        2,105
Keebler Foods Co.                              50        2,100
Seacor Smit Inc.+                              45        2,098
Entercom Communications Corp.+                 70        2,096
Cabot Industrial Trust                        105        2,093
Pittston Brink's Group                        135        2,093
Lancaster Colony Corp.                         85        2,088
Calpine Corp.+                                 20        2,087
Celgene Corp.+                                 35        2,082
Energen Corp.                                  70        2,082
Barnes & Noble Inc.+                          105        2,067
Ingram Micro Inc. "A"+                        150        2,062
Developers Diversified Realty Corp.           160        2,060
Kennametal Inc.                                80        2,060
UIL Holdings Corporation                       40        2,058
National Service Industries Inc.              105        2,054
Commerce Bancorp Inc.                          35        2,037
Consolidated Stores Corp.+                    150        2,025
Six Flags Inc.+                               130        2,015
Westamerica Bancorp                            60        2,006
Global Industries Ltd.+                       160        2,000
El Paso Electric Co.+                         145        1,997
Furniture Brands International Inc.+          120        1,995
Journal Register Co.+                         120        1,995
Cable Design Technologies Corp.+               82        1,994
Beverly Enterprises Inc.+                     335        1,989
Ethan Allen Interiors Inc.                     70        1,982
Mercury General Corp.                          70        1,982
Electronic Arts Inc.+                          40        1,975
American Financial Group Inc.                  85        1,971
Newport News Shipbuilding Inc.                 45        1,952
International Speedway Corp. "A"               50        1,950
Sensormatic Electronics Corp.+                130        1,950
Earthgrains Company (The)                     105        1,936
Family Dollar Stores Inc.                     100        1,925
Meristar Hospitality Corp.                     95        1,924
Network Associates Inc.+                       85        1,923
Sybron International Corp.+                    80        1,920


--------------------------------------------------------------------------------
  page 70                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Nationwide Health Properties Inc.             120  $     1,913
Mueller Industries Inc.+                       85        1,907
Staten Island Bancorp Inc.                     95        1,900
Toll Brothers Inc.+                            55        1,891
Service Corp. International                   775        1,889
Commerce Group Inc.                            65        1,881
Kilroy Realty Corp.                            70        1,868
La-Z-Boy Chair Co.                            128        1,864
Fisher Scientific International Inc.+          55        1,856
Philadelphia Suburban Corp.                    80        1,855
Bob Evans Farms Inc.                          100        1,850
Iron Mountain Inc.+                            50        1,850
HON Industries Inc.                            75        1,847
AGCO Corp.                                    155        1,841
Kaydon Corp.                                   80        1,840
Labranche & Co. Inc.+                          55        1,836
Regency Realty Corp.                           80        1,835
Alfa Corp.                                    105        1,831
New Jersey Resources Corp.                     45        1,828
NRG Energy Inc.+                               50        1,825
Omnicom Group Inc.                             25        1,823
Brandywine Realty Trust                        90        1,822
Richmond County Financial Corp.                75        1,814
Dallas Semiconductor Corp.                     55        1,808
Express Scripts Inc. "A"+                      25        1,806
Macerich Co. (The)                             85        1,806
Horace Mann Educators Corp.                   110        1,801
Dole Food Co.                                 120        1,800
CH Energy Group Inc.                           45        1,794
IKON Office Solutions Inc.                    455        1,792
Weis Markets Inc.                              45        1,786
Zale Corp.+                                    55        1,784
Phoenix Investment Partners Ltd.              115        1,783
Timken Co.                                    130        1,779
International Rectifier Corp.+                 35        1,770
Lilly Industries Inc. "B"                      60        1,770
Imation Corp.+                                 95        1,769
Gables Residential Trust                       65        1,767
Invacare Corp.                                 55        1,767
Ogden Corp.+                                  130        1,763
Provident Financial Group Inc.                 60        1,763
McClatchy Co. (The) "A"                        50        1,759
PolyOne Corp.+                                240        1,755
Atmos Energy Corp.                             85        1,753
Texas Industries Inc.                          55        1,753
Catellus Development Corp.+                   100        1,750
Encompass Service Corp.+                      215        1,747
Jeffries Group Inc.                            65        1,747
Silicon Valley Bancshares+                     30        1,747
Hertz Corp.                                    55        1,746
Lafarge Corp.                                  80        1,740
Worthington Industries Inc.                   185        1,734
ALZA Corp.+                                    20        1,730
Tom Brown Inc.+                                70        1,715
Marine Drilling Co. Inc.+                      60        1,714
Cooper Tire & Rubber Co.                      170        1,711
Affiliated Managers Group Inc.+                30        1,708
SPS Technologies Inc.+                         35        1,698
UGI Corp.                                      70        1,698
Shurgard Storage Centers Inc.                  75        1,692
Modine Manufacturing Co.                       60        1,690
Dial Corp.                                    145        1,686
Glenayre Technologies Inc.+                   155        1,686
Hollinger International Inc.                  100        1,675
Southwest Gas Co.                              80        1,675
Tecumseh Products Co. "A"                      40        1,675
Chittenden Corp.                               65        1,670
United Bancshares Inc.                         85        1,668
Talbots Inc. (The)                             25        1,656
Flowserve Corp.                               100        1,644
Home Properties of NY Inc.                     55        1,643
PS Business Parks Inc.                         60        1,635
Realty Income Corp.                            70        1,632
Avis Rent A Car Inc.+                          55        1,629
CBL & Associates Properties Inc.               65        1,629
Federal Realty Investment Trust                85        1,626
Delphi Financial Group Inc.+                   40        1,620
Idex Corp.                                     58        1,620
Longview Fibre Co.                            135        1,620
Charming Shoppes Inc.+                        310        1,618
Polaroid Corp.                                120        1,613
Starbucks Corp.+                               40        1,603
Susquehanna Bancshares Inc.                   105        1,601
NorthPoint Communications Group Inc.+         180        1,598
American National Insurance Co.                25        1,597
Anchor Gaming+                                 20        1,591
F&M National Corp.                             65        1,588
US Freightways Corp.                           70        1,588
Parametric Technology Corp.+                  145        1,586
UCAR International Inc.+                      125        1,586


--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 71
iShares Russell 3000 Value Index Fund
Schedule of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Southern Union Co.+                            80  $     1,585
Banta Corp.                                    65        1,584
People's Bank                                  75        1,580
Smucker (J.M) Company (The)+                   65        1,580
Florida Rock Industries Inc.                   40        1,577
BHC Communications Inc. "A"                    10        1,574
MascoTech Inc.                                 95        1,573
PacifiCare Health Systems Inc. "A"+            45        1,567
Summit Properties Inc.                         65        1,564
Alaska Air Group Inc.+                         65        1,560
Western Digital Corp.+                        265        1,557
Structural Dynamics Research Corp.+            95        1,556
W.R. Berkley Corp.                             45        1,555
Sl Green Realty Corp.                          55        1,543
Colonial Properties Trust                      60        1,541
Reinsurance Group of America Inc.              45        1,541
Solutia Inc.                                  135        1,536
Imperial Bancorp+                              80        1,530
Longs Drug Stores Inc.                         80        1,530
Unifi Inc.+                                   150        1,528
Wallace Computer Services Inc.                100        1,525
Getty Images Inc.+                             50        1,522
Kimball International Inc. "B"                 85        1,519
Security Capital Group "B"+                    80        1,515
Briggs & Stratton Corp.                        40        1,512
Buffetts Inc.+                                110        1,512
RSA Security Inc.+                             35        1,509
Superior Industries International Inc.         50        1,500
MAF Bancorp Inc.                               60        1,493
UMB Financial Corp.                            40        1,490
Northwest Natural Gas Co.                      65        1,479
Vintage Petroleum Inc.                         65        1,479
Southwest Bancorp of Texas Inc.+               45        1,471
CNET Networks Inc.+                            60        1,462
Interstate Bakeries Corp.                     100        1,462
Anixter International Inc.+                    50        1,456
Carpenter Technology Corp.                     50        1,456
South Financial Group Inc. (The)              115        1,452
Total Renal Care Holdings+                    193        1,448
Bindley Western Industries Inc.                45        1,440
21st Century Insurance Group                   85        1,440
PanAmSat Corp.+                                45        1,437
Spherion Corporation+                         120        1,433
M.D.C. Holdings Inc.                           55        1,430
Wisconsin Central Transportation Corp.+       135        1,426
Sun Communities Inc.                           45        1,423
Nordson Corp.                                  50        1,422
Belden Inc.                                    60        1,417
CH Robinson Worldwide Inc.                     25        1,409
Chelsea GCA Realty Inc.                        40        1,405
First Commonwealth Financial Corp.            145        1,405
G&K Services Inc. "A"                          50        1,403
United States Cellular Corp.+                  20        1,400
Sodexho Marriott Services Inc.                 85        1,397
Park Electrochemical Corp.                     25        1,391
Capitol Federal Financial                      95        1,389
Electronics For Imaging Inc.+                  55        1,389
Liberty Corp.                                  40        1,385
Doral Financial Corp.                          85        1,376
Olin Corp.                                     85        1,376
AMCORE Financial Inc.                          70        1,374
Fleming Companies Inc.                        105        1,372
Overseas Shipholding Group Inc.                50        1,369
Emmis Communications Corp.+                    55        1,361
Constellation Brands Inc.+                     25        1,358
Glenborough Realty Trust Inc.                  75        1,350
Tupperware Corp.                               75        1,350
Chateau Communities Inc.                       50        1,341
JLG Industries Inc.                           110        1,341
Otter Tail Power Co.                           58        1,341
Owens & Minor Inc.                             85        1,339
Pacific Gulf Properties Inc.                   50        1,338
Xtra Corp.+                                    30        1,333
Health Care Inc.                               75        1,331
Radio One Inc.+                               160        1,330
LNR Property Corp.                             60        1,328
Meredith Corp.                                 45        1,328
United Rentals Inc.+                           55        1,327
Airborne Freight Corp.                        130        1,324
American Financial Holdings Inc.               75        1,322
Baldor Electric Co.                            65        1,320
Donaldson Co. Inc.                             60        1,320
Albemarle Corp.                                65        1,312
UniSource Energy Corp.                         80        1,310
Stewart & Stevenson Services Inc.              75        1,308
Washington Trust Bancorp Inc.                  65        1,304
AVX Corp.                                      50        1,303
Casey's General Store Inc.                    100        1,300
Hearst-Argyle Television Inc.+                 65        1,300
Footstar Inc.+                                 40        1,292


--------------------------------------------------------------------------------
  page 72                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Dollar Thrifty Automotive Group Inc.+          65  $     1,284
Mynd Corp.+                                    95        1,283
F.N.B. Corp.                                   60        1,282
Meditrust Corp.                               435        1,278
Pegasus Systems Inc.+                          65        1,272
Allen Telecom Inc.+                            75        1,270
CLARCOR Inc.                                   65        1,267
Milacron Inc.                                  95        1,265
OfficeMax Inc.+                               355        1,265
Parker Drilling Co.+                          180        1,260
Conexant Systems Inc.+                         30        1,256
Western Gas Resources Inc.                     50        1,253
Acuson Corp.+                                  55        1,251
Selective Insurance Group Inc.                 70        1,251
Del Webb Corp.+                                45        1,249
Sotheby's Holdings Inc.                        50        1,244
Ferro Corp.                                    65        1,239
Penton Media Inc.                              45        1,238
S&T Bancorp Inc.                               65        1,235
Alliant Techsystems Inc.+                      15        1,232
Aztar Corp.+                                   80        1,230
Northwest Airlines Corp. "A"+                  50        1,228
First Charter Corp.                            85        1,227
Wellman Inc.                                   85        1,227
ABM Industries Inc.                            45        1,223
BJ Services Co.+                               20        1,222
Fleetwood Enterprises Inc.                     90        1,221
Bethlehem Steel Corp.+                        405        1,215
Prime Hospitality Corp.+                      120        1,215
Granite Construction Inc.                      50        1,212
TD Waterhouse Group Inc.+                      65        1,211
USEC Inc.                                     285        1,211
Sinclair Broadcast Group "A"+                 110        1,203
Lincoln Electric Holding Inc.                  90        1,198
Henry Schein Inc.+                             60        1,196
Armstrong Holdings Inc.                       100        1,194
Scholastic Corp.+                              15        1,193
Koger Equity Inc.                              70        1,190
Urban Shopping Centers Inc.                    25        1,188
Kellwood Co.                                   65        1,186
American Capital Strategies Ltd.               50        1,184
Empire District Electric Co. (The)             45        1,181
First Financial Bancorp                        75        1,181
Houghton Mifflin Co.                           30        1,177
Hughes Supply Inc.                             60        1,177
Swift Transportation Co. Inc.+                 90        1,176
East West Bancorp Inc.                         60        1,174
NorthWestern Corp.                             60        1,170
Southwest Securities Group Inc.                40        1,170
Standard-Pacific Corp.                         65        1,170
Greif Brothers Corp. "A"                       35        1,164
Oshkosh Truck Corp.                            30        1,163
Perrigo Co.+                                  170        1,163
Bisys Group Inc.+                              15        1,160
Finova Group Inc.                             160        1,160
American West Holdings Corp. "B"+              95        1,158
Hutchinson Technology Inc.+                    55        1,158
Guilford Pharmaceuticals Inc.+                 50        1,153
Hanover Compressor Co.+                        35        1,153
Pioneer-Standard Electronics Inc.              85        1,153
Tucker Anthony Sutro Corporation               45        1,142
Republic Bancorp Inc.                         120        1,140
US Oncology Inc.+                             250        1,133
WMS Industries Inc.+                           50        1,125
Wausau-Mosinee Paper Corp.                    145        1,124
Black Hills Corp.                              40        1,122
Cornerstone Realty Income Trust               105        1,116
Edison Schools Inc.+                           35        1,111
Russell Corp.                                  70        1,111
Sylvan Learning Systems Inc.+                  75        1,111
Ruddick Corp.                                  80        1,110
Covance Inc.+                                 135        1,105
Petsmart Inc.+                                235        1,102
Agribrands International Inc.+                 25        1,091
Provident Bankshares Corp.                     65        1,089
Ryland Group Inc.                              35        1,085
Laclede Gas Co.                                50        1,081
Forest City Enterprises Inc. "A"               30        1,080
Metro-Goldwyn-Mayer Inc.+                      45        1,080
Bandag Inc.                                    30        1,078
Block Drug Co. Inc. "A"                        25        1,078
Ohio Casualty Corp.                           170        1,078
Mid-America Apartment Communities Inc.         45        1,077
Triumph Group Inc.+                            30        1,076
Gaylord Entertainment Co. "A"                  45        1,074
Pulitzer Inc.                                  25        1,074
First Citizens Bancshares Inc.                 15        1,073
Diagnostic Products Corp.                      20        1,072
Harland (John H.) Co.                          70        1,072
International Bancshares Corp.                 35        1,072

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 73
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
WesBanco Inc.                                  50  $     1,072
Kelly Services Inc. "A"                        45        1,063
Circle International Group Inc.                35        1,059
Input/Output Inc.+                            110        1,059
Pure Resources Inc.+                           50        1,059
Ralcorp Holdings Inc.+                         75        1,059
NUI Corp.                                      35        1,057
Reliance Steel & Aluminum Co.                  50        1,053
Morgan Keegan Inc.                             60        1,050
Taubman Centers Inc.                           90        1,041
Interface Inc.                                130        1,036
FirstFed Financial Corp.+                      45        1,035
Westfield America Inc.                         75        1,031
KLA-Tencor Corp.+                              25        1,030
Alexandria Real Estate Equities Inc.           30        1,029
Triad Hospitals Inc.+                          35        1,028
Iomega Corp.+                                 205        1,025
Bowne & Co. Inc.                              105        1,024
Madison Gas & Electric Co.                     45        1,024
Wolverine World Wide Inc.                     110        1,024
JDN Realty Corp.                               90        1,018
Bedford Property Investors Inc.                50        1,016
Queens County Bancorp Inc.                     35        1,011
Southern Peru Copper Corp.                     65        1,008
Cross Timbers Oil Co.                          53        1,007
Federal-Mogul Corp.                           185        1,006
Fuller (H.B.) Co.                              35        1,006
Integra Bank Corp.                             45          998
Texas Regional Bancshares "A"                  35          993
Springs Industries Inc. "A"                    35          987
Lennox International Inc.                     105          984
Tower Automotive Inc.+                        105          984
Offshore Logistics Inc.+                       55          983
Yellow Corporation+                            65          983
PETCO Animal Supplies Inc.+                    45          982
Carter-Wallace Inc.                            40          977
Trammell Crow Co.+                             65          975
Brush Wellman Inc.                             45          973
Washington Group International Inc.+           85          972
Glimcher Realty Trust                          65          971
Nautica Enterprises Inc.+                      75          970
Johns Manville Corp.                           85          962
AMLI Residential Properties Trust              40          960
Ionics Inc.+                                   45          959
Keane Inc.+                                    55          957
IHOP Corp.+                                    50          956
S1 Corp.+                                      80          955
Airgas Inc.+                                  140          954
Friede Goldman Halter Inc.+                   135          953
NL Industries Inc.                             45          953
Trico Marine Services Inc.+                    60          953
Applied Industrial Technologies Inc.           55          952
O'Reilly Automotive Inc.+                      65          951
Toro Co.                                       30          945
Anchor Bancorp Wisconsin Inc.                  60          941
United Stationers Inc.+                        35          941
Mid-State Bancshares                           30          938
Paxar Corp.+                                  105          938
Republic Security Financial Corp.             190          938
Buckeye Technologies Inc.+                     45          934
Modis Professional Services Inc.+             180          934
Newfield Exploration Co.+                      20          934
Regal-Beloit Corp.                             55          933
McLeodUSA Inc. "A"+                            65          930
Cerner Corp.+                                  20          929
Arnold Industries Inc.                         55          928
Grace (W.R.) & Company+                       135          928
CoStar Group Inc.+                             25          925
Innkeepers USA Trust                           90          922
Dollar General Corp.                           55          921
Valspar Corp.                                  40          920
ChoicePoint Inc.+                              20          917
Allied Riser Communications Corp.+            138          914
Terex Corp.+                                   70          914
Arch Chemicals Inc.                            50          912
Enhance Financial Services Group Inc.          70          910
Jones Lang LaSalle Inc.+                       70          910
Arrow International Inc.                       25          909
First Sentinel Bancorp Inc.                    95          905
Sealed Air Corp.+                              20          905
CORUS Bankshares Inc.                          25          902
Intergraph Corp.+                             125          898
NS Group Inc.+                                 45          894
Triad Guaranty Inc.+                           30          893
Commercial Metals Co.                          35          892
Woodward Governor Co.                          20          891
Eastgroup Properties Inc.                      40          890
Esterline Corp.+                               45          886
Intermedia Communications Inc.+                30          885
Readers Digest Association Inc. (The) "A"      25          883

--------------------------------------------------------------------------------
  page 74                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Werner Enterprises Inc.                        75  $       881
Genrad Inc.+                                   80          880
Schulman (A.) Inc.                             80          880
South Jersey Industries                        30          876
American Freightways Corp.+                    55          873
Williams-Sonoma Inc.+                          25          869
Collins & Aikman Corp.+                       185          867
Webvan Group Inc.+                            375          867
Handleman Co.+                                 70          866
Nu Skin Asia Pacific Inc. "A"+                130          861
General Communication Inc. "A"+               120          859
Ocwen Financial Corp.+                        145          852
Rollins Truck Leasing Corp.                   135          852
Praecis Pharmaceuticals Inc.+                  20          850
EarthLink Inc.+                                93          849
Glatfelter (P.H.) Co.                          70          849
Men's Wearhouse Inc. (The)+                    30          849
Tesoro Petroleum Corp.+                        85          845
Avid Technology Inc.+                          60          840
Dress Barn Inc.+                               40          840
Krispy Kreme Doughnuts Inc.+                   10          838
BT Financial Corp.                             45          832
ChemFirst Inc.                                 40          832
Mid Atlantic Medical Services Inc.+            55          832
Oceaneering International Inc.+                50          831
Commercial Net Lease Realty Inc.               80          830
Shopko Stores Inc.+                            80          830
KEMET Corp.+                                   30          829
7-Eleven Inc.+                                 65          829
Barnes Group Inc.                              45          827
ADVO Inc.+                                     25          825
Quanta Services Inc.+                          30          825
Regis Corp.                                    55          825
Wyndham International Inc. "A"+               455          825
Liberty Financial Companies Inc.               35          823
Chemical Financial Corp.                       35          822
Presidential Life Corp.                        55          822
RFS Hotel Investors Inc.                       65          821
Boca Resorts Inc. "A"+                         75          820
Kaiser Aluminum Corp.+                        135          818
Michael Foods Inc.                             35          818
Robert Mondavi Corp. (The) "A"+                20          818
Cabot Oil & Gas Corp. "A"                      40          815
THQ Inc.+                                      35          814
GenCorp. Inc.                                 100          812
Fairfield Communities Inc.+                    80          810
NVR Inc.+                                      10          810
PMA Capital Corp. "A"                          45          810
Premier National Bancorp Inc.                  40          810
Thomas Industries Inc.                         40          810
Bay View Capital Corp.                         75          806
Lattice Semiconductor Corp.+                   15          806
Del Monte Foods Co.+                          130          804
California Water Service Group                 30          802
Crestline Capital Corp.+                       40          802
First Financial Bankshares Inc.                25          802
AAR Corp.                                      70          801
Warnaco Group Inc. "A"                        200          800
AmeriPath Inc.+                                55          797
Foster Wheeler Corp.                          110          797
Chemed Corp.                                   25          795
Insight Communications Co. Inc.+               50          794
Boyd Gaming Corp.+                            160          790
Argonaut Group Inc.                            45          787
Kirby Corp.+                                   40          785
Metromedia International Group Inc.+          210          785
Forcenergy Inc.+                               30          784
Great Lakes Inc.                               45          782
International Multifoods Corp.                 45          782
Steel Dynamics Inc.+                           85          781
Ames Department Stores Inc.+                  135          780
Libbey Inc.                                    25          778
Caraustar Industries Inc.                      70          774
Hancock Holding Co.                            25          773
RLI Corp.                                      20          771
Bel Fuse Inc. "B"                              20          770
Chesapeake Corp.                               40          770
UICI+                                         110          770
Genlyte Group Inc. (The)+                      30          767
Data Broadcasting Corp.+                      240          765
W Holding Co. Inc.                             75          764
MSC Industrial Direct Co. Inc. "A"+            50          763
Parkway Properties Inc.                        25          763
Quanex Corp.                                   40          763
Standard Microsystems Corp.+                   35          763
Sterling Bancshares Inc.                       50          763
Charter Municipal Mortgage Acceptance
  Corp.                                        55          761
PFF Bancorp Inc.                               35          761
Salem Communications Corp. "A"+                60          761
TeleCorp PCS Inc.+                             40          760

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 75
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Kaman Corp. "A"                                60  $       758
Advanced Fibre Communications Inc.+            20          757
American States Water Co.                      25          756
Omega Financial Corp.                          25          756
Harleysville National Corp.                    25          755
Trust Company of New Jersey (The)              45          754
Walter Industries Inc.                         85          754
Playboy Enterprises Inc. "B"+                  50          747
IRT Property Co.                               85          744
Dime Community Bancshares                      30          742
Fremont General Corp.                         215          739
Nuevo Energy Co.+                              40          735
Firstbank Corp.                                30          733
Cathay Bancorp Inc.                            15          731
Crawford & Co. "B"                             60          731
NCI Building Systems Inc.+                     50          731
Cephalon Inc.+                                 15          727
Primex Technologies Inc.                       25          727
Harbor Florida Bancshares Inc.                 60          724
Lee Enterprises Inc.                           25          722
National Golf Properties Inc.                  35          722
RTI International Metals Inc.+                 50          722
Seitel Inc.+                                   50          719
Bush Boake Allen Inc.+                         15          717
UCBH Holdings Inc.                             20          716
CacheFlow Inc.+                                 5          715
Capital Automotive REIT                        55          715
Seacoast Financial Services Corp.              65          715
LandAmerica Financial Group Inc.               25          714
Crompton Corp.                                 90          709
Vail Resorts Inc.+                             35          709
Curtiss Wright Corp.                           15          708
PSS World Medical Inc.+                       195          707
Midwest Express Holdings Inc.+                 35          704
Comfort Systems USA Inc.+                     135          700
Trans World Entertainment Corp.+               70          700
CMGI Inc.+                                     25          698
Friedman Billings Ramsey Group Inc. "A"+       75          698
Equity Inns Inc.                              105          696
Gold Bancorp Inc.                             135          692
Semco Energy Inc.                              45          692
AO Smith Corp. "B"                             55          691
Ziff-Davis Inc.                                85          691
Bank of Granite Corp.                          30          688
Palm Harbor Homes Inc.+                        50          688
Cleveland-Cliffs Inc.                          30          686
Comstock Resources Inc.+                       60          682
Calgon Carbon Corp.                           100          681
General Cable Corp.                            90          681
Pep Boys-Manny Moe & Jack Inc.                135          675
Triangle Pharmaceuticals Inc.+                 80          675
CB Richard Ellis Services Inc.+                55          674
Quiksilver Inc.+                               35          674
American Italian Pasta Co.+                    35          672
E-Town Corp.                                   10          669
Hexcel Corp.+                                  50          669
Inprise Corp.+                                125          668
SanDisk Corp.+                                 10          668
Harleysville Group Inc.                        35          666
Methode Electronics Inc. "A"                   15          665
First Merchants Corp.                          30          664
Tennant Co.                                    15          664
Ha-Lo Industries Inc.+                        165          660
Kansas City Life Insurance Co.                 20          660
Monaco Coach Corp.+                            40          660
Worldpages.com Inc.+                          155          659
Frontier Financial Corp.                       35          658
Southwestern Energy Company                    75          656
Ryan's Family Steak Houses Inc.+               85          653
First Indiana Corp.                            25          652
Kansas City Southern Industries Inc.           75          652
1st Source Corp.                               31          651
Sunrise Assisted Living Inc.+                  30          651
EMCOR Group Inc.+                              25          650
Churchill Downs Inc.                           25          647
Forest Oil Corp.+                              40          647
Burlington Coat Factory Warehouse Corp.        45          644
MEMC Electronics Materials Inc.+               50          644
Checkpoint Systems Inc.+                       85          643
Transmontaigne Inc.+                          130          642
American Industrial Properties                 45          641
Luby's Inc.                                   120          638
Magnetek Inc.+                                 60          638
Sequa Corp. "A"+                               15          638
Haemonetics Corp.+                             25          637
JDA Software Group Inc.+                       50          637
EEX Corp.+                                    130          634
New England Business Service Inc.              35          634
Lance Inc.                                     65          632
Arctic Cat Inc.                                50          631

--------------------------------------------------------------------------------
  page 76                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Claire's Stores Inc.                           35  $       630
Marcus Corp.                                   60          630
NACCO Industries Inc.                          15          630
Roadway Express Inc.                           35          628
Stein Mart Inc.+                               58          627
Sandy Spring Bancorp Inc.                      25          625
OceanFirst Financial Corp.                     30          623
E.W. Blanch Holdings Inc.                      30          622
Advanta Corp. "A"                              55          619
Integrated Electrical Services Inc.+           90          619
Midcoast Energy Resources Inc.                 30          617
Arkansas Best Corp.+                           40          615
Callaway Golf Co.                              40          615
Sovran Self Storage Inc.                       30          615
Medical Assurance Inc.+                        50          613
Riggs National Corp.                           50          613
First Financial Corp.                          20          610
NationsRent Inc.+                             155          610
Heartland Express Inc.+                        35          608
Cirrus Logic Inc.+                             15          605
ANC Rental Corp.+                             105          604
Moog Inc. "A"+                                 20          603
Audiovox Corp. "A"+                            40          602
Stewart Enterprises Inc. "A"                  310          601
Michaels Stores Inc.+                          15          600
Patina Oil & Gas Corp.                         30          600
Red Hat Inc.+                                  35          597
ACNielsen Corp.+                               25          595
SJW Corp.                                       5          594
NBC Internet Inc. "A"+                         90          591
Playtex Products Inc.+                         50          591
United Community Financial Corp.               90          591
Lone Star Steakhouse & Saloon Inc.             80          590
Network Equipment Technologies Inc.+           55          588
Cash American Investments Inc.                 80          585
Respironics Inc.+                              35          584
Cumulus Media Inc.+                            95          582
Stride Rite Corp.                             115          582
Baldwin & Lyons Inc. "B"                       30          581
West Pharmaceutical Services Inc.              25          581
GTECH Holdings Corp.+                          35          580
Aaron Rents Inc. "B"                           45          579
Liberate Technologies Inc.+                    20          579
Standex International Corp.                    30          579
Airtran Holdings Inc.+                        130          577
Analogic Corp.                                 15          577
American Power Conversion Corp.+               30          576
Burnham Pacific Properties Inc.                95          576
Champion Enterprises Inc.+                    135          574
Hunt (J.B.) Transport Services Inc.            45          574
Mesa Air Group Inc.+                          105          574
Pope & Talbot Inc.                             40          573
Gardner Denver Inc.+                           35          569
Phillips-Van Heusen Corporation                55          567
Ryerson Tull Inc.                              60          566
Mediacom Communications Corp.+                 35          564
Fred's Inc.                                    25          561
3Dfx Interactive Inc.+                        115          561
Standard Register Co.                          35          560
BSB Bancorp Inc.                               25          559
Myers Industries Inc.                          44          558
Hispanic Broadcasting Corp.+                   20          557
Wabtec Corporation                             55          557
Omnova Solutions Inc.                         100          556
Area Bancshares Corp.                          25          555
BOK Financial Corp.+                           30          555
Cambrex Corp.                                  15          555
Western Properties Trust                       45          554
Mine Safety Appliances Co.                     25          552
Arch Capital Group Ltd.+                       35          551
Century South Banks Inc.                       30          551
Arch Coal Inc.                                 55          550
Sauer Inc.                                     50          550
Estee Lauder Companies Inc. "A"                15          549
Quantum Hard Disk Drive Group+                 55          547
Zenith National Insurance Corp.                25          547
JP Realty Inc.                                 30          542
Albany International Corp.+                    45          540
CPB Inc.                                       20          540
Knight Trading Group Inc.+                     15          540
Farmers Capital Bank Corp.                     15          539
First Financial Holdings Inc.                  35          536
Schweitzer-Mauduit International Inc.          40          535
School Specialty Inc.+                         25          533
Musicland Stores Corp.+                        75          530
Blockbuster Inc.                               60          529
High Speed Access Corp.+                      145          526
Cascade Natural Gas Corp.                      30          525
MidAmerica Bancorp                             20          523
Pennsylvania Real Estate Investment
  Trust                                        30          523

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 77
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
UTStarcom Inc.+                                25  $       523
Benchmark Electronics Inc.+                    10          520
Consolidated Products Inc.+                    65          520
Woodhead Industries Inc.                       25          520
Tenneco Automotive Inc.                       100          519
Surety Corp.                                   45          518
Edwards (J.D.) & Co.+                          20          517
Aspect Communications Corp.+                   25          516
Dobson Communications Corp. "A"+               35          514
ADE Corp.+                                     25          512
AMCOL International Corp.                     105          512
Owens Corning                                 195          512
Arguss Holdings Inc.+                          25          511
GBC Bancorp                                    15          511
Electro Rent Corp.+                            40          510
Parexel International Corp.+                   60          510
Ticketmaster Online-CitySearch Inc. "B"+       30          508
First Washington Realty Trust                  20          507
SoftNet Systems Inc.+                          85          507
Lexington Corp.                                45          506
International Game Technology Inc.+            15          504
SCPIE Holdings Inc.                            25          503
Take-Two Interactive Software Inc.+            40          503
Twinlab Corp.+                                115          503
Chiquita Brands International Inc.            160          500
Manufactured Home Communities Inc.             20          500
Pan Pacific Retail Properties Inc.             25          500
Azurix Corp.+                                 140          499
Great Atlantic & Pacific Tea Co.               45          498
Packaging Corporation of America+              45          498
Centex Construction Products Inc.              20          496
Delco Remy International Inc.+                 65          496
F&M Bancorp                                    25          495
Billing Concepts Corp.+                       155          494
Russ Berrie & Co. Inc.                         25          494
First Federal Capital Corp.                    40          492
Haverty Furniture Companies Inc.               45          492
Unova Inc.+                                   125          492
Irwin Financial Corp.                          30          491
Sturm Ruger & Co. Inc.                         60          491
Commscope Inc.+                                20          490
AMERCO+                                        25          489
Student Loan Corp.                             10          488
Transaction Systems Architects Inc. "A"+       30          488
FBL Financial Group Inc. "A"                   30          487
DVI Inc.+                                      25          486
Oneida Ltd.                                    35          486
Fedders Corp.                                 125          484
Financial Federal Corp.+                       20          484
Hayes Lemmerz International Inc.+              45          484
Cabot Microelectronics Corp.+                  10          480
CDI Corp.+                                     30          480
NBT Bancorp Inc.                               40          480
Polymer Group Inc.                             65          479
Kent Electronics Corp.+                        20          478
Landry's Seafood Restaurants Inc.              70          477
Acxiom Corp.+                                  15          476
Columbus McKinnon Corp.                        35          475
Robbins & Myers Inc.                           20          473
ePresence Inc.+                                70          472
Boykin Lodging Co.                             45          467
Homestore.com Inc.+                            10          467
Mail-Well Inc.+                               105          466
Arch Wireless Inc.+                            93          465
Oriental Financial Group Inc.                  30          465
SBS Technologies Inc.+                         20          465
McMoRan Exploration Co.+                       40          464
National Discounts Brokers Group Inc.+         15          464
URS Corp.+                                     35          464
Thor Industries Inc.                           20          463
Watsco Inc.                                    45          463
Insignia Financial Group Inc.+                 45          461
Anesta Corp.+                                  20          460
Brown Shoe Company Inc.                        50          459
Key3Media Group Inc.+                          42          459
Brenton Banks Inc.                             38          458
Andover Bancorp Inc.                           15          457
Georgia Gulf Corp.                             40          457
PICO Holdings Inc.+                            35          457
Advanced Digital Information Corp.+            30          456
Detroit Diesel Corp.                           20          456
Rent-Way Inc.+                                 15          456
Vector Group Ltd.                              26          456
Wabash National Corp.                          50          456
Midway Games Inc.+                             65          455
Brady Corp. "A"                                15          454
Griffon Corporation+                           60          454
LaSalle Hotel Properties                       30          454
Exide Corp.                                    50          453
Pacific Northwest Bancorp                      35          453

--------------------------------------------------------------------------------
  page 78                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Wilsons The Leather Experts Inc.+              25  $       452
Expeditors International Washington Inc.       10          451
Bio-Rad Laboratories Inc. "A"+                 20          450
Capstead Mortgage Corp.                        50          450
Patterson Dental Co.+                          20          450
Watts Industries Inc. "A"                      45          450
Hickory Tech Corp.                             20          445
FutureLink Corp.+                             145          444
United National Bancorp                        25          444
Computer Horizons Corp.+                       65          443
Unit Corp.+                                    30          443
National Health Investors Inc.                 65          439
Prison Realty Trust Inc.+                     370          439
Nortek Inc.+                                   25          438
Winnebago Industries Inc.                      35          438
Cato Corp. "A"                                 35          437
ESCO Technologies Inc.+                        25          437
Veritas DGC Inc.+                              15          434
LodgeNet Entertainment Corp.+                  15          433
Res-Care Inc.+                                 95          433
Tredegar Corporation                           25          433
World Access Inc.+                             80          433
Alabama National Bancorp                       20          432
Cousins Properties Inc.                        10          431
Gerber Scientific Inc.                         50          431
Volt Information Sciences Inc.+                20          430
CACI International Inc. "A"+                   20          429
NOVA Corporation+                              25          428
LTV Corp.                                     325          427
Entertainment Properties Trust                 40          425
Deltic Timber Corp.                            25          423
WFS Financial Inc.                             25          423
Northwest Bancorp Inc.                         50          419
Dycom Industries Inc.+                         10          416
Navigant Consulting Co.+                      120          413
Conmed Corp.+                                  30          411
Ditech Communications Corp.+                   10          410
Hollywood Entertainment Corp.+                 55          409
Columbia Laboratories Inc.+                    70          407
Ultratech Stepper Inc.+                        25          402
Brookline Bancorp Inc.                         35          400
Belco Oil & Gas Corp.+                         45          399
Pharmaceutical Product Development Inc.+       15          398
Saul Centers Inc.                              25          398
Vital Sign Inc.                                15          398
Crossmann Communities Inc.+                    20          395
Actuant Corp. "A"                             100          394
Prime Group Realty Trust                       25          394
State Auto Financial Corp.                     30          394
barnesandnoble.com Inc.+                       80          392
M.S. Carriers Inc.+                            25          391
Basin Exploration Inc.+                        20          390
Bacou USA Inc.+                                15          389
Mississippi Valley Bancshares Inc.             15          387
Metricom Inc.+                                 15          386
Delta & Pine Land Co.                          15          385
Nucentrix Broadband Networks Inc.+             15          384
Stewart Information Services Corp.             25          384
McGrath Rentcorp                               20          380
Pilgrim's Pride Corp. "B"                      55          378
Performance Food Group Co.+                    10          376
Century Aluminum Co.                           30          375
Gentex Corp.+                                  15          375
WestCorp Inc.                                  25          375
Applica Inc.+                                  60          371
Osicom Technologies Inc.+                      15          371
Commonwealth Telephone Enterprises Inc.+       10          369
Triarc Companies Inc.+                         15          369
Great American Financial Resources Inc.        20          366
Coachmen Industries Inc.                       35          365
National Western Life Insurance
  Company "A"+                                  5          365
Network Commerce Inc.+                         65          364
NextCard Inc.+                                 40          364
Hypercom Corp.+                                35          363
Lawson Products Inc.                           15          363
Weirton Steel Corp.+                          145          363
Analysts International Corp.                   50          361
Fritz Companies Inc.+                          30          360
E-LOAN Inc.+                                   85          356
FSI International Inc.+                        25          356
Aurora Foods Inc.+                            105          354
Casella Waste Systems Inc. "A"+                35          354
Polaris Industries Partners LP "A"             10          353
RPC Inc.                                       30          353
Shaw Group Inc.+                                5          353
Wild Oats Markets Inc.+                        30          353
1-800-FLOWERS.com Inc.+                        70          349
Sunbeam Corp.+                                265          348
Credit Acceptance Corp.+                       55          347
Evergreen Resources Inc.+                      10          347

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 79
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Rent-A-Center Inc.+                            10  $       347
Stamps.com Inc.+                               90          346
Applebee's International Inc.                  15          345
City Bank                                      20          345
National Steel Corp. "B"                      115          345
American Management Systems Inc.+              20          344
Interpool Inc.                                 30          343
SpeedFam-IPEC Inc.+                            30          343
Universal Forest Products Inc.                 30          343
North Pittsburgh Systems Inc.                  25          341
Metals USA Inc.                               115          338
Ruby Tuesday Inc.                              30          338
Stoneridge Inc.+                               35          337
MCSi Inc.+                                     10          336
Datascope Corp.                                10          335
Scotts Co. (The) "A"+                          10          335
Cuno Inc.+                                     15          334
Riviana Foods Inc.                             20          334
Key Productions Co. Inc.+                      15          331
Virata Corp.+                                   5          331
Gibraltar Steel Corp.                          20          330
Santander Bancorp                              20          330
Tanger Factory Outlet Centers Inc.             15          330
Value City Department Stores Inc.+             40          330
Group 1 Automotive Inc.+                       30          326
Intrabiotics Pharmaceuticals Inc.+             20          325
Technology Solutions Co.+                     130          325
Herbalife International Inc. "A"               35          324
Insurance Auto Auctions Inc.+                  20          324
Ethyl Corp.                                   225          323
Mesaba Holdings Inc.+                          30          323
Miller (Herman) Inc.                           10          321
Pixar Inc.+                                    10          321
CEC Entertainment Inc.+                        10          320
BancFirst Corp.                                10          319
Donnelley (R.H.) Co.+                          15          317
Metrocall Inc.+                               105          315
Penn Engineering & Manufacturing Corp.         10          314
Philadelphia Consolidated Holding Corp.+       15          313
Central Garden & Pet Co.+                      45          312
Universal Compression Holdings Inc.+           10          309
Viatel Inc.+                                   30          308
24/7 Media Inc.+                               30          303
CSS Industries Inc.+                           15          301
Stepan Co.                                     15          301
Ocular Sciences Inc.+                          25          300
Province Healthcare Co.+                        8          300
Williams Communications Group Inc.+            15          300
National Presto Industries Inc.                10          299
PepsiAmericas Inc.+                            85          298
Rock-Tenn Company "A"                          30          298
Wolverine Tube Inc.+                           20          298
Littelfuse Inc.+                               10          297
ANTEC Corp.+                                   10          295
Net.B@nk Inc.+                                 25          295
Orbital Sciences Corp.+                        35          293
Thermo Fibertek Inc.+                          70          293
Aviron+                                         5          292
Manitowoc Co. Inc.                             15          289
National Penn Bancshares Inc.                  15          289
Women.com Networks Inc.+                      105          287
FreeMarkets Inc.+                               5          286
Motient Corp.+                                 20          283
Smart & Final Inc.+                            40          283
Spiegel Inc. "A"                               40          280
Senior Housing Properties Trust                30          279
Cerus Corp.+                                    5          277
Dura Automotive Systems Inc.+                  30          277
First Niagara Financial Group Inc.             30          277
SportsLine USA Inc.+                           20          276
Ingles Markets Inc.                            25          275
Stockwalk.com Group Inc.+                      65          275
Avant! Corp.+                                  15          274
Micron Electronics Inc.+                       30          270
International Specialty Products Inc.+         50          269
Whole Foods Market Inc.+                        5          268
USB Holding Co. Inc.                           20          266
Interlogix Inc.+                               20          265
Midland Co.                                    10          265
e.spire Communications Inc.+                   90          264
Ampal-American Israel Corp. "A"+               20          262
Golden Telecom Inc.+                           15          261
Mail.com Inc.+                                 50          261
HEICO Corp.                                    20          260
Penn Virginia Corp.                            10          260
Ligand Pharmaceuticals Inc. "B"+               20          256
MP3.com Inc.+                                  65          256
SkyWest Inc.                                    5          256
Waste Connections Inc.+                        10          256
iVillage Inc.+                                 65          252

--------------------------------------------------------------------------------
  page 80                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Valhi Inc.                                     20  $       251
Sonic Automotive Inc.+                         30          249
U.S. Aggregates Inc.                           15          248
O'Charleys Inc.+                               20          246
Rightchoice Managed Care Inc. "A"+             10          243
IDX Systems Corp.+                             15          242
Cambridge Technology Partners Inc.+            55          241
R&G Financial Corp. "B"                        25          241
Eclipsys Corp.+                                15          240
NCO Group Inc.+                                20          238
Digital Courier Technologies Inc.+            130          236
Systemax Inc.+                                 85          234
VaxGen Inc.+                                   10          234
Buckle Inc. (The)+                             20          232
Harris Financial Inc.                          30          232
Bush Industries Inc. "A"                       20          231
WebLink Wireless Inc.+                         30          231
SERENA Software Inc.+                           5          230
kForce.com Inc.+                               65          228
Theragenics Corp.+                             35          228
Acme Communications Inc.+                      25          225
Armor Holdings Inc.+                           15          225
infoUSA Inc.+                                  45          225
AirGate PCS Inc.+                               5          224
Neoforma.com Inc.+                             60          223
Simpson Manufacturing Co. Inc.+                 5          223
Valassis Communications Inc.+                  10          223
Wackenhut Corp.+                               15          223
buy.com Inc.+                                  80          222
DDi Corp.+                                      5          221
GlobalNet Financial.com Inc.+                  35          221
National Instruments Corp.+                     5          221
American TeleSource International Inc.+        95          220
Cygnus Inc.+                                   20          220
Indus International Inc.+                      45          219
Interact Commerce Corporation+                 20          219
SLI Inc.                                       30          219
Pinnacle Entertainment Inc.+                   10          218
American Axle & Manufacturing
  Holdings Inc.+                               20          215
Amylin Pharmaceuticals Inc.+                   20          215
Transkaryotic Therapies Inc.+                   5          215
Tritel Inc.+                                   15          215
XM Satellite Radio Holdings Inc. "A"+           5          215
ADTRAN Inc.+                                    5  $       213
Crown Media Holdings Inc.+                     15          213
Skyline Corp.                                  10          213
Telocity Inc.+                                 65          213
Travelocity.com Inc.+                          15          213
CPI Corp.                                      10          212
GO.com (Walt Disney)+                          20          212
Atlas Air Inc.+                                 5          211
Gaylord Container Corporation "A"+            125          211
Infonet Services Corp. "B"+                    20          211
Sequenom Inc.+                                  5          211
CompX International Inc.                       10          210
Superior Telecom Inc.                          35          210
BankAtlantic Bancorp Inc. "A"                  50          209
National Processing Inc.+                      15          209
Cheap Tickets Inc.+                            20          207
United Auto Group Inc.+                        25          206
Source Information Management Co.+             30          204
CTC Communications Group Inc.+                 10          202
CTG Resources Inc.                              5          202
Revlon Inc. "A"+                               30          201
Cypress Communications Inc.+                   75          199
Valmont Industries Inc.                        10          199
Louis Dreyfus Natural Gas Corp.+                5          198
U.S. Can Corp.+                                10          198
Capital City Bank Group Inc.                   10          196
NPC International Inc.+                        20          196
Dot Hill Systems Corp.+                        30          195
Lightspan Inc.+                                80          195
Packard BioScience Company+                    10          195
Convergys Corp.+                                5          194
Datastream Systems Inc.+                       15          193
Microsemi Corp.+                                5          191
Barrett Resources Corp.+                        5          189
Prize Energy Corp.+                            10          189
Jakks Pacific Inc.+                            20          188
NetRatings Inc.+                               10          188
FYI Inc.+                                       5          187
Drugstore.com Inc.+                            55          186
Opus360 Corp.+                                 80          185
e.MedSoft.com+                                 70          184
Westpoint Stevens Inc.                         15          184
Techniclone Corp.+                             75          183
SmartServ Online Inc.+                          5          179
GetThere.com Inc.+                             10          177
NCH Corp.                                       5          177

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 81
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Horizon Offshore Inc.+                         10  $       176
Oakley Inc.+                                   10          176
Denbury Resources Inc.+                        25          175
Value Line Inc.                                 5          175
Cox Radio Inc. "A"+                            10          174
Isis Pharmaceuticals Inc.+                     15          172
CyberSource Corp.+                             15          170
NetManage Inc.+                                80          170
Blount International Inc.+                     15          169
CVB Financial Corp.                            10          168
Coolsavings.com Inc.+                          60          164
eMagin Corporation+                            15          161
BlackRock Inc.+                                 5          160
Alaska Communications Systems
  Holdings Inc.+                               25          159
Callon Petroleum Corp.+                        10          158
Young Broadcasting Corp. "A"+                   5          157
Spartech Corp.                                 10          156
Vans Inc.+                                     10          154
Rare Hospitality International Inc.+            8          153
World Wrestling Federation
  Entertainment Inc.+                          10          152
Protection One Inc.+                          110          151
Gabelli Asset Management Inc. "A"+              5          150
Vyyo Inc.+                                      5          150
AGENCY.com Inc.+                               10          149
Antigenics Inc.+                               10          147
Aperian Inc.+                                  23          147
Ivex Packaging Corp.+                          15          147
Infogrames Inc.+                               20          145
Intertan Inc.+                                 10          144
Therma-Wave Inc.+                               5          144
Apria Healthcare Group Inc.+                   10          139
First Consulting Group Inc.+                   25          139
Illuminet Holdings Inc.+                        5          139
NetZero Inc.+                                  65          138
SciQuest.com Inc.+                             20          138
NaviSite Inc.+                                  5          135
Dover Downs Entertainment Inc.                 10          134
Pacific Capital Bancorp                         5          134
Kulicke & Soffa Industries Inc.+               10          133
Teligent Inc. "A"+                             10          130
Valuevision International Inc. "A"+             5          126
Ventiv Health Inc.+                            10          126
MedicaLogic Inc.+                              35  $       125
Papa John's International Inc.+                 5          125
Advanced Lighting Technologies Inc.+           10          124
Stericycle Inc.+                                5          123
Championship Auto Racing Teams Inc.+            5          122
New Era of Networks Inc.+                       5          122
FirstWorld Communications Inc. "B"+            60          121
Cubic Corp.                                     5          119
NetScout Systems Inc.+                          5          119
Seminis Inc. "A"+                              95          119
Blyth Industries Inc.                           5          117
Net2Phone Inc.+                                 5          113
Organic Inc.+                                  25          113
Airnet Communications Corp.+                    5          112
Regent Communications Inc.+                    20          111
Centennial Cellular Corp. "A"+                  5          110
West Teleservices Corp.+                        5          110
ON Semiconductor Corp.+                        10          109
Photronics Inc.+                                5          109
Symmetricom Inc.+                               7          109
Electronics Boutique Holdings Corp.+            5          107
Jack in the Box Inc.+                           5          107
Lands' End Inc.+                                5          105
Speedway Motorsports Inc.+                      5          104
Loudeye Technologies Inc.+                     15          102
Data Return Corp.+                              5          101
Central Parking Corp.                           5           99
Kos Pharmaceuticals Inc.+                       5           99
Lindsay Manufacturing Co.                       5           93
Newpark Resources Inc.+                        10           93
Calico Commerce Inc.+                          15           92
Integrated Circuit Systems Inc.+                5           92
Metawave Communications Corp.+                  5           92
Allos Therapeutics Inc.+                       10           91
Pac-West Telecomm Inc.+                        10           91
Berry Petroleum Co.                             5           90
Hollywood.com Inc.+                            15           90
Netpliance Inc.+                               60           90
Superconductor Technologies Inc.+               5           90
Xybernaut Corp.+                               15           89
Gulf Island Fabrication Inc.+                   5           88
Electroglas Inc.+                               5           85
Fibernet Telecom Group Inc.+                    5           85
Viasystems Group Inc.+                          5           85
Medallion Financial Corp.                       5           84
AVT Corp.+                                     15           83

--------------------------------------------------------------------------------
  page 82                                                                iShares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Ciber Inc.+                                    10     $     82
Scientific Learning Corp.+                     15           82
Alamosa PCS Holdings Inc.+                      5           81
Vasco Data Security International Inc.+         5           80
Quokka Sports Inc.+                            20           79
Knight Transportation Inc.+                     5           78
Deltek Systems Inc.+                           10           77
eMachines Inc.+                                75           77
ATS Medical Inc.+                               5           75
American Classic Voyages Co.+                   5           73
Elcor Corp.                                     5           72
ESS Technology Inc.+                            5           72
iBeam Broadcasting Corp.+                      10           68
Progress Software Corp.+                        5           68
Expedia Inc. "A"+                               5           65
Modem Media Inc.+                              15           65
Switchboard Inc.+                              10           65
Gentiva Health Services Inc.+                   5           64
PEC Solutions Inc.+                            10           64
Photogen Technologies Inc.+                    15           64
Catalytica Inc.+                                5           62
United Natural Foods Inc.+                      5           62
Oratec Interventions Inc.+                      5           61
Independent Bank Corp.                          5           60
White Electronic Designs Corp.                  5           60
Sitel Corp.+                                   20           59
Targeted Genetics Corp.+                        5           59
Universal Access Inc.+                          5           59
Inter-Tel Inc.                                  5           57
Uproar Inc.+                                   15           56
Astec Industries Inc.+                          5           55
Ventro Corporation+                             5           55
Deltathree.com Inc.+                           15           54
Sonic Innovations Inc.+                         5           53
Beasley Broadcast Group Inc. "A"+               5           48
VIA NET.WORKS Inc.+                             5           48
Reliance Group Holdings Inc.                  230           47
GC Companies Inc.+                             15           45
Savvis Communications Corp.+                    5           45
GoAmerica Inc.+                                 5           44


                                             Shares or
Security                                     Principal         Value
--------------------------------------------------------------------
Onvia.com Inc.+                                     10   $        44
Viador Inc.+                                         5            44
Quintus Corp.+                                       5            43
Whitehall Jewellers Inc.+                            5            40
GRIC Communications Inc.+                            5            36
NetSolve Inc.+                                       5            36
Digital Impact Inc.+                                 5            33
NET2000 Communications Inc.+                         5            32
Prison Realty Trust Inc. "B"+                        1            10
ICG Communications Inc.+                            10             4
--------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $17,402,613)                                       18,382,362
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
--------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $10,963 and an effective yield of 6.25%.     $10,958        10,958
--------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $10,958)                                               10,958
--------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.97%
(Cost: $17,413,571)                                       18,393,320
--------------------------------------------------------------------

Other Assets, Less Liabilities - 0.03%                         5,508
--------------------------------------------------------------------

NET ASSETS - 100.00%                                     $18,398,828
====================================================================

+  Non-income earning securities.


See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 83
iShares Russell 2000 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)



Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.86%
------------------------------------------------------------------
Interwoven Inc.+                               8,926  $  1,009,189
MMC Networks Inc.+                             7,641       966,587
Veeco Instruments Inc.+                        6,502       690,939
Enzon Inc.+                                   10,204       673,464
Plexus Corp.+                                  9,496       669,468
Silicon Valley Bancshares+                    11,283       657,058
Amerisource Health Corp. "A"+                 13,599       639,153
Metris Companies Inc.                         15,867       626,746
Caremark Rx Inc.+                             54,395       611,944
Invitrogen Corp.+                              8,585       610,608
Cirrus Logic Inc.+                            15,101       608,759
MRV Communications Inc.+                      13,426       608,366
Exar Corp.+                                    5,012       606,452
Manugistics Group Inc.+                        6,051       593,754
Avocent Corporation+                          10,743       592,208
Informatica Corp.+                             6,208       578,896
HNC Software Inc.+                             7,042       576,124
AmeriCredit Corp.+                            19,676       566,915
Gallagher (Arthur J.) & Co.                    9,396       555,539
Laboratory Corp. of America Holdings+          4,595       550,251
Infocus Corp.+                                10,287       545,211
Elantec Semiconductor Inc.+                    5,470       544,949
Netro Corp.+                                   9,079       537,931
Pactiv Corp.+                                 46,865       524,302
Centex Corp.                                  16,187       520,007
Precision Castparts Corp.                     13,128       503,787
Actuate Software Corp.+                       14,408       497,751
Astoria Financial Corp.                       12,667       489,263
Plantronics Inc.+                             12,725       483,550
Sirius Satellite Radio Inc.+                   9,110       481,691
Coherent Inc.+                                 7,059       480,012
Inhale Therapeutic Systems Inc.+               8,422       474,790
Abercrombie & Fitch Co.+                      24,880       474,275
MIPS Technologies Inc. "A"+                   10,266       472,236
Cell Therapeutics Inc.+                        7,066       471,214
Medicis Pharmaceutical Corp. "A"+              7,645       470,167
Western Resources Inc.                        21,488       464,678
Investors Financial Services Corp.             7,359       464,537
Leap Wireless International Inc.+              7,407       463,400
Netegrity Inc.+                                6,611       462,770
Natural Microsystems Corp.+                    8,596       462,438
Tollgrade Communications Inc.+                 3,322       461,135
MDU Resources Group Inc.                      15,430       459,042
Intermedia Communications Inc.+               15,487       456,866
Catellus Development Corp.+                   26,083       456,452
Advent Software Inc.+                          6,516  $    455,305
Foundation Health Systems Inc.+               27,371       455,043
Humana Inc.+                                  42,188       453,521
Mettler Toledo International Inc.+            10,262       451,528
Bank United Corp. "A"                          8,882       450,206
Alpharma Inc.                                  7,334       448,291
Commerce Bancorp Inc.                          7,677       446,705
Cobalt Networks Inc.+                          7,654       442,975
Myriad Genetics Inc.+                          5,116       439,976
Dura Pharmaceuticals Inc.+                    12,304       435,254
Venator Group Inc.+                           35,022       433,397
Methode Electronics Inc. "A"                   9,776       433,199
Bergen Brunswig Corp. "A"                     37,042       432,928
OSI Pharmaceuticals Inc.+                      6,179       432,530
Cytec Industries Inc.+                        12,792       427,733
IDACorp Inc.                                   9,234       427,072
Cullen/Frost Bankers Inc.                     12,796       415,870
Go2Net Inc.+                                   7,644       414,806
VISX Inc.+                                    15,391       414,595
C&D Technologies Inc.                          7,289       413,651
OGE Energy Corp.                              19,147       408,070
Kansas City Power & Light Co.                 15,236       406,611
ALLETE                                        18,293       404,733
Anaren Microwave Inc.+                         2,979       404,027
Omnicare Inc.                                 24,896       401,448
Titan Pharmaceuticals Inc.+                    6,122       397,930
CTS Corp.                                      7,854       397,609
NetIQ Corp.+                                   6,053       397,606
Molecular Devices Corp.+                       4,045       397,421
Barr Laboratories Inc.+                        5,952       394,692
Lubrizol Corp.                                19,960       392,963
Arden Realty Inc.                             14,653       392,884
Conectiv Inc.                                 21,969       392,696
Lennar Corp.                                  13,223       392,558
Whole Foods Market Inc.+                       7,255       389,503
Carlisle Companies Inc.                        9,360       388,440
Suiza Foods Corp.+                             7,656       388,064
Lear Corp.+                                   18,828       387,151
Allied Capital Corp.                          18,638       386,738
Edwards (J.D.) & Co.+                         14,921       386,081
Mentor Graphics Corp.+                        16,383       386,024
Tut Systems Inc.+                              4,460       384,954
Iomega Corp.+                                 76,215       381,075
Diamond Technology Partners Inc.+              5,073       376,670
Varian Inc.+                                   8,727       375,806
Cummins Engine Company Inc.                   12,465       373,171
Sierra Pacific Resources Corp.                20,728       373,104


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Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Eaton Vance Corp.                              7,301  $    372,351
Aeroflex Inc.+                                 7,595       369,307
Alexion Pharmaceuticals Inc.+                  3,211       366,054
Varian Medical Systems Inc.+                   7,998       361,410
Smithfield Foods Inc.+                        13,754       361,043
Storage Technology Corp.+                     26,609       360,885
Fulton Financial Corp.                        18,143       359,458
BRE Properties Inc.                           11,205       358,560
Cubist Pharmaceuticals Inc.+                   6,866       357,461
Roslyn Bancorp Inc.                           15,945       356,769
Pier 1 Imports Inc.                           26,234       355,799
Documentum Inc.+                               4,345       352,760
CuraGen Corp.+                                 6,607       352,029
Health Care Property Investors Inc.           11,882       352,004
Varian Semiconductor Equipment
  Associates Inc.+                             9,402       351,987
Orthodontic Centers of America+               10,566       351,980
Maxim Pharmaceuticals Inc.+                    5,790       351,742
Korn/Ferry International+                      9,295       351,467
Reckson Associates Realty Corp.               13,621       347,336
Pioneer Natural Resources Co.+                24,471       347,182
Kaufman & Broad Home Corp.                    12,882       347,009
Legato Systems Inc.+                          25,379       341,030
Highwoods Properties Inc.                     14,430       340,909
IndyMac Mortgage Holdings Inc.                16,551       340,330
Greater Bay Bancorp                            4,878       338,716
Cross Timbers Oil Co.                         17,645       338,554
Shaw Group Inc.+                               4,800       338,400
Dexter Corp. (The)                             5,635       338,100
Sky Financial Group Inc.                      18,993       337,126
StanCorp Financial Group Inc.                  7,885       337,084
Minerals Technologies Inc.                     7,316       336,536
American Greetings Corp. "A"                  19,125       334,687
Webster Financial Corp.                       12,395       333,890
Fisher Scientific International Inc.+          9,886       333,652
Technitrol Inc.                                3,285       331,785
York International Corp.                      13,335       331,708
CNF Transportation Inc.                       14,892       331,347
Edwards Lifesciences Corp.+                   15,186       331,245
Manor Care Inc.+                              21,109       331,147
Fidelity National Financial Inc.              13,374       331,006
Ryder System Inc.                             17,898       329,994
Hudson United Bancorp                         11,914       329,124
Oak Technology Inc.+                          11,976       327,843
OM Group Inc.                                  7,495       326,969
HON Industries Inc.                           13,206  $    325,198
Teleflex Inc.                                  9,423       323,916
ACNielsen Corp.+                              13,547       322,588
Proxim Inc.+                                   7,182       319,599
Harman International Industries Inc.           8,164       319,212
Raymond James Financial Corp.                  9,680       318,835
Aspen Technology Inc.+                         7,013       316,462
Lee Enterprises Inc.                          10,845       313,149
Franchise Finance Corporation of America      13,908       312,930
Affiliated Managers Group Inc.+                5,453       310,480
Payless Shoesource Inc.+                       5,507       308,392
Washington Gas Light Co.                      11,432       307,235
Ethan Allen Interiors Inc.                    10,838       306,851
Vectren Corporation                           15,028       305,256
Newport News Shipbuilding Inc.                 7,020       304,493
Zale Corp.+                                    9,381       304,296
Lincare Holdings Inc.+                        10,607       304,288
Labranche & Co. Inc.+                          9,088       303,312
Benchmark Electronics Inc.+                    5,830       303,160
New Plan Excel Realty Trust                   22,141       303,055
Westamerica Bancorp                            9,051       302,643
SkyWest Inc.                                   5,905       302,631
Enzo Biochem Inc.+                             6,238       302,543
Zebra Technologies Corp. "A"+                  6,293       302,457
Michaels Stores Inc.+                          7,559       302,360
CV Therapeutics Inc.+                          3,875       301,402
REMEC Inc.+                                   10,213       300,645
Province Healthcare Co.+                       7,485       298,932
Sensormatic Electronics Corp.+                19,895       298,425
Dial Corp.                                    25,668       298,390
Cerner Corp.+                                  6,414       297,850
National Data Corp.                            9,072       297,675
Bancorp South Inc.                            20,691       297,433
Freeport-McMoRan Copper & Gold Inc.+          33,609       296,179
Briggs & Stratton Corp.                        7,816       295,543
HSB Group Inc.                                 7,362       295,400
Verity Inc.+                                   8,254       294,565
Dain Rauscher Corp.                            3,164       294,252
First Industrial Realty Trust                  9,557       293,878
Trustmark Corp.                               15,013       292,754
Stillwater Mining Co.+                        10,804       292,464
Cheesecake Factory (The)+                      6,762       292,456
DSP Group Inc.+                                7,813       292,011
Camden Property Trust                          9,411       291,741
Washington Federal Inc.                       12,809       291,405
Dean Foods Co.                                 8,756       291,137
Neiman-Marcus Group Inc. "A"+                  8,975       291,127


--------------------------------------------------------------------------------
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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
AnnTaylor Stores Corp.+                        7,570  $    290,972
Hospitality Properties Trust                  12,441       290,808
NPS Pharmaceuticals Inc.+                      5,135       290,448
Linens 'N Things Inc.+                        11,379       290,164
Cell Genesys Inc.+                             9,663       289,890
Peoples Energy Corp.                           8,680       289,695
IDT Corp.+                                     7,427       288,725
Patterson Energy Inc.+                         8,365       287,547
Cable Design Technologies Corp.+              11,815       287,252
ONEOK Inc.                                     7,211       286,637
Immunogen Inc.+                                8,352       285,534
C-Cube Microsystems Inc.+                     13,921       285,380
Avista Corp.                                  12,650       284,625
PurchasePro.com Inc.+                          3,234       284,188
ArvinMeritor Inc.                             19,320       283,763
Vintage Petroleum Inc.                        12,468       283,647
First American Financial Corp.                13,580       283,482
Lone Star Technologies Inc.+                   6,122       282,530
AptarGroup Inc.                               11,775       281,864
Hawaiian Electric Industries Inc.              8,025       279,872
Rayonier Inc.                                  7,786       279,809
Scholastic Corp.+                              3,510       279,264
Borders Group Inc.+                           20,035       279,238
Concurrent Computer Corp.+                    14,686       279,034
Aviron+                                        4,772       278,267
Cousins Properties Inc.                        6,450       277,753
United Dominion Realty Trust                  25,505       277,367
Cymer Inc.+                                    9,034       277,231
LifePoint Hospitals Inc.+                      7,757       275,373
Commercial Federal Corp.                      14,370       274,826
LTX Corp.+                                    14,508       274,745
Investment Technology Group Inc.+              6,781       270,816
Pulte Corp.                                    8,203       270,699
First Midwest Bancorp Inc.                    10,142       270,031
Dillards Inc. "A"                             25,414       270,024
Barrett Resources Corp.+                       7,134       269,754
Citizens Banking Corp.                        11,727       269,721
Weingarten Realty Investors                    6,598       268,869
FelCor Lodging Trust Inc.                     11,612       268,528
Trimeris Inc.+                                 3,827       267,651
AGL Resources Inc.                            13,317       267,172
Sotheby's Holdings Inc.                       10,721       266,685
American Superconductor Corp.+                 5,422       266,525
HRPT Properties Trust                         37,870       265,090
Western Digital Corp.+                        44,905       263,817
FuelCell Energy Inc.+                          2,738  $    263,490
Keystone Financial Inc.                       12,081       262,762
Silicon Valley Group Inc.+                     9,973       262,415
AK Steel Holding Corp.                        27,961       262,134
Hain Celestial Group Inc.+                     7,459       261,997
Pure Resources Inc.+                          12,347       261,602
Artesyn Technologies Inc.+                     8,958       260,902
Vicor Corp.+                                   4,802       260,509
Teledyne Technologies Inc.+                    8,931       260,115
Cleco Corp.                                    5,557       259,790
Key Energy Group Inc.+                        26,462       259,658
Alexander & Baldwin Inc.                       9,956       258,856
Barnes & Noble Inc.+                          13,143       258,753
Actel Corp.+                                   7,198       258,678
Wiley (John) & Sons Inc. "A"                  11,269       258,483
Valuevision International Inc. "A"+           10,276       258,185
Impath Inc.+                                   4,088       258,055
Adaptive Broadband Corp.+                     13,224       257,868
SIPEX Corp.+                                   6,130       257,843
Trinity Industries Inc.                       10,987       256,821
Alberto-Culver Co. "B"                         8,876       255,740
Pioneer Group Inc. (The)+                      5,807       255,327
Grey Wolf Inc.+                               44,174       254,000
Emcore Corp.+                                  6,098       253,543
Pogo Producing Co.                             9,950       252,481
Tetra Tech Inc.+                               8,829       252,178
Ball Corp.                                     7,954       252,042
Roper Industries Inc.                          7,592       251,960
Colonial BancGroup Inc.                       24,281       251,915
Essex Property Trust Inc.                      4,530       250,849
Advanced Digital Information Corp.+           16,466       250,077
Delta & Pine Land Co.                          9,726       249,837
Leucadia National Corp.                        9,297       248,695
Triad Hospitals Inc.+                          8,462       248,571
Furniture Brands International Inc.+          14,945       248,461
Clayton Homes Inc.                            24,605       246,050
Resmed Inc.+                                   7,842       245,063
United Stationers Inc.+                        9,105       244,697
IDEXX Laboratories Inc.+                       9,120       243,960
Heidrick & Struggles International Inc.+       4,746       243,826
RGS Energy Group Inc.                          8,616       242,864
Corixa Corp.+                                  4,828       242,607
Kennametal Inc.                                9,407       242,230
Smith (Charles E) Residential Realty
  Inc.                                         5,289       239,988
Extended Stay America Inc.+                   18,100       239,825
Piedmont Natural Gas Co.                       7,807       239,089
Silicon Graphics Inc.+                        57,940       239,003


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iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Reebok International Ltd.+                    12,631  $    237,621
Hyperion Solutions Corp.+                      9,071       234,712
D.R. Horton Inc.                              13,643       234,495
Centerpoint Properties Corp.                   5,089       234,412
Prentiss Properties Trust                      8,969       234,315
Symyx Technologies Inc.+                       5,386       233,618
Mitchell Energy & Development Corp. "A"        5,008       233,498
Albany Molecular Research Inc.+                4,152       233,291
Insight Enterprises Inc.+                      8,545       232,851
Quorum Health Group Inc.+                     17,899       232,687
NYFIX Inc.+                                    5,164       231,089
Silicon Image Inc.+                            9,306       230,905
National Service Industries Inc.              11,754       229,938
Neurocrine Biosciences Inc.+                   5,082       228,690
Southwest Bancorp of Texas Inc.+               6,993       228,584
Chesapeake Energy Corp.+                      31,781       228,426
Alleghany Corp.+                               1,165       228,340
Gartner Group Inc. "A"+                       19,623       228,117
Priority Healthcare Corp. "B"+                 2,985       227,606
Pericom Semiconductor Corp.+                   6,124       226,588
Universal Foods Corp.                         11,101       226,183
Independence Community Bank Corp.             16,155       226,170
Microstrategy Inc.+                            8,271       225,902
Donaldson Co. Inc.                            10,268       225,896
Transkaryotic Therapies Inc.+                  5,243       225,777
Jacobs Engineering Group Inc.+                 5,563       224,258
Computer Network Technology Corp.+             6,519       224,091
Park National Corp.                            2,328       223,488
Men's Wearhouse Inc. (The)+                    7,890       223,386
Stone Energy Corp.+                            4,059       223,245
Coventry Health Care Inc.+                    14,753       223,139
Helix Technology Corp.                         7,466       223,047
Jack in the Box Inc.+                         10,403       223,014
Public Service Company of New Mexico           8,591       222,292
Olin Corp.                                    13,705       221,850
Ferro Corp.                                   11,635       221,792
Quantum Hard Disk Drive Group+                22,317       221,775
Federal Signal Corp.                          11,157       221,745
Mohawk Industries Inc.+                       10,116       220,655
Maxtor Corp.+                                 20,987       220,363
Pittston Brink's Group                        14,144       219,232
Intranet Solutions Inc.+                       4,377       218,850
Community First Bankshares Inc.               12,447       218,600
Lilly Industries Inc. "B"                      7,394       218,123
Noven Pharmaceuticals Inc.+                    5,093       217,726
Harsco Corp.                                   9,840  $    217,095
La-Z-Boy Chair Co.                            14,901       216,996
Polo Ralph Lauren Corp.+                      13,377       215,704
Advance Paradigm Inc.+                         5,092       214,819
Avis Rent A Car Inc.+                          7,240       214,485
Digital Insight Corp.+                         5,974       214,317
WPS Resources Corp.                            6,537       214,087
United Rentals Inc.+                           8,870       213,989
Borg-Warner Automotive Inc.                    6,454       213,789
Dendrite International Inc.+                   7,968       213,642
Markel Corp.+                                  1,405       213,209
InterDigital Communications Corp.+            15,228       213,192
Steris Corp.+                                 17,658       211,896
CEC Entertainment Inc.+                        6,594       211,008
CBRL Group Inc.                               14,631       210,321
RadiSys Corp.+                                 4,159       210,289
Pharmacyclics Inc.+                            4,230       209,914
American Eagle Outfitters Inc.+                6,652       209,538
Healthcare Realty Trust                        9,863       208,356
Polaris Industries Partners LP "A"             5,894       207,764
Swift Energy Co.+                              4,996       207,646
Viasystems Group Inc.+                        12,206       207,502
Bindley Western Industries Inc.                6,481       207,392
Downey Financial Corp.                         5,244       207,138
Media General Inc. "A"                         4,804       206,572
HCC Insurance Holdings Inc.                   10,169       206,558
Alaska Air Group Inc.+                         8,587       206,088
Timberland Co.+                                5,012       205,492
Constellation Brands Inc.+                     3,782       205,410
Veritas DGC Inc.+                              7,093       205,254
Wave Systems Corp. "A"+                       12,233       204,903
Louis Dreyfus Natural Gas Corp.+               5,153       204,188
Storage USA Inc.                               6,676       203,618
Whitney Holding Corp.                          5,606       203,568
Universal Corporation                          6,926       203,451
Glenayre Technologies Inc.+                   18,704       203,406
Pennzoil-Quaker State Co.                     19,337       203,039
Kent Electronics Corp.+                        8,420       201,028
Career Education Corp.+                        4,516       200,962
Cabot Industrial Trust                        10,019       199,754
AGCO Corp.                                    16,804       199,547
Seacor Smit Inc.+                              4,263       198,762
Tecumseh Products Co. "A"                      4,745       198,697
JNI Corp.+                                     2,231       198,559
Energen Corp.                                  6,672       198,492
Claire's Stores Inc.                          11,012       198,216
Cooper Tire & Rubber Co.                      19,623       197,456

--------------------------------------------------------------------------------
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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
U.S. Industries Inc.                          19,828  $    197,041
Rent-Way Inc.+                                 6,485       196,982
Corn Products International Inc.               8,652       196,833
AXT Inc.+                                      4,703       196,644
Philadelphia Suburban Corp.                    8,457       196,097
Geltex Pharmaceuticals Inc.+                   4,174       195,395
Anixter International Inc.+                    6,687       194,759
Nordson Corp.                                  6,822       194,001
Polaroid Corp.                                14,361       192,976
SERENA Software Inc.+                          4,179       192,495
Earthgrains Company (The)                     10,432       192,340
Lancaster Colony Corp.                         7,799       191,563
Ilex Oncology Inc.+                            6,347       191,203
Administaff Inc.+                              2,524       191,067
Imperial Bancorp+                              9,978       190,829
Corporate Executive Board Co. (The)+           4,728       190,302
Horace Mann Educators Corp.                   11,603       189,999
Aware Inc.+                                    4,914       189,189
Wit Soundview Group Inc.+                     20,935       188,415
Invacare Corp.                                 5,851       187,963
FactSet Research Systems Inc.                  4,994       187,774
Albemarle Corp.                                9,300       187,744
US Freightways Corp.                           8,265       187,512
Ogden Corp.+                                  13,799       187,149
Insight Communications Co. Inc.+              11,769       186,833
Mercury General Corp.                          6,596       186,749
Wallace Computer Services Inc.                12,225       186,431
Journal Register Co.+                         11,172       185,734
Federal Realty Investment Trust                9,710       185,704
Excalibur Technologies Corp.+                  2,763       185,639
El Paso Electric Co.+                         13,477       185,578
Alliance Semiconductor Corp.+                  9,335       185,533
Geron Corp.+                                   6,530       185,289
AXENT Technologies Inc.+                       8,574       184,877
Scotts Co. (The) "A"+                          5,517       184,820
Secure Computing Corp.+                        7,079       184,496
Photronics Inc.+                               8,447       184,250
Avant! Corp.+                                 10,077       183,905
Alliant Techsystems Inc.+                      2,219       182,235
Perot Systems Corp. "A"+                      16,952       182,234
Alliance Pharmaceutical Corp.+                11,925       181,856
Nationwide Health Properties Inc.             11,403       181,735
Nuance Communications Inc.+                    1,490       181,314
Lightpath Technologies Inc. "B"+               3,816       181,260
Pacific Sunwear of California Inc.+            9,660       181,125
UIL Holdings Corporation                       3,519  $    181,009
Packeteer Inc.+                                4,758       180,507
Florida Rock Industries Inc.                   4,577       180,505
Too Inc.+                                      7,582       180,073
Metricom Inc.+                                 6,976       179,632
Flowserve Corp.                               10,920       179,498
Novoste Corp.+                                 4,220       179,350
Southwest Securities Group Inc.                6,129       179,273
FileNET Corp.+                                 9,849       179,129
Commerce Group Inc.                            6,181       178,863
Kaydon Corp.                                   7,769       178,687
Staten Island Bancorp Inc.                     8,927       178,540
Longview Fibre Co.                            14,830       177,960
Texas Biotech Corp.+                          10,882       177,377
Washington Trust Bancorp Inc.                  8,829       177,132
WatchGuard Technologies Inc.+                  2,947       176,820
NVR Inc.+                                      2,178       176,418
Forrester Research Inc.+                       2,763       176,141
New Jersey Resources Corp.                     4,332       175,988
Atlas Air Inc.+                                4,154       175,506
Meristar Hospitality Corp.                     8,654       175,243
Regency Realty Corp.                           7,633       175,082
Hollinger International Inc.                  10,430       174,702
Tom Brown Inc.+                                7,119       174,416
Connetics Corp.+                               7,224       174,279
IKON Office Solutions Inc.                    44,249       174,230
Kilroy Realty Corp.                            6,525       174,136
Brown & Brown Inc.                             5,470       174,014
Developers Diversified Realty Corp.           13,496       173,761
Act Manufacturing Inc.+                        3,292       173,653
Toll Brothers Inc.+                            5,028       172,838
Church & Dwight Co. Inc.                       9,392       172,578
Phoenix Investment Partners Ltd.              11,074       171,647
Ruby Tuesday Inc.                             15,206       171,068
Overseas Shipholding Group Inc.                6,243       170,902
Syncor International Corp.+                    4,642       170,884
Bio-Technology General Corp.+                 14,934       170,808
Dal-Tile International Inc.+                  13,658       170,725
Hooper Holmes Inc.                            17,915       170,372
Genzyme Transgenics Corp.+                     4,829       170,222
Insituform Technologies Inc. "A"+              5,050       169,806
Brandywine Realty Trust                        8,361       169,310
Cal Dive International Inc.+                   2,954       168,932
Dole Food Co.                                 11,255       168,825
Ligand Pharmaceuticals Inc. "B"+              13,172       168,766
Richmond County Financial Corp.                6,975       168,708
BARRA Inc.+                                    2,713       168,376

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iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Regeneron Pharmaceuticals Inc.+                5,154  $    168,149
CompuCredit Corp.+                             2,993       167,889
On Assignment Inc.+                            5,350       167,856
Chittenden Corp.                               6,534       167,842
AMETEK Inc.                                    7,905       167,487
Alfa Corp.                                     9,584       167,121
United Bancshares Inc.                         8,500       166,813
Beverly Enterprises Inc.+                     28,075       166,695
Interstate Bakeries Corp.                     11,394       166,637
Hutchinson Technology Inc.+                    7,910       166,604
Syntroleum Corp.+                              8,147       165,995
Texas Industries Inc.                          5,207       165,973
Mercury Computer Systems Inc.+                 5,966       165,929
Donnelley (R.H.) Co.+                          7,826       165,324
Shurgard Storage Centers Inc.                  7,319       165,135
CH Energy Group Inc.                           4,138       165,003
Macerich Co. (The)                             7,752       164,730
Provident Financial Group Inc.                 5,606       164,676
Sinclair Broadcast Group "A"+                 14,940       163,406
Eclipsys Corp.+                               10,212       163,392
Packaging Corporation of America+             14,695       162,563
Gables Residential Trust                       5,978       162,527
Pacific Capital Bancorp                        6,075       162,506
TrustCo Bank Corp.                            13,173       162,193
Brady Corp. "A"                                5,361       162,170
Atmos Energy Corp.                             7,847       161,844
Southwest Gas Co.                              7,729       161,826
McClatchy Co. (The) "A"                        4,598       161,792
Mid Atlantic Medical Services Inc.+           10,697       161,792
MascoTech Inc.                                 9,725       161,070
UGI Corp.                                      6,641       161,044
Bob Evans Farms Inc.                           8,697       160,894
Jeffries Group Inc.                            5,984       160,820
American National Insurance Co.                2,511       160,390
Graco Inc.                                     4,966       160,153
XM Satellite Radio Holdings Inc. "A"+          3,703       159,460
Transaction Systems Architects
  Inc. "A"+                                    9,792       159,120
Newpark Resources Inc.+                       17,166       158,786
ZixIt Corp.+                                   5,184  $    158,112
Black Hills Corp.                              5,633       158,076
St. Mary Land & Exploration Co.                6,854       158,070
Haemonetics Corp.+                             6,196       157,998
HI/FN Inc.+                                    2,290       156,006
PS Business Parks Inc.                         5,698       155,271
Pre-Paid Legal Services Inc.+                  4,803       155,197
KV Pharmaceuticals Co.+                        4,496       155,112
National Discounts Brokers Group Inc.+         5,010       154,997
DDi Corp.+                                     3,502       154,963
Bally Total Fitness Holding Corp.+             6,196       154,900
eLoyalty Corp.+                               12,134       154,708
UTI Energy Corp.+                              3,466       154,670
CBL & Associates Properties Inc.               6,158       154,335
UCAR International Inc.+                      12,142       154,052
Modine Manufacturing Co.                       5,462       153,875
Rehabcare Corp.+                               3,620       153,850
Total Renal Care Holdings+                    20,491       153,683
Cost Plus Inc.+                                5,091       153,366
Maverick Tube Corp.+                           5,691       153,301
Home Properties of NY Inc.                     5,115       152,811
Realty Income Corp.                            6,550       152,697
Structural Dynamics Research Corp.+            9,300       152,288
NL Industries Inc.                             7,186       152,253
Milacron Inc.                                 11,429       152,149
P-Com Inc.+                                   22,929       151,905
SPS Technologies Inc.+                         3,131       151,854
Southern Union Co.+                            7,657       151,704
Security Capital Group "B"+                    7,988       151,273
Sl Green Realty Corp.                          5,389       151,229
Station Casinos Inc.+                         10,607       151,150
Rent-A-Center Inc.+                            4,354       151,029
Airgas Inc.+                                  22,146       150,870
99 Cents Only Stores+                          2,993       150,211
Banta Corp.                                    6,157       150,077
Commonwealth Telephone Enterprises
  Inc.+                                        4,066       149,934
F&M National Corp.                             6,116       149,460
Buckeye Technologies Inc.+                     7,196       149,317
Presstek Inc.+                                 7,774       149,164
Motient Corp.+                                10,540       148,878
Diagnostic Products Corp.                      2,769       148,488
Delphi Financial Group Inc.+                   3,657       148,108
Susquehanna Bancshares Inc.                    9,705       148,001
Biosite Diagnostics Inc.+                      3,707       147,817
W.R. Berkley Corp.                             4,275       147,755
Guilford Pharmaceuticals Inc.+                 6,379       147,116
Summit Properties Inc.                         6,110       147,022
AnswerThink Consulting Group Inc.+             9,039       146,884
Fuller (H. B.) Co.                             5,091       146,366
UMB Financial Corp.                            3,923       146,132
Aztar Corp.+                                   9,454       145,355
Littelfuse Inc.+                               4,888       145,113
G&K Services Inc. "A"                          5,171       145,111

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 89
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
E-Town Corp.                                   2,160  $    144,450
Accredo Health Inc.+                           2,952       144,279
Footstar Inc.+                                 4,464       144,243
GoTo.com Inc.+                                 8,731       144,061
Choice Hotels International Inc.+             13,086       143,946
Penton Media Inc.                              5,227       143,743
Armstrong Holdings Inc.                       12,030       143,608
United Television Inc.                           976       143,472
Unifi Inc.+                                   14,050       143,134
People's Bank                                  6,782       142,846
Pegasus Systems Inc.+                          7,293       142,669
Papa John's International Inc.+                5,685       142,480
Chateau Communities Inc.                       5,299       142,079
BlackRock Inc.+                                4,430       141,760
Cooper Companies Inc.                          4,006       141,712
Seachange International Inc.+                  4,246       141,710
Northwest Natural Gas Co.                      6,224       141,596
Belden Inc.                                    5,993       141,585
ADVO Inc.+                                     4,282       141,306
Avigen Inc.+                                   3,554       141,271
Buffetts Inc.+                                10,266       141,157
Systems & Computer Technology Corp.+           8,035       141,115
Casey's General Store Inc.                    10,841       140,933
MAF Bancorp Inc.                               5,664       140,892
Petsmart Inc.+                                30,026       140,747
Longs Drug Stores Inc.                         7,358       140,722
Rayovac Corp.+                                 8,216       140,699
Mynd Corp.+                                   10,409       140,522
Tweeter Home Entertainment Group Inc.+         3,865       140,348
First Commonwealth Financial Corp.            14,455       140,033
Forest City Enterprises Inc. "A"               3,886       139,896
Polymedica Industries Inc.+                    3,255       139,558
Swift Transportation Co. Inc.+                10,648       139,090
JLG Industries Inc.                           11,386       138,767
Colonial Properties Trust                      5,400       138,713
About.com Inc.+                                4,283       138,662
Oshkosh Truck Corp.                            3,565       138,144
Kimball International Inc. "B"                 7,725       138,084
Bethlehem Steel Corp.+                        45,948       137,844
Acacia Research Corp.+                         3,948       137,686
Celeritek Inc.+                                3,653       137,672
Superior Industries International Inc.         4,588       137,640
WebTrends Corp.+                               3,679       137,503
General Semiconductor Inc.+                   11,258       137,207
First Financial Bancorp                        8,699       137,009
Carpenter Technology Corp.                     4,704  $    137,004
Chelsea GCA Realty Inc.                        3,894       136,777
Respironics Inc.+                              8,190       136,671
Vical Inc.+                                    5,275       136,491
M.D.C. Holdings Inc.                           5,246       136,396
Sonic Corp.+                                   4,329       136,364
Valence Technology Inc.+                       7,895       136,189
Apria Healthcare Group Inc.+                   9,765       136,100
Liberty Corp.                                  3,927       135,972
Sun Communities Inc.                           4,291       135,703
Globix Corp.+                                  5,817       135,609
Coulter Pharmaceutical Inc.+                   4,696       135,597
Otter Tail Power Co.                           5,859       135,489
Encompass Service Corp.+                      16,653       135,306
Wausau-Mosinee Paper Corp.                    17,450       135,238
Hilb Rogal & Hamilton Co.                      3,243       135,193
Concord Camera Corp.+                          5,271       135,069
HS Resources Inc.+                             4,000       134,500
Ask Jeeves Inc.+                               7,006       134,428
South Financial Group Inc. (The)              10,639       134,317
THQ Inc.+                                      5,755       133,804
Neose Technologies Inc.+                       2,758       133,418
Supergen Inc.+                                 6,952       133,392
Education Management Corp.+                    4,947       133,260
NEO RX Corporation+                            5,437       133,207
Park Electrochemical Corp.                     2,393       133,111
Adept Technology Inc.+                         2,527       132,825
Xtra Corp.+                                    2,989       132,824
Organogenesis Inc.+                            9,035       132,815
Avant Immunotherapeutics Inc.+                12,283       132,810
Metasolv Software Inc.+                        3,249       132,803
MacDermid Inc.                                 6,318       132,678
Regis Corp.                                    8,841       132,615
Brooktrout Technology Inc.+                    4,022       132,475
Cabot Oil & Gas Corp. "A"                      6,496       132,356
Pharmaceutical Product Development Inc.+       4,982       132,334
Covance Inc.+                                 16,139       132,138
Forest Oil Corp.+                              8,154       131,993
Sodexho Marriott Services Inc.                 8,024       131,895
Fleetwood Enterprises Inc.                     9,713       131,733
International Fibercom Inc.+                   8,982       131,362
Doral Financial Corp.                          8,109       131,264
Westell Technologies Inc.+                    10,174       130,990
Tumbleweed Communications Corp.+               2,568       130,968
Glenborough Realty Trust Inc.                  7,255       130,590
Anchor Gaming+                                 1,639       130,403
AMCORE Financial Inc.                          6,620       129,917

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iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Catalytica Inc.+                              10,474  $    129,616
O'Reilly Automotive Inc.+                      8,820       128,993
Microsemi Corp.+                               3,365       128,291
Smucker (J.M) Company (The)+                   5,276       128,273
Wisconsin Central Transportation Corp.+       12,120       128,018
Learning Tree International Inc.+              2,685       127,873
Audiovox Corp. "A"+                            8,476       127,670
Owens & Minor Inc.                             8,095       127,496
S&T Bancorp Inc.                               6,688       127,072
Direct Focus Inc.+                             3,194       126,961
Fleming Companies Inc.                         9,709       126,824
Schulman (A.) Inc.                            11,518       126,698
Firstbank Corp.                                5,172       126,391
Copart Inc.+                                   9,095       126,193
American Capital Strategies Ltd.               5,323       126,089
American Financial Holdings Inc.               7,146       125,948
Tower Automotive Inc.+                        13,403       125,653
Progress Software Corp.+                       9,222       125,650
Health Care Inc.                               7,077       125,617
Tredegar Corporation                           7,219       124,979
WMS Industries Inc.+                           5,547       124,808
Talk.com Inc.+                                28,283       124,622
Arch Chemicals Inc.                            6,823       124,520
LNR Property Corp.                             5,612       124,165
Pacific Gulf Properties Inc.                   4,638       124,067
Waste Connections Inc.+                        4,835       123,897
Parker Drilling Co.+                          17,693       123,851
UniSource Energy Corp.                         7,544       123,533
Microvision Inc.+                              3,225       123,155
Abiomed Inc.+                                  1,801       122,693
InterVoice Inc.+                              11,667       122,503
PLX Technology Inc.+                           4,558       122,496
ACTV Inc.+                                     8,895       122,306
Western Gas Resources Inc.                     4,875       122,180
Charming Shoppes Inc.+                        23,322       121,712
Carter-Wallace Inc.                            4,973       121,528
Capitol Federal Financial                      8,309       121,519
Atlantic Coast Airlines Holdings+              3,773       121,443
Edison Schools Inc.+                           3,814       121,094
MGI Pharma Inc.+                               4,035       121,050
Stewart & Stevenson Services Inc.              6,930       120,842
Cerus Corp.+                                   2,177       120,823
Salton/Maxim Corp.+                            3,738       120,784
ESS Technology Inc.+                           8,435       120,726
USEC Inc.                                     28,365       120,551
MEMC Electronics Materials Inc.+               9,358       120,484
Fair Isaac and Co. Inc.                        2,815       120,165
Westpoint Stevens Inc.                         9,807       120,136
Lennox International Inc.                     12,807       120,066
Meditrust Corp.                               40,871       120,059
Forward Air Corp.+                             3,402       119,708
CTC Communications Group Inc.+                 5,886       119,191
Chico's FAS Inc.+                              3,503       119,102
Urban Shopping Centers Inc.                    2,501       118,798
Allen Telecom Inc.+                            7,013       118,783
Baldor Electric Co.                            5,832       118,463
Symmetricom Inc.+                              7,576       118,375
Isis Pharmaceuticals Inc.+                    10,290       118,335
Kirby Corp.+                                   6,027       118,280
Frontline Capital Group Inc.+                  7,178       117,988
Electroglas Inc.+                              6,909       117,885
OfficeMax Inc.+                               33,052       117,748
Advanced Tissue Sciences Inc.+                15,754       117,170
Libbey Inc.                                    3,757       116,937
F.N.B. Corp.                                   5,470       116,921
Dollar Thrifty Automotive Group Inc.+          5,912       116,762
Concord Communications Inc.+                   4,405       116,732
Arthocare Corp.+                               6,004       116,703
FYI Inc.+                                      3,120       116,610
Del Webb Corp.+                                4,199       116,522
Tenneco Automotive Inc.                       22,453       116,475
ONYX Software Corp.+                           5,647       116,469
Queens County Bancorp Inc.                     4,029       116,337
CLARCOR Inc.                                   5,964       116,298
EntreMed Inc.+                                 4,170       116,239
International Bancshares Corp.                 3,795       116,222
Unit Corp.+                                    7,877       116,186
Prime Hospitality Corp.+                      11,454       115,972
Acuson Corp.+                                  5,094       115,888
Rogers Corp.+                                  3,664       115,874
Superior Energy Services Inc.+                11,016       115,668
Rainbow Technologies Inc.+                     3,264       115,464
EGL Inc.+                                      3,809       115,222
Selective Insurance Group Inc.                 6,405       114,489
Performance Food Group Co.+                    3,042       114,455
Zoll Medical Corp.+                            2,345       114,319
Quiksilver Inc.+                               5,937       114,287
Paxson Communications Corp.+                   9,925       114,138
Lincoln Electric Holding Inc.                  8,562       113,982
Hughes Supply Inc.                             5,798       113,757
Granite Construction Inc.                      4,687       113,660
NS Group Inc.+                                 5,716       113,520

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 91
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Sylvan Learning Systems Inc.+                  7,646  $    113,256
Advanced Energy Industries Inc.+               3,431       113,223
Empire District Electric Co. (The)             4,298       112,822
DuPont Photomasks Inc.+                        1,916       112,565
Kellwood Co.                                   6,167       112,548
PETCO Animal Supplies Inc.+                    5,156       112,465
Manufactured Home Communities Inc.             4,489       112,225
Koger Equity Inc.                              6,586       111,962
Sunrise Assisted Living Inc.+                  5,151       111,712
NorthWestern Corp.                             5,715       111,443
SICOR Inc.+                                   10,868       111,397
Energy Conversion Devices Inc.+                2,991       111,228
Henry Schein Inc.+                             5,564       110,932
Ariad Pharmaceuticals Inc.+                    8,810       110,676
Great Plains Software Inc.+                    3,925       110,391
First Charter Corp.                            7,641       110,317
Young Broadcasting Corp. "A"+                  3,505       110,188
CoStar Group Inc.+                             2,967       109,779
CT Communications Inc.                         5,402       109,728
Maxygen Inc.+                                  2,109       109,404
Hyseq Inc.+                                    2,986       109,176
ADAC Laboratories Inc.+                        5,244       109,141
CFW Communications Co.                         4,038       109,026
ABM Industries Inc.                            4,009       108,995
Oakley Inc.+                                   6,204       108,958
Evergreen Resources Inc.+                      3,135       108,941
Praecis Pharmaceuticals Inc.+                  2,563       108,928
Cathay Bancorp Inc.                            2,234       108,907
Boyds Collection Ltd. (The)+                  14,733       108,656
Topps Co. (The)+                              11,821       108,605
ProBusiness Services Inc.+                     3,577       108,204
Children's Place Retail Stores Inc.+           4,189       107,867
Orbital Sciences Corp.+                       12,859       107,694
MapInfo Corp.+                                 3,438       107,652
East West Bancorp Inc.                         5,501       107,613
SCP Pool Corp.+                                3,628       107,480
Beringer Wine Estates Holdings Inc. "B"+       1,933       107,402
Greif Brothers Corp. "A"                       3,229       107,364
Harland (John H.) Co.                          6,975       106,805
Retek Inc.+                                    2,015       106,795
Republic Bancorp Inc.                         11,238       106,761
Neurogen Corp.+                                3,422       106,510
Russell Corp.                                  6,709       106,505
WebLink Wireless Inc.+                        13,821       106,249
Crawford & Co. "B"                             8,707       106,117
Clarus Corp.+                                  4,649       106,055
Interface Inc.                                13,294       105,937
FSI International Inc.+                        7,433       105,920
QuickLogic Corp.+                              6,403       105,650
Pioneer-Standard Electronics Inc.              7,789       105,638
Aradigm Corp.+                                 4,595       105,398
Perrigo Co.+                                  15,380       105,257
Fairfield Communities Inc.+                   10,387       105,168
Tularik Inc.+                                  3,182       105,006
Lands' End Inc.+                               4,991       104,811
Standard-Pacific Corp.                         5,819       104,742
Agribrands International Inc.+                 2,399       104,656
Duane Reade Inc.+                              4,312       104,566
Provident Bankshares Corp.                     6,236       104,453
First Citizens Bancshares Inc.                 1,455       104,123
Centillium Communications Inc.+                1,083       103,968
Gaylord Entertainment Co. "A"                  4,350       103,856
Net2Phone Inc.+                                4,607       103,658
DUSA Pharmaceuticals Inc.+                     3,356       103,407
internet.com LLC+                              3,342       103,393
Intertan Inc.+                                 7,159       103,358
Matrix Pharmaceutical Inc.+                    6,639       103,319
ChemFirst Inc.                                 4,959       103,209
Mid-America Apartment Communities Inc.         4,308       103,123
Ruddick Corp.                                  7,429       103,077
Wolverine World Wide Inc.                     11,068       103,071
Trico Marine Services Inc.+                    6,489       103,013
Circle International Group Inc.                3,405       103,001
Mediacom Communications Corp.+                 6,382       102,910
Supertex Inc.+                                 2,040       102,765
Ventro Corporation+                            9,330       102,630
Alexandria Real Estate Equities Inc.           2,990       102,594
Reliance Steel & Aluminum Co.                  4,865       102,469
Triumph Group Inc.+                            2,853       102,351
Cornerstone Realty Income Trust                9,616       102,170
Terex Corp.+                                   7,815       102,083
Tucker Anthony Sutro Corporation               4,022       102,058
Texas Regional Bancshares "A"                  3,584       101,696
Bandag Inc.                                    2,817       101,236
E.W. Blanch Holdings Inc.                      4,877       101,198
Matthews International Corp.                   3,443       101,138
Pinnacle Entertainment Inc.+                   4,647       101,072
Grey Global Group Inc.                           163       101,024
Arrow International Inc.                       2,776       100,977
CONSOL Energy Inc.                             6,281       100,889
WesBanco Inc.                                  4,706       100,885
Block Drug Co. Inc. "A"                        2,333       100,611

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iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Bush Boake Allen Inc.+                         2,094  $    100,119
Aphton Corp.+                                  3,482       100,107
Laclede Gas Co.                                4,624        99,994
SpeedFam-IPEC Inc.+                            8,712        99,644
Lexicon Genetics Inc.+                         3,148        99,555
Jones Lang LaSalle Inc.+                       7,636        99,268
Datascope Corp.                                2,962        99,227
Ryland Group Inc.                              3,200        99,200
Kelly Services Inc. "A"                        4,189        98,965
Sterling Bancshares Inc.                       6,483        98,866
Elcor Corp.                                    6,816        98,832
General Communication Inc. "A"+               13,808        98,814
Calgon Carbon Corp.                           14,492        98,727
eSPEED Inc. "A"+                               3,465        98,536
Integrated Circuit Systems Inc.+               5,326        98,531
Therma-Wave Inc.+                              3,424        98,440
Take-Two Interactive Software Inc.+            7,831        98,377
Input/Output Inc.+                            10,220        98,367
Westfield America Inc.                         7,152        98,340
Ralcorp Holdings Inc.+                         6,934        97,943
US Oncology Inc.+                             21,603        97,889
Isle of Capris Casinos Inc.+                   6,305        97,727
Tennant Co.                                    2,208        97,704
Micron Electronics Inc.+                      10,844        97,596
Omnova Solutions Inc.                         17,534        97,533
Net.B@nk Inc.+                                 8,253        97,489
Southern Peru Copper Corp.                     6,274        97,247
Taubman Centers Inc.                           8,410        97,241
FirstFed Financial Corp.+                      4,212        96,876
NUI Corp.                                      3,209        96,872
Triad Guaranty Inc.+                           3,250        96,688
24/7 Media Inc.+                               9,560        96,496
Sunrise Technologies International Inc.+      13,402        96,327
Steel Dynamics Inc.+                          10,484        96,322
Landstar System Inc.+                          2,156        96,211
Phoenix Technologies Ltd.+                     6,031        96,119
HotJobs.com Ltd.+                              5,630        96,062
Viasat Inc.+                                   4,288        95,944
Open Market Inc.+                             15,267        95,896
Sciclone Pharmaceuticals Inc.+                 8,807        95,776
Telxon Corp.+                                  5,450        95,375
Kronos Inc.+                                   3,173        95,190
Yellow Corporation+                            6,264        94,743
Integra Bank Corp.                             4,270        94,741
Parkervision Inc.+                             1,965        94,566
Genrad Inc.+                                   8,576        94,336
Offshore Logistics Inc.+                       5,275        94,291
Merchants New York Bancorp Inc.                4,582        94,217
IHOP Corp.+                                    4,915        93,999
eToys Inc.+                                   17,581        93,949
ITT Educational Services Inc.+                 3,463        93,934
Factory 2-U Stores Inc.+                       3,073        93,919
Arch Wireless Inc.+                           18,765        93,825
Per-Se Technologies Inc.+                      7,389        93,748
NextCard Inc.+                                10,288        93,557
Alamosa PCS Holdings Inc.+                     5,774        93,467
Morgan Keegan Inc.                             5,318        93,065
Digene Corp.+                                  2,582        92,952
Morrison Management Specialist Inc.            3,144        92,905
Ultratech Stepper Inc.+                        5,779        92,825
Bedford Property Investors Inc.                4,563        92,686
LifeMinders Inc.+                              4,034        92,530
Argosy Gaming Co.+                             5,100        92,437
Intermune Pharmaceuticals Inc.+                1,695        91,954
Caliper Technologies Corp.+                    1,584        91,773
Washington Group International Inc.+           8,016        91,683
Woodward Governor Co.                          2,055        91,576
AremisSoft Corp.+                              2,435        91,312
Trammell Crow Co.+                             6,083        91,245
Lynx Therapeutics Inc.+                        2,904        90,932
School Specialty Inc.+                         4,265        90,898
Simpson Manufacturing Co. Inc.+                2,033        90,850
California Water Service Group                 3,393        90,763
Identix Inc.+                                  7,447        90,481
JDN Realty Corp.                               7,993        90,421
Pulitzer Inc.                                  2,102        90,281
WorldGate Communications Inc.+                 4,298        90,258
Madison Gas & Electric Co.                     3,964        90,181
Atwood Oceanics Inc.+                          2,161        90,087
Dril-Quip Inc.+                                2,259        90,078
Inprise Corp.+                                16,805        89,802
eGain Communications Corp.+                    9,520        89,548
Nautica Enterprises Inc.+                      6,906        89,346
INAMED Corp.+                                  3,175        89,297
Anchor Bancorp Wisconsin Inc.                  5,691        89,278
Genesco Inc.+                                  5,266        89,193
I-Stat Corp.+                                  3,941        89,165
GBC Bancorp                                    2,614        89,039
Targeted Genetics Corp.+                       7,497        89,027
Cuno Inc.+                                     3,995        88,889
Cyberonics+                                    4,138        88,708
BindView Development Corp.+                   11,651        88,111

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 93
iShares Russell 2000 Index Fund
Schedule Of Investments (Continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
eXcelon Corp.+                                 7,119  $     88,098
Bay View Capital Corp.                         8,188        88,021
PC-Tel Inc.+                                   3,777        87,815
Innkeepers USA Trust                           8,546        87,596
Cadiz Inc.+                                    8,754        87,540
AMLI Residential Properties Trust              3,646        87,504
Somera Communications Inc.+                    9,207        87,467
Enhance Financial Services Group Inc.          6,727        87,451
Saga Systems Inc.+                             8,293        87,077
Regal-Beloit Corp.                             5,128        86,971
Toro Co.                                       2,758        86,877
Glimcher Realty Trust                          5,815        86,862
Paxar Corp.+                                   9,686        86,569
Cryolife Inc.+                                 2,494        86,511
Applied Industrial Technologies Inc.           4,995        86,476
Brush Wellman Inc.                             3,997        86,435
Wesley Jessen VisionCare Inc.+                 2,243        86,215
Frontier Airlines Inc.+                        4,430        86,108
Ziff-Davis Inc.                               10,590        86,044
American Italian Pasta Co.+                    4,479        85,941
Eastgroup Properties Inc.                      3,861        85,907
Mid-State Bancshares                           2,745        85,781
LodgeNet Entertainment Corp.+                  2,970        85,759
Bowne & Co. Inc.                               8,788        85,683
Anesta Corp.+                                  3,723        85,629
Surmodics Inc.+                                1,562        85,520
Network Peripherals Inc.+                      5,025        85,425
Pixelworks Inc.+                               1,791        85,408
Niku Corp.+                                    3,501        85,337
Radiant Systems Inc.+                          3,991        85,308
Commercial Metals Co.                          3,341        85,195
Forcenergy Inc.+                               3,260        85,167
Glatfelter (P.H.) Co.                          7,019        85,105
Stanford Microdevices Inc.+                    1,590        85,065
CTG Resources Inc.                             2,110        85,059
Ionics Inc.+                                   3,989        85,016
Dreyer's Grand Ice Cream Inc.                  3,927        84,676
Oceaneering International Inc.+                5,093        84,671
Matrixone Inc.+                                2,115        84,600
American Freightways Corp.+                    5,328        84,582
Martek Biosciences Corp.+                      4,330        84,435
NetScout Systems Inc.+                         3,550        84,313
Ultimate Electronics Inc.+                     2,046        84,142
Arnold Industries Inc.                         4,984        84,105
National Penn Bancshares Inc.                  4,371        84,073
Playtex Products Inc.+                         7,098        83,845
Advantage Learning Systems Inc.+               2,391        83,834
Esterline Corp.+                               4,254        83,751
Avid Technology Inc.+                          5,957        83,398
QRS Corp.+                                     5,524        83,205
MCSi Inc.+                                     2,474        83,188
National Health Investors Inc.                12,324        83,187
Actuant Corp. "A"                             21,111        83,125
Stericycle Inc.+                               3,386        82,957
NEON Communications Inc.+                      2,378        82,933
Advanced Radio Telecom Corp.+                  9,733        82,730
Rare Hospitality International Inc.+           4,048        82,468
South Jersey Industries                        2,822        82,367
UCBH Holdings Inc.                             2,290        82,011
Memberworks Inc.+                              2,494        81,990
CORUS Bankshares Inc.                          2,268        81,825
Bottomline Technologies Inc.+                  2,191        81,752
Bell & Howell Co.+                             3,734        81,681
Multex.com Inc.+                               4,769        81,669
Martha Stewart Living Omnimedia Inc. "A"+      3,106        81,532
Thoratec Labs Corp.+                           3,705        81,510
First Sentinel Bancorp Inc.                    8,551        81,502
Universal Electronics Inc.+                    3,368        81,464
Mentor Corp.                                   5,170        81,427
Del Monte Foods Co.+                          13,128        81,230
Bluestone Software Inc.+                       4,675        81,228
Werner Enterprises Inc.                        6,907        81,157
Information Holdings Inc.+                     2,285        80,975
AAR Corp.                                      7,079        80,966
Great Atlantic & Pacific Tea Co.               7,305        80,812
ATS Medical Inc.+                              5,350        80,584
Bel Fuse Inc. "B"                              2,086        80,311
Chemical Financial Corp.                       3,417        80,299
Uniroyal Technology Corp.+                     5,344        80,160
Berry Petroleum Co.                            4,435        80,107
Robert Mondavi Corp. (The) "A"+                1,954        79,870
Liberty Financial Companies Inc.               3,396        79,806
SportsLine USA Inc.+                           5,771        79,712
John Nuveen Co. "A"                            1,646        79,625
Premier National Bancorp Inc.                  3,911        79,198
Manhattan Associates Inc.+                     1,293        79,196
Cambridge Technology Partners Inc.+           18,099        79,183
NACCO Industries Inc.                          1,881        79,002
Spinnaker Exploration Co.+                     2,258        78,748
Handleman Co.+                                 6,356        78,655
Intergraph Corp.+                             10,936        78,603
First Financial Bankshares Inc.                2,442        78,297

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iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Allscripts Inc.+                               5,537  $     78,210
Packard BioScience Company+                    4,006        78,117
Michael Foods Inc.                             3,341        78,096
Commercial Net Lease Realty Inc.               7,504        77,854
Network Plus Corp.+                            9,010        77,711
Exelixis Inc.+                                 2,474        77,622
Myers Industries Inc.                          6,107        77,483
Ivex Packaging Corp.+                          7,882        77,342
BioMarin Pharmaceutical Inc.+                  4,203        77,230
Pep Boys-Manny Moe & Jack Inc.                15,439        77,195
Triarc Companies Inc.+                         3,131        77,101
Prima Energy Corp.+                            1,444        76,893
AmeriPath Inc.+                                5,297        76,806
Salem Communications Corp. "A"+                6,047        76,721
Thomas Industries Inc.                         3,783        76,606
4Kids Entertainment Inc.+                      4,525        76,359
Barnes Group Inc.                              4,155        76,348
Tesoro Petroleum Corp.+                        7,673        76,250
Playboy Enterprises Inc. "B"+                  5,096        76,122
Cabot Microelectronics Corp.+                  1,585        76,080
Standard Microsystems Corp.+                   3,483        75,973
Genlyte Group Inc. (The)+                      2,970        75,921
Argonaut Group Inc.                            4,337        75,897
BT Financial Corp.                             4,089        75,646
Trans World Entertainment Corp.+               7,563        75,630
RFS Hotel Investors Inc.                       5,988        75,599
Dress Barn Inc.+                               3,589        75,369
Hickory Tech Corp.                             3,385        75,316
Caraustar Industries Inc.                      6,798        75,203
Vail Resorts Inc.+                             3,713        75,188
Metromedia International Group Inc.+          20,096        75,159
Presidential Life Corp.                        5,028        75,106
Miravant Medical Technologies+                 3,449        75,016
FEI Co.+                                       3,455        74,930
Data Return Corp.+                             3,698        74,884
RLI Corp.                                      1,938        74,734
Applied Science & Technology Inc.+             5,059        74,620
ITXC Corp.+                                    5,101        74,602
Nu Skin Asia Pacific Inc. "A"+                11,243        74,485
Rollins Truck Leasing Corp.                   11,790        74,424
Prosoft I-Net Solutions Inc.+                  5,222        74,414
Ventas Inc.                                   14,874        74,370
Plains Resource Inc.+                          3,940        74,368
Bright Horizons Family Solutions Inc.+         2,908        74,336
Data Broadcasting Corp.+                      23,259        74,138
Boca Resorts Inc. "A"+                         6,770        74,047
Inter-Tel Inc.                                 6,505        73,994
PMA Capital Corp. "A"                          4,106        73,908
MetaCreations Corp.+                           6,559        73,789
American States Water Co.                      2,439        73,780
CyberSource Corp.+                             6,500        73,531
Hotel Reservations Network Inc.+               2,007        73,506
Skechers U.S.A. Inc.+                          4,858        73,477
Dime Community Bancshares                      2,961        73,285
Parkway Properties Inc.                        2,399        73,170
Golden Telecom Inc.+                           4,210        73,149
Walter Industries Inc.                         8,217        72,926
Semitool Inc.+                                 5,682        72,801
Universal Display Corp.+                       3,299        72,784
Mail.com Inc.+                                13,928        72,687
Razorfish Inc.+                                7,037        72,679
Yankee Candle Co. Inc. (The)+                  3,611        72,671
CVB Financial Corp.                            4,315        72,546
International Multifoods Corp.                 4,158        72,245
Columbia Sportswear Co.+                       1,574        72,207
Crestline Capital Corp.+                       3,592        72,064
Specialty Equipment Co.+                       2,918        72,038
II-VI Inc.+                                    3,848        71,849
Mills Corp.                                    3,788        71,735
Franklin Electric Co. Inc.                     1,039        71,691
Collins & Aikman Corp.+                       15,291        71,677
Great Lakes Inc.                               4,120        71,585
Ryerson Tull Inc.                              7,585        71,583
Speedway Motorsports Inc.+                     3,429        71,366
Stein Mart Inc.+                               6,574        71,081
Fremont General Corp.                         20,591        70,782
Chemed Corp.                                   2,220        70,624
Fibernet Telecom Group Inc.+                   4,157        70,409
MCK Communications Inc.+                       3,110        70,364
Town & Country Trust                           3,901        70,218
JDA Software Group Inc.+                       5,497        70,087
Satcon Technology Corp.+                       1,960        70,070
North Pittsburgh Systems Inc.                  5,136        69,978
Orchid Biosciences Inc.+                       2,058        69,972
DigitalThink Inc.+                             1,659        69,885
W Holding Co. Inc.                             6,857        69,856
Charter Municipal Mortgage Acceptance
  Corp.                                        5,043        69,795
Centennial Cellular Corp. "A"+                 3,170        69,740
Ribozyme Pharmaceuticals Inc.+                 2,403        69,687
Triangle Pharmaceuticals Inc.+                 8,248        69,593
Tricord Systems Inc.+                          4,658        69,579

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 95
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Kaman Corp. "A"                                5,510  $     69,564
Nanometrics Inc.+                              1,301        69,522
Wabtec Corporation                             6,866        69,518
Valmont Industries Inc.                        3,497        69,503
Foster Wheeler Corp.                           9,583        69,477
LandAmerica Financial Group Inc.               2,431        69,435
Cygnus Inc.+                                   6,308        69,388
Kaiser Aluminum Corp.+                        11,437        69,337
Hancock Holding Co.                            2,240        69,300
Hall Kinion & Associates Inc.+                 2,435        69,245
Hot Topic Inc.+                                2,306        69,180
Seitel Inc.+                                   4,812        69,173
Midwest Express Holdings Inc.+                 3,426        68,948
Nuevo Energy Co.+                              3,744        68,796
GenCorp. Inc.                                  8,463        68,762
Stewart Enterprises Inc. "A"                  35,432        68,650
WD-40 Company                                  3,224        68,510
Seacoast Financial Services Corp.              6,226        68,486
Wild Oats Markets Inc.+                        5,819        68,373
NBT Bancorp Inc.                               5,692        68,304
Exide Corp.                                    7,533        68,268
IRT Property Co.                               7,802        68,267
Championship Auto Racing Teams Inc.+           2,791        68,031
National Golf Properties Inc.                  3,293        67,918
SBS Technologies Inc.+                         2,918        67,844
Semco Energy Inc.                              4,412        67,835
Ha-Lo Industries Inc.+                        16,947        67,788
Embarcadero Technologies Inc.+                 1,316        67,609
Harbor Florida Bancshares Inc.                 5,604        67,598
General Cable Corp.                            8,938        67,594
Frontier Financial Corp.                       3,591        67,556
Wyndham International Inc. "A"+               37,258        67,530
Ventana Medical Systems Inc.+                  2,661        67,523
Coinstar Inc.+                                 4,969        67,392
Techniclone Corp.+                            27,594        67,260
Alexander's Inc.+                                819        66,953
PFF Bancorp Inc.                               3,070        66,773
United National Bancorp                        3,753        66,616
Trust Company of New Jersey (The)              3,973        66,548
Primex Technologies Inc.                       2,288        66,495
Guitar Center Inc.+                            5,392        66,389
e.spire Communications Inc.+                  22,554        66,252
PC Connection Inc.+                            1,162        66,234
RTI International Metals Inc.+                 4,583        66,167
Pennaco Energy Inc.+                           3,802        66,060
Project Software & Development Inc.+           4,246        66,012
Capital Automotive REIT                        5,074        65,962
Monaco Coach Corp.+                            3,988        65,802
Biocryst Pharmaceuticals Inc.+                 3,160        65,768
Ulticom Inc.+                                  1,393        65,645
eMagin Corporation+                            6,103        65,546
IMRglobal Corp.+                               5,634        65,495
Mechanical Technology Inc.+                    6,056        65,481
Selectica Inc.+                                1,641        65,435
Harleysville National Corp.                    2,165        65,356
Basin Exploration Inc.+                        3,343        65,188
Vyyo Inc.+                                     2,169        65,070
Digitas Inc.+                                  3,653        64,841
Marimba Inc.+                                  5,299        64,747
OTG Software Inc.+                             1,584        64,746
UICI+                                          9,248        64,736
Xybernaut Corp.+                              10,885        64,630
Computer Horizons Corp.+                       9,460        64,446
NCI Building Systems Inc.+                     4,401        64,365
Omega Financial Corp.                          2,125        64,281
Kenneth Cole Productions "A"+                  1,820        64,269
Financial Federal Corp.+                       2,657        64,266
Ethyl Corp.                                   44,661        64,200
Quintus Corp.+                                 7,484        64,082
Quanex Corp.                                   3,353        63,917
Hexcel Corp.+                                  4,774        63,852
Krispy Kreme Doughnuts Inc.+                     762        63,817
Friede Goldman Halter Inc.+                    9,031        63,781
Biomatrix Inc.+                                3,642        63,735
Bank of Granite Corp.                          2,767        63,468
Airtran Holdings Inc.+                        14,293        63,425
Heartland Express Inc.+                        3,650        63,419
IDX Systems Corp.+                             3,931        63,387
Advanta Corp. "A"                              5,632        63,360
Sequenom Inc.+                                 1,502        63,272
First Merchants Corp.                          2,859        63,255
Immune Response Corp.+                         9,188        63,167
Corinthian Colleges Inc.+                      1,070        63,130
Sunglass Hut International Inc.+               9,657        63,072
Palm Harbor Homes Inc.+                        4,580        62,975
Armor Holdings Inc.+                           4,197        62,955
Sequa Corp. "A"+                               1,477        62,773
Rollins Inc.                                   4,202        62,242
Fritz Companies Inc.+                          5,167        62,004
NABI Inc.+                                     8,854        61,978
American Industrial Properties                 4,349        61,973
Ryan's Family Steak Houses Inc.+               8,046        61,854

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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Checkpoint Systems Inc.+                       8,156  $     61,680
Diversa Corp.+                                 2,284        61,668
Biopure Corp.+                                 3,413        61,647
MAXIMUS Inc.+                                  2,786        61,640
Network Equipment Technologies Inc.+           5,760        61,560
Ampal-American Israel Corp. "A"+               4,690        61,556
Harleysville Group Inc.                        3,231        61,439
CB Richard Ellis Services Inc.+                5,013        61,409
Brio Technology Inc.+                          5,806        61,326
Lance Inc.                                     6,305        61,277
Carrier Access Corp.+                          3,083        61,082
Hollywood Entertainment Corp.+                 8,212        61,077
SoftNet Systems Inc.+                         10,231        61,066
Midway Games Inc.+                             8,706        60,942
Burlington Coat Factory Warehouse Corp.        4,256        60,914
Republic Security Financial Corp.             12,296        60,712
Wabash National Corp.                          6,631        60,508
DSET Corporation+                              2,929        60,411
Mail-Well Inc.+                               13,570        60,217
Vasomedical Inc.+                             12,347        60,192
Equity Inns Inc.                               9,073        60,109
Sovran Self Storage Inc.                       2,923        59,922
OceanFirst Financial Corp.                     2,885        59,864
First Indiana Corp.                            2,293        59,761
1st Source Corp.                               2,843        59,703
Central Parking Corp.                          3,001        59,457
LCC International Inc. "A"+                    4,092        59,334
ePresence Inc.+                                8,765        59,164
SJW Corp.                                        498        59,138
EMCOR Group Inc.+                              2,271        59,046
Cleveland-Cliffs Inc.                          2,581        59,040
Valentis Inc.+                                 7,145        58,946
Analogic Corp.                                 1,533        58,925
Sandy Spring Bancorp Inc.                      2,356        58,900
AVT Corp.+                                    10,571        58,801
Arkansas Best Corp.+                           3,822        58,763
Digital River Inc.+                            9,104        58,607
Conmed Corp.+                                  4,278        58,555
West Pharmaceutical Services Inc.              2,512        58,404
Imatron Inc.+                                 25,216        58,312
Worldpages.com Inc.+                          13,713        58,280
IMPSAT Fiber Networks Inc.+                    5,285        58,135
Woodhead Industries Inc.                       2,789        58,046
Cognizant Technology Solutions Corp.+          1,479        57,681
Riggs National Corp.                           4,689        57,440
Battle Mountain Gold Co.+                     32,774        57,354
Travelocity.com Inc.+                          4,040        57,318
Arguss Holdings Inc.+                          2,804        57,307
Marcus Corp.                                   5,442        57,141
Jakks Pacific Inc.+                            6,067        57,068
Patina Oil & Gas Corp.                         2,850        57,000
Curtiss Wright Corp.                           1,202        56,719
DLJdirect Inc.+                                8,239        56,643
Cylink Corp.+                                  5,424        56,613
Universal Access Inc.+                         4,814        56,565
SPSS Inc.+                                     2,104        56,414
Medical Assurance Inc.+                        4,602        56,374
Arctic Cat Inc.                                4,465        56,371
Datastream Systems Inc.+                       4,375        56,328
Professional Detailing Inc.+                     988        56,316
Farmers Capital Bank Corp.                     1,557        55,955
Friedman Billings Ramsey Group Inc. "A"+       5,980        55,689
Integrated Electrical Services Inc.+           8,098        55,674
Midcoast Energy Resources Inc.                 2,707        55,663
New England Business Service Inc.              3,070        55,644
Nucentrix Broadband Networks Inc.+             2,171        55,632
Key Productions Co. Inc.+                      2,505        55,267
Aaron Rents Inc. "B"                           4,289        55,221
Media 100 Inc.+                                5,012        55,132
Southwestern Energy Company                    6,287        55,011
Sauer Inc.                                     4,998        54,978
Churchill Downs Inc.                           2,123        54,933
MidAmerica Bancorp                             2,099        54,836
Kansas City Life Insurance Co.                 1,661        54,813
Scott Technologies Inc.+                       3,093        54,804
Key3Media Group Inc.+                          5,005        54,742
Gentiva Health Services Inc.+                  4,290        54,697
JP Realty Inc.                                 3,024        54,621
Roadway Express Inc.                           3,044        54,602
P.F. Chang's China Bistro Inc.+                1,579        54,574
Stride Rite Corp.                             10,769        54,518
Vector Group Ltd.                              3,133        54,439
Comstock Resources Inc.+                       4,773        54,293
Phillips-Van Heusen Corporation                5,251        54,151
Navigant Consulting Co.+                      15,725        54,055
Universal Compression Holdings Inc.+           1,742        53,893
United Community Financial Corp.               8,209        53,872
VIA NET.WORKS Inc.+                            5,589        53,794
Lindsay Manufacturing Co.                      2,885        53,733
Hunt (J.B.) Transport Services Inc.            4,209        53,665
Watsco Inc.                                    5,215        53,662
Houston Exploration Co.+                       2,124        53,631

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 97
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Pope & Talbot Inc.                             3,746  $     53,615
MKS Instruments Inc.+                          1,958        53,600
World Wrestling Federation Entertainment
  Inc.+                                        3,529        53,597
Parexel International Corp.+                   6,281        53,389
Moog Inc. "A"+                                 1,772        53,382
Baldwin & Lyons Inc. "B"                       2,755        53,378
Pennsylvania Real Estate Investment Trust      3,060        53,359
SciQuest.com Inc.+                             7,716        53,289
F&M Bancorp                                    2,688        53,256
White Electronic Designs Corp.                 4,438        53,256
Braun Consulting Inc.+                         2,685        53,197
CACI International Inc. "A"+                   2,478        53,122
Be Free Inc.+                                 12,460        52,955
Burnham Pacific Properties Inc.                8,734        52,950
Gardner Denver Inc.+                           3,254        52,877
Procom Technology Inc.+                        1,784        52,740
Meade Instruments Corp.+                       2,612        52,730
Standex International Corp.                    2,730        52,723
CPB Inc.                                       1,948        52,596
Intrusion.com Inc.+                            4,418        52,464
Collateral Therapeutics Inc.+                  1,811        52,406
GetThere.com Inc.+                             2,962        52,390
Western Properties Trust                       4,253        52,365
3DO Co. (The)+                                 7,826        52,336
International Specialty Products Inc.+         9,723        52,261
Rudolph Technologies Inc.+                     1,556        52,029
SLI Inc.                                       7,102        51,933
Albany International Corp.+                    4,327        51,924
LTV Corp.                                     39,556        51,917
First Washington Realty Trust                  2,045        51,892
Saba Software Inc.+                            1,853        51,884
Vertex Interactive Inc.+                       2,829        51,806
Area Bancshares Corp.                          2,321        51,497
Standard Register Co.                          3,215        51,440
Ocwen Financial Corp.+                         8,752        51,418
Century South Banks Inc.                       2,789        51,248
Intraware Inc.+                                6,857        51,213
BSB Bancorp Inc.                               2,278        50,970
U.S. Wireless Corp.+                           3,210        50,959
First Financial Holdings Inc.                  3,320        50,838
Mine Safety Appliances Co.                     2,304        50,832
Sagent Technology Inc.+                        6,718        50,805
Luby's Inc.                                    9,544        50,703
Frontier Oil Corp.+                            6,872        50,681
MTI Technology Corp.+                         13,234        50,455
Sanchez Computer Associates Inc.+              3,244        50,282
Magnetek Inc.+                                 4,725        50,203
TriZetto Group Inc. (The)+                     3,230        50,065
Novadigm Inc.+                                 3,229        49,999
Crossroads Systems Inc.+                       5,881        49,988
Andover Bancorp Inc.                           1,638        49,959
BSQUARE Corp.+                                 3,223        49,956
First Financial Corp.                          1,634        49,837
Champion Enterprises Inc.+                    11,722        49,818
Zenith National Insurance Corp.                2,275        49,766
EnergyNorth Inc.                                 819        49,703
Fred's Inc.                                    2,215        49,699
Staar Surgical Co.+                            2,868        49,652
Versata Inc.+                                  1,873        49,635
Griffon Corporation+                           6,537        49,436
VIVUS Inc.+                                   11,610        49,343
Diametrics Medical Inc.+                       6,136        49,280
Genta Inc.+                                    5,115        48,912
Ventiv Health Inc.+                            3,873        48,897
Watts Industries Inc. "A"                      4,889        48,890
Numerical Technologies Inc.+                   1,691        48,722
SmartServ Online Inc.+                         1,360        48,620
Russ Berrie & Co. Inc.                         2,458        48,546
Arch Capital Group Ltd.+                       3,080        48,510
Nhancement Technologies Inc.+                  2,845        48,365
Advanced Lighting Technologies Inc.+           3,908        48,361
Cascade Natural Gas Corp.                      2,758        48,265
ADE Corp.+                                     2,355        48,241
Kos Pharmaceuticals Inc.+                      2,440        48,190
Penn Engineering & Manufacturing Corp.         1,530        48,099
ESCO Technologies Inc.+                        2,745        48,037
Musicland Stores Corp.+                        6,790        47,954
IGEN International Inc.+                       2,380        47,897
Consolidated Products Inc.+                    5,984        47,872
Savvis Communications Corp.+                   5,318        47,862
Student Loan Corp.                               977        47,690
Casella Waste Systems Inc. "A"+                4,708        47,669
Research Frontiers Inc.+                       2,483        47,643
Endocare Inc.+                                 2,411        47,617
Vans Inc.+                                     3,085        47,432
Lexington Corp.                                4,212        47,385
Vialink Co. (The)+                             5,339        47,384
Gadzoox Networks Inc.+                         6,650        47,381
Hayes Lemmerz International Inc.+              4,407        47,375
Objective Systems Integrator Inc.+             5,451        47,356
Cash American Investments Inc.                 6,469        47,305

--------------------------------------------------------------------------------
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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Theragenics Corp.+                             7,258  $     47,177
Schweitzer-Mauduit International Inc.          3,527        47,174
Lone Star Steakhouse & Saloon Inc.             6,396        47,170
High Speed Access Corp.+                      12,993        47,100
Medallion Financial Corp.                      2,797        47,025
Mesa Air Group Inc.+                           8,590        46,977
Network Commerce Inc.+                         8,390        46,932
Carreker-Antinori Inc.+                        2,404        46,878
BOK Financial Corp.+                           2,532        46,842
InterCept Group Inc. (The)+                    2,009        46,835
Surety Corp.                                   4,070        46,805
Ocular Sciences Inc.+                          3,893        46,716
Trex Co. Inc.+                                 1,541        46,712
Register.com+                                  4,913        46,674
Spectra-Physics Lasers Inc.+                     870        46,599
SCPIE Holdings Inc.                            2,311        46,509
Airnet Communications Corp.+                   2,080        46,410
FBL Financial Group Inc. "A"                   2,855        46,394
Fossil Inc.+                                   3,475        46,261
Alaska Communications Systems Holdings Inc.+   7,248        46,206
3Dfx Interactive Inc.+                         9,474        46,186
Vasco Data Security International Inc.+        2,896        46,155
Boyd Gaming Corp.+                             9,340        46,116
Digimarc Corp.+                                2,476        46,115
Oneida Ltd.                                    3,322        46,093
Bio-Rad Laboratories Inc. "A"+                 2,045        46,033
Electric Lightwave Inc. "A"+                   5,405        45,942
VaxGen Inc.+                                   1,965        45,932
Geoworks Corp.+                                6,224        45,902
Robbins & Myers Inc.                           1,938        45,785
IXYS Corporation+                              1,750        45,719
DVI Inc.+                                      2,350        45,678
GoAmerica Inc.+                                5,163        45,660
Davox Corp.+                                   4,531        45,593
McMoRan Exploration Co.+                       3,925        45,530
Tanning Technology Corp.+                      3,309        45,499
Insignia Financial Group Inc.+                 4,437        45,479
CCC Information Services Group Inc.+           5,609        45,223
First Federal Capital Corp.                    3,645        44,879
Penn Virginia Corp.                            1,725        44,850
Alabama National Bancorp                       2,070        44,764
Intelect Communications Inc.+                 31,071        44,665
Mobile Mini Inc.+                              2,315        44,564
Electro Rent Corp.+                            3,494        44,548
Pacific Northwest Bancorp                      3,423        44,285
Billing Concepts Corp.+                       13,860        44,179
CDI Corp.+                                     2,757        44,112
Stamps.com Inc.+                              11,473        44,099
Gerber Scientific Inc.                         5,108        44,056
NET2000 Communications Inc.+                   6,909        44,045
Detroit Diesel Corp.                           1,924        43,891
Gentek Inc.                                    2,877        43,874
Haverty Furniture Companies Inc.               4,011        43,870
Pan Pacific Retail Properties Inc.             2,192        43,840
eMerge Interactive Inc. "A"+                   2,760        43,815
Nortek Inc.+                                   2,497        43,698
Boykin Lodging Co.                             4,195        43,523
Irwin Financial Corp.                          2,648        43,361
Clayton Williams Energy Inc.+                  1,070        43,335
Wilsons The Leather Experts Inc.+              2,389        43,151
Saul Centers Inc.                              2,703        43,079
U.S. Can Corp.+                                2,173        43,053
Centex Construction Products Inc.              1,728        42,876
Interactive Intelligence Inc.+                 1,090        42,851
Caminus Corp.+                                 1,075        42,731
Sonosite Inc.+                                 2,284        42,682
US LEC Corp. "A"+                              4,983        42,667
Volt Information Sciences Inc.+                1,984        42,656
Oriental Financial Group Inc.                  2,747        42,579
Arch Coal Inc.                                 4,257        42,570
Brenton Banks Inc.                             3,529        42,569
Deltic Timber Corp.                            2,511        42,530
Prodigy Communications Corp. "A"+              8,281        42,440
NETsilicon Inc.+                               2,020        42,294
PICO Holdings Inc.+                            3,232        42,218
Columbus McKinnon Corp.                        3,112        42,206
Luminex Corp.+                                 1,110        42,180
URS Corp.+                                     3,182        42,162
O'Charleys Inc.+                               3,421        42,121
iVillage Inc.+                                10,820        41,927
Viador Inc.+                                   4,780        41,825
Group 1 Automotive Inc.+                       3,844        41,803
Winnebago Industries Inc.                      3,318        41,475
Calico Commerce Inc.+                          6,767        41,448
Steven Madden Ltd.+                            4,805        41,443
McGrath Rentcorp                               2,175        41,325
Cato Corp. "A"                                 3,301        41,262
Brown Shoe Company Inc.                        4,491        41,261
Oshkosh B'gosh Inc. "A"                        2,710        41,243
Delco Remy International Inc.+                 5,398        41,160
Dover Downs Entertainment Inc.                 3,056        41,065

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 99
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
AMERCO+                                        2,079  $     40,670
Columbia Laboratories Inc.+                    6,986        40,606
LaSalle Hotel Properties                       2,681        40,550
Sonic Automotive Inc.+                         4,873        40,507
Interact Commerce Corporation+                 3,701        40,480
First Busey Corp. "A"                          2,187        40,459
Sturm Ruger & Co. Inc.                         4,939        40,438
Gabelli Asset Management Inc. "A"+             1,344        40,320
Capstead Mortgage Corp.                        4,474        40,266
Z-Tel Technologies Inc.+                       5,538        40,151
Technology Solutions Co.+                     16,045        40,113
FutureLink Corp.+                             13,014        39,855
Thor Industries Inc.                           1,722        39,821
Stewart Information Services Corp.             2,576        39,606
Entertainment Properties Trust                 3,724        39,567
Mississippi Valley Bancshares Inc.             1,532        39,545
Dura Automotive Systems Inc.+                  4,277        39,495
City Bank                                      2,287        39,451
Strayer Education Inc.                         1,803        39,441
Tejon Ranch Co.                                1,556        39,367
Valhi Inc.                                     3,107        39,032
WESCO International Inc.+                      4,870        38,960
Closure Medical Corp.+                         1,546        38,940
Corvel Corp.+                                  1,396        38,826
Juno Online Services Inc.+                     9,700        38,800
Azurix Corp.+                                 10,864        38,703
IMPCO Technologies Inc.+                       1,345        38,669
Polymer Group Inc.                             5,232        38,586
State Auto Financial Corp.                     2,924        38,378
National Information Consortium Inc.+          9,651        38,302
Horizon Offshore Inc.+                         2,164        38,140
Landry's Seafood Restaurants Inc.              5,567        37,925
Comfort Systems USA Inc.+                      7,306        37,900
Gold Bancorp Inc.                              7,377        37,807
Analysts International Corp.                   5,232        37,769
RPC Inc.                                       3,204        37,647
McAfee.com Corp.+                              2,523        37,530
FirePond Inc.+                                 2,581        37,424
Century Aluminum Co.                           2,979        37,237
Gaylord Container Corporation "A"+            21,909        36,971
Brookline Bancorp Inc.                         3,229        36,932
WFS Financial Inc.                             2,178        36,890
CPI Corp.                                      1,735        36,869
X-Rite Inc.                                    4,204        36,785
CardioDynamics International Corp.+            7,006        36,563
Persistence Software Inc.+                     3,339        36,520
Prime Group Realty Trust                       2,297        36,178
Vital Sign Inc.                                1,364        36,146
National Western Life Insurance Company "A"+     495        36,135
NationsRent Inc.+                              9,167        36,095
WestCorp Inc.                                  2,404        36,060
American Classic Voyages Co.+                  2,464        36,036
NetManage Inc.+                               16,927        35,970
Independent Bank Corp.                         2,990        35,880
Farmer Brothers Co.                              199        35,820
Spectralink Corp.+                             3,773        35,608
Coachmen Industries Inc.                       3,401        35,498
Sitel Corp.+                                  12,075        35,470
Nexell Therapeutics Inc.+                      3,853        35,399
Cysive Inc.+                                   5,286        35,350
EEX Corp.+                                     7,226        35,227
Exchange Applications Inc.+                    7,753        35,131
Interpool Inc.                                 3,065        35,056
Daleen Technologies Inc.+                      2,358        34,928
Crown Media Holdings Inc.+                     2,460        34,901
Crossmann Communities Inc.+                    1,767        34,898
Latitude Communications Inc.+                  4,500        34,875
Extensity Inc.+                                1,641        34,461
infoUSA Inc.+                                  6,888        34,440
Intrabiotics Pharmaceuticals Inc.+             2,116        34,385
Sonic Foundry Inc.+                            3,874        34,382
Skyline Corp.                                  1,598        34,057
Metawave Communications Corp.+                 1,857        34,006
Vicinity Corp.+                                3,072        33,792
Belco Oil & Gas Corp.+                         3,803        33,752
Thermo Cardiosystems Inc.+                     3,825        33,708
AGENCY.com Inc.+                               2,256        33,699
Advanced Marketing Services Inc.               1,909        33,646
ChromaVision Medical Systems Inc.+             3,512        33,364
National Presto Industries Inc.                1,113        33,320
Websense Inc.+                                 1,394        33,195
Insurance Auto Auctions Inc.+                  2,045        33,103
Revlon Inc. "A"+                               4,943        33,056
M.S. Carriers Inc.+                            2,110        32,969
Wackenhut Corp.+                               2,213        32,918
BancFirst Corp.                                1,030        32,831
CARBO Ceramics Inc.                            1,232        32,725
Hypercom Corp.+                                3,149        32,671
Santander Bancorp                              1,980        32,670
Predictive Systems Inc.+                       1,687        32,580
NetZero Inc.+                                 15,316        32,547

--------------------------------------------------------------------------------
  page 100                                                               iShares
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Bone Care International Inc.+                  1,568  $     32,536
click2learn.com Inc.+                          2,212        32,489
Transmontaigne Inc.+                           6,579        32,484
Mesaba Holdings Inc.+                          3,015        32,411
USB Holding Co. Inc.                           2,420        32,216
Lawson Products Inc.                           1,331        32,194
Value City Department Stores Inc.+             3,896        32,142
Philadelphia Consolidated Holding Corp.+       1,539        32,127
eBenx Inc.+                                    2,839        32,116
Software Technologies Corp.+                   1,397        31,978
Great American Financial Resources Inc.        1,739        31,845
Northwest Bancorp Inc.                         3,795        31,783
NetSolve Inc.+                                 4,453        31,728
Information Architects Corp.+                  9,520        31,535
Management Network Group Inc. (The)+           1,500        31,312
APAC Customer Services Inc.+                   5,874        31,206
CoorsTek Inc.+                                   812        31,059
Paradigm Genetics Inc.+                        1,300        31,038
Sunbeam Corp.+                                23,578        30,946
NetRatings Inc.+                               1,646        30,863
Expedia Inc. "A"+                              2,372        30,836
Cubic Corp.                                    1,290        30,799
Stoneridge Inc.+                               3,180        30,608
Senior Housing Properties Trust                3,279        30,536
Gibraltar Steel Corp.                          1,848        30,492
Network Access Solutions Corp.+                7,390        30,484
Whitehall Jewellers Inc.+                      3,827        30,377
Bacou USA Inc.+                                1,170        30,347
iBeam Broadcasting Corp.+                      4,429        30,173
Universal Forest Products Inc.                 2,636        30,108
Celsion Corporation+                          12,337        30,071
Wolverine Tube Inc.+                           2,011        29,914
Denbury Resources Inc.+                        4,249        29,743
Penn National Gaming Inc.+                     1,951        29,692
Herbalife International Inc. "A"               3,201        29,609
Gliatech Inc.+                                 4,705        29,406
Rock-Tenn Company "A"                          2,954        29,355
Regent Communications Inc.+                    5,221        29,042
Electronics Boutique Holdings Corp.+           1,350        29,025
eGlobe Inc.+                                  23,808        29,016
First Consulting Group Inc.+                   5,215        29,008
American Technical Ceramics Corp.+             1,859        28,982
Pilgrim's Pride Corp. "B"                      4,211        28,951
Oratec Interventions Inc.+                     2,361        28,922
Interlogix Inc.+                               2,180        28,919


Security                                      Shares         Value
------------------------------------------------------------------
Chiquita Brands International Inc.             9,234  $     28,856
Century Business Services+                    21,816        28,634
Rica Foods Inc.+                               1,724        28,446
CSS Industries Inc.+                           1,417        28,429
barnesandnoble.com Inc.+                       5,793        28,422
Inforte Corp.+                                   807        28,346
Cheap Tickets Inc.+                            2,728        28,303
Telocity Inc.+                                 8,623        28,294
First Niagara Financial Group Inc.             3,058        28,286
Midland Co.                                    1,065        28,223
Source Information Management Co.+             4,135        28,170
Metals USA Inc.                                9,578        28,135
Tanger Factory Outlet Centers Inc.             1,278        28,116
Xceed Inc.+                                   11,238        28,095
Riviana Foods Inc.                             1,675        27,952
Credit Acceptance Corp.+                       4,422        27,914
Meridian Resource Corp. (The)+                 4,059        27,906
Gulf Island Fabrication Inc.+                  1,580        27,847
Ackerly Group Inc. (The)                       2,784        27,840
Quokka Sports Inc.+                            6,981        27,706
Stepan Co.                                     1,365        27,385
Spiegel Inc. "A"                               3,912        27,384
Ramp Networks Inc.+                            7,714        27,240
Net Perceptions Inc.+                          5,634        26,585
GRIC Communications Inc.+                      3,662        26,549
United Natural Foods Inc.+                     2,138        26,458
Knight Transportation Inc.+                    1,700        26,456
Central Garden & Pet Co.+                      3,799        26,356
Ingles Markets Inc.                            2,385        26,235
Acme Communications Inc.+                      2,913        26,217
Organic Inc.+                                  5,826        26,217
Weirton Steel Corp.+                          10,457        26,143
Fedders Corp.                                  6,668        25,838
META Group Inc.+                               2,080        25,740
Saga Communications Inc.+                      1,558        25,707
C-bridge Internet Solutions Inc.+              1,362        25,537
ePlus Inc.+                                    1,239        25,399
On Command Corp.+                              2,067        25,385
Level 8 Systems Inc.+                          1,374        25,247
R&G Financial Corp. "B"                        2,564        24,679
Liqui-Box Corp.                                  757        24,508
Onvia.com Inc.+                                5,517        24,482
BankAtlantic Bancorp Inc. "A"                  5,755        24,099
Hollywood.com Inc.+                            3,965        23,914
American Axle & Manufacturing Holdings
  Inc.+                                        2,220        23,865
SmartDisk Corp.+                               1,649        23,704

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 101
iSHares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Twinlab Corp.+                                 5,411  $     23,673
Res-Care Inc.+                                 5,171        23,593
HEICO Corp.                                    1,814        23,582
Bush Industries Inc. "A"                       2,032        23,495
Callon Petroleum Corp.+                        1,483        23,450
Buckle Inc. (The)+                             1,984        23,064
Unigraphics Solutions Inc.+                    1,157        22,706
Rightchoice Managed Care Inc. "A"+               935        22,674
Digital Impact Inc.+                           3,436        22,656
EarthShell Corp.+                             18,005        22,506
PepsiAmericas Inc.+                            6,421        22,474
Smart & Final Inc.+                            3,173        22,409
Superior Telecom Inc.                          3,721        22,326
CompX International Inc.                       1,062        22,302
Women.com Networks Inc.+                       8,148        22,280
NCH Corp.                                        630        22,247
Neoforma.com Inc.+                             5,891        21,907
NPC International Inc.+                        2,212        21,636
Optical Cable Corp.+                             878        21,389
netGuru Inc.+                                  1,253        21,301
National Processing Inc.+                      1,528        21,297
AppliedTheory Corp.+                           3,433        21,027
Convergent Communications Inc.+                6,526        20,802
Loudeye Technologies Inc.+                     3,053        20,799
U.S. Aggregates Inc.                           1,254        20,769
Drugstore.com Inc.+                            6,128        20,682
Chordiant Software Inc.+                       2,650        20,537
On2.com Inc.+                                  8,244        20,528
Avenue A Inc.+                                 4,104        20,520
Star Scientific Inc.+                          5,109        20,436
Hanover Direct Inc.+                          36,294        20,415
National Steel Corp. "B"                       6,780        20,340
MedicaLogic Inc.+                              5,669        20,196
Pricesmart Inc.+                                 520        20,085
Capital City Bank Group Inc.                   1,023        20,012
Xpedior Inc.+                                  6,142        19,962
Guess ? Inc.+                                  1,758        19,777
NetObjects Inc.+                               6,299        19,684
Beasley Broadcast Group Inc. "A"+              2,031        19,675
Net.Genesis Corp.+                             2,246        19,512
Cypress Communications Inc.+                   7,317        19,436
Private Media Group Ltd.+                      3,438        19,339
Tuesday Morning Corp.+                         2,463        19,242
Modem Media Inc.+                              4,393        18,945
CAIS Internet Inc.+                            3,848        18,759


Security                                      Shares         Value
------------------------------------------------------------------
Buca Inc.+                                     1,741  $     18,498
Coldwater Creek Inc.+                            670        18,090
Dot Hill Systems Corp.+                        2,769        17,998
Liberty Livewire Corporation "A"+                584        17,958
SVI Holdings Inc.+                             3,609        17,828
Deltathree.com Inc.+                           4,896        17,748
Lightspan Inc.+                                7,281        17,747
Deltek Systems Inc.+                           2,316        17,732
Caldera Systems Inc.+                          4,314        17,660
Indus International Inc.+                      3,563        17,370
Switchboard Inc.+                              2,670        17,355
Harris Financial Inc.                          2,200        17,050
Preview Systems Inc.+                          1,796        17,006
ValueClick Inc.+                               2,625        16,898
NEON Systems+                                  1,525        16,775
FirstWorld Communications Inc. "B"+            8,312        16,754
buy.com Inc.+                                  5,943        16,529
Eprise Corp.+                                  1,880        16,215
Value Line Inc.                                  455        15,961
Prize Energy Corp.+                              840        15,855
Unify Corp.+                                   4,011        15,543
Infogrames Inc.+                               2,141        15,522
Coca-Cola Bottling Co.                           370        15,517
Aurora Foods Inc.+                             4,505        15,204
Genomic Solutions Inc.+                          882        15,159
NetCreations Inc.+                             1,415        15,123
Trendwest Resorts Inc.+                          900        14,963
Voyager.net Inc.+                              2,431        14,662
Seaboard Corp.                                    90        14,625
Digital Courier Technologies Inc.+             7,825        14,183
Antigenics Inc.+                                 931        13,732
NetSol International Inc.+                       885        13,386
Aspect Medical Systems Inc.+                   1,046        12,944
eMachines Inc.+                               12,517        12,908
Sequoia Software Corp.+                        1,975        12,776
Netpliance Inc.+                               8,379        12,569
Opus360 Corp.+                                 5,006        11,576
1-800-FLOWERS.com Inc.+                        2,300        11,464
United Auto Group Inc.+                        1,375        11,344
Allos Therapeutics Inc.+                       1,247        11,301
E-LOAN Inc.+                                   2,681        11,227
Blount International Inc.+                       997        11,216
Sonic Innovations Inc.+                        1,055        11,078
Telaxis Communications Corp.+                  1,711        10,426
Corillian Corp.+                               1,081        10,405
Photogen Technologies Inc.+                    2,438        10,362
Blaze Software Inc.+                             809        10,214

--------------------------------------------------------------------------------
  page 102                                                              iShares
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


                                           Shares or
Security                                   Principal         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Syntel Inc.+                                   1,260  $      9,863
Bebe Stores Inc.+                                640         9,520
Uproar Inc.+                                   2,418         9,068
MarketWatch.com Inc.+                          1,110         8,880
Scientific Learning Corp.+                     1,608         8,744
Seminis Inc. "A"+                              6,932         8,665
Systemax Inc.+                                 2,909         8,000
Stockwalk.com Group Inc.+                      1,740         7,368
Thermo Fibertek Inc.+                          1,735         7,265
Protection One Inc.+                           5,000         6,875
Envision Development Corp.+                      574         6,314
PEC Solutions Inc.+                              889         5,723
LivePerson Inc.+                               1,122         4,909
Gaiam Inc.+                                      264         4,834
GC Companies Inc.+                             1,428         4,284
COPE Inc.+                                        95         3,699
Reliance Group Holdings Inc.                  16,255         3,302
Coolsavings.com Inc.+                            979         2,677
Policy Management Systems Corp.+                  20           270
Curis Inc.+                                        1            14
Prison Realty Trust Inc. "B"+                      1            10
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $205,740,575)                                   233,389,232
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.44%
------------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $1,747,692     1,747,692

Goldman Sachs Financial Square Prime
  Obligation Fund++                        4,734,653     4,734,653

Providian Temp Cash Money Market Fund++    2,146,796     2,146,796

Short Term Investment Company Liquid
  Assets Portfolio++                       4,070,636     4,070,636
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $12,699,777)                                     12,699,777
------------------------------------------------------------------


Security                                   Principal         Value
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.09%
------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value of
  $216,063 and an effective yield of
  6.25%.                                  $  215,950  $    215,950
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $215,950)                                           215,950
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 105.39%
(Cost: $218,656,302)                                   246,304,959
------------------------------------------------------------------

Other Assets, Less Liabilities - (5.39%)               (12,587,775)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $233,717,184
==================================================================

  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 103
iSHares Russell 2000 Growth Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.98%
---------------------------------------------------------------
Interwoven Inc.+                             3,049  $   344,726
MMC Networks Inc.+                           2,586      327,129
Enzon Inc.+                                  3,574      235,884
Plexus Corp.+                                3,224      227,292
Veeco Instruments Inc.+                      2,077      220,714
Amerisource Health Corp. "A"+                4,562      214,414
Metris Companies Inc.                        5,346      211,167
Caremark Rx Inc.+                           18,622      209,497
Avocent Corporation+                         3,764      207,490
Informatica Corp.+                           2,175      202,819
Exar Corp.+                                  1,660      200,860
Manugistics Group Inc.+                      2,023      198,507
MRV Communications Inc.+                     4,366      197,834
HNC Software Inc.+                           2,354      192,587
AmeriCredit Corp.+                           6,677      192,381
Laboratory Corp. of America Holdings+        1,548      185,373
Netro Corp.+                                 3,025      179,231
Cirrus Logic Inc.+                           4,406      177,617
Infocus Corp.+                               3,331      176,543
Elantec Semiconductor Inc.+                  1,737      173,049
Actuate Software Corp.+                      4,984      172,182
Investors Financial Services Corp.           2,637      166,461
Plantronics Inc.+                            4,304      163,552
Inhale Therapeutic Systems Inc.+             2,880      162,360
Advent Software Inc.+                        2,318      161,970
Coherent Inc.+                               2,374      161,432
Netegrity Inc.+                              2,299      160,930
Sirius Satellite Radio Inc.+                 3,002      158,731
Abercrombie & Fitch Co.+                     8,269      157,628
Medicis Pharmaceutical Corp. "A"+            2,551      156,886
Natural Microsystems Corp.+                  2,902      156,119
MIPS Technologies Inc. "A"+                  3,387      155,802
Cell Therapeutics Inc.+                      2,332      155,515
Silicon Valley Bancshares+                   2,610      151,992
Mettler Toledo International Inc.+           3,423      150,612
Leap Wireless International Inc.+            2,353      147,210
Tollgrade Communications Inc.+               1,058      146,864
Myriad Genetics Inc.+                        1,702      146,372
OSI Pharmaceuticals Inc.+                    2,067      144,690
Cobalt Networks Inc.+                        2,463      142,546
Molecular Devices Corp.+                     1,419      139,417
NetIQ Corp.+                                 2,099      137,878
Alpharma Inc.                                2,214      135,331
Titan Pharmaceuticals Inc.+                  2,054      133,510


Security                                    Shares        Value
---------------------------------------------------------------
Mentor Graphics Corp.+                       5,633  $   132,728
Eaton Vance Corp.                            2,596      132,396
Anaren Microwave Inc.+                         971      131,692
Go2Net Inc.+                                 2,408      130,672
C&D Technologies Inc.                        2,254      127,914
Alexion Pharmaceuticals Inc.+                1,114      126,996
Korn/Ferry International+                    3,336      126,142
Diamond Technology Partners Inc.+            1,694      125,779
VISX Inc.+                                   4,655      125,394
Varian Medical Systems Inc.+                 2,774      125,350
Varian Inc.+                                 2,869      123,546
CTS Corp.                                    2,431      123,069
Cubist Pharmaceuticals Inc.+                 2,353      122,503
Maxim Pharmaceuticals Inc.+                  2,003      121,682
Aurora Biosciences Corp.+                    1,780      121,040
Greater Bay Bancorp                          1,739      120,752
Orthodontic Centers of America+              3,617      120,491
Methode Electronics Inc. "A"                 2,704      119,821
Tut Systems Inc.+                            1,384      119,457
CuraGen Corp.+                               2,220      118,284
Barr Laboratories Inc.+                      1,749      115,981
Documentum Inc.+                             1,418      115,124
Whole Foods Market Inc.+                     2,143      115,052
Aeroflex Inc.+                               2,332      113,393
United Therapeutics Inc.+                    1,290      112,714
Digital Island Inc.+                         5,930      111,187
Varian Semiconductor Equipment
  Associates Inc.+                           2,830      105,948
Edwards (J.D.) & Co.+                        4,091      105,855
Zebra Technologies Corp. "A"+                2,201      105,786
Catellus Development Corp.+                  6,025      105,437
Technitrol Inc.                              1,037      104,737
Gallagher (Arthur J.) & Co.                  1,769      104,592
Legato Systems Inc.+                         7,776      104,490
Aspen Technology Inc.+                       2,309      104,194
Lincare Holdings Inc.+                       3,628      104,078
CV Therapeutics Inc.+                        1,331      103,527
SkyWest Inc.                                 2,011      103,064
Cheesecake Factory (The)+                    2,345      101,421
Oak Technology Inc.+                         3,696      101,178
SBA Communications Corp.+                    2,409      101,027
Intermedia Communications Inc.+              3,407      100,506
Patterson Energy Inc.+                       2,906       99,894
Immunogen Inc.+                              2,916       99,691
Proxim Inc.+                                 2,232       99,324
LifePoint Hospitals Inc.+                    2,792       99,116


--------------------------------------------------------------------------------
  Page 104                                                              iShares
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.+        11,140  $    98,171
Zygo Corp.+                                  1,122       97,614
Investment Technology Group Inc.+            2,444       97,607
REMEC Inc.+                                  3,309       97,409
Trimeris Inc.+                               1,384       96,794
NPS Pharmaceuticals Inc.+                    1,703       96,326
Enzo Biochem Inc.+                           1,979       95,981
Lone Star Technologies Inc.+                 2,065       95,300
Iomega Corp.+                               19,007       95,035
Province Healthcare Co.+                     2,375       94,832
Wiley (John) & Sons Inc. "A"                 4,034       92,530
Vicor Corp.+                                 1,705       92,496
ACNielsen Corp.+                             3,881       92,416
Pioneer Group Inc. (The)+                    2,092       91,983
Stillwater Mining Co.+                       3,387       91,686
Emcore Corp.+                                2,186       90,890
Grey Wolf Inc.+                             15,784       90,758
Verity Inc.+                                 2,538       90,575
Concurrent Computer Corp.+                   4,754       90,326
Hain Celestial Group Inc.+                   2,571       90,306
Commerce Bancorp Inc.                        1,550       90,191
Barrett Resources Corp.+                     2,385       90,183
Pogo Producing Co.                           3,552       90,132
Linens 'N Things Inc.+                       3,529       89,989
Roper Industries Inc.                        2,704       89,739
FuelCell Energy Inc.+                          922       88,728
Lee Enterprises Inc.                         3,058       88,300
DSP Group Inc.+                              2,351       87,869
Tetra Tech Inc.+                             3,070       87,687
American Superconductor Corp.+               1,759       86,466
Heidrick & Struggles International Inc.+     1,672       85,899
Aviron+                                      1,471       85,778
Smith (Charles E) Residential Realty Inc.    1,883       85,441
Albany Molecular Research Inc.+              1,516       85,180
Michaels Stores Inc.+                        2,120       84,800
Impath Inc.+                                 1,342       84,714
Mitchell Energy & Development Corp. "A"      1,812       84,485
Corixa Corp.+                                1,680       84,420
Cousins Properties Inc.                      1,958       84,316
Key Energy Group Inc.+                       8,568       84,074
Callaway Golf Co.                            5,465       84,024
IDEXX Laboratories Inc.+                     3,123       83,540
Electro Scientific Industries Inc.+          2,378       83,527
Cross Timbers Oil Co.                        4,353       83,523
PurchasePro.com Inc.+                          948  $    83,306
S3 Inc.+                                     8,065       83,170
Resmed Inc.+                                 2,636       82,375
Artesyn Technologies Inc.+                   2,823       82,220
NYFIX Inc.+                                  1,837       82,206
SIPEX Corp.+                                 1,944       81,770
Neurocrine Biosciences Inc.+                 1,806       81,270
IDT Corp.+                                   2,087       81,132
Stone Energy Corp.+                          1,473       81,015
Park National Corp.                            833       79,968
Symyx Technologies Inc.+                     1,837       79,680
LTX Corp.+                                   4,201       79,556
Teledyne Technologies Inc.+                  2,719       79,191
Cymer Inc.+                                  2,570       78,867
Valuevision International Inc. "A"+          3,124       78,491
Shaw Group Inc.+                             1,113       78,467
Price Communications Corp.+                  3,971       77,683
Black Box Corp.+                             1,658       77,304
Priority Healthcare Corp. "B"+               1,011       77,089
Insight Enterprises Inc.+                    2,787       75,932
Clarent Corp.+                               1,917       75,482
Gartner Group Inc. "A"+                      6,455       75,039
Swift Energy Co.+                            1,796       74,646
Renal Care Group Inc.+                       3,998       74,463
Hyperion Solutions Corp.+                    2,838       73,433
Dendrite International Inc.+                 2,736       73,359
Noven Pharmaceuticals Inc.+                  1,714       73,274
Delta & Pine Land Co.                        2,849       73,184
Computer Network Technology Corp.+           2,120       72,875
Chesapeake Energy Corp.+                    10,135       72,845
Intranet Solutions Inc.+                     1,449       72,450
Advance Paradigm Inc.+                       1,717       72,436
Actel Corp.+                                 1,982       71,228
Benchmark Electronics Inc.+                  1,353       70,356
Pharmacyclics Inc.+                          1,405       69,723
Silicon Image Inc.+                          2,782       69,028
Jack in the Box Inc.+                        3,206       68,729
Pericom Semiconductor Corp.+                 1,852       68,524
Cerner Corp.+                                1,474       68,449
Intertrust Technologies Corp.+               5,642       68,057
Louis Dreyfus Natural Gas Corp.+             1,716       67,996
Career Education Corp.+                      1,526       67,907
FactSet Research Systems Inc.                1,806       67,906
Dura Pharmaceuticals Inc.+                   1,916       67,778
Geltex Pharmaceuticals Inc.+                 1,440       67,410
Wave Systems Corp. "A"+                      4,023       67,385


--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 105
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

Common Stocks (continued)
---------------------------------------------------------------
Corporate Executive Board Co. (The)+         1,672  $    67,298
Transkaryotic Therapies Inc.+                1,562       67,264
Ilex Oncology Inc.+                          2,223       66,968
Digital Insight Corp.+                       1,860       66,727
Cambrex Corp.                                1,802       66,674
Excalibur Technologies Corp.+                  989       66,448
InterDigital Communications Corp.+           4,698       65,772
Blyth Industries Inc.                        2,794       65,484
CEC Entertainment Inc.+                      2,035       65,120
Adaptive Broadband Corp.+                    3,317       64,681
Microstrategy Inc.+                          2,352       64,239
RadiSys Corp.+                               1,264       63,911
Too Inc.+                                    2,684       63,745
Timberland Co.+                              1,551       63,591
Zoran Corp.+                                 1,296       63,180
Connetics Corp.+                             2,614       63,063
Forrester Research Inc.+                       989       63,049
Alliance Pharmaceutical Corp.+               4,134       63,043
Polaris Industries Partners LP "A"           1,782       62,816
Brown & Brown Inc.                           1,974       62,798
Viasystems Group Inc.+                       3,688       62,696
Church & Dwight Co. Inc.                     3,382       62,144
AXT Inc.+                                    1,476       61,715
American Eagle Outfitters Inc.+              1,947       61,330
CompuCredit Corp.+                           1,087       60,974
Cal Dive International Inc.+                 1,065       60,905
BARRA Inc.+                                    979       60,759
Syncor International Corp.+                  1,650       60,741
Dal-Tile International Inc.+                 4,837       60,462
Maxtor Corp.+                                5,741       60,280
Xircom Inc.+                                 2,385       60,221
Novoste Corp.+                               1,416       60,180
Syntroleum Corp.+                            2,945       60,004
Administaff Inc.+                              792       59,954
Genzyme Transgenics Corp.+                   1,692       59,643
Scholastic Corp.+                              748       59,513
On Assignment Inc.+                          1,892       59,362
AMETEK Inc.                                  2,794       59,198
ANADIGICS Inc.+                              2,660       58,852
Helix Technology Corp.                       1,969       58,824
Texas Biotech Corp.+                         3,598       58,647
Pure Resources Inc.+                         2,761       58,499
TrustCo Bank Corp.                           4,744       58,411
Wit Soundview Group Inc.+                    6,478       58,302
Immunomedics Inc.+                           2,783  $    58,269
SonicWALL Inc.+                              2,044       58,254
WatchGuard Technologies Inc.+                  968       58,080
Secure Computing Corp.+                      2,220       57,859
Puma Technology Inc.+                        2,813       57,139
Graco Inc.                                   1,771       57,115
Aware Inc.+                                  1,482       57,057
Asyst Technologies Inc.+                     2,813       56,963
Rural Cellular Corp. "A"+                      836       56,953
Fisher Scientific International Inc.+        1,683       56,801
St. Mary Land & Exploration Co.              2,442       56,319
Hooper Holmes Inc.                           5,921       56,309
Perot Systems Corp. "A"+                     5,235       56,276
SERENA Software Inc.+                        1,221       56,242
Three-Five Systems Inc.+                     1,912       55,926
Crompton Corp.                               7,094       55,865
FileNET Corp.+                               3,066       55,763
KV Pharmaceuticals Co.+                      1,615       55,717
Packeteer Inc.+                              1,460       55,389
Solutia Inc.                                 4,864       55,328
Quantum Hard Disk Drive Group+               5,565       55,302
Insituform Technologies Inc. "A"+            1,639       55,111
UTI Energy Corp.+                            1,232       54,978
Cost Plus Inc.+                              1,823       54,918
Geron Corp.+                                 1,934       54,877
Veritas DGC Inc.+                            1,893       54,779
Bio-Technology General Corp.+                4,782       54,694
Citadel Communications Corp.+                3,212       54,604
99 Cents Only Stores+                        1,088       54,604
Atlas Air Inc.+                              1,289       54,460
HON Industries Inc.                          2,211       54,446
Newpark Resources Inc.+                      5,862       54,224
AXENT Technologies Inc.+                     2,508       54,079
Pre-Paid Legal Services Inc.+                1,672       54,027
Bally Total Fitness Holding Corp.+           2,157       53,925
Houghton Mifflin Co.                         1,372       53,851
Triad Hospitals Inc.+                        1,822       53,521
Regeneron Pharmaceuticals Inc.+              1,637       53,407
Dionex Corp.+                                1,925       53,178
eLoyalty Corp.+                              4,169       53,155
Keithley Instruments Inc.                      757       52,990
Avant! Corp.+                                2,898       52,888
Advanced Digital Information Corp.+          3,466       52,640
Ligand Pharmaceuticals Inc. "B"+             4,103       52,570
ITC DeltaCom Inc.+                           4,562       52,463
Invitrogen Corp.+                              737       52,419


--------------------------------------------------------------------------------
  page 106                                                               iShares
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Nuance Communications Inc.+                    429  $    52,204
Meredith Corp.                               1,760       51,920
Pacific Sunwear of California Inc.+          2,761       51,769
Choice Hotels International Inc.+            4,705       51,755
Act Manufacturing Inc.+                        981       51,748
United Television Inc.                         352       51,744
Mercury Computer Systems Inc.+               1,860       51,731
Accredo Health Inc.+                         1,053       51,465
Illuminet Holdings Inc.+                     1,852       51,393
Affiliated Managers Group Inc.+                902       51,358
F5 Networks Inc.+                            1,509       51,306
Gene Logic Inc.+                             2,222       51,106
Rent-Way Inc.+                               1,681       51,060
Pacific Capital Bancorp                      1,903       50,905
Brooks Automation Inc.+                      1,530       50,681
Kulicke & Soffa Industries Inc.+             3,806       50,667
Men's Wearhouse Inc. (The)+                  1,789       50,651
Lightpath Technologies Inc. "B"+             1,066       50,635
New Era of Networks Inc.+                    2,077       50,530
Acacia Research Corp.+                       1,442       50,290
Avigen Inc.+                                 1,265       50,284
Tweeter Home Entertainment Group Inc.+       1,375       49,930
Systems & Computer Technology Corp.+         2,838       49,842
JNI Corp.+                                     560       49,840
HS Resources Inc.+                           1,474       49,563
Sonic Corp.+                                 1,562       49,203
Seachange International Inc.+                1,474       49,195
Ruby Tuesday Inc.                            4,364       49,095
Biosite Diagnostics Inc.+                    1,231       49,086
Vintage Petroleum Inc.                       2,134       48,549
Donnelley (R.H.) Co.+                        2,277       48,102
Neose Technologies Inc.+                       992       47,988
Newport News Shipbuilding Inc.               1,100       47,713
Education Management Corp.+                  1,771       47,706
Hilb Rogal & Hamilton Co.                    1,144       47,690
Sotheby's Holdings Inc.                      1,914       47,611
Tupperware Corp.                             2,629       47,322
Concord Camera Corp.+                        1,837       47,073
AnswerThink Consulting Group Inc.+           2,893       47,011
ATMI Inc.+                                   2,002       46,797
Rehabcare Corp.+                             1,100       46,750
BlackRock Inc.+                              1,460       46,720
Fulton Financial Corp.                       2,355       46,658
Presstek Inc.+                               2,420       46,434

Security                                    Shares        Value
---------------------------------------------------------------
Avant Immunotherapeutics Inc.+               4,287  $    46,353
Trimble Navigation Ltd.+                     2,066       46,227
Learning Tree International Inc.+              967       46,053
P-Com Inc.+                                  6,929       45,905
Amylin Pharmaceuticals Inc.+                 4,265       45,849
Valence Technology Inc.+                     2,640       45,540
Alliance Semiconductor Corp.+                2,281       45,335
Pinnacle Systems Inc.+                       4,013       45,146
Kent Electronics Corp.+                      1,890       45,124
Valspar Corp.                                1,958       45,014
Eclipsys Corp.+                              2,806       44,896
Copart Inc.+                                 3,235       44,886
Pharmacopeia Inc.+                           1,760       44,880
Vical Inc.+                                  1,727       44,686
United Stationers Inc.+                      1,661       44,639
Direct Focus Inc.+                           1,122       44,599
Remedy Corp.+                                2,362       44,583
Supergen Inc.+                               2,318       44,477
Photronics Inc.+                             2,024       44,149
Labranche & Co. Inc.+                        1,320       44,055
Organogenesis Inc.+                          2,993       43,997
ZixIt Corp.+                                 1,441       43,951
Claire's Stores Inc.                         2,431       43,758
Abiomed Inc.+                                  638       43,464
Forward Air Corp.+                           1,234       43,421
Station Casinos Inc.+                        3,026       43,121
Apria Healthcare Group Inc.+                 3,091       43,081
MGI Pharma Inc.+                             1,430       42,900
Coulter Pharmaceutical Inc.+                 1,485       42,879
HI/FN Inc.+                                    626       42,646
SCM Microsystems Inc.+                       1,122       42,566
WebTrends Corp.+                             1,133       42,346
Zale Corp.+                                  1,298       42,104
Maverick Tube Corp.+                         1,562       42,076
NEO RX Corporation+                          1,716       42,042
Atlantic Coast Airlines Holdings+            1,298       41,779
Superior Energy Services Inc.+               3,924       41,202
Fair Isaac and Co. Inc.                        965       41,193
Adept Technology Inc.+                         783       41,156
Rayovac Corp.+                               2,398       41,066
Rogers Corp.+                                1,298       41,049
Cytogen Corp.+                               6,467       40,823
Westamerica Bancorp                          1,219       40,760
Rhythms Netconnections Inc.+                 5,519       40,703
SICOR Inc.+                                  3,961       40,600
About.com Inc.+                              1,252       40,533


--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 107
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Cooper Companies Inc.                        1,144  $    40,469
LookSmart Ltd.+                              3,616       40,454
Advanced Tissue Sciences Inc.+               5,433       40,408
ACTV Inc.+                                   2,929       40,274
Genome Therapeutics Corp.+                   1,935       39,788
Tumbleweed Communications Corp.+               780       39,780
Chico's FAS Inc.+                            1,166       39,644
Boyds Collection Ltd. (The)+                 5,367       39,582
Littelfuse Inc.+                             1,331       39,514
FYI Inc.+                                    1,054       39,393
Photon Dynamics Inc.+                        1,042       39,336
ADAC Laboratories Inc.+                      1,889       39,315
Papa John's International Inc.+              1,562       39,148
Celeritek Inc.+                              1,036       39,044
Microvision Inc.+                            1,012       38,646
ProBusiness Services Inc.+                   1,276       38,599
Emisphere Technologies Inc.+                 1,289       38,589
GoTo.com Inc.+                               2,333       38,494
Keynote Systems Inc.+                        1,432       38,306
Children's Place Retail Stores Inc.+         1,485       38,239
Polymedica Industries Inc.+                    891       38,202
Broadbase Software Inc.+                     2,813       38,151
ONYX Software Corp.+                         1,849       38,136
Progress Software Corp.+                     2,794       38,068
SCP Pool Corp.+                              1,276       37,802
Neurogen Corp.+                              1,213       37,755
MapInfo Corp.+                               1,205       37,716
Energy Conversion Devices Inc.+              1,014       37,708
Concord Communications Inc.+                 1,419       37,603
General Semiconductor Inc.+                  3,080       37,537
DDi Corp.+                                     847       37,480
Zoll Medical Corp.+                            767       37,391
Applebee's International Inc.                1,617       37,191
Duane Reade Inc.+                            1,529       37,078
Aradigm Corp.+                               1,614       37,021
EGL Inc.+                                    1,221       36,935
C-COR Electronics Inc.+                      2,409       36,888
Haemonetics Corp.+                           1,443       36,796
Rent-A-Center Inc.+                          1,056       36,630
DUSA Pharmaceuticals Inc.+                   1,188       36,605
Metricom Inc.+                               1,419       36,539
XM Satellite Radio Holdings Inc. "A"+          847       36,474
EntreMed Inc.+                               1,307       36,433
Frontline Capital Group Inc.+                2,208       36,294

Security                                    Shares        Value
---------------------------------------------------------------
Mpower Communications Corp.+                 4,158  $    36,253
Matthews International Corp.                 1,232       36,190
Globix Corp.+                                1,551       36,158
Profit Recovery Group International Inc.
  (The)+                                     3,660       36,143
Aphton Corp.+                                1,252       35,995
Viatel Inc.+                                 3,501       35,885
PLX Technology Inc.+                         1,331       35,771
Matrix Pharmaceutical Inc.+                  2,297       35,747
Topps Co. (The)+                             3,872       35,574
Mercator Software Inc.+                      2,145       35,527
CONSOL Energy Inc.                           2,211       35,514
Supertex Inc.+                                 703       35,414
Brooktrout Technology Inc.+                  1,067       35,144
Isis Pharmaceuticals Inc.+                   3,005       34,557
Isle of Capris Casinos Inc.+                 2,222       34,441
Advanced Energy Industries Inc.+             1,043       34,419
Ask Jeeves Inc.+                             1,793       34,403
Extended Systems Inc.+                         638       34,292
Omnicare Inc.                                2,120       34,185
Metasolv Software Inc.+                        836       34,171
Donaldson Co. Inc.                           1,551       34,122
Grey Global Group Inc.                          55       34,088
Merchants New York Bancorp Inc.              1,650       33,928
Paxson Communications Corp.+                 2,934       33,741
Per-Se Technologies Inc.+                    2,659       33,736
ITT Educational Services Inc.+               1,243       33,716
Maxygen Inc.+                                  649       33,667
Ethan Allen Interiors Inc.                   1,188       33,635
Interliant Inc.+                             4,202       33,616
Beringer Wine Estates Holdings Inc. "B"+       605       33,615
Phoenix Technologies Ltd.+                   2,101       33,485
International Fibercom Inc.+                 2,288       33,462
Parkervision Inc.+                             693       33,351
PRI Automation Inc.+                         1,827       33,343
Factory 2-U Stores Inc.+                     1,089       33,283
NBTY Inc.+                                   5,092       33,257
Waste Connections Inc.+                      1,297       33,236
Morrison Management Specialist Inc.          1,122       33,155
Arthocare Corp.+                             1,705       33,141
Power Integrations Inc.+                     2,376       33,116
Rainbow Technologies Inc.+                     932       32,970
Digene Corp.+                                  913       32,868
MacDermid Inc.                               1,562       32,802
Microsemi Corp.+                               860       32,788
Alliant Techsystems Inc.+                      399       32,768
Intertan Inc.+                               2,263       32,672


--------------------------------------------------------------------------------
  page 108                                                        [iSHARES LOGO]
iShares Russell 2000 Growth Index Fund
Schedule of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value

---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Kronos Inc.+                                 1,089  $    32,670
AirGate PCS Inc.+                              725       32,534
Integrated Silicon Solution Inc.+            2,278       32,319
Argosy Gaming Co.+                           1,782       32,299
AremisSoft Corp.+                              858       32,175
Spanish Broadcasting System Inc. "A"+        2,736       32,148
Cyberonics+                                  1,499       32,135
Atwood Oceanics Inc.+                          770       32,099
NVR Inc.+                                      396       32,076
Scotts Co. (The) "A"+                          957       32,060
Motient Corp.+                               2,269       32,050
Dril-Quip Inc.+                                803       32,020
Landstar System Inc.+                          716       31,951
Genesco Inc.+                                1,881       31,859
I-Stat Corp.+                                1,408       31,856
Pharmaceutical Product Development Inc.+     1,199       31,848
ESS Technology Inc.+                         2,222       31,802
Viasat Inc.+                                 1,420       31,773
Dial Corp.                                   2,731       31,748
Complete Business Solutions Inc.+            2,346       31,671
Westell Technologies Inc.+                   2,455       31,608
Frontier Airlines Inc.+                      1,625       31,586
Ciber Inc.+                                  3,828       31,581
Tularik Inc.+                                  957       31,581
INAMED Corp.+                                1,122       31,556
Hyseq Inc.+                                    858       31,371
Cadiz Inc.+                                  3,132       31,320
Sunrise Technologies International Inc.+     4,320       31,050
Great Plains Software Inc.+                  1,103       31,022
Sciclone Pharmaceuticals Inc.+               2,841       30,896
CFW Communications Co.                       1,144       30,888
SilverStream Software Inc.+                  1,023       30,818
Mid Atlantic Medical Services Inc.+          2,035       30,779
Catalytica Inc.+                             2,487       30,777
Brady Corp. "A"                              1,012       30,613
Transaction Systems Architects Inc. "A"+     1,881       30,566
Cerus Corp.+                                   550       30,525
GTECH Holdings Corp.+                        1,837       30,425
Dreyer's Grand Ice Cream Inc.                1,408       30,360
Radiant Systems Inc.+                        1,419       30,331
Retek Inc.+                                    572       30,316
Ultimate Electronics Inc.+                     737       30,309
internet.com LLC+                              979       30,288
Manitowoc Co. Inc.                           1,573       30,280

Security                                    Shares        Value

---------------------------------------------------------------
Southwest Bancorp of Texas Inc.+               924  $    30,203
Westpoint Stevens Inc.                       2,454       30,062
Memberworks Inc.+                              911       29,949
QuickLogic Corp.+                            1,812       29,898
InterVoice Inc.+                             2,846       29,883
Intermune Pharmaceuticals Inc.+                550       29,837
Martek Biosciences Corp.+                    1,529       29,815
Cryolife Inc.+                                 858       29,762
Pinnacle Entertainment Inc.+                 1,364       29,667
Thoratec Labs Corp.+                         1,348       29,656
Mentor Corp.                                 1,878       29,578
Adelphia Business Solutions Inc.+            2,500       29,531
Packaging Corporation of America+            2,648       29,294
Respironics Inc.+                            1,749       29,186
Teleflex Inc.                                  847       29,116
Universal Electronics Inc.+                  1,199       29,001
Insight Communications Co. Inc.+             1,826       28,988
Information Holdings Inc.+                     814       28,846
Oakley Inc.+                                 1,639       28,785
Wesley Jessen VisionCare Inc.+                 748       28,751
CT Communications Inc.                       1,408       28,600
United Rentals Inc.+                         1,177       28,395
Surmodics Inc.+                                517       28,306
ATS Medical Inc.+                            1,878       28,287
John Nuveen Co. "A"                            583       28,203
Advantage Learning Systems Inc.+               803       28,155
eXcelon Corp.+                               2,274       28,141
Talk.com Inc.+                               6,381       28,116
Terremark Worldwide Inc.+                   11,025       28,114
Clarus Corp.+                                1,232       28,105
PC-Tel Inc.+                                 1,202       27,947
Identix Inc.+                                2,299       27,933
eToys Inc.+                                  5,213       27,857
Electroglas Inc.+                            1,617       27,590
Bright Horizons Family Solutions Inc.+       1,078       27,556
Prima Energy Corp.+                            517       27,530
Centillium Communications Inc.+                286       27,456
Berry Petroleum Co.                          1,520       27,455
Sensormatic Electronics Corp.+               1,826       27,390
Ventas Inc.                                  5,455       27,275
Spinnaker Exploration Co.+                     782       27,272
DuPont Photomasks Inc.+                        464       27,260
Saga Systems Inc.+                           2,593       27,227
Salton/Maxim Corp.+                            836       27,013
Cohu Inc.                                    1,760       26,950
NetScout Systems Inc.+                       1,133       26,909


--------------------------------------------------------------------------------
iShares Schedules of Investments                                        PAGE 109
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
BioMarin Pharmaceutical Inc.+                1,463  $    26,883
Cyber-Care Inc.+                             4,224       26,862
Jupiter Media Metrix Inc.+                   1,685       26,862
Bell & Howell Co.+                           1,221       26,709
Stericycle Inc.+                             1,089       26,681
California Amplifier Inc.+                   1,155       26,565
Young Broadcasting Corp. "A"+                  845       26,565
Specialty Equipment Co.+                     1,076       26,564
Performance Food Group Co.+                    704       26,488
FEI Co.+                                     1,221       26,480
Plains Resource Inc.+                        1,397       26,368
Ibis Technology Corp.+                         726       26,363
Miravant Medical Technologies+               1,210       26,318
Briggs & Stratton Corp.                        693       26,204
Ariad Pharmaceuticals Inc.+                  2,076       26,080
Symmetricom Inc.+                            1,664       26,000
Targeted Genetics Corp.+                     2,186       25,959
Com21 Inc.+                                  1,914       25,839
Franklin Electric Co. Inc.                     374       25,806
Harman International Industries Inc.           660       25,806
Datascope Corp.                                770       25,795
E-Town Corp.                                   385       25,747
Nordson Corp.                                  902       25,651
Forest Oil Corp.+                            1,584       25,641
Mills Corp.                                  1,353       25,622
Yankee Candle Co. Inc. (The)+                1,265       25,458
Lexicon Genetics Inc.+                         803       25,395
TiVo Inc.+                                   1,309       25,362
Manufactured Home Communities Inc.           1,012       25,300
Unit Corp.+                                  1,705       25,149
Accrue Software Inc.+                        2,104       25,117
Excel Technology Inc.+                         781       25,041
Town & Country Trust                         1,386       24,948
MedQuist Inc.+                               1,232       24,871
BindView Development Corp.+                  3,286       24,850
Evergreen Resources Inc.+                      715       24,846
Lynx Therapeutics Inc.+                        792       24,799
Prosoft I-Net Solutions Inc.+                1,739       24,781
Somera Communications Inc.+                  2,593       24,634
Coinstar Inc.+                               1,812       24,575
WorldGate Communications Inc.+               1,167       24,507
Multex.com Inc.+                             1,430       24,489
Superconductor Technologies Inc.+            1,353       24,439
Allscripts Inc.+                             1,729       24,422

Security                                    Shares        Value

---------------------------------------------------------------
WebLink Wireless Inc.+                       3,176  $    24,416
ACLARA BioSciences Inc.+                       803       24,391
Therma-Wave Inc.+                              848       24,380
WD-40 Company                                1,144       24,310
Nanogen Inc.+                                1,254       24,296
Alexander's Inc.+                              297       24,280
Telxon Corp.+                                1,383       24,203
Manhattan Associates Inc.+                     394       24,132
Universal Display Corp.+                     1,089       24,026
Exelixis Inc.+                                 761       23,876
HotJobs.com Ltd.+                            1,397       23,836
PC Connection Inc.+                            418       23,826
Bottomline Technologies Inc.+                  638       23,805
Columbia Sportswear Co.+                       517       23,717
Guitar Center Inc.+                          1,925       23,702
StarMedia Network Inc.+                      3,157       23,678
Satcon Technology Corp.+                       660       23,595
Pennaco Energy Inc.+                         1,342       23,317
Constellation Brands Inc.+                     429       23,300
Internet Pictures Corp.+                     4,277       23,256
ADVO Inc.+                                     704       23,232
Kenneth Cole Productions "A"+                  655       23,130
Biocryst Pharmaceuticals Inc.+               1,111       23,123
StarBase Corp.+                              4,056       23,069
Brightpoint Inc.+                            4,573       23,008
Network Peripherals Inc.+                    1,353       23,001
LifeMinders Inc.+                            1,001       22,960
Cable Design Technologies Corp.+               938       22,805
Rare Hospitality International Inc.+         1,119       22,800
Vertel Corp.+                                2,461       22,764
Corinthian Colleges Inc.+                      385       22,715
MICROS Systems Inc.+                         1,507       22,699
Tredegar Corporation                         1,309       22,662
Ribozyme Pharmaceuticals Inc.+                 781       22,649
Wink Communications Inc.+                    1,881       22,572
Biomatrix Inc.+                              1,287       22,522
Hot Topic Inc.+                                748       22,440
Primus Telecommunications Group Inc.+        2,354       22,363
Ventana Medical Systems Inc.+                  880       22,330
Caliper Technologies Corp.+                    385       22,306
Western Digital Corp.+                       3,792       22,278
NABI Inc.+                                   3,177       22,239
Hall Kinion & Associates Inc.+                 781       22,210
Tricord Systems Inc.+                        1,474       22,018
Rollins Inc.                                 1,485       21,997
MetaCreations Corp.+                         1,955       21,994


--------------------------------------------------------------------------------
  PAGE 110                                                              iShares
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Mechanical Technology Inc.+                  2,027  $    21,917
Commonwealth Telephone Enterprises Inc.+       594       21,904
Martha Stewart Living Omnimedia Inc. "A"+      825       21,656
IMRglobal Corp.+                             1,858       21,599
MCSi Inc.+                                     638       21,453
Championship Auto Racing Teams Inc.+           880       21,450
CTC Communications Group Inc.+               1,056       21,384
Vasomedical Inc.+                            4,386       21,382
Elcor Corp.                                  1,474       21,373
Valentis Inc.+                               2,582       21,302
Speedway Motorsports Inc.+                   1,023       21,291
Mattson Technology Inc.+                     1,431       21,286
Biopure Corp.+                               1,177       21,260
Lands' End Inc.+                             1,012       21,252
eMagin Corporation+                          1,977       21,233
Simpson Manufacturing Co. Inc.+                473       21,137
Telcom Semiconductor Inc.+                   1,419       21,108
Cullen/Frost Bankers Inc.                      649       21,092
Pixelworks Inc.+                               440       20,983
Firstbank Corp.                                858       20,967
Sunglass Hut International Inc.+             3,209       20,959
Cuno Inc.+                                     935       20,804
Bindley Western Industries Inc.                649       20,768
Edwards Lifesciences Corp.+                    946       20,635
Cognizant Technology Solutions Corp.+          528       20,592
Nanometrics Inc.+                              385       20,573
Battle Mountain Gold Co.+                   11,681       20,442
MCK Communications Inc.+                       900       20,362
eSPEED Inc. "A"+                               715       20,333
National Penn Bancshares Inc.                1,056       20,312
MAXIMUS Inc.+                                  913       20,200
Petsmart Inc.+                               4,287       20,095
Nx Networks Inc.+                            3,033       20,094
Professional Detailing Inc.+                   352       20,064
SPSS Inc.+                                     748       20,056
Bluestone Software Inc.+                     1,144       19,877
Cylink Corp.+                                1,903       19,863
Open Market Inc.+                            3,154       19,811
eGain Communications Corp.+                  2,098       19,734
Embarcadero Technologies Inc.+                 382       19,625
FSI International Inc.+                      1,375       19,594
Scott Technologies Inc.+                     1,100       19,491
Rare Medium Group Inc.+                      2,619       19,479
Washington Trust Bancorp Inc.                  968       19,421
Micron Electronics Inc.+                     2,153       19,377
Viant Corp.+                                 3,289       19,323
Advanced Radio Telecom Corp.+                2,263       19,235
CVB Financial Corp.                          1,144       19,233
Carlisle Companies Inc.                        462       19,173
Vertex Interactive Inc.+                     1,046       19,155
Ventro Corporation+                          1,738       19,118
Midas Inc.                                   1,364       19,096
Black Hills Corp.                              680       19,082
Idex Corp.                                     682       19,053
P.F. Chang's China Bistro Inc.+                550       19,009
Houston Exploration Co.+                       748       18,887
Valmont Industries Inc.                        946       18,802
Imatron Inc.+                                8,128       18,796
Central Parking Corp.                          946       18,743
Novadigm Inc.+                               1,201       18,597
Data Return Corp.+                             913       18,488
Arch Wireless Inc.+                          3,694       18,470
Skechers U.S.A. Inc.+                        1,221       18,468
Collateral Therapeutics Inc.+                  638       18,462
Barnes & Noble Inc.+                           935       18,408
Integrated Circuit Systems Inc.+               990       18,315
Visual Networks Inc.+                        2,784       18,270
Startek Inc.+                                  627       18,183
Robotic Vision Systems Inc.+                 3,044       18,169
U.S. Wireless Corp.+                         1,143       18,145
Inter-Tel Inc.                               1,595       18,143
Frontier Oil Corp.+                          2,450       18,069
Uniroyal Technology Corp.+                   1,199       17,985
Project Software & Development Inc.+         1,155       17,957
Staar Surgical Co.+                          1,034       17,901
CyberSource Corp.+                           1,581       17,885
Libbey Inc.                                    572       17,803
InteliData Technologies Corp.+               3,396       17,776
Net2Phone Inc.+                                790       17,775
Datastream Systems Inc.+                     1,372       17,664
HSB Group Inc.                                 440       17,655
Sangstat Medical Corp.+                      1,375       17,617
Orbital Sciences Corp.+                      2,101       17,596
Buckeye Technologies Inc.+                     847       17,575
TriZetto Group Inc. (The)+                   1,133       17,562
Orchid Biosciences Inc.+                       516       17,544
Gentiva Health Services Inc.+                1,372       17,493
Diametrics Medical Inc.+                     2,175       17,468
Sanchez Computer Associates Inc.+            1,122       17,391
EnergyNorth Inc.                               286       17,357
--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 111
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Techniclone Corp.+                           7,115  $    17,343
Regis Corp.                                  1,155       17,325
Hotel Reservations Network Inc.+               473       17,324
DSET Corporation+                              839       17,304
Lightbridge Inc.+                            1,485       17,263
Zomax Optical Media Inc.+                    2,464       17,248
Lindsay Manufacturing Co.                      924       17,209
Endocare Inc.+                                 869       17,163
Matrixone Inc.+                                429       17,160
CapRock Communications Corp.+                3,363       17,130
Immersion Corp.+                             1,100       17,050
NextCard Inc.+                               1,867       16,978
Cabot Oil & Gas Corp. "A"                      833       16,972
Semitool Inc.+                               1,320       16,913
Research Frontiers Inc.+                       880       16,885
Allaire Corp.+                               1,980       16,830
IGEN International Inc.+                       836       16,824
QRS Corp.+                                   1,111       16,734
OTG Software Inc.+                             407       16,636
Ultratech Stepper Inc.+                      1,034       16,609
Ulticom Inc.+                                  352       16,588
Carrier Access Corp.+                          836       16,563
Fossil Inc.+                                 1,243       16,547
Carreker-Antinori Inc.+                        847       16,516
Spectra-Physics Lasers Inc.+                   308       16,497
AnnTaylor Stores Corp.+                        429       16,490
iGate Capital Corp.+                         3,066       16,480
InterCept Group Inc. (The)+                    704       16,412
Georgia Gulf Corp.                           1,430       16,356
Diversa Corp.+                                 605       16,335
Genta Inc.+                                  1,695       16,208
MEMC Electronics Materials Inc.+             1,254       16,145
Kos Pharmaceuticals Inc.+                      817       16,136
CCC Information Services Group Inc.+         1,999       16,117
NEON Communications Inc.+                      462       16,112
World Access Inc.+                           2,978       16,100
Niku Corp.+                                    660       16,088
Spartech Corp.                               1,023       15,920
Stanford Microdevices Inc.+                    297       15,890
Immune Response Corp.+                       2,311       15,888
Cygnus Inc.+                                 1,442       15,862
iXL Enterprises Inc.+                        3,622       15,846
Ferro Corp.                                    825       15,727
Triarc Companies Inc.+                         638       15,711
Metrocall Inc.+                              5,224       15,672
Quiksilver Inc.+                               814       15,670
Clayton Williams Energy Inc.+                  385       15,592
Intrusion.com Inc.+                          1,309       15,544
Cell Pathways Inc.+                          1,912       15,535
Vyyo Inc.+                                     517       15,510
Mobile Mini Inc.+                              803       15,458
Netcentives Inc.+                            2,013       15,412
BSQUARE Corp.+                                 990       15,345
Primus Knowledge Solutions Inc.+             1,034       15,316
Caminus Corp.+                                 385       15,304
National Discounts Brokers Group Inc.+         493       15,252
3DO Co. (The)+                               2,274       15,207
Marimba Inc.+                                1,243       15,188
Teligent Inc. "A"+                           1,166       15,158
Meade Instruments Corp.+                       748       15,100
Braun Consulting Inc.+                         759       15,038
ibasis Inc.+                                   946       15,018
Objective Systems Integrator Inc.+           1,727       15,003
Net.B@nk Inc.+                               1,266       14,955
Xybernaut Corp.+                             2,516       14,939
Kirby Corp.+                                   759       14,895
II-VI Inc.+                                    792       14,788
Diagnostic Products Corp.                      275       14,747
Oshkosh B'gosh Inc. "A"                        968       14,732
Vasco Data Security International Inc.+        924       14,726
Rudolph Technologies Inc.+                     440       14,713
Interactive Intelligence Inc.+                 374       14,703
Corvel Corp.+                                  528       14,685
Tanning Technology Corp.+                    1,067       14,671
Trex Co. Inc.+                                 484       14,671
First Busey Corp. "A"                          792       14,652
GBC Bancorp                                    429       14,613
LodgeNet Entertainment Corp.+                  506       14,611
Applied Science & Technology Inc.+             990       14,602
Nhancement Technologies Inc.+                  855       14,535
Interlink Electronics Inc.+                    748       14,492
Packard BioScience Company+                    737       14,372
Sequenom Inc.+                                 341       14,365
O'Reilly Automotive Inc.+                      979       14,318
Sunrise Assisted Living Inc.+                  660       14,314
Numerical Technologies Inc.+                   495       14,262
Vialink Co. (The)+                           1,603       14,227
SpeedFam-IPEC Inc.+                          1,243       14,217
Tejon Ranch Co.                                561       14,193
WESCO International Inc.+                    1,768       14,144
--------------------------------------------------------------------------------
  page 112                                                               iShares
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
National Data Corp.                            429  $    14,077
Digitas Inc.+                                  792       14,058
Gasonics International Corp.+                1,144       14,014
Strayer Education Inc.                         638       13,956
Cambridge Technology Partners Inc.+          3,176       13,895
Ventiv Health Inc.+                          1,100       13,888
Closure Medical Corp.+                         550       13,853
School Specialty Inc.+                         649       13,832
CTG Resources Inc.                             343       13,827
Lurninex Corp.+                                363       13,794
Armor Holdings Inc.+                           913       13,695
IDX Systems Corp.+                             847       13,658
White Electronic Designs Corp.               1,133       13,596
Sonosite Inc.+                                 726       13,567
Neotopia Inc.+                               1,232       13,552
Forest City Enterprises Inc. "A"               374       13,464
Digimarc Corp.+                                715       13,317
Ampal-American Israel Corp. "A"+             1,012       13,282
Crawford & Co. "B"                           1,089       13,272
Astec Industries Inc.+                       1,210       13,234
Advanced Lighting Technologies Inc.+         1,067       13,204
4Kids Entertainment Inc.+                      781       13,179
Selectica Inc.+                                330       13,159
LCC International Inc. "A"+                    902       13,079
CardioDynamics International Corp.+          2,505       13,073
Spherion Corporation+                        1,089       13,000
DigitalThink Inc.+                             308       12,974
Hickory Tech Corp.                             583       12,972
Medallion Financial Corp.                      770       12,946
NCO Group Inc.+                              1,089       12,932
Labor Ready Inc.+                            3,044       12,747
Network Commerce Inc.+                       2,274       12,720
X-Rite Inc.                                  1,449       12,679
Fairfield Communities Inc.+                  1,251       12,666
Imperial Bancorp+                              660       12,622
SportsLine USA Inc.+                           913       12,611
Take-Two Interactive Software Inc.+          1,002       12,588
Daleen Technologies Inc.+                      847       12,546
World Wrestling Federation Entertainment
  Inc.+                                        822       12,484
Procom Technology Inc.+                        418       12,357
Bone Care International Inc.+                  594       12,325
Thermo Cardiosystems Inc.+                   1,394       12,285
Ivex Packaging Corp.+                        1,244       12,207
VIVUS Inc.+                                  2,868       12,189
Brio Technology Inc.+                        1,152  $    12,168
MyPoints.com Inc.+                           2,210       12,155
Cosair Communications Inc.+                  1,554       12,141
Fibernet Telecom Group Inc.+                   715       12,110
AVT Corp.+                                   2,175       12,098
Carter-Wallace Inc.                            495       12,097
IMPCO Technologies Inc.+                       419       12,046
MKS Instruments Inc.+                          440       12,045
Modis Professional Services Inc.+            2,318       12,025
Airtran Holdings Inc.+                       2,681       11,897
Quintus Corp.+                               1,386       11,868
CoorsTek Inc.+                                 310       11,857
click2learn.com Inc.+                          803       11,794
THQ Inc.+                                      506       11,765
Mail.com Inc.+                               2,252       11,753
SBS Technologies Inc.+                         504       11,718
Florida Rock Industries Inc.                   297       11,713
ChromaVision Medical Systems Inc.+           1,232       11,704
Basin Exploration Inc.+                        594       11,583
Federal Realty Investment Trust                605       11,571
Alamosa PCS Holdings Inc.+                     704       11,396
CARBO Ceramics Inc.                            429       11,395
kForce.com Inc.+                             3,253       11,385
Centennial Cellular Corp. "A"+                 517       11,374
IMPSAT Fiber Networks Inc.+                  1,034       11,374
Extended Stay America Inc.+                    858       11,368
Sykes Enterprises Inc.+                      2,112       11,352
Borders Group Inc.+                            814       11,345
VIA NET.WORKS Inc.+                          1,177       11,329
Digital River Inc.+                          1,735       11,169
APAC Customer Services Inc.+                 2,098       11,146
Savvis Communications Corp.+                 1,235       11,115
Travelocity.com Inc.+                          781       11,080
Advanced Marketing Services Inc.               627       11,051
Sitel Corp.+                                 3,715       10,913
Celsion Corporation+                         4,454       10,857
Pac-West Telecomm Inc.+                      1,188       10,841
MTI Technology Corp.+                        2,835       10,808
Cathay Bancorp Inc.                            220       10,725
Cyberoptics Corp.+                             583       10,676
Key3Media Group Inc.+                          976       10,675
Vans Inc.+                                     693       10,655
Breakaway Solutions Inc.+                    1,196       10,652
Swift Transportation Co. Inc.+                 814       10,633
Independent Bank Corp.                         880       10,560
OM Group Inc.                                  242       10,557

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 113
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Universal Compression Holdings Inc.+           341  $    10,550
Penn National Gaming Inc.+                     693       10,547
e.spire Communications Inc.+                 3,572       10,493
Aztar Corp.+                                   682       10,486
Universal Access Inc.+                         892       10,481
24/7 Media Inc.+                             1,037       10,467
Columbia Laboratories Inc.+                  1,790       10,404
United National Bancorp                        583       10,348
Rica Foods Inc.+                               627       10,346
Paradigm Genetics Inc.+                        429       10,242
Sterling Bancshares Inc.                       671       10,233
Persistence Software Inc.+                     935       10,227
Intraware Inc.+                              1,367       10,210
Exchange Applications Inc.+                  2,244       10,168
Ackerly Group Inc. (The)                     1,012       10,120
Razorfish Inc.+                                979       10,111
Health Care Property Investors Inc.            341       10,102
Dover Downs Entertainment Inc.                 748       10,051
First Financial Bancorp                        638       10,048
Media 100 Inc.+                                913       10,043
Geoworks Corp.+                              1,354        9,986
American Classic Voyages Co.+                  682        9,974
DLJdirect Inc.+                              1,449        9,962
NETsilicon Inc.+                               473        9,903
Chittenden Corp.                               385        9,890
Davox Corp.+                                   982        9,881
Management Network Group Inc. (The)+           473        9,874
Theragenics Corp.+                           1,515        9,848
Intelect Communications Inc.+                6,819        9,802
Spectralink Corp.+                           1,034        9,758
Mediacom Communications Corp.+                 605        9,756
Tennant Co.                                    220        9,735
Jakks Pacific Inc.+                          1,034        9,726
Dexter Corp. (The)                             161        9,660
Prodigy Communications Corp. "A"+            1,878        9,625
Anesta Corp.+                                  418        9,614
Meridian Resource Corp. (The)+               1,394        9,584
Hollywood Entertainment Corp.+               1,284        9,550
American Italian Pasta Co.+                    495        9,498
Guilford Pharmaceuticals Inc.+                 407        9,386
Fritz Companies Inc.+                          781        9,372
U.S. Can Corp.+                                473        9,371
CoStar Group Inc.+                             253        9,361
Versata Inc.+                                  352        9,328
Sagent Technology Inc.+                      1,231  $     9,309
Saga Communications Inc.+                      561        9,257
Queens County Bancorp Inc.                     319        9,211
IXYS Corporation+                              352        9,196
Choice One Communications Inc.+                751        9,153
Penn Virginia Corp.                            352        9,152
Steel Dynamics Inc.+                           991        9,105
Latitude Communications Inc.+                1,174        9,098
Level 8 Systems Inc.+                          495        9,096
Playtex Products Inc.+                         770        9,096
eMerge Interactive Inc. "A"+                   572        9,080
First Midwest Bancorp Inc.                     341        9,079
ePlus Inc.+                                    440        9,020
VaxGen Inc.+                                   385        8,999
Whitehall Jewellers Inc.+                    1,130        8,969
Gabelli Asset Management Inc. "A"+             297        8,910
Be Free Inc.+                                2,087        8,870
META Group Inc.+                               715        8,848
Airnet Communications Corp.+                   396        8,836
Invacare Corp.                                 275        8,834
American TeleSource International Inc.+      3,814        8,820
On Command Corp.+                              716        8,793
Century Business Services+                   6,676        8,762
Saba Software Inc.+                            308        8,624
Liqui-Box Corp.                                264        8,547
SmartDisk Corp.+                               594        8,539
Horizon Offshore Inc.+                         484        8,530
Grace (W.R.) & Company+                      1,240        8,525
Oshkosh Truck Corp.                            220        8,525
Penton Media Inc.                              308        8,470
Osicom Technologies Inc.+                      341        8,440
Wild Oats Markets Inc.+                        718        8,437
Silicon Valley Group Inc.+                     319        8,394
Gentek Inc.                                    550        8,387
Websense Inc.+                                 352        8,382
NetManage Inc.+                              3,935        8,362
Hutchinson Technology Inc.+                    396        8,341
Electronics Boutique Holdings Corp.+           385        8,277
Actuant Corp. "A"                            2,093        8,241
Mesa Air Group Inc.+                         1,504        8,225
United Natural Foods Inc.+                     660        8,168
Sonic Foundry Inc.+                            916        8,130
e.MedSoft.com+                               3,077        8,077
Network Plus Corp.+                            935        8,064
C-bridge Internet Solutions Inc.+              430        8,062
Calico Commerce Inc.+                        1,312        8,036

--------------------------------------------------------------------------------
  page 114                                                               iShares
iShares Russell 2000 Growth Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares      Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
McAfee.com Corp.+                              539  $     8,018
Unigraphics Solutions Inc.+                    407        7,987
Gulf Island Fabrication Inc.+                  451        7,949
ITXC Corp.+                                    539        7,883
SJW Corp.                                       66        7,838
Steven Madden Ltd.+                            899        7,754
Paradyne Networks Inc.+                      1,430        7,731
netGuru Inc.+                                  451        7,667
CSK Auto Corp.+                              1,702        7,659
Optical Cable Corp.+                           314        7,642
Viador Inc.+                                   872        7,630
Pier 1 Imports Inc.                            561        7,609
Software Technologies Corp.+                   330        7,554
Knight Transportation Inc.+                    484        7,532
SmartServ Online Inc.+                         209        7,472
DSL.net Inc.+                                2,439        7,469
Hanover Direct Inc.+                        13,177        7,412
Philadelphia Suburban Corp.                    319        7,397
US LEC Corp. "A"+                              858        7,347
North Pittsburgh Systems Inc.                  539        7,344
Key Productions Co. Inc.+                      330        7,281
NL Industries Inc.                             341        7,225
SciQuest.com Inc.+                           1,037        7,162
Tuesday Morning Corp.+                         914        7,141
ArvinMeritor Inc.                              484        7,109
Interact Commerce Corporation+                 649        7,098
Star Scientific Inc.+                        1,768        7,072
Guess ? Inc.+                                  627        7,054
Metawave Communications Corp.+                 385        7,050
CPI Corp.                                      330        7,012
Juno Online Services Inc.+                   1,735        6,940
Extensity Inc.+                                330        6,930
Casey's General Store Inc.                     528        6,864
eGlobe Inc.+                                 5,598        6,823
Predictive Systems Inc.+                       352        6,798
Nucentrix Broadband Networks Inc.+             264        6,765
Crossroads Systems Inc.+                       795        6,757
InterWorld Corp.+                            1,769        6,744
Electric Lightwave Inc. "A"+                   792        6,732
Private Media Group Ltd.+                    1,196        6,728
Crown Media Holdings Inc.+                     473        6,711
WMS Industries Inc.+                           297        6,683
Denbury Resources Inc.+                        954        6,678
Ocular Sciences Inc.+                          550        6,600
Quokka Sports Inc.+                          1,658        6,580
Inforte Corp.+                                 187        6,568
Skyline Corp.                                  308        6,564
Golden Telecom Inc.+                           374        6,498
Chateau Communities Inc.                       242        6,489
PETCO Animal Supplies Inc.+                    297        6,478
Wabtec Corporation                             639        6,470
Lante Corp.+                                 1,287        6,435
Liberty Livewire Corporation "A"+              209        6,427
infoUSA Inc.+                                1,284        6,420
Roslyn Bancorp Inc.                            286        6,399
Footstar Inc.+                                 198        6,398
O'Charleys Inc.+                               517        6,366
Aperian Inc.+                                  982        6,260
Coldwater Creek Inc.+                          231        6,237
FirePond Inc.+                                 429        6,220
Sonic Automotive Inc.+                         748        6,218
Triad Guaranty Inc.+                           209        6,218
Buca Inc.+                                     583        6,194
Collins & Aikman Corp.+                      1,317        6,173
Ha-Lo Industries Inc.+                       1,537        6,148
SVI Holdings Inc.+                           1,240        6,126
Financial Federal Corp.+                       253        6,119
Network Access Solutions Corp.+              1,482        6,113
Information Architects Corp.+                1,845        6,112
International Bancshares Corp.                 198        6,064
GoAmerica Inc.+                                685        6,058
Vicinity Corp.+                                550        6,050
Furniture Brands International Inc.+           363        6,035
Coca-Cola Bottling Co.                         143        5,997
Gadzoox Networks Inc.+                         828        5,899
Deltek Systems Inc.+                           767        5,872
Regent Communications Inc.+                  1,053        5,857
Nexell Therapeutics Inc.+                      630        5,788
Olin Corp.                                     352        5,698
First Consulting Group Inc.+                 1,020        5,674
National Information Consortium Inc.+        1,422        5,644
Vector Group Ltd.                              322        5,591
COPE Inc.+                                     143        5,568
Midway Games Inc.+                             789        5,523
Mohawk Industries Inc.+                        253        5,519
Casella Waste Systems Inc. "A"+                539        5,457
NetZero Inc.+                                2,549        5,417
TenFold Corp.+                               1,207        5,356
Net Perceptions Inc.+                        1,133        5,346
Cubic Corp.                                    220        5,252


--------------------------------------------------------------------------------
iShares Schedules of Investments                                        Page 115
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Hollywood.com Inc.+                            866        5,223
Forcenergy Inc.+                               198        5,173
Inprise Corp.+                                 965        5,157
Beasley Broadcast Group Inc. "A"+              528        5,115
Dain Rauscher Corp.                             55        5,115
Voyager.net Inc.+                              844        5,090
GlobalNet Financial.com Inc.+                  803        5,069
NET2000 Communications Inc.+                   789        5,030
Markel Corp.+                                   33        5,008
United Bancshares Inc.                         253        4,965
PepsiAmericas Inc.+                          1,383        4,841
Metromedia International Group Inc.+         1,284        4,802
Group 1 Automotive Inc.+                       440        4,785
Covance Inc.+                                  584        4,782
Stein Mart Inc.+                               440        4,758
Trendwest Resorts Inc.+                        286        4,755
Alberto-Culver Co. "B"                         165        4,754
Gliatech Inc.+                                 759        4,744
Earthgrains Company (The)                      253        4,665
Glenayre Technologies Inc.+                    429        4,665
Ramp Networks Inc.+                          1,317        4,651
eBenx Inc.+                                    407        4,604
Gaylord Container Corporation "A"+           2,714        4,580
iBeam Broadcasting Corp.+                      671        4,571
Edison Schools Inc.+                           143        4,540
D.R. Horton Inc.                               264        4,535
Anixter International Inc.+                    154        4,485
Mediaplex Inc.+                              1,086        4,480
GetThere.com Inc.+                             253        4,475
Griffon Corporation+                           591        4,469
AMCOL International Corp.                      910        4,436
Navigant Consulting Co.+                     1,273        4,376
Z-Tel Technologies Inc.+                       602        4,365
Mail-Well Inc.+                                965        4,282
Polo Ralph Lauren Corp.+                       264        4,257
Cabot Microelectronics Corp.+                   88        4,224
AptarGroup Inc.                                176        4,213
NetSol International Inc.+                     275        4,159
On2.com Inc.+                                1,669        4,156
Expedia Inc. "A"+                              319        4,147
Jones Lang LaSalle Inc.+                       319        4,147
SLI Inc.                                       564        4,124
American Technical Ceramics Corp.+             264        4,116
NEON Systems+                                  374        4,114
Register.com+                                  429  $     4,076
Sylvan Learning Systems Inc.+                  275        4,073
Otter Tail Power Co.                           176        4,070
Gaiam Inc.+                                    220        4,029
Arrow International Inc.                       110        4,001
Del Monte Foods Co.+                           646        3,997
UCBH Holdings Inc.                             110        3,939
Syntel Inc.+                                   503        3,938
Cysive Inc.+                                   583        3,899
Computer Horizons Corp.+                       572        3,897
Technology Solutions Co.+                    1,548        3,870
U.S. Interactive Inc.+                       1,507        3,815
Penn Engineering & Manufacturing Corp.         121        3,804
Xceed Inc.+                                  1,516        3,790
Alexandria Real Estate Equities Inc.           110        3,774
Texas Regional Bancshares "A"                  132        3,746
AppliedTheory Corp.+                           608        3,724
G&K Services Inc. "A"                          132        3,704
Woodhead Industries Inc.                       176        3,663
Encompass Service Corp.+                       448        3,640
Convergent Communications Inc.+              1,141        3,637
Conmed Corp.+                                  264        3,613
Avis Rent A Car Inc.+                          121        3,585
Unify Corp.+                                   925        3,584
NBT Bancorp Inc.                               298        3,576
S&T Bancorp Inc.                               187        3,553
Mueller Industries Inc.+                       154        3,455
Digital Impact Inc.+                           517        3,409
Belden Inc.                                    143        3,378
Oratec Interventions Inc.+                     275        3,369
Exide Corp.                                    371        3,362
First Commonwealth Financial Corp.             342        3,313
CACI International Inc. "A"+                   154        3,301
Bebe Stores Inc.+                              221        3,287
Wackenhut Corp.+                               220        3,273
Aspect Medical Systems Inc.+                   264        3,267
Chordiant Software Inc.+                       418        3,239
EarthShell Corp.+                            2,571        3,214
Photogen Technologies Inc.+                    756        3,213
Blaze Software Inc.+                           253        3,194
NetObjects Inc.+                             1,020        3,188
NetCreations Inc.+                             297        3,174
Spiegel Inc. "A"                               448        3,136
NetSolve Inc.+                                 440        3,135
Sinclair Broadcast Group "A"+                  286        3,128
Switchboard Inc.+                              481        3,127

--------------------------------------------------------------------------------
page 116                                                                 iShares
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Net.Genesis Corp.+                             352  $     3,058
F&M Bancorp                                    154        3,051
Onvia.com Inc.+                                679        3,013
Pricesmart Inc.+                                77        2,974
Corillian Corp.+                               308        2,964
Total Renal Care Holdings+                     393        2,948
Eprise Corp.+                                  341        2,941
Preview Systems Inc.+                          308        2,916
Envision Development Corp.+                    264        2,904
Heartland Express Inc.+                        165        2,867
Watsco Inc.                                    275        2,830
JDA Software Group Inc.+                       220        2,805
Telocity Inc.+                                 855        2,805
Callon Petroleum Corp.+                        176        2,783
Trans World Entertainment Corp.+               275        2,750
Oceaneering International Inc.+                165        2,743
Azurix Corp.+                                  767        2,732
AGENCY.com Inc.+                               176        2,629
Deltathree.com Inc.+                           723        2,621
Blount International Inc.+                     228        2,565
Reliance Steel & Aluminum Co.                  121        2,549
ESCO Technologies Inc.+                        143        2,502
Triangle Pharmaceuticals Inc.+                 294        2,481
Avenue A Inc.+                                 492        2,460
Vail Resorts Inc.+                             121        2,450
Res-Care Inc.+                                 536        2,446
Neoforma.com Inc.+                             657        2,443
CAIS Internet Inc.+                            498        2,428
Xpedior Inc.+                                  737        2,395
American Capital Strategies Ltd.                99        2,345
Chelsea GCA Realty Inc.                         66        2,318
GRIC Communications Inc.+                      319        2,313
E.W. Blanch Holdings Inc.                      110        2,282
City Bank                                      132        2,277
Sequoia Software Corp.+                        352        2,277
Arguss Holdings Inc.+                          110        2,248
EpicEdge Inc.+                                 803        2,208
Wabash National Corp.                          242        2,208
Sonic Innovations Inc.+                        209        2,195
ValueClick Inc.+                               341        2,195
Harland (John H.) Co.                          143        2,190
NPC International Inc.+                        221        2,162
Parexel International Corp.+                   254        2,159
Musicland Stores Corp.+                        294        2,076
1-800-FLOWERS.com Inc.+                        415  $     2,069
Belco Oil & Gas Corp.+                         228        2,023
Caldera Systems Inc.+                          481        1,969
PEC Solutions Inc.+                            305        1,963
Billing Concepts Corp.+                        613        1,954
Integrated Electrical Services Inc.+           283        1,946
MarketWatch.com Inc.+                          242        1,936
Stride Rite Corp.                              371        1,878
Rightchoice Managed Care Inc. "A"+              77        1,867
Frontier Financial Corp.                        99        1,862
Modem Media Inc.+                              429        1,850
buy.com Inc.+                                  657        1,827
Telaxis Communications Corp.+                  297        1,810
Playboy Enterprises Inc. "B"+                  121        1,807
Analysts International Corp.                   250        1,805
Anchor Bancorp Wisconsin Inc.                  110        1,726
Genomic Solutions Inc.+                         99        1,702
FirstWorld Communications Inc. "B"+            844        1,701
ICG Communications Inc.+                     3,872        1,694
Oneida Ltd.                                    121        1,679
LivePerson Inc.+                               382        1,671
Landry's Seafood Restaurants Inc.              239        1,628
USB Holding Co. Inc.                           121        1,611
AmeriPath Inc.+                                110        1,595
Capstead Mortgage Corp.                        173        1,557
RPC Inc.                                       132        1,551
Stockwalk.com Group Inc.+                      360        1,524
Deltic Timber Corp.                             88        1,490
eMachines Inc.+                              1,383        1,426
Hayes Lemmerz International Inc.+              132        1,419
EEX Corp.+                                     272        1,326
Mesaba Holdings Inc.+                          122        1,311
Senior Housing Properties Trust                140        1,304
Scientific Learning Corp.+                     239        1,300
Source Information Management Co.+             190        1,294
barnesandnoble.com Inc.+                       261        1,281
Bank of Granite Corp.                           55        1,262
McGrath Rentcorp                                66        1,254
Saul Centers Inc.                               77        1,227
American Axle & Manufacturing Holdings
  Inc.+                                        110        1,182
Cypress Communications Inc.+                   437        1,161
FutureLink Corp.+                              371        1,136
Metals USA Inc.                                382        1,122
Gold Bancorp Inc.                              217        1,112
Netpliance Inc.+                               679        1,019
Wilsons The Leather Experts Inc.+               55          993

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 117
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------
Digital Courier Technologies Inc.+             547   $       991
Central Garden & Pet Co.+                      140           971
Revlon Inc. "A"+                               140           936
Cheap Tickets Inc.+                             88           913
Vital Sign Inc.                                 33           875
Oriental Financial Group Inc.                   55           853
Mississippi Valley Bancshares Inc.              33           852
Fedders Corp.                                  217           841
Thermo Fibertek Inc.+                          184           771
Coolsavings.com Inc.+                          272           744
Gibraltar Steel Corp.                           44           726
CompX International Inc.                        33           693
Uproar Inc.+                                   151           566
Valhi Inc.                                      33           415
E-LOAN Inc.+                                    96           402
Allos Therapeutics Inc.+                        44           399
Value Line Inc.                                 11           386
U.S. Aggregates Inc.                            22           364
Opus360 Corp.+                                  85           197
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $42,988,834)                                   44,334,219
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 4.05%
----------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $246,894       246,894
Goldman Sachs Financial Square Prime
  Obligation Fund++                        416,797       416,797
Providian Temp Cash Money Market Fund++    303,274       303,274
Short Term Investment Company Liquid
  Assets Portfolio++                       827,112       827,112
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,794,077)                                     1,794,077
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.10%
----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 09/29/00, due 10/02/00,
  with a maturity value of $44,759 and an
  effective yield of 6.25%.               $ 44,736   $    44,736
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $44,736)                                           44,736
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 104.13%
(Cost: $44,827,647)                                   46,173,032
----------------------------------------------------------------
Other Assets, Less Liabilities - (4.13%)              (1,832,316)
----------------------------------------------------------------
NET ASSETS - 100.00%                                 $44,340,716
================================================================
  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
  PAGE 118                                                              iShares
iShares Russell 2000 Value Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.82%
---------------------------------------------------------------
Pactiv Corp.+                               14,217  $   159,053
Precision Castparts Corp.                    4,144      159,026
Centex Corp.                                 4,938      158,633
MDU Resources Group Inc.                     5,261      156,515
Astoria Financial Corp.                      3,806      147,007
IDACorp Inc.                                 3,140      145,225
Foundation Health Systems Inc.+              8,682      144,338
Venator Group Inc.+                         11,555      142,993
Humana Inc.+                                13,066      140,459
Kansas City Power & Light Co.                5,191      138,535
OGE Energy Corp.                             6,476      138,020
Bank United Corp. "A"                        2,716      137,667
ALLETE                                       6,204      137,263
Arden Realty Inc.                            4,981      133,553
Conectiv Inc.                                7,412      132,489
Bergen Brunswig Corp. "A"                   11,320      132,303
Allied Capital Corp.                         6,316      131,057
Western Resources Inc.                       5,784      125,079
BRE Properties Inc.                          3,794      121,408
Cullen/Frost Bankers Inc.                    3,726      121,095
Smithfield Foods Inc.+                       4,577      120,146
Lennar Corp.                                 4,010      119,047
Reckson Associates Realty Corp.              4,652      118,626
Suiza Foods Corp.+                           2,328      118,001
Pioneer Natural Resources Co.+               8,311      117,912
Sierra Pacific Resources Corp.               6,548      117,864
Highwoods Properties Inc.                    4,918      116,188
Snap-On Inc.                                 4,911      115,715
Roslyn Bancorp Inc.                          5,170      115,679
StanCorp Financial Group Inc.                2,690      114,998
Sky Financial Group Inc.                     6,477      114,967
Webster Financial Corp.                      4,202      113,191
Lear Corp.+                                  5,487      112,826
Cytec Industries Inc.+                       3,374      112,818
IndyMac Mortgage Holdings Inc.               5,450      112,066
Great Lakes Chemical Corp.                   3,805      111,534
Hudson United Bancorp                        4,037      111,522
Fidelity National Financial Inc.             4,470      110,632
Health Care Property Investors Inc.          3,713      109,998
Kaufman & Broad Home Corp.                   4,037      108,747
Raymond James Financial Corp.                3,296      108,562
Storage Technology Corp.+                    7,922      107,442
Franchise Finance Corporation of America     4,719      106,177
Manor Care Inc.+                             6,749      105,875
Vectren Corporation                          5,145      104,508
Washington Gas Light Co.                     3,874      104,114
Payless Shoesource Inc.+                     1,857      103,992
Cummins Engine Company Inc.                  3,468      103,823
Pier 1 Imports Inc.                          7,546      102,343
Dexter Corp. (The)                           1,685      101,100
Bancorp South Inc.                           7,029      101,042
Trustmark Corp.                              5,136      100,152
New Plan Excel Realty Trust                  7,314      100,110
First Industrial Realty Trust                3,241       99,661
Hospitality Properties Trust                 4,240       99,110
Camden Property Trust                        3,195       99,045
Neiman-Marcus Group Inc. "A"+                3,053       99,032
Peoples Energy Corp.                         2,961       98,823
Dean Foods Co.                               2,963       98,520
Washington Federal Inc.                      4,319       98,257
ONEOK Inc.                                   2,450       97,388
First American Financial Corp.               4,610       96,234
Hawaiian Electric Industries Inc.            2,719       94,825
United Dominion Realty Trust                 8,678       94,373
Dain Rauscher Corp.                          1,014       94,302
American Greetings Corp. "A"                 5,369       93,957
Omnicare Inc.                                5,721       92,251
Citizens Banking Corp.                       4,009       92,207
Weingarten Realty Investors                  2,254       91,851
FelCor Lodging Trust Inc.                    3,960       91,575
Ryder System Inc.                            4,965       91,542
Commercial Federal Corp.                     4,726       90,385
Keystone Financial Inc.                      4,143       90,110
AGL Resources Inc.                           4,491       90,101
CNF Transportation Inc.                      4,042       89,934
Avista Corp.                                 3,963       89,167
Gallagher (Arthur J.) & Co.                  1,502       88,806
Cleco Corp.                                  1,894       88,544
Alexander & Baldwin Inc.                     3,375       87,750
Lubrizol Corp.                               4,452       87,649
Carlisle Companies Inc.                      2,104       87,316
Edwards Lifesciences Corp.+                  3,974       86,683
Colonial BancGroup Inc.                      8,244       85,531
Essex Property Trust Inc.                    1,537       85,111
Leucadia National Corp.                      3,181       85,092
Cell Genesys Inc.+                           2,827       84,810
First Midwest Bancorp Inc.                   3,118       83,017
RGS Energy Group Inc.                        2,938       82,815
Clayton Homes Inc.                           8,275       82,750
Pulte Corp.                                  2,506       82,698
Alberto-Culver Co. "B"                       2,856       82,288
Teleflex Inc.                                2,387       82,053
Rayonier Inc.                                2,263       81,327
Piedmont Natural Gas Co.                     2,644       80,973
HSB Group Inc.                               2,013       80,772
ArvinMeritor Inc.                            5,487       80,591

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 119
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Borders Group Inc.+                          5,764  $    80,336
Louisiana-Pacific Corp.                      8,722       80,133
York International Corp.                     3,205       79,724
Dillards Inc. "A"                            7,497       79,656
Centerpoint Properties Corp.                 1,724       79,412
Millennium Chemicals Inc.                    5,355       79,321
Harman International Industries Inc.         2,028       79,295
Minerals Technologies Inc.                   1,720       79,120
Prentiss Properties Trust                    3,027       79,080
Alleghany Corp.+                               402       78,792
Ball Corp.                                   2,456       77,825
Fulton Financial Corp.                       3,926       77,784
Independence Community Bank Corp.            5,540       77,560
Quorum Health Group Inc.+                    5,958       77,454
RPM Inc.                                     8,536       77,358
National Data Corp.                          2,345       76,945
HRPT Properties Trust                       10,990       76,930
OM Group Inc.                                1,759       76,736
C-Cube Microsystems Inc.+                    3,739       76,649
Universal Foods Corp.                        3,748       76,366
Jacobs Engineering Group Inc.+               1,894       76,352
Federal Signal Corp.                         3,816       75,843
Public Service Company of New Mexico         2,909       75,270
Potlatch Corp.                               2,368       74,888
Coventry Health Care Inc.+                   4,931       74,581
Community First Bankshares Inc.              4,246       74,570
Harsco Corp.                                 3,342       73,733
La-Z-Boy Chair Co.                           5,063       73,730
Trinity Industries Inc.                      3,153       73,701
WPS Resources Corp.                          2,203       72,148
D.R. Horton Inc.                             4,151       71,340
Healthcare Realty Trust                      3,376       71,318
Reebok International Ltd.+                   3,757       70,679
Downey Financial Corp.                       1,789       70,665
HCC Insurance Holdings Inc.                  3,460       70,281
Media General Inc. "A"                       1,627       69,961
Whitney Holding Corp.                        1,905       69,175
Mohawk Industries Inc.+                      3,171       69,167
Universal Corporation                        2,353       69,119
Storage USA Inc.                             2,261       68,961
Pennzoil-Quaker State Co.                    6,538       68,649
CBRL Group Inc.                              4,775       68,641
Markel Corp.+                                  451       68,439
Cabot Industrial Trust                       3,425       68,286
Steris Corp.+                                5,679       68,148
Extended Stay America Inc.+                  5,131       67,986
Polo Ralph Lauren Corp.+                     4,214       67,951
AptarGroup Inc.                              2,822       67,552
Pittston Brink's Group                       4,358       67,549
Dura Pharmaceuticals Inc.+                   1,909       67,531
Borg-Warner Automotive Inc.                  2,035       67,409
Corn Products International Inc.             2,960       67,340
Energen Corp.                                2,252       66,997
Silicon Valley Group Inc.+                   2,542       66,886
Seacor Smit Inc.+                            1,434       66,860
National Service Industries Inc.             3,385       66,219
AK Steel Holding Corp.                       6,997       65,597
Commerce Bancorp Inc.                        1,125       65,461
AnnTaylor Stores Corp.+                      1,703       65,459
Westamerica Bancorp                          1,956       65,404
Cable Design Technologies Corp.+             2,689       65,376
Kennametal Inc.                              2,532       65,199
Lancaster Colony Corp.                       2,633       64,673
Barnes & Noble Inc.+                         3,280       64,575
U.S. Industries Inc.                         6,418       63,779
Furniture Brands International Inc.+         3,836       63,773
Silicon Graphics Inc.+                      15,342       63,286
Mercury General Corp.                        2,224       62,967
Journal Register Co.+                        3,773       62,726
Sensormatic Electronics Corp.+               4,176       62,640
El Paso Electric Co.+                        4,540       62,516
Nationwide Health Properties Inc.            3,903       62,204
UIL Holdings Corporation                     1,209       62,188
Mueller Industries Inc.+                     2,747       61,636
Ethan Allen Interiors Inc.                   2,154       60,985
Labranche & Co. Inc.+                        1,818       60,676
Commerce Group Inc.                          2,091       60,508
Silicon Valley Bancshares+                   1,039       60,506
Earthgrains Company (The)                    3,270       60,291
Regency Realty Corp.                         2,620       60,096
Staten Island Bancorp Inc.                   3,003       60,060
Tom Brown Inc.+                              2,447       59,952
New Jersey Resources Corp.                   1,472       59,800
AGCO Corp.                                   5,035       59,795
PolyOne Corp.+                               8,157       59,648
Meristar Hospitality Corp.                   2,934       59,414
Kilroy Realty Corp.                          2,222       59,300
Philadelphia Suburban Corp.                  2,553       59,198
Toll Brothers Inc.+                          1,720       59,125
Developers Diversified Realty Corp.          4,586       59,045
Fisher Scientific International Inc.+        1,741       58,759
Newport News Shipbuilding Inc.               1,344       58,296
Overseas Shipholding Group Inc.              2,120       58,035
Dole Food Co.                                3,868       58,020
Phoenix Investment Partners Ltd.             3,742       58,001
Kaydon Corp.                                 2,507       57,661

--------------------------------------------------------------------------------
page 120                                                                iShares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
HON Industries Inc.                          2,336     $ 57,524
Brandywine Realty Trust                      2,822       57,145
Timken Co.                                   4,173       57,118
Richmond County Financial Corp.              2,360       57,083
Affiliated Managers Group Inc.+              1,000       56,937
Alfa Corp.                                   3,259       56,829
Ogden Corp.+                                 4,149       56,271
Shurgard Storage Centers Inc.                2,490       56,181
Hollinger International Inc.                 3,349       56,096
Catellus Development Corp.+                  3,200       56,000
Horace Mann Educators Corp.                  3,419       55,986
Service Corp. International                 22,938       55,911
CH Energy Group Inc.                         1,402       55,905
Lilly Industries Inc. "B"                    1,895       55,903
Tecumseh Products Co. "A"                    1,334       55,861
Texas Industries Inc.                        1,752       55,845
Worthington Industries Inc.                  5,945       55,734
Macerich Co. (The)                           2,612       55,505
Imation Corp.+                               2,969       55,298
Atmos Energy Corp.                           2,680       55,275
Invacare Corp.                               1,720       55,255
Bob Evans Farms Inc.                         2,980       55,130
UGI Corp.                                    2,269       55,023
Zale Corp.+                                  1,696       55,014
Gables Residential Trust                     2,018       54,864
Jeffries Group Inc.                          2,035       54,691
Southwest Gas Co.                            2,610       54,647
McClatchy Co. (The) "A"                      1,553       54,646
American National Insurance Co.                853       54,485
Glenayre Technologies Inc.+                  4,987       54,234
Provident Financial Group Inc.               1,829       53,727
Cooper Tire & Rubber Co.                     5,324       53,573
PS Business Parks Inc.                       1,951       53,165
Dial Corp.                                   4,557       52,975
Modine Manufacturing Co.                     1,860       52,400
SPS Technologies Inc.+                       1,076       52,186
Security Capital Group "B"+                  2,752       52,116
Idex Corp.                                   1,860       51,964
Realty Income Corp.                          2,226       51,894
CBL & Associates Properties Inc.             2,067       51,804
United Bancshares Inc.                       2,638       51,771
Southern Union Co.+                          2,605       51,612
Federal Realty Investment Trust              2,696       51,561
Home Properties of NY Inc.                   1,725       51,534
Longview Fibre Co.                           4,288       51,456
Banta Corp.                                  2,108       51,382
MascoTech Inc.                               3,100       51,344
Flowserve Corp.                              3,122       51,318
Polaroid Corp.                               3,805       51,130
Avis Rent A Car Inc.+                        1,720       50,955
Delphi Financial Group Inc.+                 1,255       50,827
Sl Green Realty Corp.                        1,811       50,821
F&M National Corp.                           2,075       50,708
W.R. Berkley Corp.                           1,461       50,496
Beverly Enterprises Inc.+                    8,491       50,415
Susquehanna Bancshares Inc.                  3,296       50,264
US Freightways Corp.                         2,210       50,139
UMB Financial Corp.                          1,339       49,878
Summit Properties Inc.                       2,072       49,858
Florida Rock Industries Inc.                 1,257       49,573
Alaska Air Group Inc.+                       2,056       49,344
Structural Dynamics Research Corp.+          3,010       49,289
Anixter International Inc.+                  1,676       48,813
Southwest Bancorp of Texas Inc.+             1,489       48,672
People's Bank                                2,301       48,465
Longs Drug Stores Inc.                       2,534       48,463
Western Digital Corp.+                       8,248       48,457
Chittenden Corp.                             1,880       48,292
UCAR International Inc.+                     3,791       48,098
MAF Bancorp Inc.                             1,932       48,059
Unifi Inc.+                                  4,711       47,993
Solutia Inc.                                 4,212       47,912
IKON Office Solutions Inc.                  12,154       47,856
Northwest Natural Gas Co.                    2,100       47,775
Wallace Computer Services Inc.               3,129       47,717
Buffetts Inc.+                               3,458       47,547
Bindley Western Industries Inc.              1,475       47,200
Superior Industries International Inc.       1,573       47,190
Kimball International Inc. "B"               2,629       46,993
Colonial Properties Trust                    1,825       46,880
M.D.C. Holdings Inc.                         1,794       46,644
Imperial Bancorp+                            2,434       46,550
Liberty Corp.                                1,344       46,536
Vintage Petroleum Inc.                       2,041       46,433
Sun Communities Inc.                         1,468       46,426
Briggs & Stratton Corp.                      1,216       45,980
Anchor Gaming+                                 574       45,669
Spherion Corporation+                        3,802       45,386
Doral Financial Corp.                        2,800       45,325
South Financial Group Inc. (The)             3,574       45,122
Carpenter Technology Corp.                   1,540       44,853
Sodexho Marriott Services Inc.               2,723       44,759
Belden Inc.                                  1,888       44,604
AMCORE Financial Inc.                        2,272       44,588
G&K Services Inc. "A"                        1,587       44,535
Constellation Brands Inc.+                     819       44,482
--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 121
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Chelsea GCA Realty Inc.                      1,262     $ 44,328
Xtra Corp.+                                    997       44,304
Interstate Bakeries Corp.                    3,019       44,153
Glenborough Realty Trust Inc.                2,449       44,082
Footstar Inc.+                               1,356       43,816
First Commonwealth Financial Corp.           4,522       43,807
Olin Corp.                                   2,703       43,755
Owens & Minor Inc.                           2,761       43,486
Park Electrochemical Corp.                     780       43,388
Total Renal Care Holdings+                   5,780       43,350
Wisconsin Central Transportation Corp.+      4,073       43,021
Smucker (J.M) Company (The)+                 1,761       42,814
Fleming Companies Inc.                       3,276       42,793
LNR Property Corp.                           1,930       42,701
Otter Tail Power Co.                         1,845       42,666
American Financial Holdings Inc.             2,419       42,635
Meredith Corp.                               1,440       42,480
Pacific Gulf Properties Inc.                 1,585       42,399
Health Care Inc.                             2,386       42,351
Capitol Federal Financial                    2,887       42,222
UniSource Energy Corp.                       2,572       42,117
Chateau Communities Inc.                     1,559       41,801
Western Gas Resources Inc.                   1,667       41,779
Washington Trust Bancorp Inc.                2,069       41,509
Tupperware Corp.                             2,304       41,472
Urban Shopping Centers Inc.                    873       41,468
Nordson Corp.                                1,456       41,405
Charming Shoppes Inc.+                       7,910       41,280
Stewart & Stevenson Services Inc.            2,362       41,187
Airborne Freight Corp.                       4,031       41,066
JLG Industries Inc.                          3,365       41,011
Casey's General Store Inc.                   3,147       40,911
Baldor Electric Co.                          2,003       40,686
Penton Media Inc.                            1,479       40,673
Sotheby's Holdings Inc.                      1,632       40,596
Donaldson Co. Inc.                           1,834       40,348
Mynd Corp.+                                  2,985       40,298
Ferro Corp.                                  2,108       40,184
Dollar Thrifty Automotive Group Inc.+        2,034       40,171
Acuson Corp.+                                1,764       40,131
Albemarle Corp.                              1,983       40,032
Pegasus Systems Inc.+                        2,041       39,927
American Capital Strategies Ltd.             1,683       39,866
S&T Bancorp Inc.                             2,090       39,710
Encompass Service Corp.+                     4,884       39,682
CLARCOR Inc.                                 2,031       39,604
United Rentals Inc.+                         1,638       39,517
Allen Telecom Inc.+                          2,329       39,447
F.N.B. Corp.                                 1,845       39,437
Selective Insurance Group Inc.               2,202       39,361
Granite Construction Inc.                    1,614       39,139
Southwest Securities Group Inc.              1,335       39,049
Milacron Inc.                                2,919       38,859
Lincoln Electric Holding Inc.                2,911       38,753
Hughes Supply Inc.                           1,975       38,749
Wellman Inc.                                 2,676       38,635
Del Webb Corp.+                              1,387       38,489
Sinclair Broadcast Group "A"+                3,511       38,402
Oshkosh Truck Corp.                            990       38,363
Empire District Electric Co. (The)           1,461       38,351
Scholastic Corp.+                              482       38,349
Parker Drilling Co.+                         5,468       38,276
Houghton Mifflin Co.                           973       38,190
Henry Schein Inc.+                           1,915       38,180
First Charter Corp.                          2,642       38,144
Koger Equity Inc.                            2,230       37,910
Aztar Corp.+                                 2,457       37,776
Prime Hospitality Corp.+                     3,731       37,776
NorthWestern Corp.                           1,933       37,694
Armstrong Holdings Inc.                      3,150       37,603
ABM Industries Inc.                          1,380       37,519
Finova Group Inc.                            5,122       37,134
East West Bancorp Inc.                       1,894       37,051
First Financial Bancorp                      2,349       36,997
Swift Transportation Co. Inc.+               2,828       36,941
Fleetwood Enterprises Inc.                   2,723       36,931
Diagnostic Products Corp.                      685       36,733
WMS Industries Inc.+                         1,628       36,630
Kellwood Co.                                 2,006       36,610
Guilford Pharmaceuticals Inc.+               1,586       36,577
Greif Brothers Corp. "A"                     1,099       36,542
Hutchinson Technology Inc.+                  1,719       36,206
Agribrands International Inc.+                 826       36,034
Pioneer-Standard Electronics Inc.            2,656       36,022
Russell Corp.                                2,269       36,020
First Citizens Bancshares Inc.                 503       35,996
Standard-Pacific Corp.                       1,999       35,982
Mid-America Apartment Communities Inc.       1,492       35,715
Republic Bancorp Inc.                        3,759       35,711
Provident Bankshares Corp.                   2,131       35,694
Black Hills Corp.                            1,269       35,611
Triumph Group Inc.+                            992       35,588
Wolverine World Wide Inc.                    3,805       35,434
Meditrust Corp.                             12,061       35,429
Tucker Anthony Sutro Corporation             1,394       35,373
Ruddick Corp.                                2,547       35,340
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page 122                                                                 iShares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Gaylord Entertainment Co. "A"                1,479    $  35,311
Perrigo Co.+                                 5,157       35,293
Bandag Inc.                                    978       35,147
Forest City Enterprises Inc. "A"               975       35,100
Circle International Group Inc.              1,160       35,090
WesBanco Inc.                                1,635       35,050
Sylvan Learning Systems Inc.+                2,349       34,795
Cornerstone Realty Income Trust              3,262       34,659
Laclede Gas Co.                              1,600       34,600
Covance Inc.+                                4,221       34,559
Harland (John H.) Co.                        2,247       34,407
Ryland Group Inc.                            1,104       34,224
American West Holdings Corp. "B"+            2,804       34,174
Kelly Services Inc. "A"                      1,446       34,162
Triad Hospitals Inc.+                        1,153       33,869
Block Drug Co. Inc. "A"                        784       33,810
Edison Schools Inc.+                         1,062       33,718
Bethlehem Steel Corp.+                      11,209       33,627
OfficeMax Inc.+                              9,422       33,566
Westfield America Inc.                       2,439       33,536
FirstFed Financial Corp.+                    1,457       33,511
International Bancshares Corp.               1,092       33,443
Ralcorp Holdings Inc.+                       2,366       33,420
Southern Peru Copper Corp.                   2,145       33,248
NUI Corp.                                    1,097       33,116
Wausau-Mosinee Paper Corp.                   4,267       33,069
Taubman Centers Inc.                         2,853       32,988
Reliance Steel & Aluminum Co.                1,565       32,963
PETCO Animal Supplies Inc.+                  1,509       32,915
Pure Resources Inc.+                         1,551       32,862
Cross Timbers Oil Co.                        1,709       32,782
Yellow Corporation+                          2,138       32,337
IHOP Corp.+                                  1,684       32,206
Federal-Mogul Corp.                          5,904       32,103
Bedford Property Investors Inc.              1,579       32,073
Integra Bank Corp.                           1,445       32,061
Fuller (H.B.) Co.                            1,115       32,056
Woodward Governor Co.                          716       31,907
Alexandria Real Estate Equities Inc.           929       31,876
Ohio Casualty Corp.                          5,024       31,871
Offshore Logistics Inc.+                     1,782       31,853
Lennox International Inc.                    3,371       31,603
Tower Automotive Inc.+                       3,360       31,500
Morgan Keegan Inc.                           1,799       31,483
Pulitzer Inc.                                  730       31,354
Texas Regional Bancshares "A"                1,104       31,326
Arrow International Inc.                       860       31,282
Queens County Bancorp Inc.                   1,083       31,272
Madison Gas & Electric Co.                   1,373       31,236
Alliant Techsystems Inc.+                      379       31,125
Trammell Crow Co.+                           2,075       31,125
Washington Group International Inc.+         2,716       31,064
Interface Inc.                               3,897       31,054
JDN Realty Corp.                             2,735       30,940
Input/Output Inc.+                           3,213       30,925
USEC Inc.                                    7,234       30,745
Buckeye Technologies Inc.+                   1,481       30,731
Springs Industries Inc. "A"                  1,090       30,724
California Water Service Group               1,146       30,655
NVR Inc.+                                      378       30,618
United Stationers Inc.+                      1,132       30,423
O'Reilly Automotive Inc.+                    2,075       30,347
Carter-Wallace Inc.                          1,240       30,303
Trico Marine Services Inc.+                  1,907       30,274
Cerner Corp.+                                  651       30,231
Glimcher Realty Trust                        2,019       30,159
Nautica Enterprises Inc.+                    2,331       30,157
Regal-Beloit Corp.                           1,775       30,104
Brush Wellman Inc.                           1,390       30,059
NL Industries Inc.                           1,418       30,044
AMLI Residential Properties Trust            1,250       30,000
Mid-State Bancshares                           957       29,906
Enhance Financial Services Group Inc.        2,292       29,796
Applied Industrial Technologies Inc.         1,719       29,760
Innkeepers USA Trust                         2,898       29,704
Eastgroup Properties Inc.                    1,334       29,681
Commercial Metals Co.                        1,162       29,631
American Freightways Corp.+                  1,858       29,496
Praecis Pharmaceuticals Inc.+                  691       29,368
Jones Lang LaSalle Inc.+                     2,257       29,341
Paxar Corp.+                                 3,277       29,288
Arch Chemicals Inc.                          1,597       29,145
Cabot Oil & Gas Corp. "A"                    1,430       29,136
Toro Co.                                       924       29,106
Ionics Inc.+                                 1,363       29,049
Allied Riser Communications Corp.+           4,383       29,037
Esterline Corp.+                             1,474       29,019
Arnold Industries Inc.                       1,719       29,008
CoStar Group Inc.+                             779       28,823
Anchor Bancorp Wisconsin Inc.                1,834       28,771
Bowne & Co. Inc.                             2,947       28,733
Men's Wearhouse Inc. (The)+                  1,006       28,482
US Oncology Inc.+                            6,277       28,443
Valspar Corp.                                1,237       28,439
Terex Corp.+                                 2,171       28,359
CORUS Bankshares Inc.                          786       28,357
--------------------------------------------------------------------------------
iShares Schedules of Investments                                        Page 123
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Airgas Inc.+                                 4,162  $    28,354
NS Group Inc.+                               1,425       28,301
Modis Professional Services Inc.+            5,426       28,147
South Jersey Industries                        964       28,137
Intermedia Communications Inc.+                950       28,025
Triad Guaranty Inc.+                           936       27,846
Robert Mondavi Corp. (The) "A"+                681       27,836
Bel Fuse Inc. "B"                              723       27,835
First Sentinel Bancorp Inc.                  2,904       27,679
Werner Enterprises Inc.                      2,355       27,671
Liberty Financial Companies Inc.             1,177       27,660
Avid Technology Inc.+                        1,963       27,482
Grace (W.R.) & Company+                      3,988       27,417
First Financial Bankshares Inc.                852       27,317
Premier National Bancorp Inc.                1,345       27,236
Michael Foods Inc.                           1,163       27,185
Cathay Bancorp Inc.                            555       27,056
ChemFirst Inc.                               1,299       27,035
Chemical Financial Corp.                     1,148       26,978
Schulman (A.) Inc.                           2,450       26,950
Regis Corp.                                  1,792       26,880
Handleman Co.+                               2,170       26,854
Intergraph Corp.+                            3,711       26,673
Thomas Industries Inc.                       1,317       26,669
Kirby Corp.+                                 1,355       26,592
Tesoro Petroleum Corp.+                      2,660       26,434
BT Financial Corp.                           1,422       26,307
Commercial Net Lease Realty Inc.             2,535       26,301
Glatfelter (P.H.) Co.                        2,167       26,275
Standard Microsystems Corp.+                 1,204       26,262
RFS Hotel Investors Inc.                     2,079       26,247
ADVO Inc.+                                     793       26,169
THQ Inc.+                                    1,125       26,156
Shopko Stores Inc.+                          2,515       26,093
AAR Corp.                                    2,278       26,055
Argonaut Group Inc.                          1,488       26,040
RLI Corp.                                      674       25,991
Mid Atlantic Medical Services Inc.+          1,715       25,939
Barnes Group Inc.                            1,411       25,927
Presidential Life Corp.                      1,733       25,887
Oceaneering International Inc.+              1,554       25,835
Dress Barn Inc.+                             1,218       25,578
Bay View Capital Corp.                       2,373       25,510
Salem Communications Corp. "A"+              2,005       25,438
Nu Skin Asia Pacific Inc. "A"+               3,813       25,261
General Communication Inc. "A"+              3,529       25,254
Rollins Truck Leasing Corp.                  3,998       25,237
Genlyte Group Inc. (The)+                      987       25,230
International Multifoods Corp.               1,446       25,124
Boca Resorts Inc. "A"+                       2,281       24,948
Genrad Inc.+                                 2,268       24,948
PMA Capital Corp. "A"                        1,386       24,948
UCBH Holdings Inc.                             695       24,890
Petsmart Inc.+                               5,300       24,844
American States Water Co.                      818       24,744
Insight Communications Co. Inc.+             1,558       24,733
Parkway Properties Inc.                        805       24,553
Walter Industries Inc.                       2,762       24,513
Crestline Capital Corp.+                     1,218       24,436
Fairfield Communities Inc.+                  2,413       24,432
Charter Municipal Mortgage Acceptance
  Corp.                                      1,760       24,358
Caraustar Industries Inc.                    2,200       24,337
Great Lakes Inc.                             1,397       24,273
Playboy Enterprises Inc. "B"+                1,624       24,259
Dime Community Bancshares                      980       24,255
Chesapeake Corp.                             1,259       24,236
Kaman Corp. "A"                              1,914       24,164
LandAmerica Financial Group Inc.               845       24,135
Bush Boake Allen Inc.+                         504       24,097
Forcenergy Inc.+                               922       24,087
AmeriPath Inc.+                              1,659       24,055
Nuevo Energy Co.+                            1,306       23,998
Steel Dynamics Inc.+                         2,607       23,952
Sterling Bancshares Inc.                     1,568       23,912
Crawford & Co. "B"                           1,959       23,875
E-Town Corp.                                   357       23,874
Semco Energy Inc.                            1,543       23,724
National Golf Properties Inc.                1,149       23,698
Vail Resorts Inc.+                           1,170       23,693
W Holding Co. Inc.                           2,324       23,676
Del Monte Foods Co.+                         3,823       23,655
Seacoast Financial Services Corp.            2,149       23,639
Chemed Corp.                                   742       23,605
Foster Wheeler Corp.                         3,249       23,555
Tennant Co.                                    532       23,541
IRT Property Co.                             2,667       23,336
Trust Company of New Jersey (The)            1,393       23,333
NACCO Industries Inc.                          555       23,310
PFF Bancorp Inc.                             1,071       23,294
Iomega Corp.+                                4,625       23,125
Crompton Corp.                               2,933       23,097
Hancock Holding Co.                            746       23,079
Midwest Express Holdings Inc.+               1,145       23,043
Capital Automotive REIT                      1,771       23,023
Trans World Entertainment Corp.+             2,290       22,900
GenCorp. Inc.                                2,807       22,807
--------------------------------------------------------------------------------
Page 124                                                                 iShares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Firstbank Corp.                                                 931  $    22,751
Wyndham International Inc. "A"+                              12,508       22,671
Seitel Inc.+                                                  1,571       22,583
AO Smith Corp. "B"                                            1,795       22,550
Harbor Florida Bancshares Inc.                                1,862       22,460
Libbey Inc.                                                     714       22,223
UICI+                                                         3,172       22,204
Krispy Kreme Doughnuts Inc.+                                    265       22,194
Primex Technologies Inc.                                        763       22,175
First Merchants Corp.                                         1,002       22,169
Quanex Corp.                                                  1,162       22,151
Ziff-Davis Inc.                                               2,713       22,043
RTI International Metals Inc.+                                1,526       22,032
Omega Financial Corp.                                           721       21,810
American Industrial Properties                                1,529       21,788
Harleysville National Corp.                                     721       21,765
NCI Building Systems Inc.+                                    1,481       21,660
Quiksilver Inc.+                                              1,124       21,637
Lee Enterprises Inc.                                            749       21,627
Palm Harbor Homes Inc.+                                       1,571       21,601
PSS World Medical Inc.+                                       5,916       21,446
Hexcel Corp.+                                                 1,599       21,387
Burlington Coat Factory Warehouse Corp.                       1,491       21,340
Cirrus Logic Inc.+                                              527       21,245
Triangle Pharmaceuticals Inc.+                                2,517       21,237
Monaco Coach Corp.+                                           1,274       21,021
Ryan's Family Steak Houses Inc.+                              2,720       20,910
MEMC Electronics Materials Inc.+                              1,620       20,858
Sequa Corp. "A"+                                                490       20,825
Frontier Financial Corp.                                      1,106       20,807
Equity Inns Inc.                                              3,113       20,624
Lance Inc.                                                    2,121       20,613
E.W. Blanch Holdings Inc.                                       987       20,480
Harleysville Group Inc.                                       1,075       20,442
CB Richard Ellis Services Inc.+                               1,666       20,408
OceanFirst Financial Corp.                                      980       20,335
Republic Security Financial Corp.                             4,100       20,244
Forest Oil Corp.+                                             1,250       20,234
Sovran Self Storage Inc.                                        987       20,234
Bank of Granite Corp.                                           882       20,231
JDA Software Group Inc.+                                      1,585       20,209
Methode Electronics Inc. "A"                                    454       20,118
Cleveland-Cliffs Inc.                                           875       20,016
Advanta Corp. "A"                                             1,778       20,002
Inprise Corp.+                                                3,739       19,980
1st Source Corp.                                                948       19,908
First Indiana Corp.                                             763       19,886
American Italian Pasta Co.+                                   1,036  $    19,878
West Pharmaceutical Services Inc.                               851       19,786
Friede Goldman Halter Inc.+                                   2,801       19,782
Sunrise Assisted Living Inc.+                                   910       19,736
Claire's Stores Inc.                                          1,096       19,728
Pep Boys-Manny Moe & Jack Inc.                                3,942       19,710
EMCOR Group Inc.+                                               756       19,656
Analogic Corp.                                                  511       19,642
Sandy Spring Bancorp Inc.                                       784       19,600
Arkansas Best Corp.+                                          1,274       19,588
Calgon Carbon Corp.                                           2,856       19,457
Patina Oil & Gas Corp.                                          970       19,400
NBC Internet Inc. "A"+                                        2,955       19,392
ACNielsen Corp.+                                                812       19,336
Michaels Stores Inc.+                                           483       19,320
Stein Mart Inc.+                                              1,785       19,300
Audiovox Corp. "A"+                                           1,281       19,291
Heartland Express Inc.+                                       1,103       19,165
Riggs National Corp.                                          1,561       19,122
General Cable Corp.                                           2,527       19,110
NBT Bancorp Inc.                                              1,592       19,104
Playtex Products Inc.+                                        1,617       19,101
Marcus Corp.                                                  1,813       19,037
Curtiss Wright Corp.                                            399       18,828
Network Equipment Technologies Inc.+                          1,760       18,810
Friedman Billings Ramsey Group Inc. "A"+                      2,016       18,774
Arctic Cat Inc.                                               1,484       18,735
Medical Assurance Inc.+                                       1,526       18,694
Collins & Aikman Corp.+                                       3,984       18,675
Farmers Capital Bank Corp.                                      518       18,616
Baldwin & Lyons Inc. "B"                                        959       18,581
GTECH Holdings Corp.+                                         1,120       18,550
New England Business Service Inc.                             1,022       18,524
Respironics Inc.+                                             1,110       18,523
Midcoast Energy Resources Inc.                                  900       18,506
Pennsylvania Real Estate Investment Trust                     1,061       18,501
Southwestern Energy Company                                   2,114       18,498
Kansas City Life Insurance Co.                                  560       18,480
Data Broadcasting Corp.+                                      5,755       18,344
Phillips-Van Heusen Corporation                               1,778       18,336
Cumulus Media Inc.+                                           2,990       18,314
Aaron Rents Inc. "B"                                          1,421       18,295
Checkpoint Systems Inc.+                                      2,415       18,263
Sauer Inc.                                                    1,660       18,260
National Discounts Brokers Group Inc.+                          590       18,253
Comstock Resources Inc.+                                      1,602       18,223
Roadway Express Inc.                                          1,015       18,207
Ryerson Tull Inc.                                             1,925       18,167
JP Realty Inc.                                                1,005       18,153

--------------------------------------------------------------------------------
iShares Schedules of Investments                                      page 125
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
CPB Inc.                                                        672  $    18,144
Callaway Golf Co.                                             1,180       18,142
United Community Financial Corp.                              2,764       18,139
Moog Inc. "A"+                                                  602       18,135
Churchill Downs Inc.                                            700       18,112
MidAmerica Bancorp                                              693       18,105
Haemonetics Corp.+                                              707       18,028
Hunt (J.B.) Transport Services Inc.                           1,414       18,028
First Washington Realty Trust                                   708       17,965
Warnaco Group Inc. "A"                                        4,467       17,868
Standex International Corp.                                     924       17,845
Metromedia International Group Inc.+                          4,719       17,649
Integrated Electrical Services Inc.+                          2,563       17,621
School Specialty Inc.+                                          819       17,455
Western Properties Trust                                      1,414       17,410
Ocwen Financial Corp.+                                        2,960       17,390
Gardner Denver Inc.+                                          1,064       17,290
Wabtec Corporation                                            1,704       17,253
Andover Bancorp Inc.                                            565       17,232
Mediacom Communications Corp.+                                1,064       17,157
Area Bancshares Corp.                                           770       17,084
Albany International Corp.+                                   1,421       17,052
Pope & Talbot Inc.                                            1,190       17,032
Arguss Holdings Inc.+                                           833       17,024
Myers Industries Inc.                                         1,339       16,989
Stride Rite Corp.                                             3,351       16,964
Benchmark Electronics Inc.+                                     326       16,952
BSB Bancorp Inc.                                                756       16,915
Standard Register Co.                                         1,057       16,912
Champion Enterprises Inc.+                                    3,977       16,902
Magnetek Inc.+                                                1,588       16,873
First Financial Corp.                                           553       16,866
Mine Safety Appliances Co.                                      763       16,834
Burnham Pacific Properties Inc.                               2,759       16,726
Century South Banks Inc.                                        910       16,721
First Financial Holdings Inc.                                 1,092       16,721
Fremont General Corp.                                         4,863       16,717
Zenith National Insurance Corp.                                 756       16,538
Russ Berrie & Co. Inc.                                          833       16,452
Lone Star Steakhouse & Saloon Inc.                            2,219       16,365
Cash American Investments Inc.                                2,227       16,285
Parexel International Corp.+                                  1,915       16,278
Omnova Solutions Inc.                                         2,920       16,243
GBC Bancorp                                                     476       16,214
Shaw Group Inc.+                                                229       16,145
Consolidated Products Inc.+                                   2,016       16,128
Fred's Inc.                                                     718       16,110
Student Loan Corp.                                              329  $    16,059
Schweitzer-Mauduit International Inc.                         1,194       15,970
Bio-Rad Laboratories Inc. "A"+                                  708       15,937
ADE Corp.+                                                      777       15,916
Woodhead Industries Inc.                                        763       15,880
Arch Capital Group Ltd.+                                      1,008       15,876
BOK Financial Corp.+                                            858       15,873
Cambrex Corp.                                                   429       15,873
Cascade Natural Gas Corp.                                       903       15,802
Boyd Gaming Corp.+                                            3,200       15,800
Edwards (J.D.) & Co.+                                           609       15,758
Lexington Corp.                                               1,400       15,750
FBL Financial Group Inc. "A"                                    966       15,697
Great Atlantic & Pacific Tea Co.                              1,414       15,642
Insignia Financial Group Inc.+                                1,520       15,580
Surety Corp.                                                  1,348       15,502
SCPIE Holdings Inc.                                             770       15,496
Financial Federal Corp.+                                        637       15,407
DVI Inc.+                                                       791       15,375
F&M Bancorp                                                     775       15,355
Kaiser Aluminum Corp.+                                        2,507       15,199
LodgeNet Entertainment Corp.+                                   525       15,159
Packaging Corporation of America+                             1,369       15,145
Transaction Systems Architects Inc. "A"+                        931       15,129
Electro Rent Corp.+                                           1,183       15,083
Robbins & Myers Inc.                                            637       15,049
Brady Corp. "A"                                                 497       15,034
Tenneco Automotive Inc.                                       2,892       15,002
Advanced Digital Information Corp.+                             987       14,990
McMoRan Exploration Co.+                                      1,288       14,941
First Federal Capital Corp.                                   1,211       14,910
Unit Corp.+                                                   1,008       14,868
Centex Construction Products Inc.                               599       14,863
URS Corp.+                                                    1,120       14,840
Alabama National Bancorp                                        686       14,835
Take-Two Interactive Software Inc.+                           1,176       14,774
Detroit Diesel Corp.                                            644       14,691
Tredegar Corporation                                            847       14,664
Stewart Enterprises Inc. "A"                                  7,547       14,622
Quantum Hard Disk Drive Group+                                1,470       14,608
Musicland Stores Corp.+                                       2,065       14,584
Pacific Northwest Bancorp                                     1,127       14,581
Ames Department Stores Inc.+                                  2,521       14,575
Pan Pacific Retail Properties Inc.                              728       14,560
CACI International Inc. "A"+                                    679       14,556
Watsco Inc.                                                   1,414       14,550
Haverty Furniture Companies Inc.                              1,330       14,547
Boykin Lodging Co.                                            1,400       14,525
CDI Corp.+                                                      903       14,448

--------------------------------------------------------------------------------
  page 126                                                              iShares
iShares Russell 2000 Value Index Fund
Schedule Of Investments (continued)
September 30, 2000 (Unaudited)


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
SoftNet Systems Inc.+                                         2,416  $    14,421
Hayes Lemmerz International Inc.+                             1,337       14,373
Kent Electronics Corp.+                                         602       14,373
Arch Coal Inc.                                                1,435       14,350
Volt Information Sciences Inc.+                                 665       14,298
Computer Horizons Corp.+                                      2,094       14,265
Unova Inc.+                                                   3,620       14,254
Wabash National Corp.                                         1,554       14,180
PICO Holdings Inc.+                                           1,085       14,173
National Health Investors Inc.                                2,098       14,162
Irwin Financial Corp.                                           861       14,099
Winnebago Industries Inc.                                     1,127       14,088
Brenton Banks Inc.                                            1,162       14,017
Anesta Corp.+                                                   609       14,007
Manufactured Home Communities Inc.                              560       14,000
Oneida Ltd.                                                   1,008       13,986
Georgia Gulf Corp.                                            1,218       13,931
Cato Corp. "A"                                                1,113       13,912
Columbus McKinnon Corp.                                       1,022       13,861
ESCO Technologies Inc.+                                         791       13,842
Delco Remy International Inc.+                                1,813       13,824
Gerber Scientific Inc.                                        1,596       13,765
Rent-Way Inc.+                                                  453       13,760
Brown Shoe Company Inc.                                       1,491       13,699
AMERCO+                                                         700       13,694
Wilsons The Leather Experts Inc.+                               756       13,655
Nortek Inc.+                                                    777       13,598
Ha-Lo Industries Inc.+                                        3,396       13,584
Sturm Ruger & Co. Inc.                                        1,659       13,583
Mail-Well Inc.+                                               3,060       13,579
Oriental Financial Group Inc.                                   875       13,563
Watts Industries Inc. "A"                                     1,355       13,550
United National Bancorp                                         756       13,419
Rent-A-Center Inc.+                                             385       13,355
ePresence Inc.+                                               1,974       13,324
LaSalle Hotel Properties                                        875       13,234
Thor Industries Inc.                                            567       13,112
Hickory Tech Corp.                                              588       13,083
Deltic Timber Corp.                                             770       13,042
Entertainment Properties Trust                                1,225       13,016
Cousins Properties Inc.                                         301       12,962
Polymer Group Inc.                                            1,757       12,958
Saul Centers Inc.                                               812       12,941
State Auto Financial Corp.                                      984       12,915
Stewart Information Services Corp.                              840       12,915
Performance Food Group Co.+                                     343       12,905
Vector Group Ltd.                                               742       12,898
Comfort Systems USA Inc.+                                     2,486  $    12,896
Osicom Technologies Inc.+                                       518       12,821
Griffon Corporation+                                          1,694       12,811
Conmed Corp.+                                                   931       12,743
McGrath Rentcorp                                                665       12,635
Farmer Brothers Co.                                              70       12,600
Ultratech Stepper Inc.+                                         784       12,593
Century Aluminum Co.                                          1,001       12,512
Capstead Mortgage Corp.                                       1,386       12,474
SJW Corp.                                                       105       12,469
Mississippi Valley Bancshares Inc.                              483       12,467
WFS Financial Inc.                                              735       12,449
Evergreen Resources Inc.+                                       357       12,406
Midway Games Inc.+                                            1,771       12,397
Cabot Microelectronics Corp.+                                   258       12,384
SBS Technologies Inc.+                                          532       12,369
World Access Inc.+                                            2,282       12,337
NationsRent Inc.+                                             3,130       12,324
Veritas DGC Inc.+                                               423       12,241
Prime Group Realty Trust                                        777       12,238
Delta & Pine Land Co.                                           476       12,227
Scotts Co. (The) "A"+                                           364       12,194
Exide Corp.                                                   1,344       12,180
WestCorp Inc.                                                   812       12,180
Gold Bancorp Inc.                                             2,374       12,167
Landry's Seafood Restaurants Inc.                             1,785       12,160
Penn Engineering & Manufacturing Corp.                          385       12,103
Brookline Bancorp Inc.                                        1,057       12,089
Worldpages.com Inc.+                                          2,840       12,070
Cerus Corp.+                                                    217       12,043
Triarc Companies Inc.+                                          489       12,042
Nucentrix Broadband Networks Inc.+                              469       12,018
Crossmann Communities Inc.+                                     602       11,889
Fritz Companies Inc.+                                           987       11,844
Coachmen Industries Inc.                                      1,134       11,836
National Western Life Insurance Company "A"+                    161       11,753
Province Healthcare Co.+                                        294       11,742
Prison Realty Trust Inc.+                                     9,884       11,737
Key Productions Co. Inc.+                                       529       11,671
Applica Inc.+                                                 1,869       11,564
Interpool Inc.                                                1,008       11,529
Casella Waste Systems Inc. "A"+                               1,134       11,482
Waste Connections Inc.+                                         445       11,403
Commonwealth Telephone Enterprises Inc.+                        308       11,357
Analysts International Corp.                                  1,568       11,319
Vital Sign Inc.                                                 427       11,316
Hollywood Entertainment Corp.+                                1,512       11,246
RPC Inc.                                                        956       11,233
Insurance Auto Auctions Inc.+                                   693       11,218
--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 127
iShares Russell 2000 Value Index Fund
Schedule Of Investments (Continued)
September 30, 2000 (Unaudited)


Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Owens Corning                                                 4,271  $    11,211
Santander Bancorp                                               679       11,204
Transmontaigne Inc.+                                          2,262       11,169
M.S. Carriers Inc.+                                             714       11,156
EEX Corp.+                                                    2,283       11,130
National Presto Industries Inc.                                 371       11,107
Ruby Tuesday Inc.                                               987       11,104
LTV Corp.                                                     8,379       10,997
City Bank                                                       637       10,988
Value City Department Stores Inc.+                            1,330       10,973
Basin Exploration Inc.+                                         560       10,920
FSI International Inc.+                                         763       10,873
Lawson Products Inc.                                            448       10,836
Philadelphia Consolidated Holding Corp.+                        518       10,813
Great American Financial Resources Inc.                         588       10,768
Hypercom Corp.+                                               1,036       10,748
BancFirst Corp.                                                 336       10,710
Wild Oats Markets Inc.+                                         910       10,693
Airtran Holdings Inc.+                                        2,367       10,504
Northwest Bancorp Inc.                                        1,246       10,435
Littelfuse Inc.+                                                350       10,391
Manitowoc Co. Inc.                                              539       10,376
Donnelley (R.H.) Co.+                                           490       10,351
Luby's Inc.                                                   1,947       10,343
Pharmaceutical Product Development Inc.+                        385       10,227
Bacou USA Inc.+                                                 392       10,167
Universal Forest Products Inc.                                  889       10,154
Cuno Inc.+                                                      455       10,124
Polaris Industries Partners LP "A"                              287       10,117
Wolverine Tube Inc.+                                            679       10,100
Stoneridge Inc.+                                              1,049       10,097
Metricom Inc.+                                                  392       10,094
Intrabiotics Pharmaceuticals Inc.+                              616       10,010
Simpson Manufacturing Co. Inc.+                                 224       10,010
SpeedFam-IPEC Inc.+                                             875       10,008
Applebee's International Inc.                                   434        9,982
Group 1 Automotive Inc.+                                        917        9,972
Rock-Tenn Company "A"                                         1,001        9,947
Chiquita Brands International Inc.                            3,158        9,869
Mesaba Holdings Inc.+                                           917        9,858
Net.B@nk Inc.+                                                  833        9,840
North Pittsburgh Systems Inc.                                   721        9,824
High Speed Access Corp.+                                      2,703        9,798
Stamps.com Inc.+                                              2,535        9,744
Billing Concepts Corp.+                                       3,053        9,731
USB Holding Co. Inc.                                            731        9,731
Herbalife International Inc. "A"                              1,050        9,712
Avant! Corp.+                                                   532  $     9,709
24/7 Media Inc.+                                                955        9,640
Belco Oil & Gas Corp.+                                        1,085        9,629
Riviana Foods Inc.                                              574        9,579
Pilgrim's Pride Corp. "B"                                     1,393        9,577
CSS Industries Inc.+                                            476        9,550
Gibraltar Steel Corp.                                           574        9,471
Viatel Inc.+                                                    924        9,471
Midland Co.                                                     357        9,461
Ocular Sciences Inc.+                                           784        9,408
Tanger Factory Outlet Centers Inc.                              427        9,394
FutureLink Corp.+                                             3,043        9,319
Senior Housing Properties Trust                               1,000        9,313
Azurix Corp.+                                                 2,612        9,305
Interlogix Inc.+                                                700        9,286
First Niagara Financial Group Inc.                            1,001        9,259
CEC Entertainment Inc.+                                         287        9,184
Stepan Co.                                                      455        9,128
Dura Automotive Systems Inc.+                                   987        9,114
Orbital Sciences Corp.+                                       1,085        9,087
3Dfx Interactive Inc.+                                        1,856        9,048
Datascope Corp.                                                 266        8,911
Ingles Markets Inc.                                             805        8,855
National Penn Bancshares Inc.                                   455        8,752
NextCard Inc.+                                                  960        8,730
Motient Corp.+                                                  616        8,701
Whole Foods Market Inc.+                                        161        8,644
SportsLine USA Inc.+                                            623        8,605
Sunbeam Corp.+                                                6,506        8,539
Credit Acceptance Corp.+                                      1,346        8,497
XM Satellite Radio Holdings Inc. "A"+                           196        8,440
Mesa Air Group Inc.+                                          1,527        8,351
Fedders Corp.                                                 2,136        8,277
Central Garden & Pet Co.+                                     1,183        8,207
CTG Resources Inc.                                              203        8,183
Twinlab Corp.+                                                1,863        8,151
Sonic Automotive Inc.+                                          973        8,088
Micron Electronics Inc.+                                        896        8,064
R&G Financial Corp. "B"                                         833        8,018
Wackenhut Corp.+                                                539        8,018
O'Charleys Inc.+                                                651        8,015
Armor Holdings Inc.+                                            532        7,980
Valhi Inc.                                                      630        7,914
Bush Industries Inc. "A"                                        679        7,851
Universal Compression Holdings Inc.+                            252        7,796
MCSi Inc.+                                                      231        7,767
Aviron+                                                         132        7,697
Buckle Inc. (The)+                                              658        7,649
Ethyl Corp.                                                   5,309        7,632
--------------------------------------------------------------------------------
page 128                                                                 iShares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
BankAtlantic Bancorp Inc. "A"                1,815  $     7,600
HEICO Corp.                                    578        7,514
Ampal-American Israel Corp. "A"+               571        7,494
Ligand Pharmaceuticals Inc. "B"+               578        7,406
AMCOL International Corp.                    1,513        7,376
Acme Communications Inc.+                      819        7,371
Smart & Final Inc.+                          1,040        7,345
Transkaryotic Therapies Inc.+                  168        7,235
IDX Systems Corp.+                             448        7,224
NCH Corp.                                      203        7,168
iVillage Inc.+                               1,807        7,002
Young Broadcasting Corp. "A"+                  222        6,979
MP3.com Inc.+                                1,766        6,954
Mail.com Inc.+                               1,331        6,946
National Processing Inc.+                      497        6,927
American Axle & Manufacturing Holdings
  Inc.+                                        644        6,923
Navigant Consulting Co.+                     2,010        6,909
Cheap Tickets Inc.+                            665        6,899
Travelocity.com Inc.+                          483        6,853
Golden Telecom Inc.+                           392        6,811
Weirton Steel Corp.+                         2,700        6,750
VaxGen Inc.+                                   287        6,709
Amylin Pharmaceuticals Inc.+                   623        6,697
Rare Hospitality International Inc.+           326        6,632
WebLink Wireless Inc.+                         861        6,619
CompX International Inc.                       315        6,615
Capital City Bank Group Inc.                   336        6,573
SLI Inc.                                       896        6,552
Key3Media Group Inc.+                          596        6,519
Spiegel Inc. "A"                               931        6,517
Eclipsys Corp.+                                406        6,496
U.S. Aggregates Inc.                           392        6,493
NCO Group Inc.+                                546        6,484
GlobalNet Financial.com Inc.+                1,022        6,451
Cambridge Technology Partners Inc.+          1,454        6,361
Barrett Resources Corp.+                       168        6,352
Penn Virginia Corp.                            238        6,188
infoUSA Inc.+                                1,219        6,095
Cygnus Inc.+                                   553        6,083
Interact Commerce Corporation+                 553        6,048
SkyWest Inc.                                   118        6,048
International Specialty Products Inc.+       1,123        6,036
Indus International Inc.+                    1,233        6,011
Pacific Capital Bancorp                        224        5,992
Pinnacle Entertainment Inc.+                   273        5,938
NetRatings Inc.+                               315        5,906
DDi Corp.+                                     133        5,885

Security                                    Shares        Value
---------------------------------------------------------------
Dot Hill Systems Corp.+                        903  $     5,869
CTC Communications Group Inc.+                 287        5,812
Jakks Pacific Inc.+                            616        5,794
Technology Solutions Co.+                    2,311        5,778
CVB Financial Corp.                            343        5,767
Packard BioScience Company+                    294        5,733
Valmont Industries Inc.                        287        5,704
Harris Financial Inc.                          735        5,696
Res-Care Inc.+                               1,247        5,689
CPI Corp.                                      266        5,652
Valuevision International Inc. "A"+            224        5,628
Rightchoice Managed Care Inc. "A"+             231        5,602
Vans Inc.+                                     364        5,597
Alaska Communications Systems Holdings
  Inc.+                                        876        5,584
Westpoint Stevens Inc.                         455        5,574
Crown Media Holdings Inc.+                     392        5,561
Cubic Corp.                                    231        5,515
Theragenics Corp.+                             847        5,506
Metals USA Inc.                              1,870        5,493
NPC International Inc.+                        553        5,409
U.S. Can Corp.+                                273        5,409
Skyline Corp.                                  252        5,371
Drugstore.com Inc.+                          1,590        5,366
Actuant Corp. "A"                            1,346        5,300
National Steel Corp. "B"                     1,765        5,295
Oakley Inc.+                                   301        5,286
Prize Energy Corp.+                            280        5,285
Aurora Foods Inc.+                           1,548        5,224
Ivex Packaging Corp.+                          532        5,220
SERENA Software Inc.+                          112        5,159
Value Line Inc.                                147        5,156
Callon Petroleum Corp.+                        322        5,092
Gabelli Asset Management Inc. "A"+             168        5,040
Kulicke & Soffa Industries Inc.+               378        5,032
Louis Dreyfus Natural Gas Corp.+               126        4,993
Therma-Wave Inc.+                              168        4,830
GetThere.com Inc.+                             273        4,829
Horizon Offshore Inc.+                         273        4,812
AGENCY.com Inc.+                               322        4,810
Revlon Inc. "A"+                               707        4,728
Sequenom Inc.+                                 112        4,718
AirGate PCS Inc.+                              105        4,712
Centillium Communications Inc.+                 49        4,704
World Wrestling Federation Entertainment
  Inc.+                                        309        4,693
Symmetricom Inc.+                              294        4,594
Arch Wireless Inc.+                            918        4,590
Source Information Management Co.+             672        4,578
Isis Pharmaceuticals Inc.+                     392        4,508
--------------------------------------------------------------------------------

iShares Schedules of Investments                                        Page 129
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
SmartServ Online Inc.+                         126  $     4,505
Metrocall Inc.+                              1,499        4,497
Superior Telecom Inc.                          749        4,494
Apria Healthcare Group Inc.+                   322        4,488
Spartech Corp.                                 287        4,466
Antigenics Inc.+                               301        4,440
Blyth Industries Inc.                          189        4,430
Career Education Corp.+                         98        4,361
Intertan Inc.+                                 298        4,302
Beringer Wine Estates Holdings Inc. "B"+        77        4,278
New Era of Networks Inc.+                      175        4,257
SciQuest.com Inc.+                             609        4,206
Teligent Inc. "A"+                             322        4,186
Atlas Air Inc.+                                 98        4,140
Pricesmart Inc.+                               107        4,133
Women.com Networks Inc.+                     1,499        4,099
Dover Downs Entertainment Inc.                 305        4,098
Digital Courier Technologies Inc.+           2,227        4,036
BlackRock Inc.+                                126        4,032
Speedway Motorsports Inc.+                     189        3,934
Viasystems Group Inc.+                         231        3,927
Denbury Resources Inc.+                        553        3,871
United Auto Group Inc.+                        469        3,869
Jack in the Box Inc.+                          175        3,752
Seaboard Corp.                                  23        3,738
Microsemi Corp.+                                98        3,736
barnesandnoble.com Inc.+                       757        3,714
Gulf Island Fabrication Inc.+                  210        3,701
Gaylord Container Corporation "A"+           2,136        3,605
E-LOAN Inc.+                                   848        3,551
First Consulting Group Inc.+                   624        3,471
Newpark Resources Inc.+                        357        3,302
Allos Therapeutics Inc.+                       364        3,299
Medallion Financial Corp.                      196        3,295
MedicaLogic Inc.+                              925        3,295
Data Return Corp.+                             161        3,260
Photronics Inc.+                               147        3,206
e.spire Communications Inc.+                 1,086        3,190
Alamosa PCS Holdings Inc.+                     196        3,173
Papa John's International Inc.+                126        3,158
PepsiAmericas Inc.+                            901        3,154
Elcor Corp.                                    217        3,146
Centennial Cellular Corp. "A"+                 140        3,080
Infogrames Inc.+                               420        3,045
Ventiv Health Inc.+                            238        3,005
Stanford Microdevices Inc.+                     56        2,996
Net2Phone Inc.+                                133        2,993

Security                                    Shares        Value
---------------------------------------------------------------
Hollywood.com Inc.+                            490  $     2,955
Advanced Lighting Technologies Inc.+           238        2,945
Pac-West Telecomm Inc.+                        322        2,938
Illuminet Holdings Inc.+                       105        2,914
FYI Inc.+                                       77        2,878
Electroglas Inc.+                              168        2,866
Metawave Communications Corp.+                 154        2,820
Superconductor Technologies Inc.+              154        2,782
Spinnaker Exploration Co.+                      79        2,755
Championship Auto Racing Teams Inc.+           112        2,730
Vyyo Inc.+                                      91        2,730
Cooper Companies Inc.                           77        2,724
Organic Inc.+                                  597        2,687
Loudeye Technologies Inc.+                     392        2,671
American TeleSource International Inc.+      1,153        2,666
Intermune Pharmaceuticals Inc.+                 49        2,658
Lands' End Inc.+                               126        2,646
Lindsay Manufacturing Co.                      140        2,608
Stericycle Inc.+                               105        2,573
American Classic Voyages Co.+                  175        2,559
Expedia Inc. "A"+                              196        2,548
Systemax Inc.+                                 925        2,544
Airnet Communications Corp.+                   112        2,499
eMagin Corporation+                            224        2,406
Inter-Tel Inc.                                 210        2,389
Protection One Inc.+                         1,727        2,375
Regent Communications Inc.+                    427        2,375
DigitalThink Inc.+                              56        2,359
Pixelworks Inc.+                                49        2,337
Central Parking Corp.                          112        2,219
Lexicon Genetics Inc.+                          70        2,214
ESS Technology Inc.+                           154        2,204
Cryolife Inc.+                                  63        2,185
Catalytica Inc.+                               175        2,166
Columbia Laboratories Inc.+                    372        2,162
NetScout Systems Inc.+                          91        2,161
ACLARA BioSciences Inc.+                        70        2,126
Fair Isaac and Co. Inc.                         49        2,092
Targeted Genetics Corp.+                       175        2,078
Kos Pharmaceuticals Inc.+                      105        2,074
Integrated Circuit Systems Inc.+               112        2,072
buy.com Inc.+                                  736        2,047
Thermo Fibertek Inc.+                          484        2,027
Berry Petroleum Co.                            112        2,023
Exelixis Inc.+                                  63        1,977
Lynx Therapeutics Inc.+                         63        1,973
Ciber Inc.+                                    238        1,963
Savvis Communications Corp.+                   217        1,953
Independent Bank Corp.                         161        1,932
--------------------------------------------------------------------------------

  Page 130                                                              iShares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Columbia Sportswear Co.+                        42      $ 1,927
Progress Software Corp.+                       140        1,908
Modem Media Inc.+                              441        1,902
Gentiva Health Services Inc.+                  147        1,874
Beasley Broadcast Group Inc. "A"+              189        1,831
Electronics Boutique Holdings Corp.+            84        1,806
Lightspan Inc.+                                736        1,794
eSPEED Inc. "A"+                                63        1,792
Fibernet Telecom Group Inc.+                   105        1,778
Knight Transportation Inc.+                    112        1,743
NetManage Inc.+                                813        1,728
Universal Access Inc.+                         147        1,727
Ventro Corporation+                            154        1,694
Matrixone Inc.+                                 42        1,680
Xybernaut Corp.+                               274        1,627
iBeam Broadcasting Corp.+                      238        1,621
Opus360 Corp.+                                 701        1,621
Blount International Inc.+                     144        1,620
Wesley Jessen VisionCare Inc.+                  42        1,614
GoAmerica Inc.+                                182        1,610
Luminex Corp.+                                  42        1,596
White Electronic Designs Corp.                 133        1,596
Techniclone Corp.+                             645        1,572
Landstar System Inc.+                           35        1,562
1-800-FLOWERS.com Inc.+                        311        1,550
MAXIMUS Inc.+                                   70        1,549
Niku Corp.+                                     63        1,536
Bell & Howell Co.+                              70        1,531
Cypress Communications Inc.+                   575        1,527
Sonosite Inc.+                                  77        1,439
OTG Software Inc.+                              35        1,431
Orchid Biosciences Inc.+                        42        1,428
Seminis Inc. "A"+                            1,128        1,410
ATS Medical Inc.+                               91        1,371
GC Companies Inc.+                             455        1,365
CyberSource Corp.+                             119        1,346
Vasco Data Security International Inc.+         84        1,339
AVT Corp.+                                     239        1,329
Diversa Corp.+                                  49        1,323
Quokka Sports Inc.+                            330        1,310
Astec Industries Inc.+                         119        1,302
United Natural Foods Inc.+                     105        1,299
NET2000 Communications Inc.+                   203        1,294
Oratec Interventions Inc.+                     105        1,286
Sitel Corp.+                                   421        1,237
NETsilicon Inc.+                                56        1,173
Datastream Systems Inc.+                        91        1,172
Reliance Group Holdings Inc.                 5,561        1,130
Selectica Inc.+                                 28        1,117
IXYS Corporation+                               42        1,097
Quintus Corp.+                                 126        1,079
e.MedSoft.com+                                 393        1,032
Deltek Systems Inc.+                           133        1,018
Stockwalk.com Group Inc.+                      240        1,016
VIA NET.WORKS Inc.+                            105        1,011
Advanced Marketing Services Inc.                56          987
kForce.com Inc.+                               281          984
Sonic Innovations Inc.+                         84          882
Telocity Inc.+                                 260          853
Uproar Inc.+                                   225          844
Paradigm Genetics Inc.+                         35          836
Whitehall Jewellers Inc.+                      105          833
Network Commerce Inc.+                         143          800
Deltathree.com Inc.+                           219          794
Saba Software Inc.+                             28          784
PEC Solutions Inc.+                            121          779
Digital Impact Inc.+                           112          738
NetZero Inc.+                                  344          731
Calico Commerce Inc.+                          119          729
Onvia.com Inc.+                                163          723
Trendwest Resorts Inc.+                         42          698
Aperian Inc.+                                  109          695
Viador Inc.+                                    77          674
Neoforma.com Inc.+                             176          655
Software Technologies Corp.+                    28          641
Vicinity Corp.+                                 56          616
X-Rite Inc.                                     70          613
On Command Corp.+                               49          602
Extensity Inc.+                                 28          588
GRIC Communications Inc.+                       77          558
NetSolve Inc.+                                  77          549
eMachines Inc.+                                526          542
Photogen Technologies Inc.+                    127          540
FirePond Inc.+                                  35          507
Coolsavings.com Inc.+                          169          462
NetSol International Inc.+                      28          424
Bebe Stores Inc.+                               28          416
Gliatech Inc.+                                  63          394
FirstWorld Communications Inc. "B"+            190          383
Buca Inc.+                                      35          372
Aspect Medical Systems Inc.+                    28          346
CAIS Internet Inc.+                             70          341
LivePerson Inc.+                                78          341
Telaxis Communications Corp.+                   56          341
MarketWatch.com Inc.+                           42          336
Nexell Therapeutics Inc.+                       35          322

________________________________________________________________________________
iShares Schedules of Investments                                        page 131
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


                                                  Shares or
Security                                          Principal        Value
------------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------------
eBenx Inc.+                                             28   $       317
Net.Genesis Corp.+                                      35           304
Switchboard Inc.+                                       42           273
Corillian Corp.+                                        28           269
Blaze Software Inc.+                                    21           265
Preview Systems Inc.+                                   28           265
Eprise Corp.+                                           28           241
Netpliance Inc.+                                       156           234
Sequoia Software Corp.+                                 35           226
ICG Communications Inc.+                               443           194
Scientific Learning Corp.+                              32           174
Genomic Solutions Inc.+                                  7           120
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $35,959,540)                                           37,598,072
------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 1.81%
------------------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                               $ 94,096        94,096
Goldman Sachs Financial Square Prime
  Obligation Fund++                                158,847       158,847
Providian Temp Cash Money Market Fund++            115,582       115,582
Short Term Investment Company Liquid
  Assets Portfolio++                               315,225       315,225
------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $683,750)                                                 683,750
------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.22%
------------------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value
  of $82,956 and an effective yield of
  6.25%.                                            82,913        82,913
------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $82,913)                                                   82,913
------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 101.85%
(Cost: $36,726,203)                                           38,364,735
------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.85%)                        (698,630)
------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $37,666,105
========================================================================

 +   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

________________________________________________________________________________
  page 132                                                              iShares
iShares Russell 1000 Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.89%
------------------------------------------------------------------
General Electric Co.                         196,436  $ 11,331,899
Cisco Systems Inc.+                          140,829     7,780,802
Exxon Mobil Corp.                             69,120     6,160,320
Pfizer Inc.                                  125,266     5,629,141
Intel Corp.                                  132,884     5,531,296
Citigroup Inc.                                89,237     4,824,375
Microsoft Corp.+                              77,567     4,673,412
EMC Corporation+                              43,259     4,288,048
International Business Machines Corp.         34,929     3,929,512
American International Group Inc.             39,611     3,790,278
Sun Microsystems Inc.+                        31,471     3,674,239
Merck & Co. Inc.                              45,645     3,397,700
SBC Communications Inc.                       67,495     3,374,750
Oracle Corp.+                                 42,796     3,370,185
Verizon Communications                        53,976     2,614,463
Wal-Mart Stores Inc.                          54,131     2,605,054
Johnson & Johnson                             27,581     2,590,890
America Online Inc.+                          45,815     2,462,556
Home Depot Inc.                               45,952     2,438,328
Bristol-Myers Squibb Co.                      38,993     2,227,475
AT&T Corp.                                    74,527     2,189,231
Coca-Cola Co.                                 39,706     2,188,793
Morgan Stanley Dean Witter & Co.              22,607     2,067,128
Lucent Technologies Inc.                      66,268     2,025,316
Procter & Gamble Co.                          26,349     1,765,383
Corning Inc.                                   5,824     1,729,728
WorldCom Inc.+                                56,811     1,725,634
Bank of America Corp.                         32,590     1,706,901
Time Warner Inc.                              21,717     1,699,355
Texas Instruments Inc.                        34,051     1,606,782
American Express Co.                          26,424     1,605,258
Hewlett-Packard Co.                           16,531     1,603,507
Disney (Walt) Co.                             41,366     1,582,249
Pharmacia & Upjohn Inc.                       25,752     1,549,949
Lilly (Eli) and Company                       18,801     1,525,231
Wells Fargo & Company                         32,669     1,500,732
BellSouth Corp.                               37,192     1,496,978
American Home Products Corp.                  25,866     1,463,046
Abbott Laboratories                           30,755     1,462,785
Fannie Mae                                    20,230     1,446,445
Amgen Inc.+                                   20,397     1,424,284
JDS Uniphase Corp.+                           14,801     1,401,470
Schering-Plough Corp.                         29,067     1,351,616
Dell Computer Corp.+                          43,179     1,330,453
PepsiCo Inc.                                  28,638     1,317,348
Philip Morris Companies Inc.                  44,692     1,315,621
Enron Corp.                                   14,663     1,284,845
Viacom Inc. "B"+                              21,337     1,248,215
Medtronic Inc.                                23,776  $  1,231,894
Motorola Inc.                                 43,257     1,222,010
Chase Manhattan Corp.                         25,874     1,195,055
Veritas Software Corp.+                        7,971     1,131,882
Boeing Co.                                    17,807     1,121,841
Chevron Corp.                                 12,951     1,104,073
Merrill Lynch & Co. Inc.                      15,838     1,045,308
Qwest Communications International Inc.+      20,222       971,920
Ford Motor Company+                           37,552       950,535
Applied Materials Inc.+                       16,025       950,483
QUALCOMM Inc.+                                13,195       940,144
Compaq Computer Corp.                         33,740       930,549
AT&T - Liberty Media Group "A"+               51,197       921,546
Juniper Networks Inc.+                         4,049       886,478
Bank One Corp.                                22,925       885,478
Automatic Data Processing Inc.                12,448       832,460
Bank of New York Co. Inc.                     14,652       821,428
Network Appliance Inc.+                        6,269       798,514
Du Pont (E.I.) de Nemours                     19,205       795,807
McDonald's Corp.                              26,213       791,305
VeriSign Inc.+                                 3,850       779,866
Walgreen Co.                                  20,050       760,647
Anheuser-Busch Companies Inc.                 17,974       760,525
Schwab (Charles) Corp.                        21,287       755,689
Freddie Mac                                   13,770       744,441
Siebel Systems Inc.+                           6,610       735,776
Comcast Corp. "A"+                            17,787       728,155
Minnesota Mining & Manufacturing Co.           7,839       714,329
Marsh & McLennan Companies Inc.                5,373       713,266
FleetBoston Financial Corp.                   17,908       698,412
Broadcom Corp.+                                2,839       692,006
General Motors Corp. "A"                      10,641       691,665
Ciena Corp.+                                   5,600       687,750
PMC - Sierra Inc.+                             3,123       672,226
Gillette Co.                                  20,867       644,269
First Union Corp.                             19,547       629,169
Duke Energy Corp.                              7,300       625,975
United Technologies Corp.                      8,692       601,921
Kimberly-Clark Corp.                          10,683       596,245
Palm Inc.+                                    11,186       592,159
BEA Systems Inc.+                              7,522       585,776
Analog Devices Inc.+                           7,059       582,809
Texaco Inc.                                   10,942       574,455
Emerson Electric Co.                           8,479       568,093
Honeywell International Inc.                  15,889       566,046
MBNA Corp.                                    14,667       564,680
Associates First Capital Corp.                14,459       549,442
Clear Channel Communications Inc.+             9,545       539,292
Colgate-Palmolive Co.                         11,402       538,174
Household International Inc.                   9,373       530,746
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Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Morgan (J.P.) & Co. Inc.                       3,149  $    514,468
Hughes Electronics Corp.+                     13,689       508,957
Brocade Communications System Inc.+            2,155       508,580
Allstate Corp.                                14,574       506,446
Voicestream Wireless Corp.+                    4,231       491,060
Solectron Corp.+                              10,532       485,789
PE Corp. (Biosystems Group)                    4,144       482,776
Cardinal Health Inc.                           5,467       482,121
Xilinx Inc.+                                   5,599       479,414
SDL Inc.+                                      1,547       476,476
Nextel Communications Inc. "A"+               10,075       471,006
Target Corporation                            18,068       462,993
Baxter International Inc.                      5,785       461,715
Maxim Integrated Products Inc.+                5,613       451,496
Yahoo! Inc.+                                   4,957       451,087
Mellon Financial Corp.                         9,692       449,467
AES Corp.+                                     6,524       446,894
Ariba Inc.+                                    3,119       446,845
Level 3 Communications Inc.+                   5,769       444,934
Applied Micro Circuits Corp.+                  2,148       444,770
Agilent Technologies Inc.+                     8,982       439,557
Alcoa Inc.                                    17,219       435,856
Micron Technology Inc.+                        9,468       435,528
Safeway Inc.+                                  9,283       433,400
Halliburton Co.                                8,841       432,656
Guidant Corp.+                                 6,086       430,204
Washington Mutual Inc.                        10,697       425,874
Firstar Corp.                                 19,033       425,863
Southern Co.                                  12,884       417,925
State Street Corp.                             3,201       416,130
Sprint Corp. (FON Group)                      14,049       411,811
Fifth Third Bancorp                            7,571       407,888
Exodus Communications Inc.+                    8,253       407,492
Bestfoods                                      5,491       399,470
HCA - The Healthcare Company                  10,686       396,718
Linear Technology Corp.                        6,106       395,363
Genentech Inc.+                                2,129       395,329
American General Corp.                         5,001       390,078
Altera Corp.+                                  7,910       377,702
Goldman Sachs Group Inc. (The)                 3,302       376,222
ADC Telecommunications Inc.+                  13,982       375,985
PNC Bank Corp.                                 5,750       373,750
Williams Companies Inc.                        8,788       371,293
Kroger Co.+                                   16,408       370,205
Adobe Systems Inc.                             2,382       369,805
Northern Trust Corp.                           4,156       369,365
Sprint Corp. (PCS Group)+                     10,344       362,687
Providian Financial Corp.                      2,835  $    360,045
CVS Corp.                                      7,772       359,941
Lehman Brothers Holdings Inc.                  2,404       355,191
i2 Technologies Inc.+                          1,884       352,426
Sara Lee Corp.                                17,269       350,777
Paychex Inc.                                   6,554       344,085
Kohls Corp.+                                   5,927       341,914
Comverse Technology Inc.+                      3,163       341,604
US Bancorp Inc.                               14,817       337,087
AFLAC Inc.                                     5,260       336,969
Dow Chemical Co.                              13,499       336,631
Electronic Data Systems Corp.                  8,044       333,826
Conoco Inc.                                   12,370       333,217
Redback Networks Inc.+                         2,015       330,334
CIGNA Corp.                                    3,139       327,712
Alltel Corp.                                   6,263       326,850
Tellabs Inc.+                                  6,809       325,130
Hartford Financial Services Group Inc.         4,435       323,478
Anadarko Petroleum Corp.                       4,840       321,666
MedImmune Inc.+                                4,151       320,665
Vitesse Semiconductor Corp.+                   3,553       315,995
UnitedHealth Group Inc.                        3,191       315,111
First Data Corp.                               8,051       314,492
Seagate Technology Inc.+                       4,530       312,570
Costco Wholesale Corp.+                        8,855       309,372
Sysco Corp.                                    6,638       307,422
Lowe's Companies Inc.                          6,817       305,913
Calpine Corp.+                                 2,757       287,762
Harley-Davidson Inc.                           6,009       287,681
Commerce One Inc.+                             3,649       286,446
Coastal Corp.                                  3,815       282,787
Gannett Co. Inc.                               5,231       277,243
International Paper Co.                        9,610       275,687
Chubb Corp.                                    3,480       275,355
Sanmina Corp.+                                 2,939       275,164
Dominion Resources Inc.                        4,730       274,636
Capital One Financial Corp.                    3,895       272,893
Illinois Tool Works Inc.                       4,881       272,726
National City Corp.                           12,050       266,606
Phillips Petroleum Co.                         4,227       265,244
El Paso Energy Corp.                           4,292       264,494
Omnicom Group Inc.                             3,534       257,761
Heinz (H.J.) Co.                               6,907       255,991
SunTrust Banks Inc.                            5,126       255,339
Rational Software Corp.+                       3,680       255,300
FedEx Corp.+                                   5,661       251,009
Eastman Kodak Co.                              6,113       249,869
American Electric Power Inc.                   6,379       249,578
Mercury Interactive Corp.+                     1,574       246,725
McGraw-Hill Companies Inc.                     3,869       245,923
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Schedule Of Investments (continued)
September 30, 2000 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Dynegy Inc.                                    4,304    $  245,328
Lockheed Martin Corp.                          7,379       243,212
Southwest Airlines Co.                         9,902       240,124
Millennium Pharmaceuticals Inc.+               1,639       239,396
NEXTLINK Communications Inc.+                  6,794       239,064
RadioShack Corp.                               3,693       238,660
BB&T Corp.                                     7,914       238,409
Computer Sciences Corp.+                       3,149       233,813
FPL Group Inc.                                 3,544       233,018
Caterpillar Inc.                               6,865       231,694
Computer Associates International Inc.         9,103       229,282
Wachovia Corp.                                 4,027       228,281
Tenet Healthcare Corp.                         6,232       226,689
Reliant Energy Inc.                            4,855       225,758
Waters Corp.+                                  2,518       224,102
Gap Inc.                                      10,931       219,986
Baker Hughes Inc.                              5,896       218,889
Allergan Inc.                                  2,577       217,595
KeyCorp                                        8,559       216,650
Waste Management Inc.                         12,356       215,458
Best Buy Co. Inc.+                             3,343       212,698
ConAgra Inc.                                  10,492       210,496
St. Paul Companies Inc.                        4,268       210,466
TIBCO Software Inc.+                           2,475       208,983
TXU Corporation                                5,256       208,269
Interpublic Group of Companies Inc.            6,062       206,487
Quaker Oats Co.                                2,604       206,042
Infinity Broadcasting Corp.+                   6,221       205,293
General Dynamics Corp.                         3,261       204,832
PECO Energy Co.                                3,369       204,035
General Mills Inc.                             5,678       201,569
Scientific-Atlanta Inc.                        3,168       201,564
Pitney Bowes Inc.                              5,077       200,224
Xerox Corp.                                   13,255       199,653
Sears, Roebuck and Co.                         6,139       199,026
Forest Laboratories Inc. "A"+                  1,721       197,377
Unicom Corp.                                   3,496       196,432
Immunex Corp.+                                 4,461       194,053
Intuit Inc.+                                   3,402       193,914
Avon Products Inc.                             4,723       193,053
Stilwell Financial Inc.+                       4,434       192,879
Union Pacific Corp.                            4,930       191,654
Raytheon Co. "B"                               6,727       191,299
Public Service Enterprise Group Inc.           4,264       190,548
Sycamore Networks Inc.+                        1,756       189,648
Dover Corp.                                    4,038       189,534
Human Genome Sciences Inc.+                    1,085       187,841
Conexant Systems Inc.+                         4,483       187,726
Equity Office Properties Trust                 6,019       186,965
Integrated Device Technology Inc.+             2,061       186,520
PG&E Corp.                                     7,678       185,712
Nabisco Group Holdings Corp. "A"               6,504       185,364
Clorox Co.                                     4,679       185,113
Xcel Energy Inc.                               6,716       184,690
Lincoln National Corp.                         3,794       182,586
AXA Financial Inc.                             3,577       182,203
Comerica Inc.                                  3,111       181,799
Biogen Inc.+                                   2,942       179,462
LSI Logic Corp.+                               6,127       179,215
Inktomi Corp.+                                 1,571       179,094
AON Corp.                                      4,479       175,801
USX-Marathon Group Inc.                        6,191       175,670
Burlington Northern Santa Fe Corp.             8,041       173,384
Tribune Co.                                    3,937       171,752
McKesson HBOC Inc.                             5,615       171,608
Unocal Corp.                                   4,841       171,553
Weyerhaeuser Co.                               4,244       171,352
Gateway Inc.+                                  3,649       170,591
Entergy Corp.                                  4,535       168,929
Metromedia Fiber Network Inc.+                 6,945       168,850
eBay Inc.+                                     2,457       168,612
Delphi Automotive Systems Corp.               11,140       168,493
Masco Corp.                                    9,035       168,277
Sepracor Inc.+                                 1,359       166,732
Apple Computer Inc.+                           6,455       166,216
Air Products & Chemicals Inc.                  4,571       164,556
Aetna Inc.                                     2,803       162,749
Occidental Petroleum Corp.                     7,343       160,169
Thermo Electron Corp.+                         6,137       159,562
Cendant Corp.+                                14,504       157,731
Burlington Resources Inc.                      4,284       157,705
Deere & Co.                                    4,666       155,144
QLogic Corp.+                                  1,761       154,968
Paine Webber Group Inc.                        2,268       154,508
Campbell Soup Co.                              5,877       152,067
Molex Inc.                                     2,782       151,445
KLA-Tencor Corp.+                              3,652       150,417
Concord EFS Inc.+                              4,233       150,338
AT&T Wireless Group+                           7,179       149,862
MetLife Inc.+                                  5,693       149,085
USA Education Inc.                             3,085       148,658
Constellation Energy Group Inc.                2,976       148,056
Fiserv Inc.+                                   2,443       146,275
Starbucks Corp.+                               3,651       146,268
Advanced Micro Devices Inc.+                   6,148       145,246
Ralston Purina Co.                             6,112       144,778
Nabors Industries Inc.+                        2,747       143,943

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Schedule of Investments (continued)
September 30, 2000 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Consolidated Edison Inc.                       4,216    $  143,871
ALZA Corp.+                                    1,659       143,503
Limited Inc.                                   6,474       142,833
Amazon.com Inc.+                               3,700       142,219
Franklin Resources Inc.                        3,188       141,643
National Semiconductor Corp.+                  3,512       141,358
Marriott International Inc.                    3,847       140,175
Jefferson-Pilot Corp.                          2,051       139,212
MBIA Inc.                                      1,957       139,192
PPG Industries Inc.                            3,464       137,478
Micromuse Inc.+                                  684       137,441
Golden West Financial Corp.                    2,547       136,583
Bear Stearns Companies Inc.                    2,140       134,820
3Com Corp.+                                    6,959       133,526
Noble Drilling Corp.+                          2,657       133,514
Becton Dickinson & Co.                         5,031       133,007
TJX Companies Inc.                             5,887       132,458
CP&L Energy Inc.                               3,175       132,358
Jabil Circuit Inc.+                            2,302       130,638
NTL Inc.+                                      2,817       130,462
Apache Corp.                                   2,204       130,312
New York Times Co. "A"                         3,304       129,889
May Department Stores Co.                      6,328       129,724
Staples Inc.+                                  9,100       129,106
MGIC Investment Corp.                          2,105       128,668
Northrop Grumman Corp.                         1,389       126,225
Electronic Arts Inc.+                          2,556       126,202
Cadence Design Systems Inc.+                   4,897       125,792
Fort James Corp.                               4,103       125,398
Edison International                           6,480       125,145
Equity Residential Properties Trust            2,600       124,800
IVAX Corporation+                              2,710       124,660
Watson Pharmaceutical Inc.+                    1,920       124,560
Kerr-McGee Corp.                               1,872       124,020
Cablevision Systems Corp.+                     1,866       123,739
Wrigley (William Jr.) Co.                      1,641       122,870
IMS Health Inc.                                5,915       122,736
FirstEnergy Corp.                              4,555       122,700
Stryker Corp.                                  2,857       122,672
Robert Half International Inc.+                3,532       122,516
Rambus Inc.+                                   1,547       122,116
Newell Rubbermaid Inc.                         5,312       121,180
Albertson's Inc.                               5,767       121,107
Novellus Systems Inc.+                         2,590       120,597
Teradyne Inc.+                                 3,445       120,575
Univision Communications Inc.+                 3,222       120,422
PP&L Resources Inc.                            2,870       119,823
Summit Bancorp                                 3,469       119,681
Starwood Hotels & Resorts Worldwide Inc.       3,822       119,438
PeopleSoft Inc.+                               4,246       118,623
Wellpoint Health Networks Inc.+                1,235       118,560
SCI Systems Inc.+                              2,881       118,121
Vignette Corp.+                                3,953       118,096
Praxair Inc.                                   3,136       117,208
United Parcel Service Inc.                     2,077       117,091
Atmel Corp.+                                   7,680       116,640
Lycos Inc.+                                    1,696       116,626
Telephone & Data Systems Inc.                  1,048       116,014
McLeodUSA Inc. "A"+                            8,095       115,860
PE Corp. (Celera Genomics Group)+              1,161       115,665
Genzyme General Division+                      1,687       115,032
UNUMProvident Corp.                            4,201       114,477
Ameren Corp.                                   2,729       114,277
Columbia Energy Group                          1,593       113,103
Bed Bath & Beyond Inc.+                        4,612       112,490
CMGI Inc.+                                     4,017       112,225
SunGard Data Systems Inc.+                     2,616       111,998
IDEC Pharmaceuticals Corp.+                      638       111,879
Software.com Inc.+                               616       111,766
Norfolk Southern Corp.                         7,641       111,750
Textron Inc.                                   2,415       111,392
Tiffany & Co.                                  2,886       111,291
Biomet Inc.                                    3,179       111,265
Dun & Bradstreet Corp.                         3,217       110,785
Loews Corp.                                    1,319       109,972
Broadwing Inc.+                                4,266       109,050
Archer-Daniels-Midland Co.                    12,601       108,683
DTE Energy Co.                                 2,838       108,553
Federated Department Stores Inc.+              4,138       108,105
Delta Air Lines Inc.                           2,436       108,097
Synovus Financial Corp.                        5,079       107,611
KeySpan Corp.                                  2,663       106,853
Cincinnati Financial Corp.                     3,009       106,819
Devon Energy Corp.                             1,767       106,285
Kellogg Co.                                    4,383       106,014
Extreme Networks Inc.+                           922       105,569
SouthTrust Corp.                               3,344       105,127
Amerada Hess Corp.                             1,569       105,025
ENSCO International Inc.                       2,743       104,920
American Tower Corp.+                          2,768       104,319
Abgenix Inc.+                                  1,286       103,925
Marshall & Ilsley Corp.                        2,069       103,709
Cox Communications Inc. "A"+                   2,699       103,237
Ingersoll-Rand Co.                             3,023       102,404
Hershey Foods Corp.                            1,888       102,188
Cintas Corp.                                   2,343       102,067
PerkinElmer Inc.                                 977       101,974

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September 30, 2000 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Echostar Communications Corp.+                 1,933    $  101,966
Charter One Financial Inc.                     4,181       101,909
Transwitch Corp.+                              1,598       101,873
Health Management Associates Inc. "A"+         4,834       100,608
Regions Financial Corp.                        4,399        99,802
TMP Worldwide Inc.+                            1,237        99,579
Art Technology Group Inc.+                     1,049        99,393
Global Marine Inc.+                            3,190        98,491
Cinergy Corp.                                  2,978        98,460
Cypress Semiconductor Corp.+                   2,360        98,088
Florida Progress Corp.                         1,848        97,828
Symbol Technologies Inc.                       2,720        97,750
AMR Corp.+                                     2,977        97,311
Gilead Sciences Inc.+                            883        96,854
Lexmark International Group Inc. "A"+          2,571        96,412
BroadVision Inc.+                              3,762        96,166
Price (T. Rowe) Associates                     2,042        95,846
CSX Corp.                                      4,356        95,015
Mattel Inc.                                    8,448        94,512
Cabletron Systems Inc.+                        3,201        94,029
Amsouth Bancorp                                7,515        93,937
Circuit City Stores Inc.                       4,082        93,886
Boston Scientific Corp.+                       5,683        93,414
Danaher Corp.                                  1,877        93,381
BMC Software Inc.+                             4,867        93,081
Protein Design Labs Inc.+                        772        93,026
Kinder Morgan Inc.                             2,271        92,969
Weatherford International Inc.+                2,158        92,794
Rockwell International Corp.                   3,064        92,686
Ambac Financial Group Inc.                     1,261        92,368
Chiron Corp.+                                  2,019        90,855
Johnson Controls Inc.                          1,705        90,685
BJ Services Co.+                               1,481        90,526
R&B Falcon Corporation+                        3,245        90,454
Avery Dennison Corp.                           1,939        89,921
Newport Corp.                                    564        89,826
Tricon Global Restaurants Inc.+                2,933        89,823
Union Carbide Corp.                            2,379        89,807
Tosco Corp.                                    2,875        89,664
Eaton Corp.                                    1,446        89,110
Union Planters Corp.                           2,692        89,004
SPX Corp.+                                       626        88,853
Vertex Pharmaceuticals Inc.+                   1,042        88,049
Emulex Corp.+                                    718        87,955
Zions Bancorp                                  1,704        87,144
Progressive Corporation                        1,056        86,460
Foundry Networks Inc.+                         1,289        86,282
DST Systems Inc.+                                731    $   85,892
Pinnacle West Capital Corp.                    1,685        85,724
Edwards (A.G.) Inc.                            1,636        85,583
Countrywide Credit Industries Inc.             2,254        85,088
St. Jude Medical Inc.+                         1,667        85,017
Dollar Tree Stores Inc.+                       2,093        84,897
Sempra Energy                                  4,073        84,769
Allegheny Energy Inc.                          2,197        83,898
Fortune Brands Inc.                            3,159        83,713
Finisar Corp.+                                 1,723        83,350
Macromedia Inc.+                               1,031        83,318
King Pharmaceuticals Inc.+                     2,468        82,524
Medarex Inc.+                                    699        82,001
EOG Resources Inc.                             2,108        81,948
Smith International Inc.+                      1,002        81,726
Ecolab Inc.                                    2,246        80,996
National Commerce Bancorp                      4,060        80,946
TRW Inc.                                       1,992        80,925
Infospace.com Inc.+                            2,652        80,223
Allegiance Telecom Inc.+                       2,151        80,125
Coca-Cola Enterprises Inc.                     5,004        79,751
Georgia-Pacific Corp.                          3,392        79,712
Old Kent Financial Corp.                       2,732        79,057
GPU Inc.                                       2,413        78,272
M&T Bank Corp.                                   153        78,030
Park Place Entertainment Corp.+                5,158        78,015
Microchip Technology Inc.+                     2,360        78,011
GlobeSpan Inc.+                                  637        77,714
Micrel Inc.+                                   1,155        77,385
Cooper Cameron Corp.+                          1,045        77,003
Hilton Hotels Corp.                            6,609        76,417
DPL Inc.                                       2,568        76,398
Celgene Corp.+                                 1,281        76,219
CenturyTel Inc.                                2,789        76,000
Equifax Inc.                                   2,808        75,640
North Fork Bancorp                             3,493        75,536
Sealed Air Corp.+                              1,663        75,251
UST Inc.                                       3,287        75,190
Parker Hannifin Corp.                          2,227        75,161
Minimed Inc.+                                    834        74,539
Goodrich (B.F.) Co.                            1,901        74,495
Sabre Holdings Corp.                           2,567        74,283
Vulcan Materials Co.                           1,847        74,226
Readers Digest Association Inc. (The) "A"      2,093        73,909
Huntington Bancshares Inc.                     5,017        73,687
Popular Inc.                                   2,710        73,339
Imclone Systems Inc.+                            621        72,696
Portal Software Inc.+                          1,810        72,400
TECO Energy Inc.                               2,492        71,645
Citizen Communications Co.+                    5,325        71,555

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iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                     Shares          Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
NCR Corp.+                                     1,892    $   71,541
RF Micro Devices Inc.+                         2,274        71,347
Knight Ridder Inc.                             1,400        71,137
Ceridian Corp.+                                2,527        70,914
Torchmark Corp.                                2,549        70,894
CIT Group Inc. (The)                           4,043        70,752
WebMD Corp.+                                   4,636        70,699
Unisys Corp.+                                  6,252        70,335
Toys R Us Inc.+                                4,321        70,216
E*trade Group Inc.+                            4,267        70,139
Legg Mason Inc.                                1,206        70,099
Montana Power Co.                              2,100        70,088
Citrix Systems Inc.+                           3,479        69,797
NVIDIA Corp.+                                    850        69,594
SAFECO Corp.                                   2,538        69,161
SanDisk Corp.+                                 1,029        68,686
Estee Lauder Companies Inc. "A"                1,866        68,342
Andrx Group+                                     731        68,257
Allmerica Financial Corp.                      1,067        68,221
Block (H & R) Inc.                             1,837        68,084
CDW Computer Centers Inc.+                       986        68,034
Cree Inc.+                                       581        67,541
DoubleClick Inc.+                              2,102        67,264
Genuine Parts Co.                              3,528        67,253
Spieker Properties Inc.                        1,167        67,175
Mylan Laboratories Inc.                        2,493        67,155
Harcourt General Inc.                          1,127        66,493
R.J. Reynolds Tobacco Holdings Inc.            2,056        66,306
Fox Entertainment Group Inc.+                  2,492        66,038
Quest Diagnostics Inc.+                          572        65,637
Arrow Electronics Inc.+                        1,926        65,604
Novell Inc.+                                   6,593        65,518
First Security Corp.                           4,009        65,397
Phelps Dodge Corp.                             1,566        65,381
Donaldson, Lufkin & Jenrette Inc.                731        65,379
Tektronix Inc.                                   843        64,753
Northeast Utilities                            2,965        64,303
Nike Inc. "B"                                  1,604        64,260
Alteon Websystems Inc.+                          592        64,167
Dana Corp.                                     2,983        64,134
Harrah's Entertainment Inc.+                   2,331        64,102
Healthsouth Corp.+                             7,828        63,603
At Home Corp. "A"+                             4,496        63,506
LG&E Energy Corp.                              2,579        63,024
AvalonBay Communities Inc.                     1,316        62,757
Penney (J.C.) Company Inc.                     5,305        62,665
Network Associates Inc.+                       2,769        62,649
American Power Conversion Corp.+               3,265    $   62,647
Knight Trading Group Inc.+                     1,736        62,496
American Standard Companies Inc.+              1,397        62,079
Leggett & Platt Inc.                           3,918        61,953
International Rectifier Corp.+                 1,222        61,787
Apartment Investment & Management Co. "A"      1,336        61,540
Dollar General Corp.                           3,667        61,422
Polycom Inc.+                                    916        61,343
Vitria Technology Inc.+                        1,313        61,219
Mallinckrodt Group Inc.                        1,337        61,001
Duke-Weeks Realty Corp.                        2,516        60,698
TCF Financial Corp.                            1,605        60,388
Cooper Industries Inc.                         1,700        59,925
Servicemaster Co.                              6,056        59,803
Internet Capital Group LLC+                    3,422        59,671
Sapient Corp.+                                 1,466        59,648
Sherwin-Williams Co.                           2,779        59,401
COR Therapeutics Inc.+                           952        59,321
Apollo Group Inc.+                             1,487        59,294
Crown Castle International Corp.+              1,907        59,236
Power-One Inc.+                                  976        59,063
NiSource Inc.                                  2,419        58,963
CMS Energy Corp.                               2,176        58,616
Murphy Oil Corp.                                 895        58,007
AutoZone Inc.+                                 2,551        57,876
Kmart Corp.+                                   9,639        57,834
SCANA Corp.                                    1,873        57,829
Amkor Technology Inc.+                         2,202        57,527
Rohm & Haas Co. "A"                            1,972        57,311
Pepsi Bottling Group Inc.                      1,902        57,179
Potomac Electric Power Co.                     2,268        57,125
Newmont Mining Corp.                           3,349        56,933
Black & Decker Corp.                           1,663        56,854
Old Republic International Corp.               2,358        56,739
Willamette Industries Inc.                     2,020        56,560
Advanced Fibre Communications Inc.+            1,493        56,547
Eastman Chemical Co.                           1,525        56,330
Goodyear Tire & Rubber Co.                     3,120        56,160
VerticalNet Inc.+                              1,594        55,989
Semtech Corp.+                                 1,296        55,890
Family Dollar Stores Inc.                      2,902        55,863
Wind River Systems Inc.+                       1,161        55,655
Nabisco Holdings Corp.                         1,021        54,879
Compuware Corp.+                               6,492        54,371
Young & Rubicam Inc.                           1,095        54,203
Hancock (John) Financial Services Inc.+        2,006        53,911
American Water Works Inc.                      1,945        53,609
Diamond Offshore Drilling Inc.                 1,305        53,505
Westvaco Corp.                                 2,000        53,375
Primedia Inc.+                                 3,259        53,366

--------------------------------------------------------------------------------
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iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Sigma-Aldrich Corp.                            1,615     $  53,295
First Tennessee National Corp.                 2,596        53,056
Parametric Technology Corp.+                   4,843        52,970
RealNetworks Inc.+                             1,330        52,868
Peregrine Systems Inc.+                        2,786        52,760
Time Warner Telecom Inc. "A"+                  1,091        52,709
SEI Investment Co.                               744        52,638
ICN Pharmaceuticals Inc.                       1,580        52,535
Greenpoint Financial Corp.                     1,768        52,377
ITT Industries Inc.                            1,612        52,289
Jones Apparel Group Inc.+                      1,967        52,125
Dow Jones & Co. Inc.                             861        52,090
Whirlpool Corp.                                1,335        51,898
PACCAR Inc.                                    1,400        51,888
Lam Research Corp.+                            2,475        51,820
Ocean Energy Inc.+                             3,342        51,592
Darden Restaurants Inc.                        2,471        51,428
Banknorth Group Inc.                           2,866        51,230
Brown-Forman Corp. "B"                           930        50,917
Southdown Inc.                                   714        50,873
Tidewater Inc.                                 1,117        50,824
Energy East Corp.                              2,246        50,816
Waddell & Reed Financial Inc. "A"              1,639        50,809
Niagara Mohawk Holdings Inc.+                  3,208        50,526
Dime Bancorp Inc.                              2,342        50,499
Oxford Health Plans Inc.+                      1,634        50,220
Miller (Herman) Inc.                           1,565        50,178
Sybron International Corp.+                    2,079        49,896
Avnet Inc.                                     1,754        49,770
Nucor Corp.                                    1,651        49,736
Conseco Inc.                                   6,510        49,639
Viad Corp.                                     1,864        49,513
Mercantile Bankshares Corp.                    1,353        49,110
Symantec Corp.+                                1,115        49,060
Pall Corp.                                     2,459        49,026
Simon Property Group Inc.                      2,085        48,867
Maytag Corp.                                   1,559        48,426
International Game Technology Inc.+            1,435        48,252
Manpower Inc.                                  1,510        48,226
Utilicorp United Inc.                          1,862        48,179
KEMET Corp.+                                   1,742        48,123
Office Depot Inc.+                             6,130        47,891
Wisconsin Energy Corp.                         2,396        47,770
Hispanic Broadcasting Corp.+                   1,710        47,666
DQE Inc.                                       1,187        47,628
Lattice Semiconductor Corp.+                     886        47,622
Bowater Inc.                                   1,025        47,598
Sunoco Inc.                                    1,760        47,410
CH Robinson Worldwide Inc.                       841        47,398
Ashland Inc.                                   1,404        47,297
Grant Prideco Inc.+                            2,156        47,297
Critical Path Inc.+                              778        47,263
Macrovision Corp.+                               583        47,223
Rowan Companies Inc.+                          1,624        47,096
Radian Group Inc.                                697        47,048
Republic Services Inc. "A"+                    3,582        47,014
BJ's Wholesale Club Inc.+                      1,375        46,922
Compass Bancshares Inc.                        2,406        46,917
Safeguard Scientifics Inc.+                    2,350        46,853
Internap Network Services Corp.+               1,446        46,724
Neuberger Berman Inc.                            759        46,679
E.piphany Inc.+                                  605        46,623
Energizer Holdings Inc.+                       1,900        46,550
TriQuint Semiconductor Inc.+                   1,274        46,421
Boston Properties Inc.                         1,078        46,287
Alliant Energy Corp.                           1,571        46,148
DeVry Inc.+                                    1,224        46,053
MarchFirst Inc.+                               2,931        45,980
Synopsys Inc.+                                 1,211        45,867
Vornado Realty Trust                           1,231        45,701
Fluor Corp.                                    1,519        45,570
USA Networks Inc.+                             2,076        45,542
MGM Grand Inc.                                 1,181        45,099
Tech Data Corp.+                               1,053        45,016
Quantum DLT & Storage Group+                   2,985        44,962
MCN Energy Group Inc.                          1,754        44,946
Homestore.com Inc.+                              961        44,927
Techne Corp.+                                    401        44,912
VF Corp.                                       1,819        44,907
Commerce Bancshares Inc.                       1,217        44,801
Coors (Adolph) Company "B"                       709        44,800
NSTAR                                          1,113        44,798
Mead Corp.                                     1,914        44,740
UnitedGlobalCom Inc. "A"+                      1,488        44,640
Agile Software Corp.+                            495        44,519
Incyte Pharmaceuticals Inc.+                   1,082        44,497
Millipore Corp.                                  916        44,369
Questar Corp.                                  1,591        44,250
Donnelley (R.R.) & Sons Co.                    1,801        44,237
ICOS Corp.+                                      816        44,166
Akamai Technologies Inc.+                        836        43,903
Georgia-Pacific (Timber Group)                 1,632        43,860
Ultramar Diamond Shamrock Corp.                1,725        43,772
National Fuel Gas Co.                            779        43,673
Comdisco Inc.                                  2,281        43,482
Amphenol Corp. "A"+                              761        43,329
Host Marriott Corp.                            3,849        43,301

________________________________________________________________________________
iShares Schedules of Investments                                        page 139
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Bard (C.R.) Inc.                               1,020      $ 43,095
Cabot Corp.                                    1,360        43,095
Aether Systems Inc.+                             408        43,044
Puget Sound Energy Inc.                        1,695        43,011
Prologis Trust                                 1,806        42,893
Acxiom Corp.+                                  1,348        42,799
Universal Health Services Inc. "B"+              496        42,470
Expeditors International Washington Inc.         936        42,178
Bisys Group Inc.+                                544        42,058
Public Storage Inc.                            1,756        42,034
Andrew Corp.+                                  1,604        42,005
Sovereign Bancorp Inc.                         4,532        41,921
Beckman Coulter Inc.                             542        41,802
Liz Claiborne Inc.                             1,085        41,772
UAL Corp.                                        993        41,706
Federated Investors Inc. "B"                   1,684        41,679
Engelhard Corp.                                2,548        41,405
Equitable Resources Inc.                         653        41,384
CarrAmerica Realty Corp.                       1,360        41,140
AutoNation Inc.+                               6,856        41,136
Noble Affiliates Inc.                          1,108        41,135
Western Wireless Corp. "A"+                    1,151        41,004
Sybase Inc.+                                   1,782        40,986
Shaw Industries Inc.                           2,213        40,941
CacheFlow Inc.+                                  285        40,755
McCormick & Co. Inc.                           1,366        40,639
Super Value Inc.                               2,675        40,292
Kimco Realty Corp.                               952        40,222
Hillenbrand Industries Inc.                      897        40,141
PMI Group Inc. (The)                             592        40,108
Crescent Real Estate Equities Co.              1,793        40,006
Adaptec Inc.+                                  1,987        39,740
Visteon Corp.                                  2,626        39,718
GATX Corporation                                 948        39,697
Autoliv Inc.                                   2,035        39,682
BancWest Corporation                           2,040        39,653
Hasbro Inc.                                    3,464        39,620
Washington Post Company (The) "B"                 75        39,591
Hanover Compressor Co.+                        1,199        39,492
First Virginia Banks Inc.                        926        39,471
Trigon Healthcare Inc.+                          748        39,317
Internet Security Systems Inc.+                  523        39,290
Dallas Semiconductor Corp.                     1,192        39,187
Powertel Inc.+                                   515        39,172
Hibernia Corp. "A"                             3,197        39,163
Silicon Storage Technology+                    1,440        39,150
Harris Corp.                                   1,375        39,102
Brinker International Inc.+                    1,297        39,072
Covad Communications Group Inc.+               2,909        38,908
Grainger (W.W.) Inc.                           1,478        38,890
Alkermes Inc.+                                 1,006        38,857
Flowers Industries Inc.                        1,989        38,785
Delhaize America Inc. "B"                      2,314        38,759
Bausch & Lomb Inc.                               989        38,509
Outback Steakhouse Inc.+                       1,405        38,111
iStar Financial Inc.                           1,696        38,054
Stanley Works (The)                            1,645        37,938
Erie Indemnity Co. "A"                         1,289        37,864
US Airways Group Inc.+                         1,240        37,743
Diebold Inc.                                   1,415        37,586
Affymetrix Inc.+                                 752        37,506
Liberty Property Trust                         1,360        37,400
International Flavors & Fragrances Inc.        2,045        37,321
FirstMerit Corp.                               1,626        37,296
Archstone Communities Trust                    1,516        37,237
Phone.com Inc.+                                  327        37,155
Valero Energy Corp.                            1,055        37,123
Wendy's International Inc.                     1,837        36,855
Quintiles Transnational Corp.+                 2,310        36,816
MONY Group Inc.                                  923        36,805
Belo (A.H.) Corp.                              1,996        36,801
Virata Corp.+                                    556        36,766
Lamar Advertising Co.+                           970        36,739
ChoicePoint Inc.+                                800        36,700
Gentex Corp.+                                  1,468        36,700
Associated Bancorp                             1,380        36,225
Temple-Inland Inc.                               952        36,057
Allied Waste Industries Inc.+                  3,918        35,997
Helmerich & Payne Inc.                           989        35,728
Sonoco Products Co.                            1,978        35,728
Navistar International Corp.+                  1,191        35,656
Martin Marietta Materials Inc.                   930        35,600
IPALCO Enterprises Inc.                        1,554        35,548
Affiliated Computer Services Inc.+               710        35,411
Catalina Marketing Corp.+                        939        35,330
Adelphia Communications Corp. "A"+             1,281        35,308
True North Communications Inc.                   983        35,142
Newfield Exploration Co.+                        748        34,922
Rouse Co.                                      1,397        34,838
L-3 Communications Holdings Inc.+                610        34,465
Eastern Enterprises                              540        34,459
National-Oilwell Inc.+                         1,100        34,375
Wilmington Trust Corp.                           641        34,374
Pride International Inc.+                      1,296        34,344
NICOR Inc.                                       942        34,089
Post Properties Inc.                             781        34,022
Dycom Industries Inc.+                           815        33,924

________________________________________________________________________________
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

iShares Russell 1000 Index Fund
Schedule Of Investments (continued)
September 30, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

Common Stocks (continued)
------------------------------------------------------------------
CheckFree Corp.+                                 808  $     33,848
AMB Property Corp.                             1,377        33,823
FMC Corp.+                                       498        33,397
Old National Bancorp                           1,103        33,366
General Growth Properties Inc.                 1,033        33,250
Marine Drilling Co. Inc.+                      1,160        33,132
Valley National Bancorp                        1,206        32,939
Powerwave Technologies Inc.+                     866        32,881
Continental Airlines Inc. "B"+                   718        32,624
Kana Communications Inc.+                      1,464        32,574
Protective Life Corp.                          1,088        32,504
Vishay Intertechnology Inc.+                   1,056        32,472
Mandalay Resort Group Inc.+                    1,262        32,339
Copper Mountain Networks Inc.+                   859        32,212
Fastenal Co.                                     557        32,097
Cephalon Inc.+                                   661        32,058
Fairchild Semiconductor Corp. "A"+             1,132        31,837
Whitman Corp.                                  2,741        31,693
RSA Security Inc.+                               734        31,654
webMethods Inc.+                                 274        31,544
City National Corp.                              816        31,518
Nordstrom Inc.                                 2,021        31,452
Transatlantic Holdings Inc.                      340        31,450
Cytyc Corp.+                                     729        31,438
Intimate Brands Inc.                           1,676        31,320
Bemis Co.                                        972        31,225
CNET Networks Inc.+                            1,273        31,009
IBP Inc.                                       1,692        30,985
Golden State Bancorp Inc.                      1,305        30,831
Dentsply International Inc.                      878        30,675
First Health Group Corp.+                        950        30,637
Hercules Inc.                                  2,167        30,609
Williams-Sonoma Inc.+                            874        30,372
Consolidated Stores Corp.+                     2,245        30,307
Centura Banks Inc.                               788        30,190
CSG Systems International Inc.+                1,038        30,102
Brunswick Corp.                                1,646        30,039
Reynolds & Reynolds Co. "A"                    1,506        29,932
Hubbell Inc. "B"                               1,178        29,524
Credence Systems Corp.+                          981        29,430
Express Scripts Inc. "A"+                        405        29,261
Deluxe Corp.                                   1,438        29,209
Litton Industries Inc.+                          652        29,136
Unitrin Inc.                                     918        29,089
Tekelec+                                         881        28,963
Boise Cascade Corp.                            1,088        28,900
Charter Communications Inc.+                   1,773        28,839
IMC Global Inc.                                1,971        28,579
Pegasus Communications Corp.+                    591        28,553
Cognex Corp.+                                    719        28,356
Smurfit-Stone Container Corp.+                 2,362        28,344
Saks Inc.+                                     2,865        28,292
Scripps (E.W.) Company                           521        28,134
Chris-Craft Industries Inc.+                     340        28,008
Homestake Mining Company                       5,341        27,706
PSINET Inc.+                                   2,875        27,672
Pacific Century Financial Corp.                1,602        27,434
Allegheny Technologies Inc.                    1,511        27,387
Owens-Illinois Inc.+                           2,955        27,334
Crown Cork & Seal Co. Inc.                     2,548        27,232
Autodesk Inc.                                  1,072        27,202
Iron Mountain Inc.+                              734        27,158
Hormel Foods Corp.                             1,621        27,050
Electronics For Imaging Inc.+                  1,060        26,765
UnionBanCal Corporation                        1,143        26,646
Tootsie Roll Industries Inc.                     676        26,533
Winstar Communications Inc.+                   1,703        26,397
Red Hat Inc.+                                  1,545        26,362
Steelcase Inc.                                 1,568        26,264
Mack-Cali Realty Corp.                           924        26,045
Westwood One Inc.+                             1,203        25,789
Pentair Inc.                                     964        25,787
Six Flags Inc.+                                1,645        25,498
Florida East Coast Industries Inc.               618        25,338
Ameritrade Holding Corp. "A"+                  1,427        25,329
Terayon Communications Systems Inc.+             745        25,283
Varco International Inc.+                      1,201        24,996
Jack Henry & Associates Inc.                     573        24,854
Tyson Foods Inc. "A"                           2,484        24,840
Winn-Dixie Stores Inc.                         1,723        24,768
USX-U.S. Steel Group Inc.                      1,620        24,604
Rite Aid Corp.                                 6,061        24,244
Valassis Communications Inc.+                  1,089        24,230
Liberate Technologies Inc.+                      833        24,105
Ross Stores Inc.                               1,676        24,093
National Instruments Corp.+                      546        24,092
Crane Co.                                      1,052        24,064
Harmonic Inc.+                                   994        23,856
Commscope Inc.+                                  964        23,618
Quest Software Inc.+                             378        23,477
USG Corp.                                        931        23,333
Harte-Hanks Inc.                                 852        23,217
DMC Stratex Networks Inc.+                     1,432        23,001
Alpha Industries Inc.+                           673        22,924
Informix Corp.+                                5,515        22,749
Kopin Corp.+                                   1,248        22,464
Plum Creek Timber Co. Inc.                     1,001        22,335
--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 141
iShares Russell 1000 Index Fund
Schedule Of Investments (continued)
September 30, 2000 (unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

Common Stocks (Continued)
------------------------------------------------------------------
Getty Images Inc.+                               717  $     21,824
Patterson Dental Co.+                            960        21,600
Entrust Technologies Inc.+                       777        21,465
Digex Inc.+                                      455        21,328
International Speedway Corp. "A"                 544        21,216
AVX Corp.                                        807        21,032
Aspect Communications Corp.+                   1,016        20,955
Nextel Partners Inc. "A"+                        716        20,854
Heller Financial Inc.                            728        20,793
Next Level Communications Inc.+                  311        20,565
NRG Energy Inc.+                                 559        20,404
Ditech Communications Corp.+                     494        20,254
Keane Inc.+                                    1,156        20,114
Thomas & Betts Corp.                           1,153        20,105
PacifiCare Health Systems Inc. "A"+              576        20,052
Efficient Networks Inc.+                         537        20,037
Intersil Holding Corp.+                          398        19,850
Spectrasite Holdings Inc.+                     1,062        19,713
Triton PCS Holdings Inc. "A"+                    704        19,360
United States Cellular Corp.+                    275        19,250
Lyondell Chemical Co.                          1,597        18,865
NOVA Corporation+                              1,098        18,803
Sawtek Inc.+                                     486        18,719
Ingram Micro Inc. "A"+                         1,352        18,590
Pinnacle Holdings Inc.+                          698        18,584
Global Telesystems Group Inc.                  4,070        18,569
CNA Financial Corp.+                             481        18,398
Hudson City Bancorp Inc.                       1,079        18,343
RCN Corp.+                                       884        18,343
PanAmSat Corp.+                                  570        18,204
Global Industries Ltd.+                        1,431        17,887
Nationwide Financial Services Inc.               476        17,791
ADTRAN Inc.+                                     418        17,785
Keebler Foods Co.                                408        17,136
Galileo International Inc.                     1,088        16,864
St. Joe Company (The)                            602        16,706
Titan Corp. (The)+                             1,009        16,649
Northwest Airlines Corp. "A"+                    673        16,531
NorthPoint Communications Group Inc.+          1,851        16,428
Entercom Communications Corp.+                   547        16,376
Emmis Communications Corp.+                      655        16,211
TD Waterhouse Group Inc.+                        861        16,036
Wireless Facilities Inc.+                        269        15,518
Williams Communications Group Inc.+              774        15,480
Quanta Services Inc.+                            561        15,428
Digital Lightware Inc.+                          209        15,179
American Financial Group Inc.                    652        15,118
Priceline.com Inc.+                            1,245        14,784
Talbots Inc. (The)                               223        14,774
American Management Systems Inc.+                827        14,214
BHC Communications Inc. "A"                       88        13,849
Avanex Corp.+                                    124        13,353
Lafarge Corp.                                    609        13,246
ANTEC Corp.+                                     449        13,245
Hertz Corp.                                      408        12,954
Weis Markets Inc.                                326        12,938
S1 Corp.+                                      1,078        12,869
EarthLink Inc.+                                1,408        12,848
Scient Corp.+                                    606        12,688
Total System Services Inc.                       748        12,576
Teletech Holdings Inc.+                          502        12,425
Reinsurance Group of America Inc.                358        12,262
Mastec Inc.+                                     386        12,062
21st Century Insurance Group                     711        12,043
Sonus Networks Inc.+                              95        12,006
Cox Radio Inc. "A"+                              647        11,282
Infonet Services Corp. "B"+                    1,059        11,186
Proxicom Inc.+                                   572        11,154
Echelon Corp.+                                   369        10,839
Hearst-Argyle Television Inc.+                   539        10,780
MSC Industrial Direct Co. Inc. "A"+              706        10,767
Kansas City Southern Industries Inc.           1,238        10,755
TeleCorp PCS Inc.+                               562        10,678
Convergys Corp.+                                 272        10,574
Pixar Inc.+                                      315        10,119
Radio One Inc.+                                1,216        10,108
GO.com (Walt Disney)+                            950        10,094
Johns Manville Corp.                             752         8,507
Webvan Group Inc.+                             3,641         8,420
7-Eleven Inc.+                                   652         8,313
New Focus Inc.+                                  104         8,223
Metro-Goldwyn-Mayer Inc.+                        328         7,872
Dobson Communications Corp. "A"+                 498         7,314
VA Linux Systems Inc.+                           155         7,169
Wesco Financial Corp.                             28         7,028
Blockbuster Inc.                                 776         6,839
Ticketmaster Online-CitySearch Inc. "B"+         403         6,826
ON Semiconductor Corp.+                          614         6,677
Engage Technologies Inc.+                        790         6,419
Plug Power Inc.+                                 165         6,146
NaviSite Inc.+                                   223         6,007
Liberty Digital Inc. "A"+                        296         5,994
ANC Rental Corp.+                                997         5,733
Turnstone Systems Inc.+                          120         5,565
Siliconix Inc.+                                  116         5,474
Tanox Inc.+                                      152         5,149
Focal Communications Corp.+                      299         4,616
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PAGE 142                                                                 iShares
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


                                           Shares or
Security                                   Principal         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Inet Technologies Inc.+                          156  $      4,563
West Teleservices Corp.+                         193         4,246
FreeMarkets Inc.+                                 74         4,227
UTStarcom Inc.+                                  195         4,083
USinternetworking Inc.+                          603         4,023
Tritel Inc.+                                     213         3,049
Silicon Laboratories Inc.+                        65         2,665
AsiaInfo Holdings Inc.+                          100         1,894
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $252,117,434)                                   262,519,593
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.69%
------------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $  971,453       971,453
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,340,730     2,340,730
Providian Temp Cash Money Market Fund++ 1,193,295 1,193,295 Short Term Investment Company Liquid
  Assets Portfolio++                       2,553,684     2,553,684
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $7,059,162)                                       7,059,162
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
------------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
Agreement, dated 09/29/00, due
10/02/00, with a maturity value of
$116,557 and an effective yield of  6.25%.   116,496       116,496
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $116,496)                                           116,496
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 102.62%
(Cost: $259,293,092)                                   269,695,251
------------------------------------------------------------------

Other Assets, Less Liabilities - (2.62%)                (6,882,586)
------------------------------------------------------------------

NET ASSETS - 100.00%                                  $262,812,665
==================================================================
 +   Non-income earning securities.
++   Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 143
iShares Russell 1000 Growth Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.93%
-----------------------------------------------------------------
General Electric Co.                          82,500  $ 4,759,218
Cisco Systems Inc.+                           64,994    3,590,918
Pfizer Inc.                                   57,825    2,598,511
Intel Corp.                                   61,350    2,553,694
Microsoft Corp.+                              35,799    2,156,890
EMC Corporation+                              19,968    1,979,328
Sun Microsystems Inc.+                        14,508    1,693,809
Oracle Corp.+                                 19,765    1,556,494
International Business Machines Corp.         11,892    1,337,850
America Online Inc.+                          21,140    1,136,275
Home Depot Inc.                               21,205    1,125,190
Wal-Mart Stores Inc.                          22,632    1,089,165
Lucent Technologies Inc.                      30,567      934,204
Corning Inc.                                   2,689      798,633
Merck & Co. Inc.                              10,515      782,710
Texas Instruments Inc.                        15,715      741,552
Coca-Cola Co.                                 12,970      714,971
Lilly (Eli) and Company                        8,688      704,814
Amgen Inc.+                                    9,404      656,664
JDS Uniphase Corp.+                            6,822      645,958
Time Warner Inc.                               8,112      634,764
Schering-Plough Corp.                         13,443      625,100
Dell Computer Corp.+                          19,932      614,155
Medtronic Inc.                                10,965      568,124
Pharmacia & Upjohn Inc.                        9,392      565,281
Veritas Software Corp.+                        3,671      521,282
Bristol-Myers Squibb Co.                       8,729      498,644
American Home Products Corp.                   7,904      447,070
Applied Materials Inc.+                        7,407      439,328
QUALCOMM Inc.+                                 6,090      433,913
Juniper Networks Inc.+                         1,874      410,289
Network Appliance Inc.+                        2,899      369,260
VeriSign Inc.+                                 1,779      360,359
Viacom Inc. "B"+                               6,091      356,324
Schwab (Charles) Corp.                         9,852      349,746
WorldCom Inc.+                                11,313      343,632
Siebel Systems Inc.+                           3,061      340,728
Broadcom Corp.+                                1,317      321,019
Ciena Corp.+                                   2,578      316,611
PMC - Sierra Inc.+                             1,440      309,960
Walgreen Co.                                   8,041      305,055
Hewlett-Packard Co.                            2,924      283,628
Automatic Data Processing Inc.                 4,113      275,057
Palm Inc.+                                     5,163      273,316
Enron Corp.                                    3,101      271,725
BEA Systems Inc.+                              3,479      270,927
Analog Devices Inc.+                           3,256      268,823
Motorola Inc.                                  8,697      245,690
Brocade Communications System Inc.+            1,000      236,000
Voicestream Wireless Corp.+                    1,967      228,295
PE Corp. (Biosystems Group)                    1,908      222,282
Xilinx Inc.+                                   2,579      220,827
Nextel Communications Inc. "A"+                4,647      217,247
SDL Inc.+                                        693      213,444
Gillette Co.                                   6,903      213,130
Maxim Integrated Products Inc.+                2,599      209,057
Yahoo! Inc.+                                   2,292      208,572
Solectron Corp.+                               4,515      208,254
Ariba Inc.+                                    1,440      206,302
Applied Micro Circuits Corp.+                    995      206,027
Agilent Technologies Inc.+                     4,158      203,482
Qwest Communications International Inc.+       4,200      201,863
Micron Technology Inc.+                        4,365      200,790
Guidant Corp.+                                 2,820      199,339
AES Corp.+                                     2,815      192,827
Exodus Communications Inc.+                    3,825      188,859
Linear Technology Corp.                        2,832      183,372
Hughes Electronics Corp.+                      4,722      175,564
Altera Corp.+                                  3,662      174,860
MBNA Corp.                                     4,530      174,405
ADC Telecommunications Inc.+                   6,431      172,934
Adobe Systems Inc.                             1,095      169,999
Sprint Corp. (PCS Group)+                      4,755      166,722
Providian Financial Corp.                      1,305      165,735
i2 Technologies Inc.+                            871      162,931
Cardinal Health Inc.                           1,840      162,265
Colgate-Palmolive Co.                          3,416      161,235
Paychex Inc.                                   3,028      158,970
Comverse Technology Inc.+                      1,459      157,572
Kohls Corp.+                                   2,731      157,545
Genentech Inc.+                                  825      153,192
Redback Networks Inc.+                           931      152,626
Tellabs Inc.+                                  3,148      150,317
MedImmune Inc.+                                1,920      148,320
Vitesse Semiconductor Corp.+                   1,634      145,324
Commerce One Inc.+                             1,724      135,334
Level 3 Communications Inc.+                   1,754      135,277
Harley-Davidson Inc.                           2,785      133,332
Sanmina Corp.+                                 1,354      126,768
Calpine Corp.+                                 1,214      126,711
Rational Software Corp.+                       1,721      119,394
Mercury Interactive Corp.+                       730      114,428
Omnicom Group Inc.                             1,543      112,543
Capital One Financial Corp.                    1,587      111,189


--------------------------------------------------------------------------------

  page 144                                                 iShares
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------
COMMON STOCKS (continued)
-----------------------------------------------------------------
RadioShack Corp.                               1,700  $   109,863
Millennium Pharmaceuticals Inc.+                 749      109,401
Computer Associates International Inc.         4,228      106,493
Waters Corp.+                                  1,168      103,952
Halliburton Co.                                2,103      102,916
Gap Inc.                                       5,070      102,034
Allergan Inc.                                  1,195      100,903
Best Buy Co. Inc.+                             1,546       98,364
TIBCO Software Inc.+                           1,143       96,512
Dynegy Inc.                                    1,639       93,423
Scientific-Atlanta Inc.                        1,467       93,338
Forest Laboratories Inc. "A"+                    799       91,635
Immunex Corp.+                                 2,058       89,523
Sycamore Networks Inc.+                          811       87,588
Human Genome Sciences Inc.+                      505       87,428
Safeway Inc.+                                  1,872       87,399
Integrated Device Technology Inc.+               959       86,789
Inktomi Corp.+                                   738       84,132
Electronic Data Systems Corp.                  2,025       84,037
Kroger Co.+                                    3,686       83,165
Biogen Inc.+                                   1,361       83,021
LSI Logic Corp.+                               2,823       82,573
Conexant Systems Inc.+                         1,960       82,075
Bestfoods                                      1,128       82,062
Gateway Inc.+                                  1,690       79,007
eBay Inc.+                                     1,112       76,311
Lowe's Companies Inc.                          1,683       75,525
Compaq Computer Corp.                          2,733       75,376
Sysco Corp.                                    1,623       75,165
American Express Co.                           1,233       74,905
Computer Sciences Corp.+                         991       73,582
QLogic Corp.+                                    826       72,688
Concord EFS Inc.+                              1,952       69,327
Metromedia Fiber Network Inc.+                 2,748       66,811
Johnson & Johnson                                704       66,132
KLA-Tencor Corp.+                              1,600       65,900
National Semiconductor Corp.+                  1,623       65,326
Amazon.com Inc.+                               1,690       64,959
Abbott Laboratories                            1,353       64,352
NEXTLINK Communications Inc.+                  1,814       63,830
Micromuse Inc.+                                  316       63,496
PepsiCo Inc.                                   1,379       63,434
Clear Channel Communications Inc.+             1,108       62,602
Sara Lee Corp.                                 3,077       62,502
Starbucks Corp.+                               1,545       61,897
Intuit Inc.+                                   1,068       60,876
Jabil Circuit Inc.+                            1,062  $    60,269
ALZA Corp.+                                      691       59,771
Sepracor Inc.+                                   483       59,258
IVAX Corporation+                              1,256       57,776
IMS Health Inc.                                2,775       57,581
Stryker Corp.                                  1,321       56,720
Seagate Technology Inc.+                         822       56,718
Robert Half International Inc.+                1,634       56,679
Rambus Inc.+                                     717       56,598
CVS Corp.                                      1,214       56,223
Novellus Systems Inc.+                         1,203       56,015
Teradyne Inc.+                                 1,593       55,755
Univision Communications Inc.+                 1,489       55,651
Vignette Corp.+                                1,847       55,179
Lycos Inc.+                                      783       53,843
Atmel Corp.+                                   3,542       53,794
Interpublic Group of Companies Inc.            1,570       53,478
IDEC Pharmaceuticals Corp.+                      297       52,082
Bed Bath & Beyond Inc.+                        2,132       52,001
Molex Inc.                                       955       51,988
Software.com Inc.+                               285       51,710
Electronic Arts Inc.+                          1,039       51,301
McLeodUSA Inc. "A"+                            3,510       50,237
Stilwell Financial Inc.+                       1,151       50,069
CMGI Inc.+                                     1,752       48,946
Extreme Networks Inc.+                           424       48,548
Abgenix Inc.+                                    598       48,326
Echostar Communications Corp.+                   896       47,264
Cintas Corp.                                   1,083       47,178
Transwitch Corp.+                                739       47,111
Nabors Industries Inc.+                          899       47,108
Fiserv Inc.+                                     782       46,822
TMP Worldwide Inc.+                              571       45,966
Art Technology Group Inc.+                       483       45,764
Symbol Technologies Inc.                       1,259       45,245
Quaker Oats Co.                                  567       44,864
Lexmark International Group Inc. "A"+          1,188       44,550
BroadVision Inc.+                              1,728       44,172
SCI Systems Inc.+                              1,077       44,157
PE Corp. (Celera Genomics Group)+                439       43,735
Protein Design Labs Inc.+                        358       43,139
General Mills Inc.                             1,215       43,132
BMC Software Inc.+                             2,248       42,993
Noble Drilling Corp.+                            820       41,205
Newport Corp.                                    256       40,772
Vertex Pharmaceuticals Inc.+                     482       40,729
Emulex Corp.+                                    331       40,547
Anheuser-Busch Companies Inc.                    958       40,535

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 145
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Staples Inc.+                                  2,836  $    40,236
Foundry Networks Inc.+                           597       39,962
Infinity Broadcasting Corp.+                   1,210       39,930
3Com Corp.+                                    2,081       39,929
Macromedia Inc.+                                 483       39,032
Advanced Micro Devices Inc.+                   1,652       39,028
PeopleSoft Inc.+                               1,379       38,526
Cypress Semiconductor Corp.+                     925       38,445
Dollar Tree Stores Inc.+                         945       38,332
King Pharmaceuticals Inc.+                     1,141       38,152
Medarex Inc.+                                    325       38,127
BJ Services Co.+                                 618       37,775
Finisar Corp.+                                   776       37,539
Infospace.com Inc.+                            1,228       37,147
Allegiance Telecom Inc.+                         993       36,989
Health Management Associates Inc. "A"+         1,770       36,838
Anadarko Petroleum Corp.                         552       36,686
Target Corporation                             1,412       36,183
Micrel Inc.+                                     536       35,912
Baker Hughes Inc.                                961       35,677
Equifax Inc.                                   1,301       35,046
Microchip Technology Inc.+                     1,058       34,964
GlobeSpan Inc.+                                  286       34,892
Minimed Inc.+                                    388       34,678
Portal Software Inc.+                            839       33,560
Boston Scientific Corp.+                       2,038       33,500
Imclone Systems Inc.+                            286       33,480
Tiffany & Co.                                    868       33,472
RF Micro Devices Inc.+                         1,052       33,007
AT&T Wireless Group+                           1,579       32,962
Apache Corp.                                     551       32,578
Honeywell International Inc.                     912       32,490
Citrix Systems Inc.+                           1,604       32,180
NVIDIA Corp.+                                    392       32,095
Sealed Air Corp.+                                705       31,901
Campbell Soup Co.                              1,231       31,852
CDW Computer Centers Inc.+                       454       31,326
Readers Digest Association Inc. (The) "A"        872       30,793
TJX Companies Inc.                             1,367       30,758
DoubleClick Inc.+                                948       30,336
Cree Inc.+                                       258       29,992
SanDisk Corp.+                                   449       29,971
Andrx Group+                                     318       29,693
Estee Lauder Companies Inc. "A"                  810       29,666
Alteon Websystems Inc.+                          273       29,591
Circuit City Stores Inc.                       1,275       29,325
Watson Pharmaceutical Inc.+                      451  $    29,259
Celgene Corp.+                                   478       28,441
Vitria Technology Inc.+                          610       28,441
Polycom Inc.+                                    422       28,261
Cooper Cameron Corp.+                            378       27,854
Chiron Corp.+                                    618       27,810
Sapient Corp.+                                   679       27,627
Apollo Group Inc.+                               688       27,434
Knight Trading Group Inc.+                       760       27,360
COR Therapeutics Inc.+                           439       27,355
American Power Conversion Corp.+               1,407       26,997
Smith International Inc.+                        329       26,834
Amkor Technology Inc.+                         1,023       26,726
Boeing Co.                                       418       26,334
Power-One Inc.+                                  435       26,324
VerticalNet Inc.+                                746       26,203
Cablevision Systems Corp.+                       391       25,928
Semtech Corp.+                                   600       25,875
Wind River Systems Inc.+                         538       25,790
R&B Falcon Corporation+                          918       25,589
Young & Rubicam Inc.                             507       25,097
Dollar General Corp.                           1,484       24,857
SEI Investment Co.                               347       24,550
Time Warner Telecom Inc. "A"+                    507       24,494
American Tower Corp.+                            649       24,459
RealNetworks Inc.+                               615       24,446
Peregrine Systems Inc.+                        1,286       24,354
Fifth Third Bancorp                              450       24,244
Waddell & Reed Financial Inc. "A"                775       24,025
Lam Research Corp.+                            1,143       23,932
E*trade Group Inc.+                            1,429       23,489
Cox Communications Inc. "A"+                     611       23,371
Advanced Fibre Communications Inc.+              616       23,331
Oxford Health Plans Inc.+                        753       23,143
Miller (Herman) Inc.                             717       22,989
E.piphany Inc.+                                  297       22,888
Internap Network Services Corp.+                 706       22,813
International Rectifier Corp.+                   449       22,703
Symantec Corp.+                                  514       22,616
Network Associates Inc.+                         975       22,059
Macrovision Corp.+                               269       21,789
TriQuint Semiconductor Inc.+                     589       21,462
Global Marine Inc.+                              693       21,396
DeVry Inc.+                                      566       21,296
Genzyme General Division+                        312       21,274
EOG Resources Inc.                               543       21,109
International Game Technology Inc.+              615       20,679
Techne Corp.+                                    184       20,608

--------------------------------------------------------------------------------
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

iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Incyte Pharmaceuticals Inc.+                     499  $    20,521
Agile Software Corp.+                            228       20,506
Millipore Corp.                                  423       20,489
Akamai Technologies Inc.+                        388       20,376
Amphenol Corp. "A"+                              355       20,213
ICOS Corp.+                                      373       20,189
Aether Systems Inc.+                             191       20,150
Hispanic Broadcasting Corp.+                     720       20,070
Lattice Semiconductor Corp.+                     372       19,995
Federated Investors Inc. "B"                     793       19,627
Parametric Technology Corp.+                   1,781       19,480
Homestore.com Inc.+                              415       19,401
KEMET Corp.+                                     702       19,393
Family Dollar Stores Inc.                      1,002       19,288
Western Wireless Corp. "A"+                      535       19,059
Cabletron Systems Inc.+                          625       18,359
Expeditors International Washington Inc.         405       18,250
Powertel Inc.+                                   239       18,179
Internet Security Systems Inc.+                  241       18,105
Acxiom Corp.+                                    570       18,097
Silicon Storage Technology+                      664       18,053
Alkermes Inc.+                                   466       17,999
Costco Wholesale Corp.+                          513       17,923
Cendant Corp.+                                 1,622       17,639
Kellogg Co.                                      721       17,439
Affymetrix Inc.+                                 347       17,307
Phone.com Inc.+                                  151       17,157
Quest Diagnostics Inc.+                          149       17,098
CH Robinson Worldwide Inc.                       303       17,077
Catalina Marketing Corp.+                        450       16,931
Unisys Corp.+                                  1,470       16,538
Sybron International Corp.+                      676       16,224
Price (T. Rowe) Associates                       340       15,959
WebMD Corp.+                                   1,045       15,936
Bisys Group Inc.+                                206       15,926
Apple Computer Inc.+                             618       15,913
Gentex Corp.+                                    630       15,750
CheckFree Corp.+                                 375       15,709
Alltel Corp.                                     301       15,708
Virata Corp.+                                    237       15,672
Cadence Design Systems Inc.+                     610       15,669
Fastenal Co.                                     270       15,559
CacheFlow Inc.+                                  108       15,444
Powerwave Technologies Inc.+                     402       15,263
Intimate Brands Inc.                             810       15,137
Firstar Corp.                                    676       15,126
webMethods Inc.+                                 131  $    15,081
State Street Corp.                               116       15,080
Kana Communications Inc.+                        676       15,041
Copper Mountain Networks Inc.+                   400       15,000
Fairchild Semiconductor Corp. "A"+               524       14,738
Compuware Corp.+                               1,755       14,698
SunGard Data Systems Inc.+                       343       14,685
Cytyc Corp.+                                     340       14,663
Coca-Cola Enterprises Inc.                       914       14,567
ENSCO International Inc.                         373       14,267
First Health Group Corp.+                        438       14,125
Credence Systems Corp.+                          468       14,040
CSG Systems International Inc.+                  479       13,891
USA Education Inc.                               288       13,878
Tricon Global Restaurants Inc.+                  453       13,873
UST Inc.                                         600       13,725
ChoicePoint Inc.+                                299       13,717
Tekelec+                                         406       13,347
Murphy Oil Corp.                                 205       13,287
Hanover Compressor Co.+                          402       13,241
Dycom Industries Inc.+                           318       13,237
At Home Corp. "A"+                               928       13,108
Cognex Corp.+                                    332       13,093
Newfield Exploration Co.+                        280       13,073
Ameritrade Holding Corp. "A"+                    717       12,727
Rowan Companies Inc.+                            437       12,673
PSINET Inc.+                                   1,315       12,657
Winstar Communications Inc.+                     790       12,245
Terayon Communications Systems Inc.+             355       12,048
UnitedHealth Group Inc.                          121       11,949
Dallas Semiconductor Corp.                       361       11,868
Cephalon Inc.+                                   244       11,834
Andrew Corp.+                                    450       11,784
Jack Henry & Associates Inc.                     267       11,581
Synopsys Inc.+                                   298       11,287
DST Systems Inc.+                                 95       11,162
Fox Entertainment Group Inc.+                    420       11,130
Harmonic Inc.+                                   461       11,064
DMC Stratex Networks Inc.+                       687       11,035
Quest Software Inc.+                             177       10,993
Critical Path Inc.+                              180       10,935
Pepsi Bottling Group Inc.                        363       10,913
Entrust Technologies Inc.+                       394       10,884
Williams-Sonoma Inc.+                            310       10,773
MarchFirst Inc.+                                 678       10,636
Limited Inc.                                     482       10,634
Alpha Industries Inc.+                           312       10,627
Kopin Corp.+                                     581       10,458

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 147
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
National Instruments Corp.+                      236  $    10,414
Valassis Communications Inc.+                    465       10,346
CNET Networks Inc.+                              420       10,231
Red Hat Inc.+                                    597       10,186
Weatherford International Inc.+                  229        9,847
Digex Inc.+                                      210        9,844
Primedia Inc.+                                   599        9,809
AFLAC Inc.                                       153        9,802
Next Level Communications Inc.+                  146        9,654
RSA Security Inc.+                               222        9,574
Tidewater Inc.                                   210        9,555
McKesson HBOC Inc.                               312        9,536
Marine Drilling Co. Inc.+                        330        9,426
Liberate Technologies Inc.+                      325        9,405
Efficient Networks Inc.+                         250        9,328
Intersil Holding Corp.+                          183        9,127
Commscope Inc.+                                  371        9,089
Triton PCS Holdings Inc. "A"+                    327        8,993
Novell Inc.+                                     884        8,785
Sawtek Inc.+                                     225        8,666
Lamar Advertising Co.+                           224        8,484
Global Telesystems Group Inc.                  1,855        8,463
Patterson Dental Co.+                            375        8,438
Dow Jones & Co. Inc.                             139        8,409
Ceridian Corp.+                                  298        8,363
Georgia-Pacific (Timber Group)                   302        8,116
Aspect Communications Corp.+                     389        8,023
Universal Health Services Inc. "B"+               93        7,963
Ditech Communications Corp.+                     193        7,913
Titan Corp. (The)+                               466        7,689
Devon Energy Corp.                               124        7,459
Express Scripts Inc. "A"+                        102        7,369
Consolidated Stores Corp.+                       539        7,276
Digital Lightware Inc.+                          100        7,263
Synovus Financial Corp.                          340        7,204
Electronics For Imaging Inc.+                    284        7,171
ADTRAN Inc.+                                     168        7,148
Wireless Facilities Inc.+                        123        7,096
NOVA Corporation+                                401        6,867
Priceline.com Inc.+                              574        6,816
Iron Mountain Inc.+                              175        6,475
Gilead Sciences Inc.+                             59        6,472
Ecolab Inc.                                      177        6,383
Avanex Corp.+                                     59        6,354
AutoNation Inc.+                               1,051        6,306
Quintiles Transnational Corp.+                   393        6,263
Biomet Inc.                                      177  $     6,195
Williams Communications Group Inc.+              302        6,040
Keane Inc.+                                      347        6,038
US Airways Group Inc.+                           198        6,027
Jones Apparel Group Inc.+                        224        5,936
Scient Corp.+                                    282        5,904
Teletech Holdings Inc.+                          235        5,816
Total System Services Inc.                       345        5,800
Mastec Inc.+                                     179        5,594
American Management Systems Inc.+                325        5,586
Danaher Corp.                                    105        5,224
ANTEC Corp.+                                     177        5,221
Proxicom Inc.+                                   266        5,187
AVX Corp.                                        199        5,186
Tech Data Corp.+                                 120        5,130
Sonus Networks Inc.+                              40        5,055
Affiliated Computer Services Inc.+               100        4,988
Cox Radio Inc. "A"+                              285        4,970
Echelon Corp.+                                   169        4,964
NCR Corp.+                                       123        4,651
Infonet Services Corp. "B"+                      439        4,637
Getty Images Inc.+                               150        4,566
Pegasus Communications Corp.+                     93        4,493
Convergys Corp.+                                 115        4,471
St. Jude Medical Inc.+                            87        4,437
GO.com (Walt Disney)+                            404        4,293
Viad Corp.                                       161        4,277
NRG Energy Inc.+                                 117        4,271
Six Flags Inc.+                                  272        4,216
Quanta Services Inc.+                            152        4,180
PerkinElmer Inc.                                  40        4,175
PacifiCare Health Systems Inc. "A"+              115        4,003
Vishay Intertechnology Inc.+                     130        3,998
TD Waterhouse Group Inc.+                        205        3,818
Helmerich & Payne Inc.                           101        3,649
Mylan Laboratories Inc.                          135        3,637
Adaptec Inc.+                                    181        3,620
Newmont Mining Corp.                             210        3,570
UnitedGlobalCom Inc. "A"+                        119        3,570
L-3 Communications Holdings Inc.+                 63        3,560
Autodesk Inc.                                    136        3,451
Northwest Airlines Corp. "A"+                    139        3,414
Pixar Inc.+                                      105        3,373
PanAmSat Corp.+                                  105        3,353
VA Linux Systems Inc.+                            72        3,330
New Focus Inc.+                                   42        3,321
Marriott International Inc.                       91        3,316
United Parcel Service Inc.                        57        3,213

--------------------------------------------------------------------------------
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

iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
United States Cellular Corp.+                     45  $     3,150
BJ's Wholesale Club Inc.+                         90        3,071
International Speedway Corp. "A"                  78        3,042
Diamond Offshore Drilling Inc.                    72        2,952
Outback Steakhouse Inc.+                         105        2,848
Plug Power Inc.+                                  76        2,831
Engage Technologies Inc.+                        348        2,828
EarthLink Inc.+                                  304        2,774
ON Semiconductor Corp.+                          255        2,773
Liberty Digital Inc. "A"+                        136        2,754
Turnstone Systems Inc.+                           58        2,690
S1 Corp.+                                        225        2,686
Emmis Communications Corp.+                      107        2,648
USA Networks Inc.+                               120        2,633
Kansas City Southern Industries Inc.             286        2,485
Harris Corp.                                      87        2,474
MSC Industrial Direct Co. Inc. "A"+              160        2,440
Tanox Inc.+                                       72        2,439
Cabot Corp.                                       75        2,377
NaviSite Inc.+                                    87        2,344
TeleCorp PCS Inc.+                               123        2,337
Siliconix Inc.+                                   49        2,312
Sabre Holdings Corp.                              79        2,286
Office Depot Inc.+                               282        2,203
Inet Technologies Inc.+                           73        2,135
Avery Dennison Corp.                              46        2,133
Republic Services Inc. "A"+                      162        2,126
Focal Communications Corp.+                      137        2,115
7-Eleven Inc.+                                   165        2,104
Safeguard Scientifics Inc.+                      105        2,093
Talbots Inc. (The)                                30        1,988
Grant Prideco Inc.+                               90        1,974
Nike Inc. "B"                                     48        1,923
Webvan Group Inc.+                               814        1,882
MGM Grand Inc.                                    45        1,718
Pride International Inc.+                         64        1,696
Block (H & R) Inc.                                45        1,668
West Teleservices Corp.+                          74        1,628
USinternetworking Inc.+                          243        1,621
Dobson Communications Corp. "A"+                 108        1,586
Willamette Industries Inc.                        56        1,568
Ticketmaster Online-CitySearch Inc. "B"+          90        1,524
Global Industries Ltd.+                          120        1,500
Hearst-Argyle Television Inc.+                    75        1,500
NorthPoint Communications Group Inc.+            165        1,464
Manpower Inc.                                     45        1,437

                                           Shares or
Security                                   Principal        Value

-----------------------------------------------------------------
Homestake Mining Company                         274  $     1,421
Beckman Coulter Inc.                              16        1,234
Silicon Laboratories Inc.+                        30        1,230
True North Communications Inc.                    34        1,216
Ingram Micro Inc. "A"+                            87        1,196
Bausch & Lomb Inc.                                27        1,051
ANC Rental Corp.+                                168          966
AsiaInfo Holdings Inc.+                           46          871
Comdisco Inc.                                     45          858
Tritel Inc.+                                      59          844
Blockbuster Inc.                                  86          758
Harte-Hanks Inc.                                  26          708
Keebler Foods Co.                                 12          504
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,147,331)                                    61,612,716
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.45%
-----------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $  207,421      207,421
Goldman Sachs Financial Square Prime
  Obligation Fund++                          350,161      350,161
Providian Temp Cash Money Market Fund++ 254,788 254,788 Short Term Investment Company Liquid
  Assets Portfolio++                         694,876      694,876
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,507,246)                                      1,507,246
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
-----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
     Agreement, dated 09/29/00, due 10/02/00,
     with a maturity value of $36,633 and an
     effective yield of 6.25%.                 36,614     36,614
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $36,614)                                            36,614
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 102.44%
(Cost: $62,691,191)                                    63,156,576
-----------------------------------------------------------------
Other Assets, Less Liabilities - (2.44%)               (1,501,430)
-----------------------------------------------------------------
NET ASSETS - 100.00%                                  $61,655,146
=================================================================
+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 149
iShares Russell 1000 Value Index Fund
Schedule of Investments
September 30, 2000 (Unaudited)



Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.87%
-----------------------------------------------------------------
Exxon Mobil Corp.                             34,127  $ 3,041,567
Citigroup Inc.                                44,064    2,382,210
American International Group Inc.             19,557    1,871,360
SBC Communications Inc.                       33,324    1,666,200
Verizon Communications                        26,650    1,290,859
Johnson & Johnson                             12,866    1,208,600
AT&T Corp.                                    36,802    1,081,059
Morgan Stanley Dean Witter & Co.              11,161    1,020,534
Procter & Gamble Co.                          13,014      871,938
Bank of America Corp.                         16,091      842,766
Merck & Co. Inc.                              11,294      840,697
Disney (Walt) Co.                             20,431      781,486
Wells Fargo & Company                         16,153      742,028
BellSouth Corp.                               18,363      739,111
Fannie Mae                                     9,988      714,142
American Express Co.                          11,734      712,840
Abbott Laboratories                           13,744      653,699
Philip Morris Companies Inc.                  22,070      649,686
Chase Manhattan Corp.                         12,776      590,092
PepsiCo Inc.                                  12,691      583,786
Bristol-Myers Squibb Co.                       9,917      566,509
Chevron Corp.                                  6,406      546,111
Boeing Co.                                     8,360      526,680
Merrill Lynch & Co. Inc.                       7,822      516,252
International Business Machines Corp.          4,517      508,162
General Electric Co.                           8,736      503,958
Hewlett-Packard Co.                            5,028      487,716
WorldCom Inc.+                                15,999      485,970
Ford Motor Company+                           18,556      469,699
AT&T - Liberty Media Group "A"+               25,289      455,202
Bank One Corp.                                11,326      437,467
Bank of New York Co. Inc.                      7,241      405,949
Du Pont (E.I.) de Nemours                      9,479      392,786
McDonald's Corp.                              12,948      390,868
Compaq Computer Corp.                         13,749      379,197
Freddie Mac                                    6,794      367,301
Comcast Corp. "A"+                             8,772      359,104
Marsh & McLennan Companies Inc.                2,659      352,982
Minnesota Mining & Manufacturing Co.           3,867      352,380
FleetBoston Financial Corp.                    8,845      344,955
Enron Corp.                                    3,917      343,227
General Motors Corp. "A"                       5,256      341,640
Motorola Inc.                                 12,055      340,554
Anheuser-Busch Companies Inc.                  7,848      332,069
Coca-Cola Co.                                  5,745  $   316,693
First Union Corp.                              9,657      310,835
Duke Energy Corp.                              3,609      309,472
United Technologies Corp.                      4,291      297,152
Kimberly-Clark Corp.                           5,279      294,634
Texaco Inc.                                    5,397      283,343
Emerson Electric Co.                           4,183      280,261
Associates First Capital Corp.                 7,131      270,978
Qwest Communications International Inc.+       5,473      263,046
Household International Inc.                   4,627      262,004
Morgan (J.P.) & Co. Inc.                       1,556      254,211
Allstate Corp.                                 7,182      249,574
American Home Products Corp.                   4,329      244,859
Honeywell International Inc.                   6,867      244,637
Viacom Inc. "B"+                               4,019      235,112
Baxter International Inc.                      2,862      228,423
Mellon Financial Corp.                         4,795      222,368
Alcoa Inc.                                     8,474      214,498
Washington Mutual Inc.                         5,306      211,245
Southern Co.                                   6,356      206,173
Sprint Corp. (FON Group)                       6,946      203,605
Clear Channel Communications Inc.+             3,523      199,049
HCA - The Healthcare Company                   5,270      195,649
Firstar Corp.                                  8,690      194,439
American General Corp.                         2,485      193,830
Target Corporation                             7,415      190,009
State Street Corp.                             1,450      188,500
Goldman Sachs Group Inc. (The)                 1,640      186,858
PNC Bank Corp.                                 2,838      184,470
Williams Companies Inc.                        4,345      183,576
Northern Trust Corp.                           2,043      181,572
Lehman Brothers Holdings Inc.                  1,184      174,936
Fifth Third Bancorp                            3,231      174,070
US Bancorp Inc.                                7,316      166,439
Dow Chemical Co.                               6,622      165,136
Conoco Inc.                                    6,116      164,750
CIGNA Corp.                                    1,538      160,567
Time Warner Inc.                               2,049      160,334
Pharmacia & Upjohn Inc.                        2,662      160,219
Hartford Financial Services Group Inc.         2,193      159,952
First Data Corp.                               3,979      155,430
AFLAC Inc.                                     2,423      155,223
Alltel Corp.                                   2,752      143,620
UnitedHealth Group Inc.                        1,453      143,484
Coastal Corp.                                  1,878      139,207
Gannett Co. Inc.                               2,598      137,694

--------------------------------------------------------------------------------
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

iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
International Paper Co.                        4,774  $   136,954
Chubb Corp.                                    1,712      135,462
Dominion Resources Inc.                        2,330      135,286
Costco Wholesale Corp.+                        3,829      133,776
Illinois Tool Works Inc.                       2,394      133,765
El Paso Energy Corp.                           2,137      131,693
Phillips Petroleum Co.                         2,096      131,524
National City Corp.                            5,940      131,422
Heinz (H.J.) Co.                               3,404      126,161
SunTrust Banks Inc.                            2,518      125,428
FedEx Corp.+                                   2,797      124,019
Eastman Kodak Co.                              3,017      123,320
American Electric Power Inc.                   3,143      122,970
McGraw-Hill Companies Inc.                     1,910      121,404
Safeway Inc.+                                  2,578      120,360
Lockheed Martin Corp.                          3,648      120,238
Wal-Mart Stores Inc.                           2,490      119,831
Southwest Airlines Co.                         4,933      119,625
Anadarko Petroleum Corp.                       1,784      118,565
BB&T Corp.                                     3,910      117,789
CVS Corp.                                      2,526      116,985
Automatic Data Processing Inc.                 1,720      115,025
Caterpillar Inc.                               3,406      114,952
FPL Group Inc.                                 1,738      114,273
Wachovia Corp.                                 2,006      113,715
Tenet Healthcare Corp.                         3,089      112,362
Reliant Energy Inc.                            2,376      110,484
Bestfoods                                      1,500      109,125
KeyCorp                                        4,268      108,034
Sara Lee Corp.                                 5,279      107,230
Waste Management Inc.                          6,090      106,194
St. Paul Companies Inc.                        2,132      105,134
ConAgra Inc.                                   5,216      104,646
Halliburton Co.                                2,130      104,237
TXU Corporation                                2,574      101,995
PECO Energy Co.                                1,675      101,442
General Dynamics Corp.                         1,604      100,751
Pitney Bowes Inc.                              2,511       99,028
Xerox Corp.                                    6,554       98,720
Sears, Roebuck and Co.                         3,021       97,941
Unicom Corp.                                   1,736       97,542
Kroger Co.+                                    4,201       94,785
Avon Products Inc.                             2,312       94,503
Raytheon Co. "B"                               3,322       94,469
Public Service Enterprise Group Inc.           2,111  $    94,335
Union Pacific Corp.                            2,419       94,039
Seagate Technology Inc.+                       1,359       93,771
Colgate-Palmolive Co.                          1,978       93,362
Dover Corp.                                    1,980       92,936
Equity Office Properties Trust                 2,970       92,256
Gillette Co.                                   2,972       91,760
Xcel Energy Inc.                               3,321       91,328
PG&E Corp.                                     3,761       90,969
Nabisco Group Holdings Corp. "A"               3,188       90,858
Clorox Co.                                     2,289       90,559
MBNA Corp.                                     2,351       90,513
Lincoln National Corp.                         1,870       89,994
AXA Financial Inc.                             1,757       89,497
Comerica Inc.                                  1,521       88,883
AON Corp.                                      2,199       86,311
USX-Marathon Group Inc.                        3,034       86,090
Burlington Northern Santa Fe Corp.             3,971       85,625
Tribune Co.                                    1,960       85,505
Weyerhaeuser Co.                               2,113       85,312
Unocal Corp.                                   2,373       84,093
Entergy Corp.                                  2,244       83,589
Masco Corp.                                    4,470       83,254
Delphi Automotive Systems Corp.                5,473       82,779
Air Products & Chemicals Inc.                  2,241       80,676
Thermo Electron Corp.+                         3,073       79,898
Aetna Inc.                                     1,368       79,430
Occidental Petroleum Corp.                     3,590       78,307
Paine Webber Group Inc.                        1,146       78,071
Burlington Resources Inc.                      2,094       77,085
Deere & Co.                                    2,286       76,009
McKesson HBOC Inc.                             2,470       75,489
Level 3 Communications Inc.+                     969       74,734
Electronic Data Systems Corp.                  1,786       74,119
MetLife Inc.+                                  2,816       73,744
Constellation Energy Group Inc.                1,455       72,386
Ralston Purina Co.                             3,055       72,365
Consolidated Edison Inc.                       2,068       70,570
MBIA Inc.                                        992       70,556
Sysco Corp.                                    1,522       70,488
Lowe's Companies Inc.                          1,558       69,915
Franklin Resources Inc.                        1,562       69,400
Baker Hughes Inc.                              1,869       69,387
Jefferson-Pilot Corp.                          1,009       68,486
PPG Industries Inc.                            1,696       67,310
Golden West Financial Corp.                    1,252       67,139

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 151
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Bear Stearns Companies Inc.                    1,050  $    66,150
Cardinal Health Inc.                             744       65,612
Becton Dickinson & Co.                         2,463       65,116
CP&L Energy Inc.                               1,560       65,032
Marriott International Inc.                    1,784       65,005
Apple Computer Inc.+                           2,512       64,684
NTL Inc.+                                      1,384       64,096
May Department Stores Co.                      3,124       64,042
Hughes Electronics Corp.+                      1,719       63,912
New York Times Co. "A"                         1,620       63,686
MGIC Investment Corp.                          1,033       63,142
Northrop Grumman Corp.                           681       61,886
Equity Residential Properties Trust            1,286       61,728
Edison International                           3,182       61,452
Fort James Corp.                               2,004       61,247
Kerr-McGee Corp.                                 921       61,016
Wrigley (William Jr.) Co.                        810       60,649
FirstEnergy Corp.                              2,246       60,502
Starwood Hotels & Resorts Worldwide Inc.       1,912       59,750
Cendant Corp.+                                 5,493       59,736
Newell Rubbermaid Inc.                         2,598       59,267
Summit Bancorp                                 1,716       59,202
Albertson's Inc.                               2,819       59,199
PP&L Resources Inc.                            1,408       58,784
Wellpoint Health Networks Inc.+                  612       58,752
Limited Inc.                                   2,660       58,686
USA Education Inc.                             1,214       58,500
Infinity Broadcasting Corp.+                   1,763       58,179
Praxair Inc.                                   1,539       57,520
Telephone & Data Systems Inc.                    518       57,343
Columbia Energy Group                            791       56,161
Ameren Corp.                                   1,340       56,113
UNUMProvident Corp.                            2,050       55,863
General Mills Inc.                             1,558       55,309
Norfolk Southern Corp.                         3,762       55,019
Textron Inc.                                   1,186       54,704
Dun & Bradstreet Corp.                         1,581       54,446
Federated Department Stores Inc.+              2,066       53,974
Quaker Oats Co.                                  682       53,963
United Parcel Service Inc.                       951       53,613
Loews Corp.                                      641       53,443
Broadwing Inc.+                                2,087       53,349
Archer-Daniels-Midland Co.                     6,165       53,177
DTE Energy Co.                                 1,388       53,091
Delta Air Lines Inc.                           1,191  $    52,851
Cincinnati Financial Corp.                     1,475       52,362
KeySpan Corp.                                  1,301       52,203
SouthTrust Corp.                               1,646       51,746
Amerada Hess Corp.                               770       51,542
Charter One Financial Inc.                     2,090       50,945
Marshall & Ilsley Corp.                        1,013       50,777
Hershey Foods Corp.                              925       50,066
Ingersoll-Rand Co.                             1,477       50,033
NEXTLINK Communications Inc.+                  1,404       49,403
Walgreen Co.                                   1,302       49,395
Regions Financial Corp.                        2,155       48,892
Cinergy Corp.                                  1,455       48,106
Florida Progress Corp.                           903       47,803
AMR Corp.+                                     1,455       47,560
Biomet Inc.                                    1,346       47,110
Mattel Inc.                                    4,184       46,809
CSX Corp.                                      2,133       46,526
Amsouth Bancorp                                3,681       46,012
Rockwell International Corp.                   1,520       45,980
PerkinElmer Inc.                                 440       45,925
Kinder Morgan Inc.                             1,118       45,768
Interpublic Group of Companies Inc.            1,342       45,712
Synovus Financial Corp.                        2,138       45,299
Ambac Financial Group Inc.                       617       45,195
Devon Energy Corp.                               750       45,112
Cadence Design Systems Inc.+                   1,756       45,107
Johnson Controls Inc.                            836       44,465
Union Carbide Corp.                            1,166       44,017
Tosco Corp.                                    1,409       43,943
Union Planters Corp.                           1,320       43,643
SPX Corp.+                                       307       43,575
Eaton Corp.                                      706       43,507
Progressive Corporation                          528       43,230
Zions Bancorp                                    836       42,754
Edwards (A.G.) Inc.                              812       42,478
Pinnacle West Capital Corp.                      832       42,328
Avery Dennison Corp.                             901       41,784
Countrywide Credit Industries Inc.             1,102       41,600
Sempra Energy                                  1,998       41,583
Stilwell Financial Inc.+                         949       41,282
Allegheny Energy Inc.                          1,077       41,128
Fortune Brands Inc.                            1,542       40,863
Gilead Sciences Inc.+                            372       40,804
Campbell Soup Co.                              1,565       40,494
National Commerce Bancorp                      2,028       40,433

--------------------------------------------------------------------------------
  page 152                                                               iShares
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Danaher Corp.                                    812  $    40,397
SunGard Data Systems Inc.+                       922       39,473
TRW Inc.                                         971       39,447
Park Place Entertainment Corp.+                2,597       39,280
Georgia-Pacific Corp.                          1,668       39,198
Old Kent Financial Corp.                       1,341       38,805
AT&T Wireless Group+                           1,844       38,493
GPU Inc.                                       1,186       38,471
Hilton Hotels Corp.                            3,259       37,682
Goodrich (B.F.) Co.                              958       37,542
DPL Inc.                                       1,254       37,306
CenturyTel Inc.                                1,365       37,196
St. Jude Medical Inc.+                           726       37,026
Parker Hannifin Corp.                          1,097       37,024
North Fork Bancorp                             1,694       36,633
ENSCO International Inc.                         949       36,299
Vulcan Materials Co.                             903       36,289
Huntington Bancshares Inc.                     2,464       36,190
Computer Sciences Corp.+                         487       36,160
Knight Ridder Inc.                               705       35,823
Popular Inc.                                   1,322       35,777
M&T Bank Corp.                                    70       35,700
TECO Energy Inc.                               1,228       35,305
Weatherford International Inc.+                  813       34,959
Citizen Communications Co.+                    2,596       34,884
Torchmark Corp.                                1,252       34,821
Legg Mason Inc.                                  599       34,817
Toys R Us Inc.+                                2,137       34,726
Montana Power Co.                              1,032       34,443
CIT Group Inc. (The)                           1,962       34,335
Genzyme General Division+                        503       34,298
SAFECO Corp.                                   1,250       34,063
Sabre Holdings Corp.                           1,168       33,799
Allmerica Financial Corp.                        526       33,631
Cablevision Systems Corp.+                       506       33,554
Kellogg Co.                                    1,383       33,451
TJX Companies Inc.                             1,477       33,233
Ecolab Inc.                                      920       33,178
Spieker Properties Inc.                          572       32,926
Genuine Parts Co.                              1,720       32,788
R.J. Reynolds Tobacco Holdings Inc.            1,010       32,573
Harcourt General Inc.                            546       32,214
Arrow Electronics Inc.+                          945       32,189
Phelps Dodge Corp.                               769       32,106
First Security Corp.                           1,959  $    31,956
Tektronix Inc.                                   416       31,954
Block (H & R) Inc.                               862       31,948
Dana Corp.                                     1,476       31,734
Donaldson, Lufkin & Jenrette Inc.                354       31,661
Harrah's Entertainment Inc.+                   1,150       31,625
Northeast Utilities                            1,451       31,469
Healthsouth Corp.+                             3,848       31,265
Penney (J.C.) Company Inc.                     2,624       30,996
LG&E Energy Corp.                              1,258       30,742
AvalonBay Communities Inc.                       641       30,568
American Standard Companies Inc.+                683       30,351
Apartment Investment & Management Co. "A"        658       30,309
Leggett & Platt Inc.                           1,915       30,281
Intuit Inc.+                                     530       30,210
Mylan Laboratories Inc.                        1,120       30,170
Apache Corp.                                     510       30,154
Price (T. Rowe) Associates                       640       30,040
Mallinckrodt Group Inc.                          658       30,021
NCR Corp.+                                       793       29,985
Watson Pharmaceutical Inc.+                      462       29,972
Duke-Weeks Realty Corp.                        1,233       29,746
TCF Financial Corp.                              790       29,724
Servicemaster Co.                              2,997       29,595
Tricon Global Restaurants Inc.+                  966       29,584
Cooper Industries Inc.                           839       29,575
AutoZone Inc.+                                 1,301       29,516
Internet Capital Group LLC+                    1,689       29,452
Potomac Electric Power Co.                     1,162       29,268
Nike Inc. "B"                                    729       29,206
Crown Castle International Corp.+                939       29,168
Sherwin-Williams Co.                           1,361       29,091
Genentech Inc.+                                  156       28,967
CMS Energy Corp.                               1,075       28,958
DST Systems Inc.+                                246       28,905
NiSource Inc.                                  1,185       28,884
Advanced Micro Devices Inc.+                   1,216       28,728
Kmart Corp.+                                   4,776       28,656
Black & Decker Corp.                             833       28,478
SCANA Corp.                                      921       28,436
Rohm & Haas Co. "A"                              968       28,133
Old Republic International Corp.               1,162       27,961
Eastman Chemical Co.                             748       27,629
Cox Communications Inc. "A"+                     717       27,425
Goodyear Tire & Rubber Co.                     1,521       27,378
Nabisco Holdings Corp.                           504       27,090

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 153
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Cabletron Systems Inc.+                          905  $    26,584
Hancock (John) Financial Services Inc.+          987       26,526
Westvaco Corp.                                   993       26,501
Willamette Industries Inc.                       942       26,376
Sigma-Aldrich Corp.                              794       26,202
American Water Works Inc.                        949       26,157
First Tennessee National Corp.                 1,273       26,017
Ceridian Corp.+                                  923       25,902
Niagara Mohawk Holdings Inc.+                  1,643       25,877
Ocean Energy Inc.+                             1,676       25,873
Whirlpool Corp.                                  664       25,813
Global Marine Inc.+                              832       25,688
ICN Pharmaceuticals Inc.                         772       25,669
ITT Industries Inc.                              791       25,658
Dime Bancorp Inc.                              1,188       25,616
Greenpoint Financial Corp.                       860       25,478
PACCAR Inc.                                      684       25,351
Darden Restaurants Inc.                        1,209       25,162
Conseco Inc.                                   3,298       25,147
Brown-Forman Corp. "B"                           459       25,130
Nucor Corp.                                      833       25,094
Southdown Inc.                                   351       25,009
American Tower Corp.+                            662       24,949
Banknorth Group Inc.                           1,390       24,846
Avnet Inc.                                       872       24,743
Energy East Corp.                              1,082       24,480
Novell Inc.+                                   2,448       24,327
Coca-Cola Enterprises Inc.                     1,515       24,145
Pall Corp.                                     1,208       24,084
Mercantile Bankshares Corp.                      661       23,992
Newmont Mining Corp.                           1,411       23,987
DQE Inc.                                         596       23,914
Maytag Corp.                                     767       23,825
Simon Property Group Inc.                      1,016       23,813
UST Inc.                                       1,034       23,653
Diamond Offshore Drilling Inc.                   572       23,452
Utilicorp United Inc.                            906       23,443
Bowater Inc.                                     504       23,404
Wisconsin Energy Corp.                         1,169       23,307
3Com Corp.+                                    1,213       23,274
Sunoco Inc.                                      860       23,166
MCN Energy Group Inc.                            900       23,062
Ashland Inc.                                     684       23,042
Neuberger Berman Inc.                            373       22,939
Compass Bancshares Inc.                        1,169  $    22,795
Energizer Holdings Inc.+                         927       22,711
Alliant Energy Corp.                             770       22,619
Boston Properties Inc.                           526       22,585
Radian Group Inc.                                334       22,545
Fluor Corp.                                      746       22,380
Coors (Adolph) Company "B"                       354       22,368
Fiserv Inc.+                                     371       22,214
Vornado Realty Trust                             598       22,201
VF Corp.                                         898       22,169
Office Depot Inc.+                             2,835       22,148
Grant Prideco Inc.+                            1,009       22,135
Quantum DLT & Storage Group+                   1,469       22,127
NSTAR                                            548       22,057
Mead Corp.                                       943       22,043
Noble Drilling Corp.+                            438       22,009
Manpower Inc.                                    686       21,909
Commerce Bancshares Inc.                         595       21,903
Donnelley (R.R.) & Sons Co.                      881       21,640
Sovereign Bancorp Inc.                         2,329       21,543
Questar Corp.                                    774       21,527
Host Marriott Corp.                            1,897       21,341
Ultramar Diamond Shamrock Corp.                  840       21,315
Staples Inc.+                                  1,494       21,196
Puget Sound Energy Inc.                          834       21,163
USA Networks Inc.+                               964       21,148
National Fuel Gas Co.                            377       21,136
Safeguard Scientifics Inc.+                    1,053       20,994
Dynegy Inc.                                      368       20,976
Prologis Trust                                   882       20,948
Shaw Industries Inc.                           1,126       20,831
Republic Services Inc. "A"+                    1,580       20,738
Nabors Industries Inc.+                          395       20,698
Equitable Resources Inc.                         326       20,660
Bard (C.R.) Inc.                                 487       20,576
Crescent Real Estate Equities Co.                922       20,572
Public Storage Inc.                              859       20,562
Fox Entertainment Group Inc.+                    772       20,458
Noble Affiliates Inc.                            550       20,419
UAL Corp.                                        485       20,370
Liz Claiborne Inc.                               529       20,366
Hasbro Inc.                                    1,780       20,359
Engelhard Corp.                                1,250       20,312
Sybase Inc.+                                     877       20,171
CarrAmerica Realty Corp.                         657       19,874
First Virginia Banks Inc.                        466       19,863

--------------------------------------------------------------------------------
  page 154                                                               iShares
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Viad Corp.                                       746  $    19,816
McCormick & Co. Inc.                             664       19,754
Comdisco Inc.                                  1,035       19,730
Hillenbrand Industries Inc.                      440       19,690
BJ's Wholesale Club Inc.+                        576       19,656
Visteon Corp.                                  1,296       19,602
Kimco Realty Corp.                               463       19,562
Trigon Healthcare Inc.+                          371       19,501
Covad Communications Group Inc.+               1,455       19,461
Cabot Corp.                                      614       19,456
Hibernia Corp. "A"                             1,588       19,453
PMI Group Inc. (The)                             287       19,444
MGM Grand Inc.                                   509       19,437
GATX Corporation                                 463       19,388
Autoliv Inc.                                     993       19,363
BancWest Corporation                             992       19,282
Super Value Inc.                               1,278       19,250
Jones Apparel Group Inc.+                        726       19,239
Brinker International Inc.+                      637       19,190
Molex Inc.                                       352       19,162
Grainger (W.W.) Inc.                             725       19,077
Flowers Industries Inc.                          971       18,934
Sepracor Inc.+                                   154       18,894
Beckman Coulter Inc.                             244       18,819
Tiffany & Co.                                    488       18,819
Delhaize America Inc. "B"                      1,123       18,810
Stanley Works (The)                              814       18,773
iStar Financial Inc.                             834       18,713
Erie Indemnity Co. "A"                           635       18,653
Valero Energy Corp.                              529       18,614
Diebold Inc.                                     700       18,594
International Flavors & Fragrances Inc.        1,008       18,396
MONY Group Inc.                                  458       18,263
Adelphia Communications Corp. "A"+               662       18,246
FirstMerit Corp.                                 794       18,212
Allied Waste Industries Inc.+                  1,974       18,136
Liberty Property Trust                           658       18,095
Wendy's International Inc.                       901       18,076
UnitedGlobalCom Inc. "A"+                        597       17,910
Navistar International Corp.+                    598       17,903
Archstone Communities Trust                      728       17,882
Bausch & Lomb Inc.                               459       17,872
Associated Bancorp                               680       17,850
EOG Resources Inc.                               459       17,844
PeopleSoft Inc.+                                 637  $    17,796
Old National Bancorp                             588       17,787
Martin Marietta Materials Inc.                   459       17,571
Temple-Inland Inc.                               463       17,536
Unisys Corp.+                                  1,556       17,505
Sonoco Products Co.                              969       17,503
Belo (A.H.) Corp.                                949       17,497
WebMD Corp.+                                   1,143       17,431
IPALCO Enterprises Inc.                          747       17,088
R&B Falcon Corporation+                          613       17,087
Rouse Co.                                        683       17,032
Tech Data Corp.+                                 396       16,929
Mandalay Resort Group Inc.+                      658       16,861
Eastern Enterprises                              264       16,846
Harris Corp.                                     590       16,778
At Home Corp. "A"+                             1,185       16,738
AMB Property Corp.                               679       16,678
National-Oilwell Inc.+                           532       16,625
Wilmington Trust Corp.                           310       16,624
NICOR Inc.                                       458       16,574
Pepsi Bottling Group Inc.                        548       16,474
Post Properties Inc.                             377       16,423
Washington Post Company (The) "B"                 31       16,364
Adaptec Inc.+                                    816       16,320
Whitman Corp.                                  1,410       16,303
General Growth Properties Inc.                   506       16,287
Circuit City Stores Inc.                         707       16,261
FMC Corp.+                                       242       16,229
Hercules Inc.                                  1,148       16,216
Valley National Bancorp                          593       16,196
Transatlantic Holdings Inc.                      175       16,188
Dow Jones & Co. Inc.                             267       16,153
Continental Airlines Inc. "B"+                   355       16,130
Solectron Corp.+                                 348       16,052
Dentsply International Inc.                      454       15,862
True North Communications Inc.                   442       15,802
Nordstrom Inc.                                 1,012       15,749
Protective Life Corp.                            524       15,655
Capital One Financial Corp.                      223       15,624
Outback Steakhouse Inc.+                         574       15,570
Primedia Inc.+                                   945       15,474
Bemis Co.                                        481       15,452
IBP Inc.                                         839       15,364
City National Corp.                              395       15,257
Pride International Inc.+                        572       15,158
Tidewater Inc.                                   333       15,152

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 155
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Golden State Bancorp Inc.                        639  $    15,096
Centura Banks Inc.                               392       15,019
Saks Inc.+                                     1,514       14,951
Chiron Corp.+                                    331       14,895
Brunswick Corp.                                  811       14,801
Hubbell Inc. "B"                                 589       14,762
AES Corp.+                                       215       14,727
Quest Diagnostics Inc.+                          128       14,688
Reynolds & Reynolds Co. "A"                      728       14,469
Murphy Oil Corp.                                 222       14,388
Deluxe Corp.                                     704       14,300
Smurfit-Stone Container Corp.+                 1,180       14,160
Unitrin Inc.                                     444       14,069
IMC Global Inc.                                  969       14,050
Scripps (E.W.) Company                           260       14,040
Boise Cascade Corp.                              528       14,025
Litton Industries Inc.+                          312       13,943
Helmerich & Payne Inc.                           376       13,583
Allegheny Technologies Inc.                      745       13,503
Owens-Illinois Inc.+                           1,458       13,486
Crown Cork & Seal Co. Inc.                     1,257       13,434
Charter Communications Inc.+                     818       13,305
Pacific Century Financial Corp.                  773       13,238
Winn-Dixie Stores Inc.                           918       13,196
AutoNation Inc.+                               2,199       13,194
Rite Aid Corp.                                 3,239       12,956
Tootsie Roll Industries Inc.                     330       12,953
Georgia-Pacific (Timber Group)                   481       12,927
UnionBanCal Corporation                          554       12,915
Mack-Cali Realty Corp.                           458       12,910
Hormel Foods Corp.                               766       12,783
Westwood One Inc.+                               592       12,691
L-3 Communications Holdings Inc.+                224       12,656
Homestake Mining Company                       2,424       12,575
Florida East Coast Industries Inc.               306       12,546
Chris-Craft Industries Inc.+                     152       12,521
Pentair Inc.                                     466       12,465
Varco International Inc.+                        592       12,321
Steelcase Inc.                                   726       12,161
Tyson Foods Inc. "A"                           1,215       12,150
Affiliated Computer Services Inc.+               243       12,120
US Airways Group Inc.+                           396       12,053
USX-U.S. Steel Group Inc.                        791       12,013
Compuware Corp.+                               1,423       11,918
Critical Path Inc.+                              196  $    11,907
Metromedia Fiber Network Inc.+                   488       11,865
Quintiles Transnational Corp.+                   744       11,858
Health Management Associates Inc. "A"+           569       11,842
Ross Stores Inc.                                 817       11,744
Crane Co.                                        510       11,666
Vishay Intertechnology Inc.+                     377       11,593
USG Corp.                                        459       11,504
Universal Health Services Inc. "B"+              134       11,474
Informix Corp.+                                2,754       11,360
Smith International Inc.+                        136       11,093
MarchFirst Inc.+                                 707       11,091
SCI Systems Inc.+                                267       10,947
Spectrasite Holdings Inc.+                       589       10,933
Plum Creek Timber Co. Inc.                       486       10,844
Harte-Hanks Inc.                                 396       10,791
Synopsys Inc.+                                   283       10,719
PE Corp. (Celera Genomics Group)+                106       10,560
Nextel Partners Inc. "A"+                        351       10,223
Autodesk Inc.                                    402       10,201
CNA Financial Corp.+                             265       10,136
Heller Financial Inc.                            354       10,111
Boston Scientific Corp.+                         614       10,093
Thomas & Betts Corp.                             569        9,922
Rowan Companies Inc.+                            330        9,570
E*trade Group Inc.+                              574        9,435
Pegasus Communications Corp.+                    194        9,373
Pinnacle Holdings Inc.+                          348        9,265
Lamar Advertising Co.+                           240        9,090
Hudson City Bancorp Inc.                         528        8,976
Lyondell Chemical Co.                            751        8,871
RCN Corp.+                                       421        8,736
Nationwide Financial Services Inc.               226        8,447
Cooper Cameron Corp.+                            110        8,106
Andrew Corp.+                                    308        8,066
Cypress Semiconductor Corp.+                     194        8,063
Consolidated Stores Corp.+                       588        7,938
St. Joe Company (The)                            286        7,937
Entercom Communications Corp.+                   265        7,933
Galileo International Inc.                       510        7,905
Celgene Corp.+                                   128        7,616
Keebler Foods Co.                                180        7,560
Ingram Micro Inc. "A"+                           548        7,535
Six Flags Inc.+                                  481        7,456
Global Industries Ltd.+                          591        7,387
Sybron International Corp.+                      305        7,320

--------------------------------------------------------------------------------
  page 156                                                               iShares
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Family Dollar Stores Inc.                        376  $     7,238
American Financial Group Inc.                    312        7,235
Weis Markets Inc.                                179        7,104
NRG Energy Inc.+                                 194        7,081
Network Associates Inc.+                         312        7,059
Calpine Corp.+                                    67        6,993
International Speedway Corp. "A"                 178        6,942
BHC Communications Inc. "A"                       44        6,925
NorthPoint Communications Group Inc.+            775        6,878
Electronic Arts Inc.+                            138        6,814
Reinsurance Group of America Inc.                198        6,782
Omnicom Group Inc.                                92        6,710
Express Scripts Inc. "A"+                         92        6,647
Dallas Semiconductor Corp.                       199        6,542
International Rectifier Corp.+                   129        6,523
Iron Mountain Inc.+                              176        6,512
Parametric Technology Corp.+                     586        6,409
Hertz Corp.                                      197        6,255
Marine Drilling Co. Inc.+                        219        6,255
Getty Images Inc.+                               195        5,935
ALZA Corp.+                                       68        5,882
Lafarge Corp.                                    268        5,829
Talbots Inc. (The)                                86        5,698
RSA Security Inc.+                               129        5,563
PanAmSat Corp.+                                  172        5,493
PacifiCare Health Systems Inc. "A"+              157        5,466
Starbucks Corp.+                                 136        5,449
CNET Networks Inc.+                              221        5,383
21st Century Insurance Group                     310        5,251
Electronics For Imaging Inc.+                    202        5,100
Hearst-Argyle Television Inc.+                   255        5,100
CH Robinson Worldwide Inc.                        88        4,960
Radio One Inc.+                                  595        4,946
Emmis Communications Corp.+                      197        4,876
AVX Corp.                                        178        4,639
Conexant Systems Inc.+                           109        4,564
United States Cellular Corp.+                     64        4,480
TD Waterhouse Group Inc.+                        240        4,470
Hanover Compressor Co.+                          134        4,414
Northwest Airlines Corp. "A"+                    177        4,348
Johns Manville Corp.                             366        4,140
BJ Services Co.+                                  67        4,095
7-Eleven Inc.+                                   301        3,838
Sealed Air Corp.+                                 84        3,801
KLA-Tencor Corp.+                                 92  $     3,789
Readers Digest Association Inc. (The) "A"        106        3,743
Bisys Group Inc.+                                 47        3,634
Metro-Goldwyn-Mayer Inc.+                        150        3,600
Keane Inc.+                                      199        3,463
McLeodUSA Inc. "A"+                              240        3,435
S1 Corp.+                                        287        3,426
Dollar General Corp.                             196        3,283
EarthLink Inc.+                                  359        3,276
ChoicePoint Inc.+                                 70        3,211
Advanced Fibre Communications Inc.+               84        3,181
Newfield Exploration Co.+                         68        3,175
Williams-Sonoma Inc.+                             90        3,128
Expeditors International Washington Inc.          69        3,109
Cephalon Inc.+                                    64        3,104
Quanta Services Inc.+                            111        3,053
CMGI Inc.+                                       106        2,961
KEMET Corp.+                                     106        2,928
TeleCorp PCS Inc.+                               150        2,850
MSC Industrial Direct Co. Inc. "A"+              177        2,699
Liberate Technologies Inc.+                       92        2,662
Dycom Industries Inc.+                            62        2,581
CacheFlow Inc.+                                   18        2,574
Wesco Financial Corp.                             10        2,510
ANC Rental Corp.+                                433        2,490
Lattice Semiconductor Corp.+                      46        2,472
Blockbuster Inc.                                 270        2,379
Webvan Group Inc.+                             1,017        2,352
UTStarcom Inc.+                                  109        2,282
Ticketmaster Online-CitySearch Inc. "B"+         133        2,253
Red Hat Inc.+                                    129        2,201
Gentex Corp.+                                     87        2,175
Homestore.com Inc.+                               46        2,150
Commscope Inc.+                                   85        2,082
American Power Conversion Corp.+                 108        2,072
Knight Trading Group Inc.+                        57        2,052
Patterson Dental Co.+                             90        2,025
ADTRAN Inc.+                                      46        1,957
Kansas City Southern Industries Inc.             225        1,955
Hispanic Broadcasting Corp.+                      70        1,951
Dobson Communications Corp. "A"+                 130        1,909
SanDisk Corp.+                                    28        1,869
Aspect Communications Corp.+                      87        1,794
Infonet Services Corp. "B"+                      169        1,785
Estee Lauder Companies Inc. "A"                   47        1,721
Virata Corp.+                                     26        1,719

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 157
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2000 (Unaudited)

                                           Shares or
Security                                   Principal        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Ditech Communications Corp.+                      41  $     1,681
American Management Systems Inc.+                 92        1,581
International Game Technology Inc.+               47        1,580
Miller (Herman) Inc.                              48        1,539
Valassis Communications Inc.+                     69        1,535
Acxiom Corp.+                                     47        1,492
NOVA Corporation+                                 84        1,439
Williams Communications Group Inc.+               70        1,400
Tritel Inc.+                                      87        1,245
Pixar Inc.+                                       38        1,221
FreeMarkets Inc.+                                 18        1,028
GO.com (Walt Disney)+                             66          701
Convergys Corp.+                                  14          544
Cox Radio Inc. "A"+                               22          384
-----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $61,893,666)                                    63,699,003
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.68%
-----------------------------------------------------------------
Freddie Mac Discount Note
  6.46%, 10/24/00++                       $   59,636       59,636
Goldman Sachs Financial Square Prime
  Obligation Fund++                          100,675      100,675
Providian Temp Cash Money Market Fund++       73,254       73,254
Short Term Investment Company Liquid
  Assets Portfolio++                         199,785      199,785
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $433,350)                                          433,350
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
-----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 09/29/00,
  due 10/02/00, with a maturity value
  of $26,902 and an effective yield of
  6.25%.                                      26,888       26,888
-----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $26,888)                                            26,888
-----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 100.59%
(Cost: $62,353,904)                                    64,159,241
-----------------------------------------------------------------
Other Assets, Less Liabilities - (0.59%)                 (378,223)
-----------------------------------------------------------------

NET ASSETS - 100.00%                                  $63,781,018
=================================================================

  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 158                                                               iShares

Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                                                          iShares Russell
                                                                     ----------------------------------------------------------
                                                                         3000        3000 Growth    3000 Value        2000
                                                                      Index Fund     Index Fund     Index Fund     Index Fund
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                  $ 65,071,010   $ 16,772,364   $ 17,413,571   $218,656,302
                                                                     ----------------------------------------------------------
Investments in securities, at market value (Note 1)                  $ 64,871,126   $ 16,276,692   $ 18,393,320   $246,304,959
Receivables:
   Investment securities sold                                               2,840              -          2,690        309,753
   Dividends and interest                                                  38,809          5,851         27,308        289,672
                                                                     ----------------------------------------------------------
Total Assets                                                           64,912,775     16,282,543     18,423,318    246,904,384
                                                                     ----------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                                          1,192              -         17,017        410,304
   Collateral for securities on loan (Note 5)                             910,845              -              -     12,699,777
   Advisory fees (Note 2)                                                  11,418          7,005          7,473         77,119
                                                                     ----------------------------------------------------------
Total Liabilities                                                         923,455          7,005         24,490     13,187,200
                                                                     ----------------------------------------------------------

NET ASSETS                                                           $ 63,989,320   $ 16,275,538   $ 18,398,828   $233,717,184
                                                                     ==========================================================

Net assets consist of:
   Paid-in capital                                                   $ 64,138,008   $ 16,765,104   $ 17,392,136   $206,275,533
   Undistributed net investment income                                     17,908          1,956          7,947        133,308
   Undistributed net realized gain (loss)                                  33,288          4,150         18,996       (340,314)
   Net unrealized appreciation (depreciation)                            (199,884)      (495,672)       979,749     27,648,657
                                                                     ----------------------------------------------------------
NET ASSETS                                                           $ 63,989,320   $ 16,275,538   $ 18,398,828   $233,717,184
                                                                     ==========================================================

iShares outstanding                                                       800,000        250,000        250,000      2,250,000
                                                                     ==========================================================

Net asset value per iShare                                           $      79.99   $      65.10   $      73.60   $     103.87
                                                                     ==========================================================
-------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                            page 159

September 30, 2000 (Unaudited)

                                                                                     iShares Russell
                                                        -------------------------------------------------------------------------
                                                         2000 Growth    2000 Value        1000        1000 Growth    1000 Value
                                                         Index Fund     Index Fund     Index Fund     Index Fund     Index Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                     $ 44,827,647   $ 36,726,203   $259,293,092   $ 62,691,191   $ 62,353,904
                                                        -------------------------------------------------------------------------
Investments in securities, at market value (Note 1)     $ 46,173,032   $ 38,364,735   $269,695,251   $ 63,156,576   $ 64,159,241
Receivables:
   Investment securities sold                                  1,870         44,947              -              -              -
   Dividends and interest                                      7,705         82,495        242,718         20,480         67,177
   iShares sold                                               35,787              -              -              -              -
                                                        -------------------------------------------------------------------------
Total Assets                                              46,218,394     38,492,177    269,937,969     63,177,056     64,226,418
                                                        -------------------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                            71,892        126,855              -              -              -
   Collateral for securities on loan (Note 5)              1,794,077        683,750      7,059,162      1,507,246        433,350
   Advisory fees (Note 2)                                     11,709         15,467         66,142         14,664         12,050
                                                        -------------------------------------------------------------------------
Total Liabilities                                          1,877,678        826,072      7,125,304      1,521,910        445,400
                                                        -------------------------------------------------------------------------
NET ASSETS                                              $ 44,340,716   $ 37,666,105   $262,812,665   $ 61,655,146   $ 63,781,018
                                                        =========================================================================

Net assets consist of:
   Paid-in capital                                      $ 42,896,643   $ 35,933,824   $250,947,429   $ 61,083,337   $ 62,003,955
   Undistributed net investment income                         1,516         42,625         73,682          9,296         24,125
   Undistributed net realized gain (loss)                     97,172         51,124      1,389,395         97,128        (52,399)
   Net unrealized appreciation                             1,345,385      1,638,532     10,402,159        465,385      1,805,337
                                                        -------------------------------------------------------------------------
NET ASSETS                                              $ 44,340,716   $ 37,666,105   $262,812,665   $ 61,655,146   $ 63,781,018
                                                        =========================================================================

iShares outstanding                                          550,000        350,000      3,400,000        750,000      1,100,000
                                                        =========================================================================

Net asset value per iShare                              $      80.62   $     107.62   $      77.30   $      82.21   $      57.98
                                                        =========================================================================
---------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
  page 160                                                               iShares

Statements of Operations
For the period ended September 30, 2000 (Unaudited)

                                                                      iShares Russell
                                          ------------------------------------------------------------------------
                                               3000           3000 Growth          3000 Value           2000
                                            Index Fund*       Index Fund**        Index Fund**       Index Fund*
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                 $ 102,748         $  11,280           $   66,443        $ 1,187,786
   Interest+                                       680               120                  172             37,680
                                          ------------------------------------------------------------------------
Total investment income                        103,428            11,400               66,615          1,225,466
                                          ------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                17,097             7,486                7,973            156,850
                                          ------------------------------------------------------------------------
Total expenses                                  17,097             7,486                7,973            156,850
                                          ------------------------------------------------------------------------
Net investment income                           86,331             3,914               58,642          1,068,616
                                          ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                                33,288             4,150               18,996           (340,314)
   Net change in unrealized appreciation
     (depreciation) on investments            (199,884)         (495,672)             979,749         27,648,657
                                          ------------------------------------------------------------------------
Net realized and unrealized gain (loss)       (166,596)         (491,522)             998,745         27,308,343
                                          ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $ (80,265)        $(487,608)          $1,057,387        $28,376,959
                                          ========================================================================
------------------------------------------------------------------------------------------------------------------
+Includes securities lending income of:      $     155         $       -           $        -        $    35,350
------------------------------------------------------------------------------------------------------------------

  * For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                            page 161

For the period ended September 30, 2000 (Unaudited)

                                                             iShares Russell
                                -------------------------------------------------------------------------
                                 2000 Growth    2000 Value        1000        1000 Growth    1000 Value
                                Index Fund***  Index Fund***   Index Fund*   Index Fund**   Index Fund**
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                    $     14,660   $    197,691   $  1,062,629   $     62,968   $    218,060
   Interest+                           2,675          1,311         11,031          1,560            938
                                -------------------------------------------------------------------------
Total investment income               17,335        199,002      1,073,660         64,528        218,998
                                -------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                      12,272         16,210        144,398         28,537         22,271
                                -------------------------------------------------------------------------
Total expenses                        12,272         16,210        144,398         28,537         22,271
                                -------------------------------------------------------------------------
Net investment income                  5,063        182,792        929,262         35,991        196,727
                                -------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS)
   Net realized gain (loss)
     from investments                 97,172         51,124      1,389,395         97,128        (52,399)
   Net change in unrealized
     appreciation on
     investments                   1,345,385      1,638,532     10,402,159        465,385      1,805,337
                                -------------------------------------------------------------------------
Net realized and unrealized
  gain                             1,442,557      1,689,656     11,791,554        562,513      1,752,938
                                -------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS     $  1,447,620   $  1,872,448   $ 12,720,816   $    598,504   $  1,949,665
                                =========================================================================
---------------------------------------------------------------------------------------------------------
+Includes securities lending
  income of:                    $      2,158   $        650   $      3,235   $        438   $         87
---------------------------------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
 *** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 162                                                               iShares

Statements of Changes in Net Assets
For the period ended September 30, 2000 (Unaudited)

                                                               iShares Russell
                                          ----------------------------------------------------------
                                              3000        3000 Growth    3000 Value        2000
                                           Index Fund*   Index Fund**   Index Fund**    Index Fund*
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                  $     86,331   $      3,914   $     58,642   $  1,068,616
   Net realized gain (loss)                     33,288          4,150         18,996       (340,314)
   Net change in unrealized appreciation
     (depreciation)                           (199,884)      (495,672)       979,749     27,648,657
                                          ----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (80,265)      (487,608)     1,057,387     28,376,959
                                          ----------------------------------------------------------

Distributions to iShareholders:
   From net investment income                  (68,423)        (1,958)       (50,695)      (935,308)
                                          ----------------------------------------------------------
Total distributions to iShareholders           (68,423)        (1,958)       (50,695)      (935,308)
                                          ----------------------------------------------------------

iShares Transactions:
   iShares sold                             64,138,008     16,765,104     17,392,136    206,275,533
                                          ----------------------------------------------------------
Net increase in net assets from iShares
  transactions                              64,138,008     16,765,104     17,392,136    206,275,533
                                          ----------------------------------------------------------
Increase in net assets                      63,989,320     16,275,538     18,398,828    233,717,184

NET ASSETS:
Beginning of period                                  -              -              -              -
                                          ----------------------------------------------------------
End of period                             $ 63,989,320   $ 16,275,538   $ 18,398,828   $233,717,184
                                          ==========================================================

Undistributed net investment income
  included in net assets at
  end of period                           $     17,908   $      1,956   $      7,947   $    133,308
                                          ==========================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                800,000        250,000        250,000      2,250,000
                                          ----------------------------------------------------------
Net increase in iShares outstanding            800,000        250,000        250,000      2,250,000
                                          ==========================================================

--------------------------------------------------------------------------------
  * For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.


--------------------------------------------------------------------------------
iShares Financial Statements                                           page 163

For the period ended September 30, 2000 (Unaudited)

                                                                       iShares Russell
                                          -------------------------------------------------------------------------
                                           2000 Growth    2000 Value        1000        1000 Growth    1000 Value
                                          Index Fund***  Index Fund***   Index Fund*   Index Fund**   Index Fund**
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                  $      5,063   $    182,792   $    929,262   $     35,991   $    196,727
   Net realized gain (loss)                     97,172         51,124      1,389,395         97,128        (52,399)
   Net change in unrealized appreciation     1,345,385      1,638,532     10,402,159        465,385      1,805,337
                                          -------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                            1,447,620      1,872,448     12,720,816        598,504      1,949,665
                                          -------------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                   (3,547)      (140,167)      (855,580)       (26,695)      (172,602)
                                          -------------------------------------------------------------------------
Total distributions to iShareholders            (3,547)      (140,167)      (855,580)       (26,695)      (172,602)
                                          -------------------------------------------------------------------------

iShares Transactions:
   iShares sold                             42,896,643     35,933,824    274,084,837     61,083,337     70,347,124
   iShares redeemed                                  -              -    (23,137,408)             -     (8,343,169)
                                          -------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                              42,896,643     35,933,824    250,947,429     61,083,337     62,003,955
                                          -------------------------------------------------------------------------
Increase in net assets                      44,340,716     37,666,105    262,812,665     61,655,146     63,781,018

NET ASSETS:
Beginning of period                                  -              -              -              -              -
                                          -------------------------------------------------------------------------
End of period                             $ 44,340,716   $ 37,666,105   $262,812,665   $ 61,655,146   $ 63,781,018
                                          =========================================================================

Undistributed net investment income
  included in net assets at end of
  period                                  $      1,516   $     42,625   $     73,682   $      9,296   $     24,125
                                          =========================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                550,000        350,000      3,700,000        750,000      1,250,000
   iShares redeemed                                  -              -       (300,000)             -       (150,000)
                                          -------------------------------------------------------------------------
Net increase in iShares outstanding            550,000        350,000      3,400,000        750,000      1,100,000
                                          =========================================================================

-------------------------------------------------------------------------------
  * For the period from May 15, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
 *** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.

See notes to financial statements.


--------------------------------------------------------------------------------
  page 164                                                               iShares

Financial Highlights
(For a share outstanding throughout each period)
For the period ended September 30, 2000 (Unaudited)


                                                                               iShares Russell
                                            ----------------------------------------------------------------------------------
                                                 3000              3000 Growth              3000 Value              2000
                                              Index Fund*          Index Fund**            Index Fund**          Index Fund*
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 76.23              $ 68.63                 $ 69.91              $  94.33
                                            ----------------------------------------------------------------------------------
Income from Investment Operations:
   Net investment income                           0.23                 0.02                    0.23                  0.48
   Net realized and unrealized gain
     (loss)                                        3.74                (3.54)                   3.66                  9.48
                                            ----------------------------------------------------------------------------------
Total from investment operations                   3.97                (3.52)                   3.89                  9.96
                                            ----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                          (0.21)               (0.01)                  (0.20)                (0.42)
                                            ----------------------------------------------------------------------------------
Total distributions                               (0.21)               (0.01)                  (0.20)                (0.42)
                                            ----------------------------------------------------------------------------------
Net Asset Value, end of period                  $ 79.99              $ 65.10                 $ 73.60              $ 103.87
                                            ==================================================================================

Total return (not annualized)                      5.20%               (5.13)%                  5.58%                10.55%
                                            ==================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)             $63,989              $16,276                 $18,399              $233,717
   Ratio of expenses to average net
     assets+                                       0.20%                0.25%                   0.25%                 0.20%
   Ratio of net investment income to
     average net assets+                           0.99%                0.13%                   1.81%                 1.35%
   Portfolio turnover rate++                          3%                   1%                      1%                   51%

--------------------------------------------------------------------------------
  * For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.


--------------------------------------------------------------------------------
iShares Financial Highlights                                            page 165

(For a share outstanding throughout each period)
For the period ended september 30, 2000 (Unaudited)

                                                                     iShares Russell
                                          ----------------------------------------------------------------------
                                           2000 Growth    2000 Value        1000      1000 Growth    1000 Value
                                          Index Fund***  Index Fund***  Index Fund*   Index Fund**  Index Fund**
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     81.36    $    103.35   $     76.78   $     79.30   $     56.10
                                          ----------------------------------------------------------------------
Income from investment operations:
   Net investment income                          0.01           0.52          0.27          0.07          0.28
   Net realized and unrealized gain
     (loss)                                      (0.74)          4.15          0.50          2.90          1.86
                                          ----------------------------------------------------------------------
Total from investment operations                 (0.73)          4.67          0.77          2.97          2.14
                                          ----------------------------------------------------------------------
Less distributions from:
   Net investment income                         (0.01)         (0.40)        (0.25)        (0.06)        (0.26)
                                          ----------------------------------------------------------------------
Total distributions                              (0.01)         (0.40)        (0.25)        (0.06)        (0.26)
                                          ----------------------------------------------------------------------
Net asset value, end of period             $     80.62    $    107.62   $     77.30   $     82.21   $     57.98
                                          ======================================================================

Total return (not annualized)                    (0.90)%         4.52%         0.99%         3.74%         3.82%
                                          ======================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)        $    44,341    $    37,666   $   262,813   $    61,655   $    63,781
   Ratio of expenses to average net
     assets+                                      0.25%          0.25%         0.15%         0.20%         0.20%
   Ratio of net investment income to
     average net assets+                          0.10%          2.77%         0.96%         0.25%         1.74%
   Portfolio turnover rate++                         3%             3%            6%           18%           16%

--------------------------------------------------------------------------------
  * For the period from May 15, 2000 (commencement of operations) to September 30, 2000.
 ** For the period from May 22, 2000 (commencement of operations) to September 30, 2000.
 *** For the period from July 24, 2000 (commencement of operations) to September 30, 2000.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.



--------------------------------------------------------------------------------
  page 166                                                              iShares
iShares Trust
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The iShares Trust (the "Trust") currently consists of 37 investment portfolios or funds. Each fund in the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to a Declaration of Trust dated December 16, 1999.

    The Trust currently offers the following funds:

iShares S&P Series                 iShares Dow Jones Series           iShares Russell Series
------------------                 ------------------------           ----------------------
 .  iShares S&P 500 Index Fund      .  iShares DOW JONES U.S. TOTAL    .  iShares Russell 3000 Index
 .  iShares S&P 500/BARRA Growth       Market Index Fund                  Fund
   Index Fund                      .  iShares Dow Jones U.S. Basic    .  iShares Russell 3000 Growth
 .  iShares S&P 500/BARRA Value        Materials Sector Index Fund        Index Fund
   Index Fund                      .  iShares Dow Jones U.S.          .  iShares Russell 3000 Value
 .  iShares S&P Midcap 400 Index       Consumer Cyclical Sector Index     Index Fund
   Fund                               Fund                            .  iShares Russell 2000 Index
 .  iShares S&P Midcap 400/BARRA    .  iShares Dow Jones U.s.             Fund
   Growth Index Fund                  Consumer Non-cyclical Sector    .  iShares Russell 2000 Growth
 .  iShares S&P Midcap 400/BARRA       Index Fund                         Index Fund
   Value Index Fund                .  iShares Dow Jones U.S. Energy   .  iShares Russell 2000 Value
 .  iShares S&P Smallcap 600 Index     Sector Index Fund                  Index Fund
   Fund                            .  iShares Dow Jones U.S.          .  iShares Russell 1000 Index
 .  iShares S&P Smallcap 600/BARRA     Financial Sector Index Fund        Fund
   Growth Index Fund               .  iShares Dow Jones U.S.          .  iShares Russell 1000 Growth
 .  iShares S&P Smallcap 600/BARRA     Healthcare Sector Index Fund       Index Fund
   Value Index Fund                .  iShares Dow Jones U.S.          .  iShares Russell 1000 Value
 .  iShares S&P 100 Index Fund*        Industrial Sector Index Fund       Index Fund
 .  iShares S&P GLOBAL 100 INDEX    .  iShares DOW JONES U.S.
   Fund**                             Technology Sector Index Fund
 .  iShares S&P Europe 350 Index    .  iShares Dow Jones U.S.
   Fund                               Telecommunications Sector Index.
 .  iShares S&P/TSE 60 Index Fund      Fund
                                   .  iShares Dow Jones U.S.
                                      Utilities Sector Index Fund
                                   .  iShares Dow Jones U.S.
                                      Chemicals Index Fund
                                   .  iShares Dow Jones U.S.
                                      Financial Services Index Fund
                                   .  iShares Dow Jones U.S.
                                      Internet Index Fund
                                   .  iShares Dow Jones U.S. REAL
                                      Estate Index Fund

 * Public offering date on or about October 27, 2000.
** Public offering date on or about December 1, 2000.

    These financial statements relate to the iShares Russell Series of investment portfolios (each a "Fund", collectively the "Funds").

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
iShares Notes to Financials                                             page 167
iShares Trust
Notes to the Financial Statements (Unaudited) (Continued)

    SECURITY VALUATION

    Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at September 30, 2000.

    FUTURES CONTRACTS

    The Funds may purchase stock index futures contracts to simulate full investment in the respective underlying index, to facilitate trading or to reduce transaction costs. A futures contract is an agreement between two parties to buy and sell a specified amount of a specific instrument or index at a specified future time and at a specific price. Each Fund will only enter into futures contracts that are traded on a U.S. or foreign exchange. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash or cash equivalents equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the index underlying the futures contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. The primary risks associated with the use of futures contracts are that the changes in the value of the contracts may not correlate perfectly with changes in the market value of stocks held in the Fund, and the possibility of an illiquid market.

    As of September 30, 2000, there were no open long futures contracts outstanding.

--------------------------------------------------------------------------------
page 168                                                                 iShares
iShares Trust
Notes to the Financial Statements (Unaudited) (Continued)

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements entered into on September 30, 2000 by the Funds were fully collateralized by U.S. Government obligations with a rate of 8.13%, a maturity date of 08/15/21 and an aggregate market value of $628,536.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses.

    For its investment management services to each Fund, BGFA is entitled to a management fee based on the average daily net assets of each Fund as follows:

    ------------------------------------------
                                    Management
    iShares Russell Index Fund             Fee
    ------------------------------------------
    Russell 3000                          0.20%
    Russell 3000 Growth                   0.25
    Russell 3000 Value                    0.25
    Russell 2000                          0.20
    Russell 2000 Growth                   0.25
    Russell 2000 Value                    0.25
    Russell 1000                          0.15
    Russell 1000 Growth                   0.20
    Russell 1000 Value                    0.20
    ------------------------------------------

    Investors Bank & Trust Company ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. As compensation for its services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as the Distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Certain of the officers of the Trust are also employees of IBT, the Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds.

--------------------------------------------------------------------------------
iShares Notes to Financials                                             page 169
iShares Trust

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended September 30, 2000, were as follows:

    ------------------------------------------------------
    iShares Russell Index Fund     Purchases         Sales
    ------------------------------------------------------
    Russell 3000                $    880,229  $    877,169
    Russell 3000 Growth              148,372       135,384
    Russell 3000 Value               174,630       155,358
    Russell 2000                 117,946,747   117,767,593
    Russell 2000 Growth            1,125,520     1,063,858
    Russell 2000 Value             1,086,962       954,618
    Russell 1000                  16,998,821    16,812,472
    Russell 1000 Growth            8,035,299     8,062,383
    Russell 1000 Value             6,026,264     6,121,031
    ------------------------------------------------------


    In-kind transactions for the period ended September 30, 2000, were as follows:

    ------------------------------------------------------
                                     In-kind       In-kind
    iShares Russell Index Fund     Purchases         Sales
    ------------------------------------------------------
    Russell 3000                $ 64,098,097  $          -
    Russell 3000 Growth           16,744,577             -
    Russell 3000 Value            17,364,345             -
    Russell 2000                 205,901,735             -
    Russell 2000 Growth           42,830,000             -
    Russell 2000 Value            35,776,072             -
    Russell 1000                 273,609,860    23,068,170
    Russell 1000 Growth           61,077,287             -
    Russell 1000 Value            70,348,627     8,307,795
    ------------------------------------------------------

    At September 30, 2000, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

    ------------------------------------------------------------------------------------
                                                                          Net Unrealized
                                         Tax    Unrealized    Unrealized    Appreciation
    iShares Russell Index Fund          Cost  Appreciation  Depreciation  (Depreciation)
    ------------------------------------------------------------------------------------
    Russell 3000                $ 65,071,010  $  3,202,763  $ (3,402,647)  $  (199,884)
    Russell 3000 Growth           16,772,364     1,300,645    (1,796,317)     (495,672)
    Russell 3000 Value            17,413,571     1,633,545      (653,796)      979,749
    Russell 2000                 218,656,302    37,777,795   (10,129,138)   27,648,657
    Russell 2000 Growth           44,827,647     4,290,583    (2,945,198)    1,345,385
    Russell 2000 Value            36,726,203     3,594,110    (1,955,578)    1,638,532
    Russell 1000                 259,293,092    30,204,077   (19,801,918)   10,402,159
    Russell 1000 Growth           62,691,191     4,902,406    (4,437,021)      465,385
    Russell 1000 Value            62,353,904     3,765,835    (1,960,498)    1,805,337
    ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  page 170                                                               iShares
iShares Trust
Notes to the Financial Statements (Unaudited) (Continued)

4.  iSHARES TRANSACTIONS

    At September 30, 2000, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in large blocks of 50,000 iShares ("Creation Unit") or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable.

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The market value of the securities on loan at September 30, 2000 and the value of the related collateral were as follows:

    ----------------------------------------------------
                                  Value of     Value of
    iShares Russell Index Fund   Securities  Collateral
    ----------------------------------------------------
    Russell 3000                $   880,441  $   910,845
    Russell 2000                 12,065,786   12,699,777
    Russell 2000 Growth           1,700,482    1,794,077
    Russell 2000 Value              639,724      683,750
    Russell 1000                  6,844,438    7,059,162
    Russell 1000 Growth           1,464,875    1,507,246
    Russell 1000 Value              416,650      433,350
    ----------------------------------------------------


--------------------------------------------------------------------------------
iShares Notes to Financials                                             page 171

i Shares                           45 Fremont Street               www.ishares.com                            1-800-iSHARES
  -------------------------
  BARCLAYS GLOBAL INVESTORS        San Francisco, CA                                                          1-800-474-2737

                                   94105








iShares are distributed by SEI
Investments Distribution Co.
Barclays Global Fund Advisors
serves as an adviser to iShares
and is a subsidiary of Barclays
Global Investors, N.A., neither                                                                               F-006-01
of which is affiliated with SEI.                                   (C)2000 Barclays Global Investors. All
                                   iShares are not sponsored,      rights reserved. iShares is a servicemark  Not FDIC insured
IBT serves as administrator,       endorsed, sold or promoted      of Barclays Global Investors, N.A. All     Have no bank guarantee
custodian, securities lending      by Frank Russell Company. Nor   other trademarks, servicemarks or          May lose value
agent and transfer agent for       does this company make any      registered trademarks are the property
the iShares Russell Series.        representation regarding the    of their respective owners.
                                   advisability of investing
                                   in iShares.
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